UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-797-2460

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED
   INCOME LIQUIDITYREAL ESTATE BlackRock Liquidity Funds

Semi-Annual Report

April 30, 2005 (Unaudited)

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                            BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway 4th Floor

Wilmington,DE 19809
(302) 797-2000
www.blackrock.com

May 31, 2005

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of
BlackRock Liquidity Funds for the six-month period ended April 30, 2005.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service
Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

[GRAPHIC OMITTED]

Ralph L. Schlosstein
Chairman & President

                                                                               1

--------------------------------------------------------------------------------
                                   TempFund
--------------------------------------------------------------------------------

FUND PROFILE

------------------------------------------
Portfolio Diversification - % of Portfolio
------------------------------------------

                                     [CHART]

                                    Pie chart

Certificates of Deposit     24.3%
Agency Obligations           3.4%
Repurchase Agreements       23.4%
Time Deposits                2.2%
Variable Rate Obligations   20.5%
Master Notes                 3.9%
Commercial Paper            22.3%

------------------------------------------------
Distribution - Weighted Average Maturity 27 days
------------------------------------------------

                                    [CHART]

                                   Bar chart

Days       % of Portfolio
----       --------------
1-30            62.9
31-60           21.7
61-90           13.6
91-120           0.1
121-150          0.1
Over 150         1.8

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Actual Expenses
                           ---------------------------------------------------------------------------------------
                                                                                      Bear       Bear
                                                                                     Stearns    Stearns     Bear
                            Insti-                  Cash      Adminis-     Bear      Premier    Private    Stearns
                           tutional    Dollar    Management   tration     Stearns     Choice    Client     Premier
                           --------   --------   ----------   --------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)              1,000.00   1,000.00    1,000.00    1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
    (4/30/05)              1,011.30   1,010.10    1,008.80    1,010.80   1,007.20   1,000.34   1,009.20   1,002.61
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                   0.90       2.14        3.38        1.39       4.96       0.06       2.98       0.99

                                                       Hypothetical Expenses
                                                    (5% return before expenses)
                           ---------------------------------------------------------------------------------------
                                                                                      Bear       Bear
                                                                                     Stearns    Stearns     Bear
                            Insti-                  Cash      Adminis-     Bear      Premier    Private    Stearns
                           tutional    Dollar    Management    tration    Stearns    Choice     Client     Premier
                           --------   --------   ----------   --------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)              1,000.00   1,000.00    1,000.00    1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
   (4/30/05)               1,024.10   1,022.85    1,021.60    1,023.60   1,019.99   1,024.94   1,022.00   1,024.00
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                   0.90       2.15        3.40        1.40       5.01       0.06       3.00       1.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.28%, 1.00%, 0.45%, 0.60%, and
0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client, and Bear Stearns
Premier respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 5/365 for the
Bear Stearns Premier Choice share class and 60/365 for the Bear Stearns Premier share class (to reflect the period the class was open during the one-half year period).

2

--------------------------------------------------------------------------------
                                    TempCash
--------------------------------------------------------------------------------

FUND PROFILE

------------------------------------------
Portfolio Diversification - % of Portfolio
------------------------------------------

                                     [CHART]

                                    Pie chart

Certificates of Deposit      23.0%
Repurchase Agreements        12.7%
Fixed Rate Municipal Bonds    0.4%
Time Deposits                 5.4%
Variable Rate Obligations    24.4%
Master Notes                  4.0%
Commercial Paper             30.1%

------------------------------------------------
Distribution - Weighted Average Maturity 32 days
------------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
----       --------------
1-30            52.1
31-60           33.3
61-90           13.3
91-120           0.1
121-150          0.1
Over 150         1.3

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Actual Expenses
                          --------------------------------------------------------
                                                      Bear Stearns    Bear Stearns
                          Institutional    Dollar    Premier Choice      Premier
                          -------------   --------   --------------   ------------
Beginning Account
   Value (11/01/04)          1,000.00     1,000.00      1,000.00        1,000.00
Ending Account
   Value (4/30/05)           1,011.40     1,010.10      1,010.00        1,009.10
Expenses Incurred
   During Period
   (11/01/04 -
   4/30/05)*                     0.90         2.14          2.24            2.98

                                            Hypothetical Expenses
                                         (5% return before expenses)
                          --------------------------------------------------------
                                                      Bear Stearns    Bear Stearns
                          Institutional    Dollar    Premier Choice     Premier
                          -------------   --------   --------------   ------------
Beginning Account
   Value (11/01/04)          1,000.00     1,000.00      1,000.00        1,000.00
Ending Account
   Value (4/30/05)           1,024.10     1,022.85      1,022.75        1,022.00
Expenses Incurred
   During Period
   (11/01/04 -
   4/30/05)*                     0.90         2.15          2.25            3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.45% and 0.60% for Institutional, Dollar,
Bear Stearns Premier Choice and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                               3

--------------------------------------------------------------------------------
                                    FedFund
--------------------------------------------------------------------------------

FUND PROFILE

------------------------------------------
Portfolio Diversification - % of Portfolio
------------------------------------------

                                     [CHART]

                                    Pie chart

Repurchase Agreements   39.3%
Agency Obligations      60.7%

------------------------------------------------
Distribution - Weighted Average Maturity 22 days
------------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
----       --------------
1-30            66.2
31-60           16.7
61-90           16.4
91-120           0.1
121-150          0.7
Over 150         0.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    Actual Expenses
                           ------------------------------------------------------------------------------------------------
                                                                                                Bear      Bear
                                                                                              Stearns    Stearns     Bear
                                                        Cash                        Bear      Premier    Private    Stearns
                           Institutional    Dollar     Reserve   Administration    Stearns    Choice     Client     Premier
                           -------------   --------   --------   --------------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)                 1,000.00     1,000.00   1,000.00      1,000.00      1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
   (4/30/05)                  1,010.90     1,009.60   1,008.90      1,000.40      1,006.90   1,009.60   1,008.90   1,008.70
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                      0.99         2.24       2.98          0.07          4.96       2.24       2.98       2.98

                                                                   Hypothetical Expenses
                                                                (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                Bear      Bear
                                                                                              Stearns    Stearns     Bear
                                                        Cash                        Bear      Premier    Private    Stearns
                           Institutional    Dollar     Reserve   Administration    Stearns    Choice     Client     Premier
                           -------------   --------   --------   --------------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)                 1,000.00     1,000.00   1,000.00      1,000.00      1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
   (4/30/05)                  1,024.00     1,022.75   1,022.00      1,024.93      1,019.99   1,022.75   1,022.00   1,022.00
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                      1.00         2.25       3.00          0.07          5.01       2.25       3.00       3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 9/365 for the
Administration share class (to reflect the period the class was open during the one-half year period).

4

--------------------------------------------------------------------------------
                                     T-Fund
--------------------------------------------------------------------------------

FUND PROFILE

---------------------------------------------
Portfolio Diversification
---------------------------------------------
                                     [CHART]

                                    Pie chart

Purchase Agreements   100%

-----------------------------------------------
Distribution - Weighted Average Maturity 5 days
-----------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
----       --------------
1-30            100.0
31-60             0.1
61-90             0.1
91-120            0.1
121-150           0.1
Over 150          0.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                Hypothetical Expenses
                                         Actual Expenses                                     (5% return before expenses)
                     ------------------------------------------------------   ------------------------------------------------------
                                                  Cash                                                     Cash
                     Institutional    Dollar    Management   Administration   Institutional    Dollar    Management   Administration
                     -------------   --------   ----------   --------------   -------------   --------   ----------   --------------
Beginning Account
   Value (11/01/04)     1,000.00     1,000.00    1,000.00       1,000.00         1,000.00     1,000.00    1,000.00       1,000.00
Ending Account
   Value (4/30/05)      1,010.30     1,009.00    1,007.80       1,009.80         1,024.00     1,022.75    1,021.49       1,023.50
Expenses Incurred
   During Period
   (11/01/04 -
   4/30/05)*                0.99         2.24        3.48           1.49             1.00         2.25        3.51           1.50

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70% and 0.30% for Institutional, Dollar,
Cash Management and Administration, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                               5

--------------------------------------------------------------------------------
                               Federal Trust Fund
--------------------------------------------------------------------------------

FUND PROFILE

-------------------------
Portfolio Diversification
-------------------------

                                     [CHART]

                                    Pie chart

Agency Obligations   100%

------------------------------------------------
Distribution - Weighted Average Maturity 14 days
------------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
----       --------------
1-30            87.0
31-60            5.5
61-90            7.5
91-120           0.1
121-150          0.1
Over 150         0.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                            Hypothetical Expenses
                                                   Actual Expenses       (5% return before expenses)
                                              ------------------------   ---------------------------
                                              Institutional    Dollar      Institutional    Dollar
                                              -------------   --------     -------------   --------
Beginning Account Value (11/01/04)               1,000.00     1,000.00        1,000.00     1,000.00
Ending Account Value (4/30/05)                   1,010.50     1,009.20        1,024.00     1,022.75
Expenses Incurred During Period (11/01/04 -
   4/30/05)*                                         0.99         2.24            1.00         2.25

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20% and 0.45% for Institutional and Dollar, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

--------------------------------------------------------------------------------
                                 Treasury Trust
--------------------------------------------------------------------------------

FUND PROFILE

-------------------------
Portfolio Diversification
-------------------------

                                     [CHART]

                                    Pie chart

Treasury Obligations   100%

------------------------------------------------
Distribution - Weighted Average Maturity 21 days
------------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
----       --------------
1-30            76.8
31-60           14.9
61-90            8.3
91-120           0.1
121-150          0.1
Over 150         0.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                          Actual Expenses
                      ------------------------------------------------------
                                                    Cash
                      Institutional    Dollar    Management   Administration
                      -------------   --------   ----------   --------------
Beginning Account
   Value (11/01/04)      1,000.00     1,000.00    1,000.00       1,000.00
Ending Account
   Value (4/30/05)       1,009.90     1,008.60    1,007.40       1,009.40
Expenses Incurred
   During Period
   (11/01/04 -
   4/30/05)*                 0.99         2.23        3.17           1.49

                                       Hypothetical Expenses
                                    (5% return before expenses)
                      ------------------------------------------------------
                                                    Cash
                      Institutional    Dollar    Management   Administration
                      -------------   --------   ----------   --------------
Beginning Account
   Value (11/01/04)      1,000.00     1,000.00    1,000.00       1,000.00
Ending Account
   Value (4/30/05)       1,024.00     1,022.75    1,021.80       1,023.50
Expenses Incurred
   During Period
   (11/01/04 -
   4/30/05)*                 1.00         2.25        3.20           1.50

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, and 0.30% for Institutional,
Dollar, Cash Management, and Administration, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 165/365 for the Cash Management share class (to reflect the period the class was open during the one-half year period).

                                                                               7

--------------------------------------------------------------------------------
                                    MuniFund
--------------------------------------------------------------------------------

FUND PROFILE

Top 10 State Concentration (% of portfolio)
New York        10.9%
Texas            8.3
Michigan         6.8
Alabama          6.4
Massachusetts    5.7
Illinois         5.5
California       5.1
Pennsylvania     5.0
Minnesota        3.6
Virginia         3.3
                ----
   Total        60.6%
                ====

------------------------------------------------
Distribution - Weighted Average Maturity 22 days
------------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
----       --------------
1-30            85.8
31-60            3.3
61-90            1.5
91-120           2.4
121-150          3.7
Over 150         3.3

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                           ----------------------------------------------------------------------------------------
                                                                                       Bear       Bear
                                                                                      Stearns    Stearns     Bear
                            Insti-                  Cash        Admin-      Bear      Premier    Private    Stearns
                           tutional    Dollar    Management   istration    Stearns     Choice     Client    Premier
                           --------   --------   ----------   ---------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)              1,000.00   1,000.00    1,000.00     1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
    (4/30/05)              1,008.30   1,007.10    1,005.80     1,007.80   1,004.40     998.17   1,005.90     998.93
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                   0.99       2.23        3.47         1.49       4.96       2.23       3.47       3.47

                                                             Hypothetical Expenses
                                                          (5% return before expenses)
                           ----------------------------------------------------------------------------------------
                                                                                       Bear       Bear
                                                                                      Stearns    Stearns     Bear
                            Insti-                  Cash        Admin-      Bear      Premier    Private    Stearns
                           tutional    Dollar    Management   istration    Stearns     Choice    Client     Premier
                           --------   --------   ----------   ---------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)              1,000.00   1,000.00    1,000.00     1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
   (4/30/05)               1,024.00   1,022.75    1,021.49     1,023.50   1,019.99   1,022.75   1,021.49   1,021.49
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                   1.00       2.25        3.51         1.50       5.01       2.25       3.51       3.51

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.70% and
0.70% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client, and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 6/365 for the
Bear Stearns Premier Choice share class and 60/365 for the Bear Stearns Premier share class (to reflect the period the class was open during the one-half year period).

8

--------------------------------------------------------------------------------
                                    MuniCash
--------------------------------------------------------------------------------

FUND PROFILE

               Top 10 State
            Concentration (% of
                portfolio)
            -------------------
Texas              11.9%
Ohio                7.7
Michigan            5.2
Florida             4.4
New York            4.2
Maryland            4.2
Louisiana           3.8
Indiana             3.7
Georgia             3.4
Illinois            3.1
                   ----
   Total           51.6%
                   ====

------------------------------------------------
Distribution - Weighted Average Maturity 33 days
------------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
----       --------------
1-30            79.0
31-60            3.5
61-90            3.7
91-120           4.1
121-150          2.9
Over 150         6.8

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Actual Expenses
                      --------------------------------------------------------
                                                  Bear Stearns    Bear Stearns
                      Institutional    Dollar    Premier Choice      Premier
                      -------------   --------   --------------   ------------
Beginning Account
   Value (11/01/04)      1,000.00     1,000.00      1,000.00        1,000.00
Ending Account
   Value (4/30/05)       1,008.60     1,007.40      1,007.40        1,006.10
Expenses Incurred
   During Period
   (11/01/04 -
   4/30/05)*                 0.99         2.23          2.23            3.47

                                       Hypothetical Expenses
                                    (5% return before expenses)
                      --------------------------------------------------------
                                                  Bear Stearns    Bear Stearns
                      Institutional    Dollar    Premier Choice     Premier
                      -------------   --------   --------------   ------------
Beginning Account
   Value (11/01/04)      1,000.00     1,000.00      1,000.00        1,000.00
Ending Account
   Value (4/30/05)       1,024.00     1,022.75      1,022.75        1,021.49
Expenses Incurred
   During Period
   (11/01/04 -
   4/30/05)*                 1.00         2.25          2.25            3.51

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.45% and 0.70% for Institutional, Dollar,
Bear Stearns Premier Choice and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                               9

--------------------------------------------------------------------------------
                              California Money Fund
--------------------------------------------------------------------------------

FUND PROFILE

------------------------------------------
Portfolio Diversification - % of Portfolio
------------------------------------------

                                     [CHART]

                                    Pie chart

Tax-Exempt Commercial Paper   4.2%
Municipal Bonds               8.6%
Municipal Put Bonds           5.3%
Variable Rate Demand Notes   81.9%

------------------------------------------------
Distribution - Weighted Average Maturity 21 days
------------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
--------   --------------
1-30            88.3
31-60            0.1
61-90            5.0
91-120           1.1
121-150          0.5
Over 150         5.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Actual Expenses
                           --------------------------------------------------------------------------------------
                                                                                     Bear       Bear
                                                   Cash                             Stearns    Stearns     Bear
                            Insti-                Manage-     Admin-      Bear      Premier    Private    Stearns
                           tutional    Dollar      ment     istration    Stearns     Choice     Client    Premier
                           --------   --------   --------   ---------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)              1,000.00   1,000.00   1,000.00    1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
   (4/30/05)               1,008.20   1,007.00   1,005.80    1,007.80   1,004.30   1,007.00   1,005.80   1,002.53
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                   0.99       2.23       3.47        1.49       4.96       2.23       3.47       3.47

                                                          Hypothetical Expenses
                                                      (5% return before expenses)
                           --------------------------------------------------------------------------------------
                                                                                     Bear       Bear
                                                   Cash                             Stearns    Stearns     Bear
                            Insti-                Manage-     Admin-       Bear     Premier    Private   Stearns
                           tutional    Dollar       ment    istration    Stearns     Choice     Client   Premier
                           --------   --------   --------   ---------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)              1,000.00   1,000.00   1,000.00    1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
   (4/30/05)               1,024.00   1,022.75   1,021.49    1,023.50   1,019.99   1,022.75   1,021.49   1,021.49
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                   1.00       2.25       3.51        1.50       5.01       2.25       3.51       3.51

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.70%
and 0.70% for Institutional, Dollar, Cash Management, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10

--------------------------------------------------------------------------------
                              New York Money Fund
--------------------------------------------------------------------------------

FUND PROFILE

------------------------------------------
Portfolio Diversification - % of Portfolio
------------------------------------------

                                     [CHART]

                                    Pie chart

Commercial Paper               4.0%
Municipal Bonds               13.5%
Municipal Put Bonds            1.1%
Variable, Rate Demand Notes   81.4%

------------------------------------------------
Distribution - Weighted Average Maturity 22 days
------------------------------------------------

                                     [CHART]

                                    Bar chart

Days       % of Portfolio
--------   --------------
1-30            89.9
31-60            4.4
61-90            2.5
91-120           2.9
121-150          2.6
Over 150         2.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable.
Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Actual Expenses
                           ----------------------------------------------------------------------------------------
                                                                                        Bear       Bear
                                                                                      Stearns    Stearns      Bear
                            Insti-                  Cash        Admin-      Bear      Premier    Private    Stearns
                           tutional    Dollar    Management   istration   Stearns      Choice     Client    Premier
                           --------   --------   ----------   ---------   --------   --------   --------   --------
Beginning Account Value
   (11/01/04)              1,000.00   1,000.00    1,000.00     1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
   (4/30/05)               1,008.20   1,007.00    1,002.30     1,007.70   1,004.20   1,007.00   1,005.70   1,005.90
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                     0.99       2.23        1.13         1.49       4.96       2.23       3.47       3.47

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ----------------------------------------------------------------------------------------
                                                                                        Bear      Bear
                                                                                      Stearns    Stearns     Bear
                            Insti-                  Cash        Admin-       Bear     Premier    Private    Stearns
                           tutional    Dollar    Management   istration    Stearns     Choice     Client    Premier
                           --------   --------   ----------   ---------   --------   --------   ---------  --------
Beginning Account Value
   (11/01/04)              1,000.00   1,000.00     1,000.00    1,000.00   1,000.00   1,000.00   1,000.00   1,000.00
Ending Account Value
   (4/30/05)               1,024.00   1,022.75     1,023.86    1,023.50   1,019.99   1,022.75   1,021.49   1,021.49
Expenses Incurred During
   Period (11/01/04 -
   4/30/05)*                   1.00       2.25         1.14        1.50       5.01       2.25       3.51       3.51

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.70% and
0.70% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), and 59/365 for the
Cash Management share class (to reflect the period the class was open during the one-half year period).

                                                                              11

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                    TEMPFUND

APRIL 30, 2005 (UNAUDITED)

                                                                                 PAR
                                                                   MATURITY     (000)          VALUE
                                                                   --------   ---------   --------------
AGENCY OBLIGATIONS - 3.5%
Federal Home Loan Bank Variable Rate Notes - 2.6%
      2.77%(b)                                                     05/03/05   $ 100,000   $   99,980,271
      2.83%(b)                                                     06/08/05     250,000      249,950,865
      2.88%(b)                                                     06/13/05     328,000      327,927,580

                                                                                          --------------
                                                                                             677,858,716
                                                                                          ==============
Federal National Mortgage Association Variable Rate Notes - 0.9%
      2.82%(b)                                                     06/06/05     200,000      199,958,261
                                                                                          --------------
TOTAL AGENCY OBLIGATIONS
   (Cost $877,816,977)                                                                       877,816,977
                                                                                          --------------
CERTIFICATES OF DEPOSIT - 24.7%
Domestic - 7.9%
   American Express Centurion Bank (A-1, P-1)
      3.03%                                                        05/31/05     180,000      180,000,000
   Citibank N.A. (A-1+, P-1)
      2.70%                                                        05/04/05     184,375      184,375,000
      2.70%                                                        05/06/05     245,360      245,360,000
      2.70%                                                        05/09/05     280,420      280,420,000
   First Tennessee Bank N.A. (A-1, P-1)
      3.04%                                                        06/27/05     114,400      114,400,000
   Washington Mutual Bank F.A. (A-1, P-1)
      2.81%                                                        05/03/05     975,000      975,000,000

                                                                                          --------------
                                                                                           1,979,555,000
                                                                                          ==============
Yankee - 16.8%
   Banque Nationale de Paribas, New York (A-1+, P-1)
      2.90%                                                        06/13/05     489,465      489,467,901
   Barclays Bank PLC, New York (A-1+, F-1+)
      2.75%                                                        05/03/05     338,020      338,020,000
   Calyon New York (A-1+, P-1)
      2.66%                                                        05/02/05     100,000       99,999,886
   Canadian Imperial Bank of Commerce, New York (A-1, P-1)
      2.48%                                                        11/01/05     300,000      300,000,000
   Credit Suisse First Boston, New York (A-1, P-1)
      2.76%                                                        05/03/05     295,720      295,720,000
   Depfa Bank PLC, New York (A-1+, F-1+)
      2.90%                                                        06/10/05      94,400       94,400,000
      2.90%                                                        06/13/05     350,000      350,000,000
      2.49%                                                        11/01/05      78,300       78,300,000
   Eurohypo AG, New York (A-1, P-1)
      2.82%                                                        05/02/05     121,630      121,630,000
      2.72%                                                        05/03/05      60,000       60,000,000
      2.72%                                                        05/04/05      57,835       57,835,000
      3.06%                                                        06/21/05      50,000       50,000,000
      3.06%                                                        06/24/05     150,000      150,000,000
   Svenska Handelsbanken, New York (A-1+, P-1)
      3.05%                                                        06/30/05     265,000      265,000,000
   Toronto Dominion Bank, New York (A-1, P-1)
      3.02%                                                        07/07/05     200,000      200,000,000
   UBS AG, Stamford (A-1+, P-1)
      2.80%                                                        05/02/05     700,000      700,000,048
      2.90%                                                        06/14/05     600,000      600,003,638

                                                                                          --------------
                                                                                           4,250,376,473
                                                                                          ==============
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $6,229,931,473)                                                                   6,229,931,473
                                                                                          --------------
COMMERCIAL PAPER - 22.8%
Asset-Backed Securities - 7.4%
   Brahms Funding Corp. (A-1, P-1)
      3.07%                                                        06/23/05      26,353       26,233,892

                                                                                 PAR
                                                                   MATURITY     (000)          VALUE
                                                                   --------   ---------   --------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
   Dakota Notes Program (A-1, P-1)
      2.82%                                                        05/02/05   $ 286,850   $  286,827,610
      2.70%                                                        05/05/05     239,780      239,708,066
   Edison Asset Securitization LLC (A-1+, P-1)
      3.02%                                                        07/06/05     160,000      159,114,133
   Emerald Certificates (A-1+, P-1)
      3.04%                                                        06/29/05      60,000       59,703,033
      3.06%                                                        06/29/05      77,750       77,362,632
   Grampian Funding LLC (A-1+, P-1)
      2.70%                                                        05/09/05     217,395      217,264,563
   Kitty Hawk Funding Corp. (A-1+, P-1)
      2.80%                                                        05/02/05      37,404       37,401,091
      3.02%                                                        06/10/05     133,358      132,910,510
   Liberty Street Funding Corp. (A-1, P-1)
      3.02%                                                        06/24/05      93,000       92,578,710
   Motown Notes (A-1+, P-1)
      2.88%                                                        05/16/05      48,100       48,042,280
   Newcastle Certificates (A-1+, P-1)
      3.02%                                                        06/20/05      75,500       75,185,417
   Park Granada LLC (A-1+, P-1)
      2.81%                                                        05/02/05      40,000       39,996,878
      2.81%                                                        05/02/05     140,000      139,989,111
   Park Sienna LLC (A-1+, P-1)
      2.87%                                                        05/03/05      50,048       50,040,020
      3.05%                                                        05/24/05      90,000       89,824,625
   Silver Tower U.S. Funding LLC (A-1, P-1)
      3.03%                                                        06/27/05     100,000       99,520,250

                                                                                          --------------
                                                                                           1,871,702,821
                                                                                          ==============
Banks - 8.4%
   Bank of America Corp. (A-1+, P-1)
      3.01%                                                        07/05/05     351,700      349,788,608
      3.01%                                                        07/06/05     150,000      149,172,250
   Barclays U.S. Funding Corp. (A-1+, P-1)
      2.74%                                                        05/03/05     329,385      329,334,860
   Deutsche Bank Financial LLC (A-1+, P-1)
      2.80%                                                        05/02/05     600,000      599,953,332
      3.02%                                                        06/27/05     700,000      696,647,292

                                                                                          --------------
                                                                                           2,124,896,342
                                                                                          ==============
Electronics - 3.1%
   General Electric Co. (A-1+, P-1)
      3.00%                                                        06/28/05     687,550      684,226,842
      3.00%                                                        06/29/05      75,000       74,631,250

                                                                                          --------------
                                                                                             758,858,092
                                                                                          ==============
Finance Services - 0.3%
   ING (U.S.) Funding LLC (A-1+, P-1)
      3.01%                                                        07/05/05      31,000       30,831,524
      3.01%                                                        07/07/05      45,000       44,747,912

                                                                                          --------------
                                                                                              75,579,436
                                                                                          ==============
Life Insurance - 0.7%
   Prudential Funding LLC (A-1+, P-1)
      2.80%                                                        05/03/05     152,000      151,976,356
                                                                                          --------------
Security Brokers & Dealers - 2.9%
   Bear Stearns Co., Inc. (A-1, P-1)
      3.02%                                                        06/27/05     108,265      107,747,313
   Goldman Sachs Group, Inc. (A-1, P-1)
      2.79%                                                        05/02/05     400,000      399,969,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                                 PAR
                                                                   MATURITY     (000)          VALUE
                                                                   --------   ---------   --------------
COMMERCIAL PAPER (Continued)
Security Brokers & Dealers (continued)
   Morgan Stanley (A-1, P-1)
      3.02%                                                        07/07/05    $250,000   $  248,594,861

                                                                                          --------------
                                                                                             756,311,174
                                                                                          ==============
TOTAL COMMERCIAL PAPER
   (Cost $5,739,324,221)                                                                   5,739,324,221
                                                                                          --------------
MASTER NOTES - 4.0%
Security Brokers & Dealers
   Bank of America Securities LLC (A-1, P-1)
      3.08%(b)                                                     05/02/05     293,000      293,000,000
   Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(c)
      2.93%                                                        05/02/05     264,850      264,850,000
   Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(c)
      3.17%                                                        05/02/05     438,000      438,000,000

                                                                                          --------------
TOTAL MASTER NOTES
   (Cost $995,850,000)                                                                       995,850,000
                                                                                          ==============
VARIABLE RATE OBLIGATIONS - 20.9%
Agency Obligations - 2.5%
   Federal Home Loan Mortgage Corp.
      2.72%(b)                                                     05/09/05     400,000      400,031,226
      3.08%(b)                                                     07/07/05     220,000      220,000,000

                                                                                          --------------
                                                                                             620,031,226
                                                                                          ==============
Asset-Backed Securities - 1.1%
   Racers XL (A-1, P-1)
      3.00%(b)                                                     05/23/05     234,650      234,650,000
   SMM Trust Series 2004G (A-1+, P-1)
      2.93%(b)                                                     06/03/05      26,287       26,286,605

                                                                                          --------------
                                                                                             260,936,605
                                                                                          ==============
Banks - 2.5%
   Bank of America, N.A. (AA+, Aa1)
      2.80%(b)                                                     05/02/05     207,700      207,700,000
   Bank of New York Co., Inc. (A+, Aa3)
      3.06%(b)                                                     05/27/05     125,000      125,000,000
   Bank of New York, Inc. (AA-, Aa2)
      2.92%(b)                                                     05/20/05      35,015       35,014,816
   Hayes Brake Holdings LLC (National City Bank N.A. LOC)
      (A-1, P-1)(c)
      3.11%(b)                                                     05/07/05       9,878        9,878,000
   LP Pinewood SPV (Wachovia Bank N.A. LOC) (A-1, P-1)(c)
      3.06%(b)                                                     05/07/05      50,000       50,000,000
   Wells Fargo Bank N.A. (AA, Aaa)
      2.92%(b)                                                     05/02/05     190,000      190,001,915

                                                                                          --------------
                                                                                             617,594,731
                                                                                          ==============
Insurance Carriers NEC - 1.3%
   ASIF Global Financing (AAA, Aaa)
      3.11%(b)                                                     06/02/05      49,000       49,031,948
   Travelers Insurance Co. (A-1+, P-1)
      3.18%(b)                                                     07/01/05     250,000      250,000,000

                                                                                          --------------
                                                                                             299,031,948
                                                                                          ==============
Life Insurance - 4.4%
   Hartford Life Insurance Co. (A-1+, P-1)
      3.17%(b)                                                     07/01/05     100,000      100,000,000

                                                                                 PAR
                                                                   MATURITY     (000)          VALUE
                                                                   --------   ---------   --------------
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance (continued)
   ING Security Life Insurance (AA3, Aa)
      2.96%(b)                                                     05/09/05    $150,000   $  150,000,000
   MetLife Global Funding I (AA, Aa2)
      3.13%(b)                                                     05/31/05      95,000       95,000,000
   New York Life Insurance Co. (A-1+, P-1)
      3.09%(b)                                                     06/13/05     350,000      350,000,000
   Transamerica Occidental Life Insurance Co. (A-1+, P-1)
      2.98%(b)                                                     05/02/05     400,000      400,000,000

                                                                                          --------------
                                                                                           1,095,000,000
                                                                                          ==============
Municipal Bonds - 0.1%
   California Housing Finance Agency RB (Taxable
      Home Meeting Project) Series 1998 DN (A-1+, VMIG-1)
      2.98%(b)                                                     05/07/05      33,000       33,000,000
                                                                                          --------------
Personal Credit Institutions - 1.7%
   General Electric Capital Corp. (AAA, Aaa)
      3.07%(b)                                                     05/17/05     447,600      447,738,199
                                                                                          --------------
Security Brokers & Dealers - 7.3%
   Citigroup Global Markets, Inc. (A-1+, P-1)
      2.83%(b)                                                     05/03/05     270,000      270,000,000
   Goldman Sachs Group, Inc. (A-1, P-1)
      3.01%(b)                                                     05/19/05     333,000      333,000,000
   Greenwich Capital Holdings Inc (A-1+, P-1)
      2.95%(b)                                                     05/20/05      56,000       56,000,000
   Greenwich Capital Holdings, Inc. (A-1+, P-1)
      2.81%(b)                                                     09/30/05      74,675       74,675,000
   Lehman Brothers Holdings, Inc. (A-1, P-1)
      3.06%(b)                                                     05/02/05      71,000       71,000,000
      3.06%(b)                                                     05/02/05      72,000       72,000,000
   Merrill Lynch & Co., Inc. (A+, Aa3)
      3.06%(b)                                                     05/11/05     459,000      459,126,148
   Morgan Stanley & Co., Inc. (A+, Aa3)
      3.07%(b)                                                     05/16/05     550,000      550,106,655

                                                                                          --------------
                                                                                           1,885,907,803
                                                                                          ==============
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $5,259,240,512)                                                                   5,259,240,512
                                                                                          --------------
TIME DEPOSITS - 2.2%
   Wells Fargo Bank, N.A. (A-1, P-1)
      2.64%
   (Cost $562,000,000)                                             05/02/05     562,000      562,000,000
                                                                                          --------------
REPURCHASE AGREEMENTS - 23.8%
Deutsche Bank Securities, Inc.
      2.78%                                                        05/03/05     550,000      550,000,000
   (Agreement dated 03/22/05 to be repurchased at $551,783,833, collateralized by $657,506,701 Federal Home Loan Mortgage
      Corporation Bonds, Federal National Mortgage Association
      Bonds and Variable Rate Notes 3.50% to 6.00% due from
      08/01/18 to 04/01/35. The market value is $566,500,000.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              13

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                                  PAR
                                                                   MATURITY      (000)          VALUE
                                                                   --------   ----------   --------------
REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co.
      2.95%                                                        05/02/05   $   80,400   $   80,400,000
   (Agreement dated 04/29/05 to be repurchased at $80,419,765, collateralized by $78,664,146 Federal National Mortgage
      Association Bonds, U.S. Treasury Strips and Strip
      Principals 0.00% to 7.13% due from 03/02/07 to
      01/15/30. The market value is $82,765,654.)

Goldman Sachs & Co.
      3.00%                                                        05/02/05      500,000      500,000,000
   (Agreement dated 04/29/05 to be repurchased at $500,125,000, collateralized by $489,204,887 Federal National Mortgage
      Association Bonds, U.S. Treasury Strips and Strip
      Principals 0.00% to 7.13% due from 03/02/07 to
      01/15/30. The market value is $514,711,775.)

Morgan Stanley & Co.
      2.95%                                                        05/02/05      256,000      256,000,000
   (Agreement dated 04/29/05 to be repurchased at $256,062,933, collateralized by $295,040,398 Federal Home Loan Bank
      Bonds,Federal Home Loan Mortgage Corporation Bonds,
      Federal National Mortgage Association Bonds, Discount
      Notes, Bank Bonds and Variable Rate Notes and Government
      National Mortgage Association Bonds 0.00% to 7.00% due
      from 05/18/05 to 03/01/35. The market value is
      $276,711,935.)

Morgan Stanley & Co., Inc.
      2.96%                                                        05/02/05      340,000      340,000,000
   (Agreement dated 04/29/05 to be repurchased at $340,083,867, collateralized by $391,850,529 Federal Home Loan Bank
      Bonds,Federal Home Loan Mortgage Corporation Bonds,
      Federal National Mortgage Association Bonds,Discount Notes
      and Variable Rate Notes and Goverment National Mortgage
      Association Bonds0.00% to 7.00% due from 05/18/05 to
      03/01/35. The market value is $367,508,039.)

PNC Bank N.A.
      2.70%                                                        05/02/05      133,300      133,300,000
   (Agreement dated 04/29/05 to be repurchased at $133,329,993, collateralized by $320,000,000 Federal National Mortgage
      Association Bonds 5.00% to 6.00% due from 05/15/11 to
      04/26/17. The market value is $343,098,000.)

UBS Securities LLC
      2.78%                                                        05/03/05    1,250,000    1,250,000,000
   (Agreement dated 03/21/05 to be repurchased at
      $1,254,150,694, collateralized by $2,238,685,391 Federal
      Home Loan Mortgage Corporation Bonds and Federal National
      Mortgage Association Bonds 4.00% to 11.00% due from
      06/01/05 to 05/01/35. The market value is $1,287,500,006.)

UBS Securities LLC
      2.78%                                                        05/03/05      350,000      350,000,000
   (Agreement dated 03/22/05 to be repurchased at $351,135,167, collateralized by $742,511,025 Federal Home Loan Mortgage
      Corporation Bonds and Federal National Mortgage
      Association Bonds 4.50% to 9.00% due from 11/01/05 to
      05/01/35. The market value is $360,501,758.)

                                                                                 PAR
                                                                   MATURITY     (000)          VALUE
                                                                   --------   ---------   --------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
      2.78%                                                        05/03/05   $1,150,000   $1,150,000,000
   (Agreement dated 03/23/05 to be repurchased at
      $1,153,641,028, collateralized by $4,041,094,408 Federal
      Home Loan Mortgage Corporation Bonds and Federal National
      Mortgage Association Bonds, and Strips 0.00% to 11.00% due
      from 02/01/15 to 04/01/35. The market value is
      $1,184,504,428.)

UBS Securities LLC
      3.05%                                                        07/05/05    1,400,000    1,400,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $1,407,946,944, collateralized by $2,466,338,669 Federal
      Home Loan Mortgage Corporation Bonds and Federal National
      Mortgage Association Bonds 4.00% to 11.50% due from
      09/01/06 to 04/01/35. The market value is $1,442,001,323.)
                                                                                           --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,009,700,000)                                                                    6,009,700,000
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                                                      VALUE
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES - 101.9%
   (Cost $25,673,863,183(a))                                    $25,673,863,183
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%                     (473,436,974)
                                                                ---------------
NET ASSETS - 100.0%
   (Equivalent to $1.00 per share based on 19,225,532,458
   Institutional Shares, 3,553,052,421 Dollar Shares,
   244,779,236 Cash Management Shares, 1,162,332,583
   Adminstration Shares, 297,245,577 Bear Stearns Shares,
   11,077,100 Bear Stearns Premier Choice Shares, 697,580,154
   Bear Stearns Private Client Shares and 33,535,979 Bear
   Stearns Premier Shares outstanding)                          $25,200,426,209
                                                                ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($19,221,896,514/19,225,532,458)                         $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER DOLLAR
   SHARE
   ($3,532,315,754/3,533,052,421)                           $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER CASH
   MANAGEMENT SHARE
   ($244,744,693/244,779,236)                               $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   ADMINISTRATION SHARE
   ($1,162,119,670/1,162,332,583)                           $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
   STEARNS SHARE
   ($297,212,983/297,245,577)                               $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
   STEARNS PREMIER CHOICE SHARE
   ($11,077,100/11,077,100)                                 $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
   STEARNS PRIVATE CLIENT SHARE
   ($697,523,513/697,580,154)                               $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
   STEARNS PREMIER SHARE
   ($33,535,981/33,535,979)                                 $1.00
                                                            =====

----------
(a)  Aggregate cost for Federal income tax purposes.

(b)  Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)  Ratings reflect those of guarantor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPCASH
APRIL 30, 2005 (UNAUDITED)

                                                                           PAR
                                                             MATURITY     (000)         VALUE
                                                             --------   --------   --------------
CERTIFICATES OF DEPOSIT - 23.0%
Domestic - 6.4%
   Citibank N.A. (A-1+, P-1)
      2.70%                                                  05/04/05   $ 78,625   $   78,625,000
      2.70%                                                  05/06/05    104,640      104,640,000
      2.70%                                                  05/09/05    119,580      119,580,000
   First Tennessee Bank N.A. (A-1, P-1)
      3.04%                                                  06/27/05     50,000       50,000,000
   Washington Mutual Bank F.A. (A-1, P-1)
      2.81%                                                  05/03/05    355,000      355,000,000

                                                                                   --------------
                                                                                      707,845,000
                                                                                   ==============
Euro Dollar - 3.4%
   HBOS Treasury Services PLC (A-1, P-1)
      2.91%                                                  06/13/05    125,000      125,001,412
   Societe Generale, Paris (A-1+, P-1)
      2.70%                                                  05/04/05    200,000      199,999,752
      2.72%                                                  05/09/05     50,000       50,000,000

                                                                                   --------------
                                                                                      375,001,164
                                                                                   ==============
Yankee - 13.2%
   Banco Santander Puerto Rico (A-1, P-1)
      2.94%                                                  05/18/05     50,000       50,000,000
   Banque Nationale de Paribas, New York (A-1+, P-1)
      2.90%                                                  06/13/05    160,000      160,000,948
   Barclays Bank PLC, New York (A-1+, F-1+)
      2.75%                                                  05/03/05    129,680      129,680,000
   Canadian Imperial Bank of Commerce, New York (A-1, P-1)
      2.48%                                                  11/01/05     97,500       97,500,000
   Credit Suisse First Boston, New York (A-1, P-1)
      2.76%                                                  05/03/05    109,280      109,280,000
   Depfa Bank PLC, New York (A-1+, F-1+)
      2.90%                                                  06/13/05    150,000      150,000,000
   Eurohypo AG, New York (A-1, P-1)
      2.82%                                                  05/02/05     60,000       60,000,000
      2.72%                                                  05/03/05     40,000       40,000,000
      2.72%                                                  05/04/05     24,665       24,665,000
      3.04%                                                  06/27/05    131,200      131,200,000
      3.04%                                                  06/30/05     75,000       75,000,621
   Nordea Bank Finland PLC, New York (A-1, P-1)
      2.91%                                                  06/13/05     97,800       97,800,580
   UBS AG, Stamford (A-1+, P-1)
      2.80%                                                  05/02/05    336,500      336,500,023

                                                                                   --------------
                                                                                    1,461,627,172
                                                                                   ==============
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $2,544,473,336)                                                            2,544,473,336
                                                                                   ==============
COMMERCIAL PAPER - 30.1%

Asset-Backed Securities - 13.4%
   Atlantis One Funding (A-1+, P-1)
      3.00%                                                  05/05/05     24,080       24,071,973
   Dakota Notes Program (A-1, P-1)
      2.82%                                                  05/02/05    109,150      109,141,480
   Edison Asset Securitization LLC (A-1+, P-1)
      3.02%                                                  07/05/05     43,249       43,013,173
      3.02%                                                  07/06/05     40,000       39,778,533
   Emerald Certificates (A-1+, P-1, F-1+)
      3.02%                                                  06/29/05     23,000       22,886,163
      3.04%                                                  06/29/05     40,000       39,800,711
   Eurohypo AG, New York (A-1, P-1)
      3.04%                                                  07/06/05    134,734      133,984,318

                                                               PAR
                                                 MATURITY     (000)        VALUE
                                                 --------   --------   -------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
   Fairway Finance Co. LLC (A-1, P-1)
      3.03%                                      05/27/05   $ 19,548   $   19,505,222
   Grampian Funding LLC (A-1+, P-1)
      2.70%                                      05/09/05     92,705       92,649,377
   Kitty Hawk Funding Corp. (A-1+, P-1)
      2.80%                                      05/02/05     12,785       12,784,006
   Lockhart Funding LLC (P-1)
      3.04%                                      06/23/05     59,581       59,314,342
      3.07%                                      06/23/05     23,525       23,418,675
      3.05%                                      06/27/05     30,000       29,855,125
   Monument Gardens Funding LLC (A-1, P-1)
      3.07%                                      06/27/05     45,000       44,781,262
   Newcastle Certificates
      3.07%                                      06/06/05     44,800       44,662,464
   Park Granada LLC (A-1+, P-1)
      2.81%                                      05/02/05    170,790      170,776,669
   Park Sienna LLC (A-1+, P-1)
      3.05%                                      05/24/05     39,528       39,450,975
      3.05%                                      05/25/05     50,120       50,018,089
   Silver Tower U.S. Funding LLC (A-1, P-1)
      3.03%                                      06/23/05     45,000       44,799,262
      3.03%                                      06/27/05     50,000       49,760,125
   Tulip Funding Corp. (A-1+, P-1)
      3.02%                                      05/31/05    100,000       99,748,333
   Victory Receivables Corp. (A-1, P-1)
      3.03%                                      05/12/05     24,298       24,275,504
      3.03%                                      05/23/05     50,000       49,907,417
      3.04%                                      06/07/05     89,366       89,086,781
      3.03%                                      06/13/05     61,214       60,992,456
      3.05%                                      06/21/05     71,343       71,034,739

                                                                       --------------
                                                                        1,489,497,174
                                                                       ==============
Banks - 9.9%
   Bank of America Corp. (A-1+, P-1)
      3.01%                                      07/05/05    250,000      248,641,320
   Barclays U.S. Funding Corp. (A-1+, P-1)
      2.74%                                      05/03/05    126,365      126,345,765
   Deutsche Bank Financial LLC (A-1+, P-1)
      3.02%                                      06/27/05    500,000      497,605,208
   Skandinaviska Enskilda Banken AB (A-1, P-1)
      2.42%                                      10/27/05     12,100       11,954,403
   Svenska Handelsbanken AB (A-1+, P-1)
      3.02%                                      06/28/05    213,600      212,560,717

                                                                       --------------
                                                                        1,097,107,413
                                                                       ==============
Credit Institutions - 2.5%
   Countrywide Home Loans, Inc. (A-1, P-2)
      2.83%                                      05/03/05     68,250       68,239,270
      3.01%                                      05/05/05    170,000      169,943,144
      3.06%                                      05/23/05     44,000       43,917,720

                                                                       --------------
                                                                          282,100,134
                                                                       ==============
Electronics - 1.7%
   General Electric Co. (A-1+, P-1)
      3.00%                                      06/29/05    175,000      174,139,583
                                                                       --------------
Telephone Communications - 2.6%
   SBC Communications Inc. (A-1, P-1)
      3.05%                                      06/20/05     50,000       49,788,194
      3.05%                                      06/21/05     50,000       49,783,958
      3.04%                                      06/22/05    145,000      144,363,290

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

16

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)         VALUE
                                                       --------   --------   --------------
COMMERCIAL PAPER (Continued)
Telephone Communications (continued)
   SBC Communications (continued)
      3.06%                                            06/22/05   $ 44,500   $   44,303,310

                                                                             --------------
                                                                                288,238,752
                                                                             ==============
TOTAL COMMERCIAL PAPER
  (Cost $3,331,083,056)                                                       3,331,083,056
                                                                             --------------
MASTER NOTES - 4.1%
Security Brokers & Dealers
   Bank of America Securities LLC (A-1, P-1)
      3.08%(b)                                         05/02/05    117,950      117,950,000
   Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(c)
      2.93%                                            05/02/05    112,000      112,000,000
   Morgan Stanley Mortgage Capital, Inc.
      (A-1, P-1)(c)
      3.17%                                            05/02/05    219,000      219,000,000

                                                                             --------------
TOTAL MASTER NOTES
   (Cost $448,950,000)                                                          448,950,000
                                                                             ==============
VARIABLE RATE OBLIGATIONS - 24.8%
Agency Obligations - 0.9%
   Federal Home Loan Mortgage Corp.
      3.08%(b)                                         07/07/05    100,000      100,000,000
                                                                             --------------
Asset-Backed Securities - 2.1%
   Racers XL (A-1, P-1)
      3.00%(b)                                         05/23/05    102,655      102,655,000
   SMM Trust Series 2004G (A-1+, P-1)
      2.93%(b)                                         06/03/05     11,490       11,489,900
   Wachovia Asset Securitization, Inc. Series
      04-HM1, Class A (AAA, Aaa)
      3.00%(b)                                         05/25/05     62,704       62,703,748
   Wachovia Asset Securitization, Inc. Series
      04-HM2, Class A (AAA, Aaa)
      3.01%(b)                                         05/25/05     57,972       57,971,758

                                                                             --------------
                                                                                234,820,406
                                                                             ==============
Banks - 5.3%
   All Seasons Funding LLC (Federal Home Loan
      Bank Guaranty) (Aaa)
      3.08%(b)                                         05/07/05      4,045        4,045,000
   American National Fish & Wildlife Museum of
      Missouri RB Series 2004B DN (Commerce Bank
      NA LOC) (A-1)(c)
      3.18%(b)                                         05/07/05      1,000        1,000,000
   Bank of America, N.A. (AA+, Aa1)
      2.80%(b)                                         05/02/05     72,210       72,210,000
   Bank of New York, Inc. (AA-, Aa2)
      2.92%(b)                                         05/20/05     13,920       13,919,927
   Gables of Germantown (Marshall & Illsely Bank
      LOC) (A-1, P-1)(c)
      3.14%(b)                                         05/07/05     15,000       15,000,000
   Green Knight Economic Development Series 2004
     (Fulton Bank LOC) (A-1)(c)
      3.21%(b)                                         05/07/05      2,560        2,560,000
   HBOS Treasury Services PLC (A-1+, P-1)
      3.08%(b)                                         06/24/05    150,000      150,000,000
   Laurel Grocery Co. LLC (US Bank N.A. LOC)
      (A-1, P-1)(c)
      3.08%(b)                                         05/07/05      1,425        1,425,000
   MB & B Holdings LLC (Marshall & Ilsley Bank
      LOC) (A-1, P-1)
      3.14%(b)                                         05/05/05      6,915        6,915,000
      3.14%(b)                                         05/05/05      3,760        3,760,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                       --------   --------   ------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
   Nationwide Building Society (A+, Aa3)
      3.20%(b)                                         07/22/05   $150,000   $150,026,689
   North Square Associates LLP (Marshall & Ilsley
     Bank LOC) (A-1, P-1)
      3.14%(b)                                         05/05/05     14,715     14,715,000
   Oxford Capital Enterprise LLC (National City Bank
     of Cleveland LOC) (A-1, P-1)(c)
      3.08%(b)                                         05/07/05      4,000      4,000,000
   Park Street Properties I LLC (U.S. Bank LOC)
     (Aa2)(c)
      3.01%(b)                                         05/05/05      9,000      9,000,000
   Park Village (Bank One N.A. LOC) (A-1+, P-1)
      3.01%(b)                                         05/05/05      7,000      7,000,000
   Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)
      3.21%(b)                                         05/05/05      9,000      9,000,000
   Shipley Group LP (Fulton Bank LOC) (VMIG-1)(c)
      3.21%(b)                                         05/07/05     17,480     17,480,000
   Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(c)
      3.10%(b)                                         05/07/05      1,565      1,565,000
   Westpac Banking Corp. (AA-, Aa3)
      2.99%(b)                                         06/13/05    108,250    108,250,000

                                                                             ------------
                                                                              591,871,616
                                                                             ============
Insurance Carriers NEC - 0.1%
   ASIF Global Financing (AAA, Aaa)
      3.11%(b)                                         06/02/05     16,000     16,010,432
                                                                             ------------
Life Insurance - 6.5%
   Allstate Life Global Funding II (AA, Aa2)
      3.01%(b)                                         05/16/05    100,000    100,000,001
   Allstate Life Insurance Co. (A-1+, P-1)
      2.74%(b)                                         05/02/05     50,000     50,000,000
   MetLife Global Funding I (AA, Aa2)
      3.13%(b)                                         05/31/05     40,000     40,000,000
   Monumental Life Insurance Co. (A-1+, P-1)
      3.04%(b)                                         06/01/05    200,000    200,000,000
   New York Life Insurance Co. (A-1+, P-1)
      3.09%(b)                                         06/13/05    300,000    300,000,000
   Transamerica Occidental Life Insurance Co.
      (A-1+, P-1)
      3.05%(b)                                         06/01/05     26,000     26,000,000

                                                                             ------------
                                                                              716,000,001
                                                                             ============
Municipal Bonds - 2.1%
   Massachusetts State Housing Finance Agency RB
      (Avalon Flanders Project) Series 2004A DN
      (Morgan Guaranty Trust LOC) (A-1+)
      3.00%(b)                                         05/09/05     22,375     22,375,001
   New York State Dormitory Authority RB Series
      (Taxable Project) 2005A DN (A-1+, F-1+)
      3.04%(b)                                         05/09/05     15,525     15,525,000
   New York State Housing Finance Agency RB
      Series 2003B DN (VMIG-1)
      3.00%(b)                                         05/04/05     22,900     22,900,000
   Pennsylvania Higher Educational Assistance
      Agency Student Loan RB Series 2002A AMT DN
      (FSA Insurance) (A-1+, VMIG-1)
      3.05%(b)                                         05/09/05     41,700     41,700,000
   Santa Rosa California RB Series 2004 DN (Bank
      One N.A. LOC) (A-1+, F1-+)
      3.00%(b)                                         05/05/05     42,000     42,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                              17

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              TEMPCASH (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                       --------   --------   --------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
   Savannah College Georgia RB (Art & Design
      Project) Series 2004 DN (A-1+)
         3.06%(b)                                      05/05/05   $  7,800   $    7,800,000
   St. Lucie Florida Solid Waste Disposal RB
      (VMIG-1)
         3.10%(b)                                      05/09/05     66,000       66,000,000
   Texas State GO Series 2004D DN (Dexia Credit
      Local SBPA) (A-1+, VMIG-1)
         3.00%(b)                                      05/04/05      4,945        4,945,000
   Texas State GO Series 2004E DN (Dexia Credit
      Local SBPA) (A-1+, VMIG-1)
         3.00%(b)                                      05/04/05      9,500        9,500,000
   Utah Telecommunication Open RB (Infrastructure
      Agency Project) Series 2004 DN (Bank of
      America LOC) (A-1+)
         3.02%(b)                                      05/09/05      2,060        2,060,000

                                                                             --------------
                                                                                234,805,001
                                                                             ==============
Personal Credit Institutions - 2.5%
   General Electric Capital Corp. (AAA, Aaa)
      3.01%(b)                                         05/09/05    116,000      116,018,219
      3.07%(b)                                         05/17/05    163,760      163,855,615

                                                                             --------------
                                                                                279,873,834
                                                                             ==============
Security Brokers & Dealers - 5.3%
   Bear Stearns & Co., Inc. (A, A1)
      3.07%(b)                                         05/31/05     64,000       64,000,000
   Citigroup Global Markets, Inc. (A-1+, P-1)
      2.83%(b)                                         05/03/05    130,800      130,800,000
   Greenwich Capital Holdings, Inc. (A-1+, P-1)
      2.81%(b)                                         09/30/05     25,325       25,325,000
   Lehman Brothers Holdings, Inc. (A-1, P-1)
      3.06%(b)                                         05/02/05     26,000       26,000,000
      3.06%(b)                                         05/02/05     25,000       25,000,000
   Merrill Lynch & Co., Inc. (A+, Aa3)
      3.06%(b)                                         05/11/05    300,000      300,107,621

                                                                             --------------
                                                                                571,232,621
                                                                             ==============
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $2,744,613,911)                                                      2,744,613,911
                                                                             --------------
TIME DEPOSITS - 5.3%
   Wells Fargo Bank (A-1, P-1)
      2.98%
   (Cost $603,000,000)                                 05/02/05    603,000      603,000,000
                                                                             --------------
REPURCHASE AGREEMENTS - 12.7%
Goldman Sachs & Co.
   3.00%                                               05/02/05    300,000      300,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $300,075,000, collateralized by $281,537,750
      Federal Home Loan Mortgage Corporation
      Adjustable Rate Mortgage Notes andFederal
      National Mortgage Bonds 5.00% to 6.63% due
      from 10/15/16 to 05/15/34. The market value is
      $309,000,927.)
Morgan Stanley & Co., Inc.
   2.96%                                               05/02/05     252,400     252,400,000
   (Agreement dated 04/29/05 to be repurchased at
      $252,462,259, collateralized by $2,144,667,819
      Federal Home Loan Mortgage Corporation
      Bonds, Adjustable Rate Mortgage Notes and
      Variable Rate Notes and Federal National
      Mortgage Association Bonds3.71% to 13.00%
      due from 11/01/05 to 05/01/35. The market
      value is $260,266,211.)

                                                                     PAR
                                                       MATURITY     (000)         VALUE
                                                       --------   --------   --------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
   2.78%                                               05/03/05   $250,000   $  250,000,000
   (Agreement dated 03/21/05 to be repurchased at
      $250,830,139, collateralized by $254,955,000
      Federal Home Loan Mortgage Corporation
      Bonds, Federal National Mortgage Association
      Bonds, and Government National Mortgage
      Association Bonds 4.50% to 6.00% due from
      01/15/22 to 07/20/34. The market value
      is $257,504,876.)
UBS Securities LLC
   3.05%                                               07/05/05    600,000      600,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $603,405,833, collateralized by $624,413,301
      Federal Home Loan Mortgage Corporation
      Bonds, Federal National Mortgage Association
      Bonds, and Government National Mortgage
      Association Bonds 4.50% to 6.50% due from
      02/15/24 to 03/15/35. The market value
      is $618,004,316.)
                                                                             --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,402,400,000)
                                                                              1,402,400,000
                                                                             ==============

TOTAL INVESTMENTS IN SECURITIES -
100.0%
   (Cost $11,074,520,303(a))              11,074,520,303
LIABILITIES IN EXCESS OF OTHER
   ASSETS -  0.0%                             (5,143,798)
                                         ---------------
NET ASSETS - 100.0%
   (Equivalent to $1.00 per share
   based on 10,481,952,560
   Institutional Shares, 590,401,563
   Dollar Shares, 2,247 Bear
   Stearns Premier Shares and
   2,152 Bear Stearns Premier
   Choice Shares outstanding)            $11,069,376,505
                                         ===============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
      ($10,479,184,504/10,481,952,560)   $1.00
                                         =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
      ($590,187,610/590,401,563)         $1.00
                                         =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
      ($2,239/2,247)                     $1.00
                                         =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER CHOICE SHARE
      ($2,149/2,152)                     $1.00
                                         =====

----------
(a)  Aggregate cost for Federal income tax purposes.

(b)  Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)  Ratings reflect those of guarantor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

18

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                     FEDFUND

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                              MATURITY     (000)         VALUE
                                                              --------   --------   --------------
AGENCY OBLIGATIONS - 66.8%
Federal Farm Credit Bank Variable Rate Notes - 16.3%
   2.85%(b)                                                   05/03/05   $ 80,000   $   80,017,680
   2.76%(b)                                                   05/02/05     95,000       94,974,430
   2.78%(b)                                                   05/02/05     35,000       35,000,277
   2.78%(b)                                                   05/02/05    172,000      172,008,267
   2.78%(b)                                                   05/02/05     10,000        9,999,212
   2.80%(b)                                                   05/02/05     40,000       40,000,468

                                                                                    --------------
                                                                                       432,000,334
                                                                                    ==============
Federal Home Loan Bank Bonds - 0.8%
   2.80%                                                      05/02/05      9,966        9,965,225
   1.41%                                                      05/09/05     12,000       12,000,000

                                                                                    --------------
                                                                                        21,965,225
                                                                                    ==============
Federal Home Loan Bank Variable Rate Notes - 15.2%
   2.63%(b)                                                   05/02/05    100,000       99,931,703
   2.77%(b)                                                   05/03/05     50,000       49,990,135
   2.89%(b)                                                   05/23/05    150,000      149,883,265
   2.83%(b)                                                   06/08/05    102,000      101,979,953

                                                                                    --------------
                                                                                       401,785,056
                                                                                    ==============
Federal Home Loan Mortgage Corp. Bonds - 0.8%
   2.88%                                                      09/15/05     22,000       22,036,224
                                                                                    --------------
Federal Home Loan Mortgage Corp. Discount Notes - 9.2%
   2.73%                                                      05/02/05    144,300      144,289,058
   2.92%                                                      06/30/05    100,000       99,513,333

                                                                                    --------------
                                                                                       243,802,391
                                                                                    ==============
Federal Home Loan Mortgage Corporation Bonds - 1.9%
   2.74%                                                      05/03/05      1,004        1,003,847
   2.95%                                                      07/05/05     49,000       48,739,007

                                                                                    --------------
                                                                                        49,742,854
                                                                                    ==============
Federal National Mortgage Association Bonds - 10.8%
   2.80%                                                      05/02/05    100,410      100,402,218
   2.68%                                                      05/02/05     48,094       48,090,420
   1.55%                                                      05/04/05     40,000       39,996,236
   5.75%                                                      06/15/05     75,346       75,588,390
   2.70%                                                      05/02/05     23,000       22,998,275

                                                                                    --------------
                                                                                       287,075,539
                                                                                    ==============
Federal National Mortgage Association Discount Notes - 0.5%
   2.75%                                                      05/02/05      9,800        9,799,250
                                                                                    --------------

Federal National Mortgage Association Variable Rate Notes -
   11.3%
   2.80%(b)                                                   05/02/05     20,000       20,000,841
   2.77%(b)                                                   05/09/05     50,000       49,949,691
   2.83%(b)                                                   05/16/05     50,000       49,988,977
   2.95%(b)                                                   05/31/05     50,000       49,992,145
   2.82%(b)                                                   06/06/05     80,000       79,983,304
   2.87%(b)                                                   06/09/05     50,000       49,999,572

                                                                                    --------------
                                                                                       299,914,530
                                                                                    ==============
TOTAL AGENCY OBLIGATIONS
   (Cost $1,768,121,403)                                                             1,768,121,403
                                                                                    --------------
REPURCHASE AGREEMENTS - 43.2%
Deutsche Bank Securities, Inc.
   2.78%                                                      05/03/05    200,000      200,000,000
   (Agreement dated 03/22/05 to be repurchased at
      $200,648,666, collateralized by $698,937,321
      Federal National Mortgage Association Bonds
      and Variable Rate Notes 4.09% to 6.00% due
      from 02/01/33 to 11/01/34. The market value is
      $206,000,000.)

                                                                            PAR
                                                              MATURITY     (000)         VALUE
                                                              --------   --------   --------------
REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co.
   2.97%                                                      05/02/05   $200,000   $  200,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $200,049,500, collateralized by $230,704,467
      Federal Home Loan Mortgage Corporation
      Bonds and Federal National Mortgage
      Association Bonds 3.00% to 5.00% due from
      03/15/30 to 03/01/34. The market value is
      $206,000,001.)
Morgan Stanley & Co.
   2.95%                                                      05/02/05    194,000      194,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $194,047,672, collateralized by $204,212,124
      Federal National Mortgage Association Bonds
      and Medium Term Notes 4.25% to 6.75% due
      from 07/15/09 to 11/01/34. The market value is
      $202,472,566.)
Morgan Stanley & Co., Inc.
   2.96%                                                      05/02/05    350,400      350,400,000
   (Agreement dated 04/29/05 to be repurchased at
      $350,486,432, collateralized by $368,844,990
      Federal National Mortgage Association Bonds
      and Medium Term Notes 4.25% to 6.75% due
      from 07/15/09 to 11/01/34. The market value is
      $365,703,026.)
UBS Securities LLC
   2.98%                                                      06/29/05    100,000      100,000,000
   (Agreement dated 04/07/05 to be repurchased at
      $100,687,056, collateralized by Federal National
      Mortgage Association Strips due 12/01/34. The
      market value is $103,000,629.)
UBS Securities LLC
   3.05%                                                      07/05/05    100,000      100,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $100,567,639, collateralized by $141,155,000
      Federal National Mortgage Association Strips
      due from 08/01/34 to 12/01/34. The market
      value is $103,002,723.)
                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,144,400,000)                                                             1,144,400,000
                                                                                    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              19

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                               FEDFUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                                                      VALUE
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES - 110.0%
   (Cost $2,912,521,403(a))                                      $2,912,521,403
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (10.0)%
   (including $263,866,497 payable
   for fundshare redeemed)                                         (264,753,050)
                                                                 --------------
NET ASSETS - 100.0%
   (Equivalent to $1.00 per share
   based on 2,118,900,084
   Institutional Shares, 348,212,889
   Dollar Shares, 1,624,264 Cash
   Reserve Shares, 15,120,716 Bear
   Stearns Shares, 2,153 Bear
   Stearns Premier Select Shares,
   147,937,381 Bear Stearns Private
   Client Shares and 15,974,618
   Bear Stearns Premier Shares
   outstanding)                                                  $2,647,768,353
                                                                 ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($2,118,868,721/2,118,900,084)            $1.00
                                                                 =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   DOLLAR SHARE ($348,241,209/348,212,889)                       $1.00
                                                                 =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   CASH RESERVE SHARE ($1,624,225/1,624,264)                     $1.00
                                                                 =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BEAR STEARNS SHARE ($15,120,659/15,120,716)                   $1.00
                                                                 =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BEAR STEARNS PREMIER CHOICE SHARE ($2,153/2,153)              $1.00
                                                                 =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT SHARE($147,936,768/147,937,381)   $1.00
                                                                 =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE ($15,974,619/15,974,618)           $1.00
                                                                 =====

----------
(a)  Aggregate cost for Federal income tax purposes.

(b)  Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                     T-FUND

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY     (000)        VALUE
                                                         --------   --------   ------------
REPURCHASE AGREEMENTS - 96.9%
Deutsche Bank Securities Inc.
   2.90%                                                 05/02/05   $500,000   $500,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $500,120,833, collateralized by $474,513,202
      U.S. Bonds, Notes, and Strips 0.00% to 9.13%
      due from 06/15/09 to 05/15/18. The market
      value is $510,000,000.)
Goldman Sachs & Co.
   2.70%                                                 05/03/05    635,000    635,000,000
   (Agreement dated 03/24/05 to be repurchased at
      $636,905,000, collateralized by $607,662,000
      U.S. Treasury Bonds, Bills, Inflation Indexed
      Securities and Notes 0.00% to 11.75% due from
      04/30/05 to 08/15/27. The market value is
      $647,700,178.)
Greenwich Capital Markets Inc.
   2.85%                                                 05/02/05    100,000    100,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $100,023,750, collateralized by $232,748,305
      U.S. Treasury and Strip Principals 0.00% to
      10.63% due from 05/15/15 to 05/15/30. The
      market value is $102,002,321.)
Lehman Brothers Inc.
   2.83%                                                 05/02/05    500,000    500,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $500,117,917, collateralized by $456,030,000
      U.S. Treasury Inflation Indexed Securities, and
      Notes 2.00% to 6.50% due from 05/15/05 to
      04/15/32. The market value is $510,003,841.)
Merrill Lynch Government Securities Inc.
   2.88%                                                 05/02/05     94,000     94,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $94,022,560, collateralized by $169,525,000 U.S.
      Treasury Strips due from 05/15/17 to
      11/15/18. The market value is $95,880,362.)
Morgan Stanley & Co. Inc.
   2.83%                                                 05/02/05    647,355    647,355,000
   (Agreement dated 04/29/05 to be repurchased at
      $647,507,668 collateralized by $470,238,090
      U.S. Treasury Inflation Indexed Securities 3.38%
      due from 01/15/07 to 04/15/32. The market
      value is $662,478,446.)
Morgan Stanley & Co. Inc.
   2.70%                                                 05/24/05    100,000    100,000,000
   (Agreement dated 02/23/05 to be repurchased at
      $100,675,000, collateralized by $72,639,910 U.S.
      Treasury Inflation Indexed Securities 3.38% due
      from 01/15/07 to 04/15/32. The market value is
      $102,336,191.)
UBS Securities LLC
   2.85%                                                 05/02/05    250,000    250,000,000
   (Agreement dated 04/29/05 to be repurchased at
      $250,059,375, collateralized by $255,140,000
      U.S. Treasury Notes 3.38% due 02/15/08. The
      market value is $255,003,741.)
UBS Securities LLC
   2.70%                                                 05/03/05    200,000    200,000,000
   (Agreement dated 03/24/05 to be repurchased at
      $200,600,000, collateralized by $204,110,000
      U.S. Treasury Notes 3.38% due 02/15/08. The
      market value is $204,000,994.)

                                                                      PAR
                                                         MATURITY     (000)        VALUE
                                                         --------   --------   ------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
   2.75%                                                 05/16/05   $200,000   $ 200,000,000
   (Agreement dated 03/16/05 to be repurchased at
      $200,931,944, collateralized by $204,110,000
      U.S. Treasury Notes 3.38% due 02/15/08. The
      market value is $204,000,994.)
                                                                               --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,226,355,000)                                                        3,226,355,000
                                                                               ==============
TOTAL INVESTMENTS IN SECURITIES - 96.9%
   (Cost $3,226,355,000(a))
                                                                                3,226,355,000
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.1%                                                             103,184,697
                                                                               --------------
NET ASSETS - 100.0%
   (Equivalent to $1.00 per share
   based on 2,375,445,802
   Institutional Shares, 817,251,290
   Dollar Shares, 122,014,469 Cash
   Management Shares and
   14,935,094 Administration
   Shares outstanding)                                                         $3,329,539,697
                                                                               ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($2,375,358,252/2,375,445,802)   $1.00
                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   DOLLAR SHARE ($817,235,177/817,251,290)              $1.00
                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE ($122,011,170/122,014,469)     $1.00
                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   ADMINSTRATION SHARE ($14,935,098/14,935,094)         $1.00
                                                        =====

----------
(a)  Aggregate cost for Federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              21

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                               FEDERAL TRUST FUND

APRIL 30, 2005 (UNAUDITED)

                                                                    PAR
                                                       MATURITY    (000)       VALUE
                                                       --------   -------   -----------
AGENCY OBLIGATIONS - 100.0%
Federal Farm Credit Bank Variable Rate Notes - 43.7%
   2.78%(b)                                            05/02/05   $ 5,000   $ 5,000,100
   2.80%(b)                                            05/02/05    10,000    10,000,118
   2.80%(b)                                            05/02/05    10,000    10,000,000
   2.77%(b)                                            05/04/05     5,000     4,998,574
   2.91%(b)                                            05/24/05    10,000     9,997,518
                                                                            -----------
                                                                             39,996,310
                                                                            ===========
Federal Home Loan Bank Bonds - 14.2%
   2.80%                                               05/02/05    11,104    11,103,136
   6.50%                                               06/30/05       850       854,807
   5.84%                                               07/06/05     1,000     1,004,988
                                                                            -----------
                                                                             12,962,931
                                                                            ===========
Federal Home Loan Bank Discount Notes - 27.7%
   2.70%                                               05/03/05     1,270     1,269,810
   2.70%                                               05/04/05     5,250     5,248,819
   2.71%                                               05/04/05    11,000    10,997,516
   2.73%                                               05/04/05     2,900     2,899,339
   2.93%                                               07/05/05     5,000     4,973,549
                                                                            -----------
                                                                             25,389,033
                                                                            ===========
Federal Home Loan Bank Variable Rate Notes - 10.9%
   2.89%(b)                                            05/23/05     5,000     4,996,109
   2.88%(b)                                            06/13/05     5,000     4,998,896
                                                                            -----------
                                                                              9,995,005
                                                                            ===========
Tennessee Valley Authority Bonds - 3.5%
   1.28%                                               05/01/05     3,192     3,192,000
                                                                            -----------
TOTAL AGENCY OBLIGATIONS
   (Cost $91,535,279)                                                        91,535,279
                                                                            -----------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
   (Cost $91,535,279(a))                                                     91,535,279
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.0%                                                             7,403
                                                                            -----------
NET ASSETS - 100.0%
   (Equivalent to $1.00 per share
   based on 84,065,456 Institutional
   Shares and 7,478,387 Dollar
   Shares outstanding)                                                      $91,542,682
                                                                            ===========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($84,063,452/84,065,456)     $1.00
                                =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
   ($7,479,230/7,478,387)       $1.00
                                =====

----------
(a)  Aggregate cost for Federal income tax purposes.

(b)  Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                 TREASURY TRUST

APRIL 30, 2005 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)         VALUE
                                           --------   --------   --------------
U.S. TREASURY OBLIGATIONS - 100.3%
U.S. Treasury Bills - 100.3%
   2.46%                                   05/05/05   $ 40,150   $   40,139,026
   2.60%                                   05/05/05    233,305      233,237,480
   2.61%                                   05/05/05     60,000       59,982,590
   2.63%                                   05/05/05    150,000      149,956,208
   2.47%                                   05/12/05    100,000       99,924,436
   2.48%                                   05/12/05     50,000       49,962,188
   2.56%                                   05/12/05     38,000       37,970,235
   2.54%                                   05/19/05     40,000       39,949,300
   2.64%                                   05/19/05     80,000       79,894,360
   2.68%                                   05/19/05     80,000       79,892,900
   2.68%                                   05/26/05     55,969       55,864,797
   2.66%                                   06/02/05    180,000      179,587,700
   2.90%                                   07/28/05    100,000       99,292,333
                                                                 --------------
                                                                  1,205,653,553
                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES - 100.3%
   (Cost $1,205,653,553(a))                                       1,205,653,553
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.3)%                                                   (3,160,237)
                                                                 --------------
NET ASSETS - 100.0%
   (Equivalent to $1.00 per share
   based on 851,986,156
   Institutional Shares, 239,278,271
   Dollar Shares, 201 Cash
   Management and 111,520,752
   Adminstration Shares
   outstanding)                                                  $1,202,493,316
                                                                 ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($851,762,329/851,986,156)     $1.00
                                                      =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   DOLLAR SHARE ($239,214,628/239,278,271)            $1.00
                                                      =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE ($201/201)                   $1.00
                                                      =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   ADMINSTRATION SHARE ($111,516,173/111,520,752)     $1.00
                                                      =====

----------
(a)  Aggregate cost for Federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              23

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                    MUNIFUND

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                        MATURITY    (000)        VALUE
                                                        --------   -------   ------------
MUNICIPAL BONDS - 100.0%
Alabama - 6.3%
   Alabama Housing Finance Authority Multi-Family
      Housing RB (Rime Village Hoover Project) Series
      1996A DN (Federal National Mortgage
      Association Guaranty) (A-1+)
      3.01%(b)                                          05/09/05   $10,265   $ 10,265,000
   Columbia IDRB (Alabama Power Co. Project) Series
      1995B DN (The Southern Co. Guaranty)
      (A-1, VMIG-1)
      3.02%(b)                                          05/02/05    23,800     23,800,000
   Columbia IDRB (Alabama Power Co. Project) Series
      1999A DN (The Southern Co. Guaranty)
      (A-1, VMIG-1)
      3.02%(b)                                          05/02/05    45,450     45,450,000
   Cullman Medical Park RB (South Medical Clinic
      Board Project) (Merrill Lynch P-Float Trust
      Receipts) Series 2005-121 DN (VMIG-1)
      3.06%(b)                                          05/09/05    10,000     10,000,000
   Eutaw Industrial Development Board PCRB
      (Alabama Power Co. Project) Series 1998 DN
      (A-1, VMIG-1)
      3.02%(b)                                          05/02/05     5,200      5,200,000
   Jefferson County GO Warrants Series 2001B DN
      (Morgan Guaranty Trust LOC, Bayerische
      Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
      3.00%(b)                                          05/02/05    83,855     83,855,000
                                                                             ------------
                                                                              178,570,000
                                                                             ============
Alaska - 0.3%
   Anchorage Wastewater RB (Wachovia Merlots Trust
      Receipts) Series 2004C-25 MB (MBIA Insurance,
      Wachovia Bank Liquidity Facility) (MIG-1)
      1.70%(b)                                          09/01/05     1,000      1,000,000
   Anchorage Water RB (Wachovia Merlots Trust
      Receipts) Series 2004C-32 MB (MBIA Insurance,
      Wachovia Bank N.A. SBPA) (MIG-1)
      1.70%(b)                                          09/16/05     3,135      3,135,000
   Matanuska-Susitna Borough RB (Wachovia Merlots
      Trust Receipts) Series 2001A-114 DN (FGIC
      Insurance, Wachovia Bank N.A. SBPA) (A-1)
      3.08%(b)                                          05/09/05     3,165      3,165,000
                                                                             ------------
                                                                                7,300,000
                                                                             ============
Arizona - 0.5%
   Arizona Health Facilities Authority RB (Royal Oaks
      Project) Series 2002 DN (Lasalle Bank N.A. LOC)
      (F1+)
      3.00%(b)                                          05/09/05     8,605      8,605,000
   Pima County IDRB (El Dorado Hospital Project) DN
      (Branch Banking Trust LOC) (VMIG-1)
      3.02%(b)                                          05/09/05     5,400      5,400,000
                                                                             ------------
                                                                               14,005,000
                                                                             ============
Arkansas - 0.6%
   Arkansas Housing Finance Authority RB (Baptist
      Health Project) Series 1995 DN (MBIA Insurance)
      (A-1+)
      3.04%(b)                                          05/09/05    15,400     15,400,000
                                                                             ------------
California - 5.1%
   California Affordable Housing Agency Multi-Family
      RB (Merrill Lynch P-Float Trust Receipts) Series
      2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Capital Services SBPA) (F-1+)
      3.05%(b)                                          05/09/05    11,650     11,650,000

                                                                      PAR
                                                         MATURITY    (000)        VALUE
                                                         --------   -------   ------------
MUNICIPAL BONDS (Continued)
California (continued)
   California GO (Municipal Securities Trust Receipts)
      Series 1997 SGA-54 DN (AMBAC Insurance,
      Societe Generale SBPA) (A-1+)
      3.00%(b)                                           05/09/05   $ 3,000   $  3,000,000
   California GO Series 2003A-2 DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1+, VMIG-1)
      3.02%(b)                                           05/02/05    36,775     36,775,000
   California GO Series 2004A RAN (SP-1, MIG-1)
      3.00%(b)                                           06/30/05    24,250     24,299,741
   California Health Facilities Financing Authority RB
      Series 1999 PA-587 DN (Merrill Lynch Capital
      Services Guaranty) (A-1+)
      3.05%(b)                                           05/09/05     8,095      8,095,000
   California Statewide Communities Development
      Authority Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2000 PT-1268 DN (Merrill
      Lynch & Co. Guaranty) (A-1+)
      3.05%(b)                                           05/09/05    31,600     31,600,000
   Los Angeles Wastewater Systems Subordinate RB
      Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
      2.15%(b)                                           12/15/05     8,500      8,500,000
   Los Angeles Water & Power RB Series 2002A-4 DN
      (J.P. MorganChase SBPA) (A-1+, VMIG-1)
      3.00%(b)                                           05/09/05    15,000     15,000,000
   Metropolitan Water District of Southern California
      Waterworks RB Series 2000B-2 DN
      (Westdeutsche Landesbank Girozentrale LOC)
      (A-1+, VMIG-1)
      3.00%(b)                                           05/09/05     2,800      2,800,000
                                                                              ------------
                                                                               141,719,741
                                                                              ============

Colorado - 1.5%
   Alamosa County Hospital RB (San Luis Valley
      Regional Medical Center Project) Series 2005 DN
      (U.S. Bank LOC) (A-1+)
      3.04%(b)                                           05/09/05    11,355     11,355,000
   Colorado Educational & Cultural Facilities
      Authority RB (Denver Museum Project) Series 2001
      DN (Bank One N.A. LOC) (A-1)
      3.00%(b)                                           05/09/05       400        400,000
   Colorado Educational & Cultural Facilities
      Authority RB (National Cable Television Center
      Project) Series 1999 DN (Wells Fargo Bank LOC)
      (A-1+) 3.00%(b)                                    05/09/05     1,170      1,170,000
   Colorado General Fund RB Series 2004 TRAN
      (SP-1+, MIG-1)
      3.00%(b)                                           06/27/05    20,000     20,043,642
   Colorado Health Facilities Authority RB (Total
      Long-Term Care Project) Series 2002 DN (U.S.
      Bank N.A. LOC) (A-1+)
      3.00%(b)                                           05/09/05     5,150      5,150,000
   East Cherry Creek Valley RB (Water & Sanitation
      Project) Series 2004 DN (MBIA Insurance, Dexia
      Bank SPBA) (A-1+)
      2.90%(b)                                           05/09/05     3,500      3,500,000
                                                                              ------------
                                                                                41,618,642
                                                                              ============
Connecticut - 2.5%
   Connecticut Health & Educational Facilities
      Authority RB (Yale Univetrsity Project) Series
      1999U DN (A-1+, VMIG-1)
      2.94%(b)                                           05/09/05    44,800     44,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Connecticut (continued)
   Danbury GO Series 2004 BAN (SP-1+, MIG-1)
      3.00%(b)                                           08/05/05   $25,000   $25,097,780
                                                                              -----------
                                                                               69,897,780
                                                                              ===========

Delaware - 0.2%
   Delaware Economic Development Authority RB (St.
      Anne's Episcopal School Project) Series 2001 DN
      (Wilmington Trust Co. LOC) (A-1)
      3.10%(b)                                           05/09/05     2,000     2,000,000
   Sussex County IDRB (Rehoboth Mall Project) Series
      2001A DN (M&T Bank Corp. LOC) (A-1)
      3.07%(b)                                           05/09/05     3,345     3,345,000
                                                                              -----------
                                                                                5,345,000
                                                                              ===========

District of Columbia - 0.3%
   District of Columbia RB (Arts & Technology
      Academy Project) Series 2002 DN (M&T Bank
      Corp. LOC) (VMIG-1)
      3.07%(b)                                           05/09/05     3,730     3,730,000
   District of Columbia Refunding RB Series 2001 DN
      (SunTrust Bank LOC) (VMIG-1)
      3.00%(b)                                           05/09/05     1,800     1,800,000
   District of Columbia Water & Sewer Authority
      Public Utilities RB Series 2002A-64 DN (Wachovia
      Bank N.A. LOC) (VMIG-1)
      3.08%(b)                                           05/09/05     2,275     2,275,000
                                                                              -----------
                                                                                7,805,000
                                                                              ===========

Florida - 2.6%
   Broward County GO (Wachovia Merlots Trust
      Receipts) Series 2004B-9 DN (Wachovia Bank
      N.A. SBPA) (A-1)
      3.08%(b)                                           05/09/05     5,640     5,640,000
   Broward County Municipal Securities Trust
      Certificates RB (Bear Stearns Trust Receipts)
      Series 2002 DN (FSA Insurance) (A-1)
      3.04%(b)(c)                                        05/09/05    14,000    14,000,000
   Florida Board of Education GO (Eagle Tax Exempt
      Trust Receipts) Series 2003A DN (Citibank SBPA)
      (A-1+)
      3.03%(b)                                           05/09/05     4,945     4,945,000
   Florida Housing Finance Corp. Multi Family RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2000 PT-1234 DN (Merrill Lynch Capital Services
      SBPA) (A-1)
      3.08%(b)                                           05/09/05    15,195    15,195,000
   Florida Juvenile Department (Wachovia Merlot
      Trust Receipts) RB Series 2000-OOO DN (MBIA
      Insurance) (VMIG-1)
      3.08%(b)                                           05/09/05    11,750    11,750,000
   Miami Beach Health Facilities Authority RB
      (CitiGroup Trust Receipts) Series ROC-II-R DN
      (Citibank SBPA) (VMIG-1)
      3.07%(b)                                           05/09/05     2,100     2,100,000
   Orange County Housing Finance Authority
      Multi-Family RB (Post Fountains at Lee Vista
      Project) Series 1997E DN (Federal National
      Mortgage Association Guaranty) (A-1+)
      3.00%(b)                                           05/09/05     5,915     5,915,000
   Palm Beach County RB (Morse Obligation Group
      Project) Series 2003 DN (KeyBank N.A. LOC) (A-1)
      3.03%(b)                                           05/09/05     5,000     5,000,000

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Florida (continued)
   Pinellas County Housing Finance Authority RB
      Series 2004A DN (Rabobank SBPA, CDC Funding
      Insurance) (VMIG-1)
      3.08%(b)                                           05/09/05   $ 3,165   $ 3,165,000
   Tampa RB (Volunteers of America Project) Series
      2005 DN (Wachovia Bank LOC)
      3.10%(b)                                           05/09/05     3,900     3,900,000

                                                                              -----------
                                                                               71,610,000
                                                                              ===========
Georgia - 2.4%

   Appling County Development Authority PCRB
      (Oglethorpe Power Corp. Project) Series 2002 DN
      (MBIA Insurance, J.P. Morgan Chase SBPA) (A-1+)
      3.05%(b)                                           05/09/05     2,415      2,415,000
   Atlanta Water & Wastewater RB Series 2001C DN
      (FSA Insurance LOC) (A-1+, VMIG-1)
      3.05%(b)                                           05/02/05     7,300      7,300,000
   Atlanta Water & Wastewater RB Series 2002B DN
      (FSA Insurance LOC) (A-1+, VMIG-1)
      3.00%(b)                                           05/09/05     8,000      8,000,000
   Atlanta Water & Wastewater RB Series 2005 DN
      (Citibank N.A. LOC) (A-1+)
      3.03%(b)                                           05/09/05     5,000      5,000,000
   Bibb County Methodist Home Development
      Authority RB Series 2001 DN (SunTrust Bank
      LOC) (VMIG-1)
      3.00%(b)                                           05/09/05     3,080      3,080,000
   Clayton County Hospital Authority Anticipation
      Certificates RB Series 1998B DN (SunTrust Bank
      LOC) (Aa3)
      3.00%(b)                                           05/09/05     1,905      1,905,000
   Cobb County Development Authority RB (Boy Scouts
      of America Atlanta Project) Series 2001 DN
      (SunTrust Bank LOC) (VMIG-1)
      3.00%(b)                                           05/09/05     3,000      3,000,000
   Cobb County Development Authority RB (Highland
      Park Associates Project) Series 1998 DN
      (SunTrust Bank LOC)
      3.00%(b)                                           05/09/05     3,150      3,150,000
   Dekalb County Housing Authority Multi-Family
      Housing RB (Clairmont Crest Project) Series 1995
      DN (Federal National Mortgage Association
      Guaranty) (A-1+, VMIG-1)
      3.00%(b)                                           05/09/05       400        400,000
   Forsyth County School District GO Series 2004A-6
      DN (FSA Insurance, CDC Liquidity Facility) (A-1+)
      3.03%(b)                                           05/09/05     3,025      3,025,000
   Fulton County Development Authority RB (Epstein
      School Project) Series 1997 DN (SunTrust Bank
      LOC) (Aa3)
      3.00%(b)                                           05/09/05     1,900      1,900,000
   Fulton County Development Authority RB (Trinity
      School Project) Series 2001 DN (SunTrust Bank
      LOC) (VMIG-1)
      3.00%(b)                                           05/09/05     2,000      2,000,000
   Georgia Local Government Certificates RB Series
      2002O DN (MBIA Insurance, Bank of America
      N.A. Liquidity Facility) (A-1+)
      3.07%(b)                                           05/09/05     1,310      1,310,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              25

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                               MATURITY    (000)       VALUE
                                                               --------   -------   -----------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Gwinnett County Hospital Authority Anticipation
      Certificates RB Series 2002 DN (SunTrust Bank
      LOC) (A-1+)
      3.00%(b)                                                 05/09/05    $3,000   $ 3,000,000
   La Grange Development Authority RB Series 2001
      DN (SunTrust Bank LOC) (VMIG-1)
      3.00%(b)                                                 05/09/05     1,000     1,000,000
   Macon-Bibb County Hospital Authority RB (The
      Medical Center of Central Georgia Project) Series
      1998 DN (SunTrust Bank LOC) (A-1+)
      3.00%(b)                                                 05/09/05     3,000     3,000,000
   Medical Center Hospital Authority RB (Spring
      Harbor at Green Island Project) Series 2004 DN
      (Bank of Scotland LOC) (F-1+)
      3.00%(b)                                                 05/09/05     3,000     3,000,000
   Metro Atlanta Rapid Transit System TECP Series
      2005 MB (Dexia LOC) (A-1+, P-1)
      2.38%                                                    06/10/05     9,000     9,000,000
      2.35%                                                    06/24/05     5,000     5,000,000
                                                                                    -----------
                                                                                     66,485,000
                                                                                    ===========
Hawaii - 1.1%
   Hawaii GO (Citibank Eagle Trust Receipts) Series
      2002 DN (FSA Insurance) (A-1+)
      3.03%(b)                                                 05/09/05     3,600     3,600,000
   Hawaii Municipal Securities Trust Certificates GO
      (Bear Stearns Municipal Trust Certificates) Series
      2002A-9049 DN (AMBAC Insurance, Bear Stearns
      Capital Markets Liquidity Facility) (A-1)
      3.04%(b)(c)                                              05/09/05     8,760     8,760,000
   Hawaii Municipal Securities Trust Certificates GO
      (Bear Stearns Municipal Trust Certificates) Series
      2002A-9051 DN (FSA Insurance) (A-1)
      3.05%(b)(c)                                              05/09/05     9,990     9,990,000
   Hawaii Pacific Health Special Purpose RB
      (Department of Budget & Finance Project) Series
      2004B DN (Radian Asset Assurance Guaranty,
      Bank of Nova Scotia Liquidity Facility)
      (A-1+, F-1+)
      3.10%(b)                                                 05/09/05     7,500     7,500,000
                                                                                    -----------
                                                                                     29,850,000
                                                                                    ===========
Illinois - 5.5%
   Central Lake County Action Water Agency RB
      (Wachovia Merlots Trust Receipts) Series
      2003B-18 DN (MBIA Insurance, Wachovia Bank
      N.A. Liquidity Facility) (VMIG-1)
      3.08%(b)                                                 05/09/05     4,980     4,980,000
   Chicago Board of Education GO (Wachovia Merlots
      Trust Receipts) Series 1999A-47 DN (FGIC
      Insurance, Wachovia Bank N.A. LOC) (A-1)
      3.08%(b)                                                 05/09/05     3,090     3,090,000
   Chicago Board of Education Municipal Securities
      Trust Certificates RB (Bear Stearns Trust
      Receipts) Series 2001 DN (FSA Insurance, Bear
      Stearns Capital Markets Liquidity Facility) (A-1)
      3.05%(b)(c)                                              05/09/05     4,695     4,695,000
   Chicago GO (Wachovia Merlots Trust Receipts)
      Series 2000W DN (AMBAC Insurance, Wachovia
      Bank N.A. Liquidity Facility) (VMIG-1)
      3.08%(b)                                                 05/09/05     2,000     2,000,000
   Chicago GO Tender Notes Series 2004 MB (State
      Street Bank & Trust LOC) (SP-1+, MIG-1)
      2.20%(b)                                                 12/08/05     4,000     4,000,000

                                                                            PAR
                                                               MATURITY    (000)       VALUE
                                                               --------   -------   -----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Chicago O'Hare International Airport RB (Wachovia
      Merlot Trust Receipts) Series 2002A-25 DN (MBIA
      Insurance, Wachovia Bank N.A. Liquidity
      Facitility) (VMIG-1)
      3.08%(b)                                                 05/09/05   $ 5,305   $ 5,305,000
   Chicago Park District RB (Citibank Eagle Tax
      Exempt Trust Receipts) Series 2002-1306 DN
      (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
      3.03%(b)                                                 05/09/05     5,345     5,345,000
   Chicago Sales Tax RB (Wachovia Merlots Trust
      Receipts) Series 2000AAA DN (FGIC Insurance,
      Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
      3.08%(b)                                                 05/09/05     5,000     5,000,000
   Cook County Capital Improvement GO (Wachovia
      Merlot Trust Receipts) Series 2002C DN (AMBAC
      Insurance, Wachovia Bank N.A. Liquidity Facility)
      (VMIG-1)
      3.08%(b)                                                 05/09/05     3,500     3,500,000
   Du Page County Municipal Securities Trust
      Certificates RB (Bear Stearns Trust Receipts)
      Series 2001A DN (FSA Insurance, Bear Stearns
      SBPA) (A-1)
      3.05%(b)(c)                                              05/09/05    15,970    15,970,000
   Illinois Dedicated Tax RB (Macon Trust Certificates)
      Series 2002N DN (AMBAC Insurance) (A-1+)
      3.09%(b)                                                 05/09/05     2,935     2,935,000
   Illinois Development Finance Authority RB (Decatur
      Mental Health Center Project) Series 1997 DN
      (First of America LOC)
      3.07%(b)                                                 05/09/05       150       150,000
   Illinois Educational Facility Authority RB (Aurora
      University Project) Series 2002 DN (Fifth Third
      Bank N.A. LOC) (VMIG-1)
      3.05%(b)                                                 05/09/05     1,800     1,800,000
   Illinois Finance Authority RB (Northwestern
      University Project) Series 2004A DN
      (A-1+, VMIG-1)
      2.97%(b)                                                 05/09/05    14,700    14,700,000
   Illinois GO (ABN-AMRO Munitops Trust Certificates)
      Series 2002-23 MB (MBIA Insurance) (VMIG-1)
      2.30%(b)                                                 05/25/05    12,375    12,375,000
   Illinois GO (Wachovia Merlots Trust Receipts) Series
      2002 DN (MBIA Insurance, Wachovia Bank N.A.
      Liquidity Facility) (VMIG-1)
      3.08%(b)                                                 05/09/05     5,640     5,640,000
   Illinois GO (Wachovia Merlots Trust Reciepts) Series
      2002 DN (MBIA Insurance, Wachovia Bank N.A.
      SBPA) (VMIG-1)
      3.08%(b)                                                 05/09/05     2,495     2,495,000
   Illinois Health Facilities Authority Municipal
      Securities Trust Certificates RB (Bear Stearns
      Trust Receipts) Series 2002 DN (MBIA Insurance,
      Bear Stearns Capital Markets Liquidity Facility)
      (A-1)
      3.05%(b)(c)                                              05/09/05    14,875    14,875,000
   Illinois Health Facilities Authority RB (Lutheran
      Home & Services Project) Series 2001 DN (M&T
      Bank Corp. LOC) (A-1+)
      3.03%(b)                                                 05/09/05    10,795    10,795,000
   Illinois Housing Development Center Apartments
      RB Series 1985 DN (Federal Home Loan
      Mortgage Corp. SBPA) (A-1+)
      2.95%(b)                                                 05/09/05     2,250     2,250,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                               MATURITY    (000)        VALUE
                                                               --------   -------   ------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Illinois Regional Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2002A-24 DN (Wachovia Bank N.A. SBPA)
      (VMIG-1)
      3.08%(b)                                                 05/09/05   $13,600   $ 13,600,000
   Lake County First Preservation District GO (Citibank
      Trust Receipts) Series 2003R ROC II DN (Citibank
      Liquidity Facility) (A-1+)
      3.03%(b)                                                 05/09/05     1,990      1,990,000
   Metropolitan Pier & Exposition Authority RB
      (Dedicated State Tax Receipts) Series 2005PZ-44
      DN (MBIA Insurance, Merrill Lynch Capital
      Services SBPA) (F-1+)
      3.11%(b)                                                 05/09/05     2,810      2,810,000
   Regional Transportation Authority GO (Wachovia
      Merlots Trust Receipts) Series 2001A-86 DN
      (FGIC Insurance, Wachovia Bank N.A. LOC)
      (VMIG-1)
      3.08%(b)                                                 05/09/05     1,600      1,600,000
   University of Illinois RB (Wachovia Merlots Trust
      Receipts) Series 2000 DN (MBIA Insurance,
      Wachovia Bank N.A. SBPA) (VMIG-1)
      3.08%(b)                                                 05/09/05     3,500      3,500,000
   Will County Community Unit School District 365 GO
      Series 2005 DN (FSA Insurance, Merrill Lynch
      Capital Services SBPA)
      3.11%(b)                                                 05/09/05     6,995      6,995,000
                                                                                    ------------
                                                                                     152,395,000
                                                                                    ============
Indiana - 1.9%
   Indiana Health Facilities Financing Authority RB
      (Golden Years Homestead Project) Series 2004
      DN (Wells Fargo Bank LOC) (A-1+)
      3.00%(b)                                                 05/09/05     1,100      1,100,000
   Indiana Health Facilities Financing Authority RB
      (Memorial Hospital Project) Series 2004A DN
      (National City Bank of Indiana LOC)
      3.07%(b)                                                 05/09/05    21,880     21,880,000
   Indiana Municipal Power Agency Power Supply
      System RB Series 2000A DN (Toronto Dominion
      LOC) (A-1+, VMIG-1)
      3.00%(b)                                                 05/09/05     1,700      1,700,000
   Indiana Municipal Securities Trust Certificates RB
      (Bear Stearns Municipal Trust Receipts) Series
      2001A DN (Bear Stearns Capital Markets
      Liquidity Facility) (A-1)
      3.05%(b)(c)                                              05/09/05    11,115     11,115,000
   Indiana State Educational Facilities Authority RB
      (Wabash College Project) Series 2003 DN (Bank
      One N.A. LOC) (VMIG-1)
      3.00%(b)                                                 05/09/05     2,605      2,605,000
   Indiana Transportation Finance Authority Highway
      RB Series 2004 DN (FGIC Insurance, Bank of New
      York SBPA) (A-1+)
      3.07%(b)                                                 05/09/05     4,000      4,000,000
   Porter County Industrial Jail Building Corp. RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
      3.08%(b)                                                 05/09/05     7,145      7,145,000
   Warren Township Vision 2005 School Building Corp.
      RB (Wachovia Merlots Trust Receipts) Series
      2001A-52 DN (FGIC Insurance, Wachovia Bank
      N.A. SBPA) (A-1)
      3.08%(b)                                                 05/09/05     3,300      3,300,000
                                                                                    ------------
                                                                                      52,845,000
                                                                                    ============

                                                                            PAR
                                                               MATURITY    (000)        VALUE
                                                               --------   -------   ------------
MUNICIPAL BONDS (Continued)
Iowa - 1.0%
   Des Moines Commercial Development RB (Grand
      Office Park Project) Series 1985 DN (Principal
      Life Insurance Company Guaranty) (A-1+)
      3.15%(b)                                                 05/09/05    $6,000    $ 6,000,000
   Iowa Higher Education Loan Authority RB (Private
      College Project) Series 1985 DN (MBIA
      Insurance) (A-1+, VMIG-1)
      3.04%(b)                                                 05/09/05     1,700      1,700,000
   Iowa RB Series 2004 TRAN (SP-1+, MIG-1)
      3.00%(b)                                                 06/30/05     4,000      4,007,643
   Urbandale IDRB (Aurora Business Park Association
      Project) Series 1985 DN (Principal Life Insurance
      Co. Guaranty) (A-1+)
      3.15%(b)                                                 05/09/05     9,200      9,200,000
   Urbandale IDRB (Meredith Drive Association
      Project) Series 1985 DN (Principal Life Insurance
      Co. Guaranty) (A-1+)
      3.15%(b)                                                 05/09/05     5,500      5,500,000
                                                                                     -----------
                                                                                      26,407,643
                                                                                     ===========
Kentucky - 0.2%
   Fort Mitchell League of Cities RB (Funding Trust
      Lease Project) Series 2002A DN (U.S. Bank N.A.
      LOC) (VMIG-1)
      3.01%(b)                                                 05/09/05     4,850      4,850,000
                                                                                     -----------
Louisiana - 0.2%
   East Baton Rouge Parish PCRB (Exxon Mobil
      Project) Series 1993 DN (A-1+, VMIG-1)
      2.96%(b)                                                 05/02/05     9,600      9,600,000
                                                                                     -----------
Maryland - 1.1%
   Baltimore County RB (St. Paul's School for Girls
      Facility Project) Series 2000 DN (M&T Bank Corp.
      LOC) (A-1)
      3.07%(b)                                                 05/09/05     8,315      8,315,000
   Maryland Health & Higher Education Facilities
      Authority RB (Adventist Healthcare Project)
      Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
      3.04%(b)                                                 05/09/05     3,400      3,400,000
   Maryland Health & Higher Education Facilities
      Authority RB (Bear Stearns Municipal Securities
      Trust Receipts) Series 2003 SGA-143 DN (Societe
      Generale Liquidity Facility) (A-1+)
      3.03%(b)                                                 05/09/05     5,000      5,000,000
   Maryland Health & Higher Education Facilities
      Authority RB (Doctors' Community Hospital Issue
      Project) Series 1999 DN (M&T Bank Corp. LOC)
      (A-1)
      3.02%(b)                                                 05/09/05     4,515      4,515,000
   Montgomery County Economic Development RB
      (Brooke Grove Foundation, Inc. Project) Series
      1998 DN (M&T Bank Corp. LOC) (A-1)
      3.02%(b)                                                 05/09/05     4,550      4,550,000
   Montgomery County RB (Imagination Stage, Inc.
      Facility Project) Series 2002 DN (M&T Bank Corp.
      LOC) (A-1)
      3.07%(b)                                                 05/09/05     3,955      3,955,000
                                                                                     -----------
                                                                                      29,735,000
                                                                                     ===========
Massachusetts - 5.7%
   Commonwealth of Massachusetts GO (Wachovia
      Merlots Trust Receipts) Series 2002A-9 DN (FSA
      Insurance, Wachovia Bank N.A. SBPA) (A-1)
      3.07%(b)                                                 05/09/05     3,610      3,610,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              27

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                               MATURITY    (000)        VALUE
                                                               --------   -------   ------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
   Massachusetts GO Series 1998B BAN (Toronto
      Dominion LOC) (A-1+, VMIG-1)
      3.00%(b)                                                 05/09/05   $ 3,700   $  3,700,000
   Massachusetts Health & Educational Authority RB
      (Partners Healthcare Project) Series 1997P-2 DN
      (FSA Insurance) (VMIG-1)
      2.98%(b)                                                 05/09/05     5,400      5,400,000
   Massachusetts Health & Educational Facilities
      Authority RB (Childrens Hospital Project) Series
      2004L-1 DN (Fleet National Bank N.A. LOC)
      (A-1+, VMIG-1)
      2.95%(b)                                                 05/09/05    20,975     20,975,000
   Massachusetts Health & Educational Facilities
      Authority RB (Harvard University Project) Series
      1999R DN (Harvard University Guaranty)
      (A-1+, VMIG-1)
      2.85%(b)                                                 05/02/05    65,590     65,590,000
   Massachusetts Health & Educational Facilities
      Authority RB (Harvard University Project) Series
      2000-BB DN (A-1+, VMIG-1)
      2.85%(b)                                                 05/09/05    43,100     43,100,000
   Watertown GO Series 2004 BAN (MIG-1, SP-1+)
      3.00%(b)                                                 11/09/05     3,900      3,918,010
   Westford GO Series 2005 BAN (SP-1+, MIG-1)
      2.65%                                                    07/29/05     6,615      6,615,983
      2.75%                                                    07/29/05     5,400      5,407,524
                                                                                    ------------
                                                                                     158,316,517
                                                                                    ============
Michigan - 6.8%
   Comstock Park Public Schools RB (Citigroup Trust
      Receipts) Series 2005 ROC-II-R DN (Citigroup
      Liquidity Facility) (VMIG-1)
      3.03%(b)                                                 05/09/05     1,335      1,335,000
   Detriot City School District RB (Wachovia Merlots
      Trust Receipts) Series 2004B-01 DN (FGIC
      Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
      3.08%(b)                                                 05/09/05    14,440     14,440,000
   Detroit Sewer & Disposal Authority RB (Second Lien
      Project) Series 2001E MB (FGIC Insurance)
      (A-1+, MIG-1)
      1.55%(b)                                                 08/04/05    10,300     10,300,000
   Detroit Sewer & Disposal Authority RB (Wachovia
      Merlots Trust Receipts) Series 2001A-112 DN
      (MBIA Insurance) (VMIG-1)
      3.08%(b)                                                 05/09/05     8,005      8,005,000
   Detroit Sewer Disposal RB Series 1998A DN (MBIA
      Insurance, Morgan Guaranty Trust SBPA)
      (A-1+, VMIG-1)
      3.00%(b)                                                 05/09/05     8,950      8,950,000
   Detroit Sewer Disposal RB Series 2001C-1 DN (FSA
      Insurance) (A-1+, VMIG-1)
      3.00%(b)                                                 05/09/05    18,330     18,330,000
   Garden City Hospital Finance Authority RB (Garden
      City Hospital Project) Series 1996A DN (National
      City Bank N.A. LOC) (A-1+)
      3.03%(b)                                                 05/09/05     3,260      3,260,000
   Grand Valley Michigan State University RB Series
      2001B DN (FGIC Insurance) (A-1+)
      3.00%(b)                                                 05/09/05     7,000      7,000,000
   Grand Valley Michigan State University RB Series
      2005 DN (XL Capital Assurance Insurance) (A-1+)
      2.95%(b)                                                 05/09/05    14,535     14,535,000

                                                                            PAR
                                                               MATURITY    (000)        VALUE
                                                               --------   -------   ------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Jackson County Economic Development Limited
      Obligation RB (Vista Grande Villa Project) Series
      2001A DN (Lasalle National Bank LOC) (A-1)
      3.03%(b)                                                 05/02/05   $ 5,600   $  5,600,000
   Kalamazoo Education Authority RB (Friendship Vl
      Project) Series 1997 DN (Fifth Third Bank N.A.
      LOC) (A-1+)
      3.02%(b)                                                 05/09/05     3,660      3,660,000
   Michigan GO Series 2004A MB (SP-1+, MIG-1)
      3.50%(b)                                                 09/30/05    29,000     29,170,476
   Michigan Housing Development Authority Limited
      Obligation RB Series 1985 DN (Bank One N.A.
      LOC) (VMIG-1)
      3.07%(b)                                                 05/09/05    15,500     15,500,000
   Michigan Municipal Bond Authority RB (Detroit
      School District Project) Series 2005-A MB (J.P.
      Morgan Chase LOC)
      3.75%                                                    03/21/06     2,500      2,525,947
   Michigan Municipal Bond Authority RB Series
      2004B-2 MB (J.P. Morgan Chase LOC) (SP-1+)
      3.00%(b)                                                 08/23/05    30,000     30,131,874
   Michigan Municipal Bond Authority RB Series
      2004D DN (J.P. Morgan Chase LOC) (A-1)
      2.90%(b)                                                 05/09/05     8,000      8,000,000
   Michigan Municipal Bond Authority RB Series
      2005-339 DN (Citibank SBPA) (VMIG-1)
      3.03%(b)                                                 05/09/05     4,000      4,000,000
   Michigan State Building Authority RB (Multi Modal
      Facilities Project) Series 2005I DN (Depfa Bank
      SPBA) (A-1+, VMIG-1)
      2.95%(b)                                                 05/09/05     3,000      3,000,000
                                                                                    ------------
                                                                                     187,743,297
                                                                                    ============
Minnesota - 3.6%
   Hennepin County GO Series 2000B DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1C+, VMIG-1)
      2.85%(b)                                                 05/09/05    14,125     14,125,000
   Midwest Consortium of Municipal Utilities RB
      Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
      3.00%(b)                                                 05/09/05     3,800      3,800,000
   Minneapolis & St. Paul Airport RB (Wachovia
      Merlots Trust Receipts) Series 2000A DN (FGIC
      Insurance) (VMIG-1)
      3.08%(b)                                                 05/09/05     4,995      4,995,000
   Minneapolis GO (Convention Center Project) Series
      1999 DN (Bayerische Landesbank Girozentrale
      SBPA) (A-1+, VMIG-1)
      2.85%(b)                                                 05/09/05    13,850     13,850,000
   Minneapolis GO (Convention Center Project) Series
      2000 DN (Bayerische Landesbank Girozentrale
      SBPA) (A-1+, VMIG-1)
      2.85%(b)                                                 05/09/05     8,960      8,960,000
   Minneapolis GO (Convention Center Project) Series
      2004A DN (Dexia Bank SBPA) (A-1+, VMIG-1)
      2.85%(b)                                                 05/09/05       900        900,000
   Minneapolis GO (Guthrie Parking Ramp Project)
      Series 2005 DN (Dexia Bank SBPA)
      (A-1+, VMIG-1)
      2.85%(b)                                                 05/09/05     2,000      2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                               MATURITY    (000)        VALUE
                                                               --------   -------   ------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
   Minneapolis GO (Mill Quarter Project) Series 2005
      DN (Dexia Bank SBPA) (A-1+, VMIG-1)
      2.85%(b)                                                 05/09/05   $ 1,065   $  1,065,000
   Minneapolis GO (Public Library Project) Series 2003
      DN (Dexia Bank SBPA) (A-1+, VMIG-1)
      2.85%(b)                                                 05/09/05     7,180      7,180,000
   Minneapolis GO Series 2003 DN (Dexia Bank SBPA)
      (A-1+, VMIG-1)
      2.85%(b)                                                 05/05/05     1,700      1,700,000
   Minnesota GO (Citibank Trust Receipts) Series
      2002R-ROC-II-1031 DN (Citibank Liquidity
      Facility) (A-1+)
      3.03%(b)                                                 05/09/05     5,070      5,070,000
   Minnesota Higher Education Facilities Authority RB
      (Carleton College Project) Series 2000G DN
      (Wells Fargo Bank LOC) (VMIG-1)
      2.85%(b)                                                 05/09/05     5,980      5,980,000
   Minnesota Housing Finance Agency RB (Residential
      Housing Project) Series 2005D MB (SP-1+, MIG-1)
      2.90%                                                    05/18/06     4,000      4,000,000
   Minnesota Public Facilities Authority Water PCRB
      (Wachovia Merlots Trust Receipts) Series 2002A
      DN (Wachovia Bank N.A. SBPA) (VMIG-1)
      3.08%(b)                                                 05/09/05    14,725     14,725,000
   St. Cloud GO (Infrastructure Management Fund
      Project) Series 2004 DN (Dexia Bank SBPA)
      (A-1+, VMIG-1)
      2.90%(b)                                                 05/09/05     5,000      5,000,000
   West St. Paul Independent School District Number
      197 RB (CitiGroup Trust Receipts) Series
      6506-ROC-R-II DN (Citibank SBPA) (A-1+)
      3.03%(b)                                                 05/09/05     7,195      7,195,000
                                                                                    ------------
                                                                                     100,545,000
                                                                                    ============
Mississippi - 1.3%
   Mississippi Development Bank Special Obligation
      RB (Correctional Facilities Project) Series 2002
      DN (AMBAC Insurance, Amsouth Bank of
      Alabama SBPA) (A-1)
      3.09%(b)                                                 05/09/05     3,715      3,715,000
   Mississippi Development Bank Special Obligation
      RB (Mississippi Bond Program Harrison County
      Project) Series 2003 DN (AMBAC Insurance,
      Banque Nationale de Paribas SBPA) (A-1+)
      3.09%(b)                                                 05/09/05     9,000      9,000,000
   Mississippi Development Bank Special Obligation
      RB (Mississippi Bond Program Harrison County
      Project) Series 2005 DN (AMBAC Insurance)
      (A-1+)
      3.09%(b)                                                 05/05/05    15,000     15,000,000
   Mississippi Development Bank Special Obligation
      RB (Wachovia Merlots Trust Receipts) Series
      2001A-16 DN (AMBAC Insurance) (VMIG-1)
      3.08%(b)                                                 05/09/05     7,500      7,500,000
                                                                                    ------------
                                                                                      35,215,000
                                                                                    ============
Missouri - 0.8%
   Missouri Board Public Buildings Special Obligation
      RB (Wachovia Merlots Trust Receipts) Series
      2003A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
      3.08%(b)                                                 05/09/05     4,980      4,980,000

                                                                            PAR
                                                               MATURITY    (000)        VALUE
                                                               --------   -------   ------------
MUNICIPAL BONDS (Continued)
Missouri (continued)
   Missouri Development Finance Board Lease RB
      Series 1999 DN (TransAmerican Life Insurance)
      (A-1+)
      3.04%(b)                                                 05/09/05   $17,790   $ 17,790,000
                                                                                    ------------
                                                                                      22,770,000
                                                                                    ============
Multi-State - 2.3%
   Municipal Securities Pool Trust Receipts RB Series
      2004-17 DN (Multiple Insurances) (A-1+)
      3.14%(b)(c)                                              05/09/05    14,325     14,325,000
   Municipal Securities Pool Trust Receipts RB Series
      2004-18 DN (Multiple Insurances) (A-1+)
      3.14%(b)(c)                                              05/09/05    31,630     31,630,000
   Puttable Floating Option Tax-Exempt Receipts RB
      Series 2005A DN (Merrill Lynch Capital Services
      SBPA) (F-1+)
      3.14%(b)                                                 05/09/05     4,175      4,175,000
   Puttable Floating Options for Tax-Exempt Receipts
      RB Series 2005A DN (Multiple LOCs, Merrill
      Lynch & Co. Inc. SBPA)
      3.09%(b)                                                 05/09/05    13,500     13,500,000
                                                                                    ------------
                                                                                      63,630,000
                                                                                    ============
Nebraska - 0.3%
   Omaha GO (Citibank Eagle Trust Receipts) Series
      2004A DN (Citibank SBPA) (A-1+)
      3.03%(b)                                                 05/09/05     8,000      8,000,000
                                                                                    ------------
Nevada - 0.7%
   Clark County School District Municipal Securities
      Trust Certificates RB (Bear Stearns Trust
      Receipts) Series 2001A DN (FSA Insurance, Bear
      Stearns Capital Markets Liquidity Facility) (A-1+)
      3.05%(b)(c)                                              05/09/05    12,480     12,480,000
   Reno Capital Improvement RB (Bear Stearns Trust
      Certificates) Series 2002A DN (FGIC Insurance,
      Bear Stearns LOC) (A-1)
      3.05%(b)(c)                                              05/09/05     6,000      6,000,000
                                                                                    ------------
                                                                                      18,480,000
                                                                                    ============
New Hampshire - 0.3%
   New Hampshire Health & Educational Facilities
      Authority RB (Southern New Hampshire Medical
      Center Project) Series 2004B DN (Radian Asset
      Assurance Guaranty, Fleet Bank SBPA) (A-1+)
      3.10%(b)                                                 05/09/05     7,000      7,000,000
                                                                                    ------------
New Jersey - 2.8%
   Essex County Improvement Authority RB (Pooled
      Governmental Loan Program) Series 1986 DN
      (First Union Bank LOC) (VMIG-1)
      2.97%(b)                                                 05/09/05       400        400,000
   Mercer County Improvement Authority RB Series
      1998 DN (Bank of America N.A. LOC) (A-1+)
      2.94%(b)                                                 05/09/05     7,100      7,100,000
   New Jersey Economic Development Authority RB
      (Citibank Trust Receipts) Series 2004
      ROCS-II-R-309 DN (Assured Guaranty Corp.
      Insurance) (A-1+)
      3.04%(b)                                                 05/09/05     9,900      9,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              29

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                               MATURITY    (000)       VALUE
                                                               --------   -------   -----------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
   New Jersey Economic Development Authority RB
      (First Mortgage of Winchester Project) Series
      2004B DN (Valley National Bank LOC) (VMIG-1)
      3.00%(b)                                                 05/09/05   $   100   $   100,000
   New Jersey GO (Lehman Trust Receipts) Series
      2004D-L55J DN (Lehman Brothers, Inc. Liquidity
      Facility) (VMIG-1, F-1)
      3.08%(b)                                                 05/09/05    34,350    34,350,000
   New Jersey GO Series 2004A TAN (SP-1+, MIG-1)
      3.00%(b)                                                 06/24/05    20,000    20,038,008
   New Jersey Health Care Facilities Financing
      Authority RB (Merrill Lynch P-Float Trust
      Receipts) Series 2001 PT-1319 DN (AMBAC
      Insurance, Merrill Lynch Capital Services SBPA)
      (A-1)
      3.04%(b)                                                 05/09/05     5,800     5,800,000
                                                                                    -----------
                                                                                     77,688,008
                                                                                    ===========
New Mexico - 0.5%
   New Mexico Financial Authority RB (Cigarette Tax
      Project) Series 2004B DN (MBIA Insurance, Bank
      of America N.A. SBPA) (A-1+, VMIG-1)
      3.00%(b)                                                 05/09/05     3,500     3,500,000
   New Mexico GO (Lehman Trust Receipts) Series
      2004L-38 DN (Lehman Liquidity Co. Guaranty)
      (SP-1+, MIG1)
      3.08%(b)                                                 05/09/05    10,250    10,250,000
                                                                                    -----------
                                                                                     13,750,000
                                                                                    ===========
New York - 10.8%
   City of New York GO (Citibank Trust Receipts) Series
      2003R ROC-II-251A DN (Citibank Liquidity
      Facility) (VMIG-1)
      3.06%(b)                                                 05/09/05    20,000    20,000,000
   City of New York GO (Citigroup Trust Receipts)
      Series 2003A-6 DN (Landesbank
      Baden-Wurttemberg LOC) (A-1, VMIG-1)
      2.98%(b)                                                 05/09/05     5,400     5,400,000
   City of New York GO Series 1993A-4 DN
      (Landesbank Baden-Wurttemberg LOC)
      (A-1, VMIG-1, AAA)
      3.05%(b)                                                 05/02/05     2,900     2,900,000
   City of New York GO Series 1994H-2 DN (MBIA
      Insurance) (A-1+, VMIG-1)
      3.05%(b)                                                 05/02/05     9,000     9,000,000
   City of New York GO Series 1994H-4 DN
      (Kredietbank N.V. LOC) (A-1, VMIG-1)
      2.98%(b)                                                 05/09/05     5,350     5,350,000
   City of New York GO Series 2003A-2 DN (Bank of
      America N.A. LOC) (A-1, VMIG-1)
      3.00%(b)                                                 05/09/05     3,000     3,000,000
   City of New York GO Series 2004H-2 DN (Bank of
      New York LOC) (A-1+, VMIG-1)
      3.00%(b)                                                 05/09/05     4,100     4,100,000
   City of New York Housing Development Corporation
      Multi-Family Rental Housing RB (Columbus
      Green Project) 1997A DN (Federal National
      Mortgage Association Guaranty) (A-1+)
      3.00%(b)                                                 05/09/05     4,500     4,500,000
   City of New York Municipal Water Finance Authority
      RB (Wachovia Merlots Trust Receipts) Series
      2000D DN (Wachovia Bank N.A. LOC) (VMIG-1)
      3.06%(b)                                                 05/09/05    16,875    16,875,000

                                                                            PAR
                                                               MATURITY    (000)       VALUE
                                                               --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York Municipal Water Finance Authority
      RB (Water & Sewer Systems Project) Series
      2001F-1 DN (Credit Locale de France LOC)
      (A-1+, VMIG-1)
      3.05%(b)                                                 05/02/05   $19,500   $19,500,000
   City of New York Municipal Water Finance Authority
      RB (Water & Sewer Systems Project) Series
      2002C-1 DN (State Street Bank & Trust Co. LOC)
      (A-1+, VMIG-1)
      3.05%(b)                                                 05/02/05    21,150    21,150,000
   City of New York Transitional Finance Authority
      Financing RB (Future Tax Secured Bonds) Series
      1998C DN (Bayerische Landesbank Girozentrale
      LOC) (A-1+, VMIG-1)
      3.02%(b)                                                 05/02/05       300       300,000
   City of New York Transitional Finance Authority RB
      Series 2003-7 DN (Banque Nationale de Paribas
      SBPA) (VMIG-1)
      3.02%(b)                                                 05/09/05     3,535     3,535,000
   Clipper Tax Exempt Certificates RB Series 2005-7
      DN (FGIC & MBIA Insurance, State Street Bank
      SBPA) (A-1+, VM1G1)
      3.11%(b)                                                 05/09/05    13,400    13,400,000
   Dormitory Authority of the State of New York RB
      (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
      National Bank LOC) (A-1)
      3.00%(b)                                                 05/09/05       170       170,000
   Dormitory Authority of the State of New York RB
      (Mental Health Services Project) Series 2003D-2B
      DN (Credit Locale de France LOC) (A-1+)
      2.92%(b)                                                 05/09/05     8,780     8,780,000
   Dormitory Authority of the State of New York RB
      (Teresian House Housing Corp. Project) Series
      2003 DN (Lloyds Bank LOC) (A-1+)
      3.00%(b)                                                 05/09/05     8,135     8,135,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-30 DN (AMBAC Insurance, Wachovia Bank
      N.A. SBPA) (VMIG-1)
      3.06%(b)                                                 05/09/05     2,980     2,980,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-65 DN (MBIA Insurance, Wachovia Bank
      N.A. SBPA) (VMIG-1)
      3.06%(b)                                                 05/09/05     3,415     3,415,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Reciepts) Series 2003
      DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
      (VMIG-1)
      3.06%(b)                                                 05/09/05     7,445     7,445,000
   Dormitory Authority of the State of New York RB
      Series 2005-4 DN (BNP Paribas SBPA) (A-1+)
      3.02%(b)                                                 05/09/05     2,170     2,170,000
   Dutchess County IDA Civic Facility RB (Lutheran
      Center Project) Series 2005 DN (Key Bank LOC)
      (VMIG-1)
      3.06%(b)                                                 05/09/05     3,930     3,930,000
   Long Island Power Authority Electrical System RB
      Series 1998-7A DN (MBIA Insurance, Credit
      Suisse First Boston SBPA) (A-1+, VMIG-1)
      2.88%(b)                                                 05/09/05     4,235     4,235,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                               MATURITY    (000)       VALUE
                                                               --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Metropolitan Pier & Exposition Authority RB (Bear
      Stearns Trust Certificates) Series 2005A-224 DN
      (MBIA Insurance, Bear Stearns Capital Markets
      Liquidity Facility) (VMIG-1)
      3.23%(b)(c)                                              05/09/05   $ 4,315   $ 4,315,000
   Metropolitan Pier & Exposition Authority RB (TOC
      Trust Receipts) Series 2005Z-1 DN (MBIA
      Insurance, Goldman Sachs Liquidity Facility)
      (A-1, AAA)
      3.11%(b)                                                 05/09/05     4,280     4,280,000
   Metropolitan Transportation Authority RB
      (Dedicated Tax Fund) Series 2002B DN (FSA
      Insurance, Dexia Credit SBPA) (A-1+)
      2.95%(b)                                                 05/09/05    14,900    14,900,000
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series 2000F
      DN (Wachovia Bank N.A. LOC) (VMIG-1)
      3.06%(b)                                                 05/09/05     5,000     5,000,000
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2002A-52 DN (Wachovia Bank N.A. Liquidity
      Facility) (VMIG-1)
      3.06%(b)                                                 05/09/05     8,445     8,445,000
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2004B-16 DN (FGIC Insurance, Wachovia Bank
      N.A. SBPA)
      3.06%(b)                                                 05/09/05     5,000     5,000,000
   Metropolitan Transportation Authority TECP (ABN
      AMRO Bank LOC) (A-1+, P-1)
      1.98%                                                    05/05/05    10,000    10,000,000
      2.02%                                                    06/03/05    13,000    12,997,604
   New York Environmental Facilities Clean Water &
      Drinking RB (Citibank Trust Receipts) Series
      2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
      3.02%(b)                                                 05/09/05     1,855     1,855,000
   New York Environmental Facility Clean Water &
      Drinking RB (Wachovia Merlots Trust Receipts)
      Series 2004B DN (Wachovia Bank N.A. SBPA)
      (A-1)
      3.06%(b)                                                 05/09/05     5,395     5,395,000
   New York Housing Finance Agency RB (Tribeca
      Green Housing Project) Series 2003A DN
      (Landesbank Hessen-Thuringen Girozentrale
      LOC) (VMIG-1)
      3.00%(b)                                                 05/09/05     6,600     6,600,000
   New York Local Government Assistance
      Corporation RB Series 1995F DN (Toronto
      Dominion LOC) (A-1, VMIG-1)
      2.95%(b)                                                 05/09/05    12,865    12,865,000
   New York Local Government Assistance
      Corporation RB Series 1995G DN (Bank of Nova
      Scotia LOC) (A-1+, VMIG-1)
      2.96%(b)                                                 05/09/05     7,700     7,700,000
   New York Local Government Assistance
      Corporation RB Series 2003-8V DN (FSA
      Insurance) (A-1+)
      2.95%(b)                                                 05/09/05    17,300    17,300,000
   New York Transitional Finance Authority RB Series
      2003-2D DN (Retail Food Stores LOC)
      (A-1+, VMIG-1)
      2.92%(b)                                                 05/09/05     3,500     3,500,000

                                                                            PAR
                                                               MATURITY    (000)        VALUE
                                                               --------   -------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Triborough Bridge & Tunnel Authority RB (Bear
      Stearns Municipal Trust Certificates) Series
      2002-210 DN (Bear Stearns Liquidity Facility)
      (A-1+)
      3.00%(b)(c)                                              05/09/05    $7,600   $  7,600,000
   Triborough Bridge & Tunnel Authority RB (Merrill
      Lynch P-Float Trust Receipts) Series 2002 PA-956
      DN (Merrill Lynch Capital Services Liquidity
      Facility) (A-1+)
      3.04%(b)                                                 05/09/05     5,000      5,000,000
                                                                                    ------------
                                                                                     303,022,604
                                                                                    ============
North Carolina - 1.7%
   Charlotte COP (Convention Facilities Project) Series
      2003B DN (Wachovia Bank N.A. LOC)
      (A-1, VMIG-1)
      3.05%(b)                                                 05/09/05     7,085      7,085,000
   Guilford County Industrial Facilities PCRB
      (Recreational Facilities-YMCA Project) Series
      2002 DN (Branch Banking & Trust Co. LOC)
      (VMIG-1)
      3.02%(b)                                                 05/09/05       330        330,000
   North Carolina Capital Facilities Finance Agency
      Educational Facilities RB Series 2001 DN (Branch
      Banking & Trust Co. LOC) (VMIG-1)
      3.02%(b)                                                 05/09/05     2,130      2,130,000
   North Carolina GO Series 2003A-23 DN (Wachovia
      Bank N.A. SBPA) (A-1)
      3.08%(b)                                                 05/09/05     6,300      6,300,000
   North Carolina Medical Care Commission Hospital
      RB (Baptist Hospital Project) Series 1992B DN
      (Wachovia Bank N.A. LOC) (A-1, VMIG-1)
      2.96%(b)                                                 05/09/05     1,100      1,100,000
   North Carolina Medical Care Commission Hospital
      RB (Park Ridge Hospital Project) Series 1988 DN
      (NationsBank LOC) (A-1+)
      2.99%(b)                                                 05/09/05     1,275      1,275,000
   North Carolina Medical Care Commission
      Retirement Facilities RB (Aldersgate Project)
      Series 2001 DN (Branch Banking & Trust Co.
      LOC) (A-1)
      3.10%(b)                                                 05/09/05     6,070      6,070,000
   North Carolina Medical Care Commission
      Retirement Facilities RB (Brookwood Project)
      Series 2001C DN (Branch Banking & Trust Co.
      LOC) (A-1)
      3.10%(b)                                                 05/09/05     4,500      4,500,000
   North Carolina Medical Care Community Hospital
      RB (Duke University Hospital Project) Series
      1985B DN (Wachovia Bank N.A. SBPA)
      (A-1+, VMIG-1)
      3.02%(b)                                                 05/09/05       300        300,000
   North Carolina Municipal Power Agency RB
      (Catawba Electric Co. Project) Series 2003 DN
      (MBIA Insurance, Bank of New York SBPA) (A-1+)
      3.03%(b)                                                 05/09/05     2,600      2,600,000
   North Carolina Municipal Power Agency RB (Merrill
      Lynch P-Float Trust Receipts, Catawba Electric
      Co. Project) Series 2003 MB (AMBAC Insurance,
      Merrill Lynch Capital Services SPBA) (AAA, F-1+)
      2.40%(b)                                                 01/19/06     3,995      3,995,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              31

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   Raleigh County COP (Packaging Facilities Project)
      Series 2000A DN (Bank of America N.A. SBPA)
      (A-1+, VMIG-1)
      2.95%(b)                                           05/09/05   $ 1,545   $ 1,545,000
   Wake County GO (CDC Trust Receipts) Series
      2005-9-A DN (IXIS Municipal Products Liquidity
      Facility) (A-1+)
      3.03%(b)                                           05/09/05     3,000     3,000,000
   Wake County GO Series 2004A MB (Landesbank
      Hessen-Thuringen Girozentrale SBPA)
      (A-1+, MIG-1)
      4.00%(b)                                           04/01/06     7,000     7,081,850

                                                                              -----------
                                                                               47,311,850
                                                                              ===========
North Dakota - 0.2%

   Oliver County PCRB (Wachovia Merlots Trust
      Receipts) Series 2003B-7 DN (AMBAC Insurance,
      Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
      3.08%(b)                                           05/09/05     4,980     4,980,000
                                                                              -----------
Ohio - 2.7%

   Akron Income Tax RB (Community Learning
      Centers Project) Series 2004A DN (FGIC
      Insurance, ABN-AMRO Bank N.V. SBPA)
      (A-1, F-1+)
      3.03%(b)                                           05/09/05    18,200    18,200,000
   Cambridge City Hospital Facilities Authority RB
      (Regional Medical Center Project) Series 2001 DN
      (National City Bank N.A. LOC) (VMIG-1)
      3.03%(b)                                           05/09/05     2,100     2,100,000
   Canton City School District GO Series 2005-6 DN
      (A-1+)
      3.03%(b)                                           05/09/05    11,765    11,765,000
   City of Westerville GO (ABN-AMRO Munitops Trust
      Certificates) Series 2001 DN (ABN-AMRO Bank
      N.V. LOC) (VMIG-1)
      3.03%(b)                                           05/09/05     1,000     1,000,000
   Columbus GO Series 1996-1 DN (Westdeutsche
      Landesbank Girozentrale LOC) (A-1+, VMIG-1)
      2.97%(b)                                           05/09/05       225       225,000
   Franklin County Healthcare Facilities RB (Willow
      Brook Christian Project) Series 2004 DN (Fifth
      Thrid Bank LOC) (A-1+)
      3.02%(b)                                           05/09/05     4,700     4,700,000
   Franklin County Municipal Securities Trust
      Certificates RB Series 2002A-9047 DN (AMBAC
      Insurance, Bear Stearns SBPA) (A-1)
      3.01%(b)(c)                                        05/09/05     4,100     4,100,000
   Hamilton County Hospital Facilities RB (Elizabeth
      Gamble Project) Series 2002A DN (Morgan
      Guaranty Trust LOC) (VMIG-1)
      3.00%(b)                                           05/09/05     6,000     6,000,000
   Hamilton County Hospital Facilities RB (Health
      Alliance Project) Series 1997B DN (MBIA
      Insurance, Credit Suisse SBPA) ) (A-1+, VMIG-1)
      2.99%(b)                                           05/09/05     2,650     2,650,000
   Lucas County Health Facilities Authority RB
      (Lutheran Homes Society Project) Series 1996 DN
      (Bank One N.A. LOC) (A-1+)
      3.00%(b)                                           05/09/05       800       800,000
   Tuscarawas County Hospital Facilities RB (Merrill
      Lynch Trust Receipts P-Float MT-103) Series
      2005 DN (Merrill Lynch Guaranty)
      3.06%(b)                                           05/09/05     1,000     1,000,000

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   University of Akron General Receipts RB Series
      2004 DN (FGIC Insurance, Dexia Credit SBPA)
      (VMIG-1)
      2.99%(b)                                           05/09/05   $11,200   $11,200,000
   University of Toledo RB (Societe Generale Trust
      Receipts) Series 2001 SGA-125 DN (FGIC
      Insurance, Societe Generale Liquidity Facility)
      (A-1+)
      3.01%(b)                                           05/09/05     6,855     6,855,000
   Warren County Healthcare Facilities RB (Otterbein
      Homes Project) Series 1998B DN (Fifth Third
      Bank N.A. LOC) (A-1+)
      3.07%(b)                                           05/09/05       920       920,185
   Wood County Facilities Import Piping Industry RB
      Series 2001 DN (KeyBank N.A. LOC)
      3.07%(b)                                           05/09/05     2,765     2,765,000

                                                                              -----------
                                                                               74,280,185
                                                                              ===========
Oklahoma - 0.2%

   Oklahoma Industrial Authority RB (Casady School
      Project) Series 2001 DN (Bank One N.A. LOC)
      3.20%(b)                                           05/09/05     2,490     2,490,000
   Oklahoma Water Reserve Board State Loan
      Program RB Series 1997 MB (Lloyds Bank SPBA)
      (A-1+)
      2.15%                                              09/01/05     2,000     2,000,000

                                                                              -----------
                                                                                4,490,000
                                                                              ===========
Oregon - 0.2%

   Umitilla County Hospital Facility Authority RB
      (Catholic Health Project) Series 1997B DN
      (Bayerische Landesbank Girozentrale LOC)
      (A-1+, VMIG-1)
      3.00%(b)                                           05/09/05     6,020     6,020,000
                                                                              -----------
Pennsylvania - 5.0%

   Cumberland County Municipal Authority Retirement
      Community RB (Wesley Affiliated Services
      Project) Series 2002C DN (Lloyds Bank LOC)
      (A-1+)
      3.00%(b)                                           05/09/05    15,000    15,000,000
   Delaware Valley IDRB (Citibank Trust Receipts)
      Series 2001 DN (AMBAC Insurance, Bank of New
      York SBPA) (A-1+)
      3.02%(b)                                           05/09/05     5,000     5,000,000
   Franklin County IDRB (Chambersburg Hospital
      Project) Series 2000 DN (AMBAC Insurance,
      Wachovia Bank N.A. SBPA) (A-1)
      3.10%(b)                                           05/09/05     1,595     1,595,000
   Hanover Public School District GO Series 2005 BAN
      3.03%(b)                                           05/09/05     5,000     5,000,000
   Harrisburg Authority School RB (Harrisburg
      Project) Series 2003 DN (AMBAC Insurance,
      Westdeutsche Landesbank Girozentrale Liquidity
      Facility) (A-1+)
      2.99%(b)                                           05/09/05    69,100    69,100,000
   Lancaster County Hospital Authority RB (Landis
      Homes Retirement Community Project) Series
      2002 DN (M&T Bank Corp. LOC) (A-1)
      3.07%(b)                                           05/09/05     4,195     4,195,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                         PAR
                                                            MATURITY    (000)        VALUE
                                                            --------   -------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Pennsylvania Higher Educational Facilities
      Authority Hospital RB (Merrill Lynch P-Float
      Trust Receipts) Series 2005-2498 DN (Merrill
      Lynch Guaranty) (F-1+)
      3.09%(b)                                              05/09/05   $ 7,400   $  7,400,000
   Pennsylvania Higher Educational Facilities
      Authority RB (Drexel University Project) Series
      2003B DN (Allied Irish Bank PLC Liquidity
      Facility) (Aaa, AA)
      2.99%(b)                                              05/09/05     7,700      7,700,000
   Pennsylvania Higher Educational Facilities
      Authority RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 MT-042 DN (Lloyds Bank
      LOC, Merrill Lynch Capital Services SBPA) (F-1+)
      3.05%(b)                                              05/09/05     9,100      9,100,000
   Southeastern Pennsylvania Transportation
      Authority Municipal Securities Trust Certificates
      RB (Bear Stearns Municipal Trust Certificates)
      Series 2001-9016 DN (FGIC Insurance) (A-1)
      3.01%(b)(c)                                           05/09/05     5,500      5,500,000
   Union County Hospital Authority RB (Evangelical
      Community Hospital Project) Series 2001 MB
      (Fleet National Bank SPBA, Radian Insurance)
      (A-1)
      2.45%                                                 02/01/06     9,610      9,610,000

                                                                                 ------------
                                                                                  139,200,000
                                                                                 ============
Puerto Rico - 0.6%

   Commonwealth of Puerto Rico GO (Tender Option
      Certificates) Series 2001 DN (FSA Insurance,
      Bank of New York Liquidity Facility) (A-1+)
      3.00%(b)                                              05/09/05     7,700      7,700,000
   Commonwealth of Puerto Rico Highway &
      Transportation Authority RB (Merrill Lynch
      P-Float Trust Receipts) Series 2002 PT-1052 DN
      (Merrill Lynch Capital Services Liquidity Facility)
      (A-1)
      3.02%(b)                                              05/09/05     8,595      8,595,000

                                                                                 ------------
                                                                                   16,295,000
                                                                                 ============
South Carolina - 2.4%

   Greenville County School District Installment RB
      Series 2005R-361 DN (Insurance Assured
      Guaranty Corp.) (A-1+)
      3.04%(b)                                              05/09/05    30,925     30,925,000
   Medical University Hospital Authority RB Series
      2005A-5 DN (MBIA Insurance, Bank of America
      SBPA) (VMIG-1)
      3.04%(b)                                              05/09/05    16,000     16,000,000
   Oconee PCRB (Duke Facilities Project) Series 1993
      DN (Bank One N.A. LOC) (P-1)
      3.00%(b)                                              05/09/05    10,000     10,000,000
   South Carolina Transitional Infrastructure RB
      (ABN-AMRO Munitops Trust Certificates) Series
      2002A DN (AMBAC Insurance, ABN-AMRO Bank
      N.V. SBPA) (VMIG-1)
      3.04%(b)                                              05/09/05    10,475     10,475,000

                                                                                 ------------
                                                                                   67,400,000
                                                                                 ============
Tennessee - 2.1%

   City of Chattanooga Health, Education & Housing
      Facility Board RB Series 1999 DN (Amsouth Bank
      of Alabama LOC) (A-1)
      3.11%(b)                                              05/09/05    12,400     12,400,000

                                                                         PAR
                                                            MATURITY    (000)       VALUE
                                                            --------   -------   -----------
MUNICIPAL BONDS (Continued)
Tennessee (continued)

   Cleveland IDRB (YMCA Chattan Project) Series 1999
      DN (SunTrust Bank LOC)
      3.00%(b)                                              05/09/05   $ 1,400   $ 1,400,000
   Gallatin Industrial Development Board Educational
      Facilities RB (John Vianney School Project) Series
      2002 DN (SunTrust Bank LOC) (VMIG-1)
      3.05%(b)                                              05/09/05     2,070     2,070,000
   Memphis GO Series 1995A DN (Westdeutsche
      Landesbank Girozentrale LOC) (A-1+, VMIG-1)
      3.04%(b)                                              05/09/05       400       400,000
   Metropolitan Government of Nashville & Davidson
      County Health & Education Board RB (Ascension
      Health Credit Project) Series 2001B-2 DN
      (A-1+, VMIG-1)
      2.30%(b)                                              05/09/05     3,000     3,000,000
   Metropolitan Government of Nashville & Davidson
      County Health & Education Board RB (Belmont
      University Project) Series 1997 DN (SunTrust
      Bank LOC) (VMIG-1)
      3.00%(b)                                              05/09/05     3,100     3,100,000
   Metropolitan Government of Nashville & Davidson
      County IDRB (Trevecca Nazarene Project) Series
      2003 DN (SunTrust Bank LOC)
      3.00%(b)                                              05/09/05     5,300     5,300,000
   Metropolitan Government of Nashville & Davidson
      County IDRB (Universtiy School Project) Series
      2002 DN (SunTrust Bank LOC) (VMIG-1)
      3.00%(b)                                              05/09/05     4,000     4,000,000
   Montgomery County Public Building Authority
      Pooled Financing RB (Tennessee County Loan
      Pool Project) Series 1997 DN (NationsBank LOC)
      (VMIG-1)
      3.00%(b)                                              05/09/05     2,170     2,170,000
   Montgomery County Public Building Authority RB
      Series 2004 DN (Bank of America LOC) (VMIG1)
      3.05%(b)                                              05/09/05     1,500     1,500,000
   Shelby County Health Educational & Housing
      Authority RB Series 1994 DN (Credit Suisse LOC)
      (A-1+)
      3.03%(b)                                              05/09/05     8,500     8,500,000
   Tennergy Gas Corp. RB Series 1999 MB (MBIA
      Insurance) (AAA, Aaa)
      5.00%(b)                                              06/01/05    13,890    13,930,494
   Washington County IDRB (Springbrook Properties
      Project) Series 1996 DN (SunTrust Bank LOC)
      (A-1+, VMIG-1)
      3.00%(b)                                              05/09/05       800       800,000

                                                                                 -----------
                                                                                  58,570,494
                                                                                 ===========
Texas - 8.3%

   Austin Water & Wastewater System RB (Wachovia
      Merlots Trust Receipts) Series 2000 DN (MBIA
      Insurance) (VMIG-1)
      3.08%(b)                                              05/09/05     2,485     2,485,000
   Clear Creek Texas Independent School District GO
      Series 2005-04 DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      3.08%(b)                                              05/09/05     3,750     3,750,000
   Cypress Fairbanks Independent School District GO
      (Wachovia Merlot Trust Receipts) Series
      2004C-16 DN (PSFG Guaranty) (VMIG-1)
      3.08%(b)                                              05/09/05     4,500     4,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              33

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                          PAR
                                                             MATURITY    (000)       VALUE
                                                             --------   -------   -----------
MUNICIPAL BONDS (Continued)
Texas (continued)
   De Soto Independent School District RB (Citigroup
      Trust Receipts) Series 2004R-2107 ROC II DN
      (PSF Guaranty, Citigroup Global Markets Liquidity
      Facility) (A-1+)
      3.03%(b)                                               05/09/05   $ 6,145   $ 6,145,000
   Eagle Mountain & Saginaw Independent School
      District GO (Municipal Securities Trust Receipts)
      Series 2003 SGA-141 DN (PSF Guaranty, Societe
      Generale Liquidity Facility) (A-1+)
      3.03%(b)                                               05/09/05     4,000     4,000,000
   Harris County RB (Citibank Trust Receipts) Series
      2002-1029 ROC II DN (FSA Insurance) (A-1+)
      3.03%(b)                                               05/09/05     1,885     1,885,000
   Houston Utility Systems RB (Wachovia Merlots
      Trust Receipts) Series 2004C DN (MBIA
      Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
      3.08%(b)                                               05/09/05     7,695     7,695,000
   Houston Water & Sewer RB (Stars Certificates
      Project) Series 2003 DN (FSA Insurance) (VMIG-1)
      3.02%(b)                                               05/09/05     1,585     1,585,000
   Lower Colorado River Authority RB (Wachovia
      Merlots Trust Receipts) Series 2000 DN (FSA
      Insurance, Wachovia Bank N.A. SBPA)
      (Aaa, VMIG-1)
      3.08%(b)                                               05/09/05     2,000     2,000,000
   San Antonio Electric & Gas RB Series 2003 DN
      (Bank of America N.A. LOC) (A-1+)
      3.07%(b)                                               05/09/05     7,000     7,000,000
   San Antonio Electric & Gas Systems RB (Jr. Lien
      Project) Series 2004 MB (Banque Nationale de
      Paribas SBPA) (A-1+, MIG-1)
      2.20%(b)                                               12/01/05    11,000    11,000,000
   San Marcos Independent School District GO
       (Wachovia Merlot Trust Receipts) Series
      2004C-23 MB (Texas Permanent School Funding)
      (MIG-1)
      1.70%(b)                                               09/16/05     2,435     2,435,000
   Texas A&M University RB (Citibank Trust Receipts)
      Series 2003R-4005 ROC II DN (Citibank Liquidity
      Facility, Texas Permanent School Funding)
      (VMIG-1)
      3.03%(b)                                               05/09/05     4,980     4,980,000
   Texas GO (Lehman Trust Receipts) Series 2004 DN
      (Lehman Liquidity Facility) (A-1, MIG-1)
      2.90%(b)                                               05/09/05    20,000    20,000,000
   Texas GO Series 2004 TRAN (SP-1+, MIG-1)
      3.00%(b)                                               08/31/05    95,000    95,404,387
   Texas Technology University RB (Bear Stearns Trust
      Receipts) Series 2002A DN (MBIA Insurance)
      (A-1)
      3.05%(b)(c)                                            05/09/05    13,630    13,630,000
   University of Texas Permanent University Fund RB
      (Citibank Trust Receipts) Series 2004-ROC-
      II-6004 DN (Citibank N.A. Liquidity Facility) (A-1+)
      3.03%(b)                                               05/09/05    10,640    10,640,000
   University of Texas Permanent University Fund RB
      (Citibank Trust Receipts) Series 2005-ROC-
      II-R-2194 DN (Liquidity Facility Citigroup)
      (VMIG-1)
      3.03%(b)                                               05/09/05    11,930    11,930,000
   University of Texas Permanent University Fund RB
      (Municipal Trust Receipts) Series 2004-SGB-55
      DN (Societe Generale SBPA) (A-1+)
      3.03%(b)                                               05/09/05     6,690     6,690,000

                                                                          PAR
                                                             MATURITY    (000)       VALUE
                                                             --------   -------   ------------
MUNICIPAL BONDS (Continued)
Texas (continued)

   University of Texas Permanent University Fund RB
      Series 2005-1023 DN (F-1+)
      3.03%(b)                                               05/09/05   $ 4,850   $  4,850,000
   University of Texas RB (Wachovia Merlots Trust
      Receipts) Series 2003B-14 DN (Wachovia Bank
      N.A. SBPA) (VMIG-1)
      3.08%(b)                                               05/09/05     6,260      6,260,000

                                                                                  ------------
                                                                                   228,864,387
                                                                                  ============
Vermont - 0.4%

   Vermont Economic Development Authority RB
      (Green Mountain College Project) Series 2003A
      DN (Key Bank N.A. LOC)
      3.07%(b)                                               05/09/05     7,775      7,775,000
   Vermont Educational & Health Buildings Financing
      Agency RB (Rutland Medical Center Project)
      Series 2001A DN (National Westminster Bank
      LOC) (A-1)
      3.06%(b)                                               05/09/05     3,400      3,400,000

                                                                                  ------------
                                                                                    11,175,000
                                                                                  ============
Virginia - 3.3%

   Alexandria IDRB (Goodwin House Project) Series
      2005 DN (Wachovia Bank LOC)
      3.03%(b)                                               05/09/05     5,500      5,500,000
   Chesterfield County IDRB (Merrill Lynch P-Float
      Trust Receipts) Series 2004 PT-2133 DN (Merrill
      Lynch & Co. Guaranty, Merrill Lynch Capital
      Services SBPA) (F-1+, AA-)
      3.08%(b)                                               05/09/05     9,750      9,750,000
   Chesterfield County IDRB (Merrill Lynch Trust
      Receipts) Series 2003 PT-886 DN (Merrill Lynch
      & Co. Guaranty) (F-1+)
      3.08%(b)                                               05/09/05    24,995     24,995,000
   Commonwealth of Virginia Transportation Board RB
      (Citibank Trust Receipts) Series 2000 SG-134 DN
      (Societe Generale SBPA) (A-1+)
      3.01%(b)                                               05/09/05     6,500      6,500,000
   Commonwealth of Virginia Transportation Board RB
      (Citibank Trust Receipts) Series 2002-1013 DN
      (Citibank Liquidity Facility) (A-1+)
      3.03%(b)                                               05/09/05     5,995      5,995,000
   Fairfax County Economic Development Authority RB
      (Citibank Trust Receipts) Series 2003
      ROCS-II-R-4024 DN (Citibank Liquidity Facility)
      (VMIG-1)
      3.03%(b)                                               05/09/05     4,755      4,755,000
   Hampton Roads Regional Jail Authority Facilities
      RB (Citibank Trust Receipts) Series 2004
      ROCS-RR-II-R-2156 DN (MBIA Insurance)
      (Citibank Liquidity Facility) (VMIG-1)
      3.03%(b)                                               05/09/05     4,995      4,995,000
   Norfolk Educational Development Authority
      Hosptial Facilities RB (Citigroup Trust Receipts)
      Series R322 ROC- R-II DN (Citibank Liquidity
      Facility) (VMIG-1)
      3.03%(b)                                               05/09/05    13,470     13,470,000
   Richmond GO Series 2004 RAN (SP-1+, MIG-1)
      3.50%(b)                                               06/28/05    10,000     10,024,271
   University of Virginia RB Series (Wachovia Merlots
      Trust Receipts) 2003B-31 DN (Wachovia Bank
      N.A. SBPA) (VMIG-1)
      3.08%(b)                                               05/09/05     2,685      2,685,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
Virginia (continued)
   Virginia Public School Authority RB (Citigroup
      Global Markets Trust Receipts) Series
      2003R-4050-ROC-II DN (Citigroup Liquidity
      Facility) (A-1+)
      3.03%(b)                                            05/09/05   $ 1,985   $ 1,985,000

                                                                               -----------
                                                                                90,654,271
                                                                               ===========
Washington - 1.8%

   King County GO (ABN-AMRO Munitops Trust
      Certificates) Series 2001-1 DN (MBIA Insurance)
      (VMIG-1)
      3.04%(b)                                            05/09/05     2,500     2,500,000
   King County School District Bear Stearns Municipal
      Securities Trust Certificates RB (Highline Public
      Schools Project) Series 2002 DN (FGIC Insurance)
      (A-1)
      3.05%(b)(c)                                         05/09/05    11,750    11,750,000
   Seattle GO (Bear Stearns Municipal Trust Receipts)
      Series 2003 SGA-142 DN (Societe Generale SBPA)
      (A-1+)
      3.03%(b)                                            05/09/05     4,000     4,000,000
   Seattle Municipal Light & Power RB (Wachovia
      Merlots Trust Receipts) Series 2001A-56 DN (FSA
      Insurance, Wachovia Bank N.A. Liquidity Facility)
      (VMIG-1)
      3.08%(b)                                            05/09/05     7,415     7,415,000
   Spokane County School District No. 081 GO
      (Citibank Trust Receipts) Series 2003R-ROC-
      II-4000 DN (FSA Insurance, Citibank Liquidity
      Facility) (VMIG-1)
      3.03%(b)                                            05/09/05     3,575     3,575,000
   Washington GO (Piper Jaffray Trust Certificates)
      Series 2002G DN (Bank of New York LOC)
      (VMIG-1)
      3.07%(b)                                            05/09/05     5,170     5,170,000
   Washington GO (Wachovia Merlots Trust Receipts)
      Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
      3.08%(b)                                            05/09/05     7,310     7,310,000
   Washington State Housing Finance Committee
      Non-Profit Housing RB (YMCA Tacoma & Pierce
      Project) Series 1998A DN (Key Bank N.A. LOC)
      (A-1, VMIG-1)
      3.02%(b)                                            05/09/05     2,810     2,810,000
   Washington State Housing Finance Committee
      Non-Profit Housing RB (YMCA Tacoma & Pierce
      Project) Series 1998B DN (Key Bank N.A. LOC)
      (A-1, VMIG-1)
      3.02%(b)                                            05/09/05     4,650     4,650,000

                                                                               -----------
                                                                                49,180,000
                                                                               ===========
West Virginia - 0.2%

   West Virginia Economic Development Authority RB
      (Juvenile Correctional Project) Series 2002A DN
      (MBIA Insurance, Bear Stearns Capital Markets
      Liquidity Facility) (A-1)
      3.05%(b)(c)                                         05/09/05     4,990     4,990,000
                                                                               -----------
Wisconsin - 1.4%

   Appleton Redevelopment Authority RB (Fox City
      Project) Series 2001B DN (Bank One N.A. LOC)
      (VMIG-1)
      3.10%(b)                                            05/09/05     8,100     8,100,000

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
   Southeast Wisconsin Professional Baseball Park
      RB (Wachovia Merlots Trust Receipts) Series
      2000Y DN (MBIA Insurance, Wachovia Bank N.A.
      SBPA) (VMIG-1)
      3.08%(b)                                           05/09/05   $ 5,280   $ 5,280,000
   Wisconsin Health & Educational Facilities Authority
      RB (Edgewood College Project) Series 1997 DN
      (Bank One N.A. LOC)
      3.10%(b)                                           05/09/05     6,230     6,230,000
   Wisconsin Health & Educational Facilities Authority
      RB (Oakwood Village Project) Series 2000B DN
      (Marshall & Ilsley Bank LOC) (A-1)
      3.03%(b)                                           05/09/05     2,435     2,435,000
   Wisconsin Health & Educational Facilities Authority
      RB (St. Joseph's Community Hospital Project)
      Series 2001 DN (Marshall & Ilsley Bank LOC)
      (A-1)
      3.03%(b)                                           05/09/05    10,800    10,800,000
   Wisconsin Transportation RB Series 2005 ROC-II-R
      MB (FSA Insurance) (A-1+/AAA)
      3.03%(b)                                           05/09/05     5,600     5,600,000

                                                                              -----------
                                                                               38,445,000
                                                                              ===========
Wyoming - 0.3%

   Lincoln County PCRB (Amoco Project) Series 1983
      MB (Exxon Mobil Guaranty)
      2.20%                                              10/01/05     7,600     7,585,830
                                                                              -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              35

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      VALUE
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
   (Cost $2,771,041,249(a))                                      $2,771,041,249
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                            (87,205)
                                                                 --------------
NET ASSETS - 100.0%
   (Equivalent to $1.00 per share based on 2,070,446,765
   Institutional Shares, 76,603,370 Dollar Shares, 37,775,030
   Cash Management Shares, 445,346,863 Adminstration Shares,
   32,363,682 Bear Stearns Shares, 2,201 Bear Stearns Pemier
   Choice Shares, 102,745,732 Bear Stearns Private Client
   Shares and 5,817,228 Bear Stearns Premier Shares
   outstanding)                                                  $2,770,954,044
                                                                 ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($2,070,324,470/2,070,446,765)                                 $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   DOLLAR SHARE
   ($76,595,543/76,603,370)                                       $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   CASH MANAGEMENT SHARE
   ($37,773,817/37,775,030)                                       $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   ADMINSTRATION SHARE
   ($445,334,998/445,346,863)                                     $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BEAR STEARNS
   ($32,362,450/32,363,682)                                       $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BEAR STEARNS PREMIER CHOICE SHARE
   ($2,200/2,201)                                                 $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BEAR STEARNS PRIVATE CLIENT SHARE
   ($102,743,346/102,745,732)                                     $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
   ($5,817,220/5,817,228)                                         $1.00
                                                                  =====

----------
(a)  Aggregate cost for Federal income tax purposes is $2,771,079,376.
(b)  Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2005, the Fund held 7.1% of its net assets, with a current market value of $195,725,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                    MUNICASH

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS - 99.9%
Alabama - 1.1%
   Brundidge IDRB (Carter Brothers Project) Series
      2001 AMT DN (Southtrust Bank LOC)
      3.15%(b)                                           05/09/05   $   975   $   975,000
   Eutaw Industrial Development Board PCRB
      (Alabama Power Co. Project) Series 1998 DN
      (A-1, VMIG-1)
      3.02%(b)                                           05/02/05     3,900     3,900,000
   Jefferson County GO Warrants Series 2001B DN
      (Morgan Guaranty Trust LOC, Bayerische
      Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
      3.00%(b)                                           05/02/05    11,435    11,435,000
   Montgomery County Special Care Facilities
      Financing Authority RB (Baptist Medical Center
      Project) Series 1985A MB (AMBAC Insurance)
      (A-1, Aaa)
      5.00%(b)                                           05/02/05     1,220     1,220,000
   Tuscaloosa IDRB Series 2000A AMT DN (Southtrust
      Bank LOC)
      3.15%(b)                                           05/09/05     1,425     1,425,000

                                                                              -----------
                                                                               18,955,000
                                                                              ===========
Alaska - 0.7%
   Anchorage Wastewater RB (Wachovia Merlots Trust
      Receipts) Series 2004C-25 MB (MBIA Insurance,
      Wachovia Bank Liquidity Facility) (MIG-1)
      1.70%                                              09/01/05     3,250     3,250,000
   Valdez Marine Terminal RB (Exxon Pipeline Project)
      Series 1985 DN (Exxon Mobile Co. Guaranty)
      (A-1+, P-1)
      2.89%(b)                                           05/02/05     1,700     1,700,000
   Valdez Marine Terminal RB (Phillips Transportation,
      Inc. Project) Series 1994 MB (ConocoPhillips Co.
      Guaranty) (A-2, MIG-2)
      1.80%                                              06/01/05     2,400     2,400,000
   Valdez Marine Terminal RB (Phillips Transportation,
      Inc. Project) Series 2002 MB (ConocoPhillips Co.
      Guaranty) (A-2, VMIG-2)
      1.47%(b)                                           05/02/05     4,500     4,500,000

                                                                              -----------
                                                                               11,850,000
                                                                              ===========
Arizona - 1.7%
   Cochise County Solid Waste Disposal PCRB
      (Arizona Electric Co-op Project) Series 1994A
      AMT MB (National Rural Utilities LOC)
      (A-1, VMIG-1)
      2.30%                                              09/01/05    13,800    13,800,000
   Colorado Public Highway Authority RB (Merrill
      Lynch P-Float Trust Receipts) Series 2005 PZ-46
      DN (MBIA Insurance, Merrill Lynch & Co. SBPA)
      3.11%(b)                                           05/09/05     5,805     5,805,000
   Pima County IDA Single Family Mortgage RB (Draw
      Down Project) Series 2003 AMT DN (Trinity
      Funding Guaranty)
      2.86%(b)                                           05/30/05     7,671     7,671,000
   Tucson Arizona GO Series 1995 MB (AAA, Aaa, AAA)
      5.75%                                              07/01/05     2,000     2,030,408
   Yuma County Jail District RB Series 1996 MB
      (AMBAC Insurance)
      5.00%                                              07/01/05       595       598,038

                                                                              -----------
                                                                               29,904,446
                                                                              ===========
Arkansas - 0.2%
   Maricopa County IDA Solid Waste Disposal RB
      Series 2004-048 AMT DN (Merrill Lynch Liquidity
      Facility) (A-1+)
      3.10%(b)                                           05/09/05     1,770     1,770,000

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Arkansas (continued)
   University of Arkansas RB (UAMS Campus Project)
      Series 2004A MB (MBIA Insurance)
      4.00%                                              11/01/05   $ 1,645   $ 1,662,267

                                                                              -----------
                                                                                3,432,267
                                                                              ===========
California - 1.1%
   California Economic Recovery RB Series 2004C-7
      DN (BNP Paribas LOC) (A-1+, VMIG-1, F-1+)
      3.02%(b)                                           05/02/05     1,800     1,800,000
   California Statewide Communities Development
      Authority Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2001 PT-353 AMT DN
      (Merrill Lynch & Co. Guaranty) (A-1C+)
      3.10%(b)                                           05/09/05    11,035    11,035,000
   California Statewide Communities Development
      Authority Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2003 PT-2001 AMT DN
      (Merrill Lynch & Co. Guaranty)
      3.10%(b)                                           05/09/05     2,500     2,500,000
   Long Beach Harbor RB Series 2004-A MB (FGIC
      Insurance)
      2.50%                                              05/15/05       410       410,068
   Los Angeles IDRB (P&C Poultry Distributors
      Project) Series 1998 DN (Comercia Bank N.A.
      LOC)
      3.15%(b)                                           05/09/05     2,500     2,500,000
   San Francisco City & County Airports Commission
      RB (International Airport Project) Series 2003
      PT-899 AMT DN (FSA Insurance, Merrill Lynch &
      Co. SBPA)
      3.08%(b)                                           05/09/05     2,380     2,380,000

                                                                              -----------
                                                                               20,625,068
                                                                              ===========
Colorado - 2.0%
   Arapahoe County IDRB (PECO II Inc. Project) Series
      2001 AMT DN (Huntington Bank LOC)
      3.25%(b)                                           05/09/05     2,000     2,000,000
   Colorado Health Facilities Authority Economic
      Development RB (Johnson Publishing Co.
      Project) Series 1999A AMT DN (Bank One N.A.
      LOC)
      3.15%(b)                                           05/09/05     1,710     1,710,000
   Denver City & County Airport RB Series 2002A-61
      AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
      3.13%(b)                                           05/09/05    10,945    10,945,000
   Denver City & County Airport RB Series 2003E DN
      (FGIC Insurance, Bank of New York LOC) (A-1+)
      3.07%(b)                                           05/09/05     2,300     2,300,000
   Denver City & County Airport RB Series 2003
      PT-754 AMT MB (MBIA Insurance, Merrill Lynch
      & Co. SBPA) (F-1+)
      1.50%(b)                                           05/05/05     6,495     6,495,000
   Denver City & County Airport RB Series 2004
      PT-2112 AMT DN (XLCA Insurance, Westdeutsche
      Landesbank Girozentrale SBPA) (F-1+)
      3.08%(b)                                           05/09/05     2,520     2,520,000
   Denver City & County Airport RB Series 2004
      PT-920 AMT DN (FSA Insurance, Merrill Lynch &
      Co. SBPA) (F-1+)
      3.08%(b)                                           05/09/05     1,500     1,500,000
   Denver Urban Renewal Authority Tax Increment RB
      Series 2004 PT-999 DN (Merrill Lynch Guaranty)
      (A-1, AA-)
      3.08%(b)                                           05/09/05     8,700     8,700,000

                                                                              -----------
                                                                               36,170,000
                                                                              ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              37

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)      VALUE
                                                         --------   ------   -----------
MUNICIPAL BONDS (Continued)
Connecticut - 0.3%
   Danbury GO Series 2004 BAN (SP-1+, MIG-1)
      3.00%                                              08/05/05   $5,000   $ 5,019,556
                                                                             -----------
District of Columbia - 0.7%
   District of Columbia Enterprise Zone RB (NJA Hotel
      LLC Issue Project) Series 2004 AMT DN (Bank of
      Scotland LOC) (VMIG-1)
      3.09%(b)                                           05/09/05    5,000     5,000,000
   District of Columbia Housing Finance Agency RB
      Series 2004 PT-2391 DN (MBIA Insurance, Merrill
      Lynch SBPA) (F-1+)
      3.12%(b)                                           05/09/05    4,315     4,315,000
   Metropolitan Washington D.C. Airport Authority
      System RB Series 2003 PT-1991 AMT DN (AIG
      Insurance Guaranty, Merrill Lynch & Co. SBPA)
      (F-1+)
      3.08%(b)                                           05/09/05    3,220     3,220,000
   Metropolitan Washington D.C. Airport Authority
      System RB Series 2004-013 AMT DN (MBIA
      Insurance, Merrill Lynch SBPA) (F-1+)
      3.08%(b)                                           05/09/05    2,745     2,745,000

                                                                             -----------
                                                                              15,280,000
                                                                             ===========
Florida - 4.4%
   Bay County Housing Finance Authority RB Series
      2002A AMT DN (XL Capital Insurance Co.
      Guaranty)
      2.84%(b)                                           05/09/05    6,705     6,704,665
   Greater Orlando Aviation Authority RB (Special
      Purpose Cessna Aircraft Project) Series 2001
      AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
      4.10%(b)                                           05/09/05    6,000     6,000,000
   Hillsborough Aviation Authority RB Series 2003
      PT-745 AMT DN (MBIA Insurance, Svenska Bank
      SBPA) (F-1+)
      3.08%(b)                                           05/09/05    2,500     2,500,000
   Jacksonville Economic Development Commission
      IDRB (Glasfloss Industries, Inc. Project) Series
      2002 AMT DN (Huntington National Bank LOC)
      3.25%(b)                                           05/09/05    2,020     2,020,000
   Jacksonville Economic Development Commission
      IDRB (Tremron Jacksonville Project) Series 2000
      AMT DN (Branch Banking & Trust Co. LOC)
      3.12%(b)                                           05/09/05    2,410     2,410,000
   Jacksonville Economic Development Commission
      Special Facility Airport RB (Holland Sheltair
      Project) Series 2005B AMT DN (Huntington Bank
      LOC)
      3.10%(b)                                           05/09/05    2,100     2,100,000
   Jacksonville GO BAN (Landesbank LOC) (A-1+)
      2.37%                                              06/08/05    6,680     6,680,000
   Lee County Airport RB Series 2004 AMT DN (FSA
      Insurance, Merrill Lynch SBPA)
      3.08%(b)                                           05/09/05    1,575     1,575,000
   Lee County IDRB Series 1997 AMT DN (SunTrust
      Bank LOC)
      3.14%(b)                                           05/09/05    1,885     1,885,000
   Orange County Housing Finance Authority RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2004 PT-2106 AMT DN (Merrill Lynch Capital
      Services SBPA) (VMIG-1)
      3.08%(b)                                           05/09/05    4,280     4,280,000
   Pinellas County Housing Finance Authority RB
      Series 2004A DN (CDC Funding Insurance,
      Rabobank SBPA) (VMIG-1)
      3.08%(b)                                           05/09/05    2,200     2,200,000

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
Florida (continued)
   Pinellas County Housing Finance Authority Single
      Family Mortgage RB Series 2004-009 AMT DN
      (CDC Insurance, Rabobank SBPA) (VMIG-1)
      3.08%(b)                                            05/09/05   $ 6,250   $ 6,250,000
   Pinellas County Housing Finance Authority Single
      Family Mortgage RB Series 2004-933 AMT DN
      (Merrill Lynch Liquidity Facility, Rabobank SBPA)
      (VMIG-1)
      3.08%(b)                                            05/09/05     3,330     3,330,000
   Pinellas County IDRB Series 2004 AMT DN (Trinity
      Insurance, Wachovia Bank N.A. LOC, Rabobank
      SBPA) (VMIG-1)
      3.15%(b)                                            05/09/05     1,400     1,400,000
   Putnam County Development Authority PCRB
      (Seminole Electric Co-op Project) Series 1984D
      MB (National Rural Utilities LOC) (A-1)
      2.05%                                               06/15/05    12,000    12,000,000
   Putnam County Development Authority PCRB
      (Seminole Electric Co-op Project) Series 1984H-3
      MB (National Rural Utilities LOC) (A-1, MIG-1)
      2.30%                                               09/15/05    11,100    11,100,000
   Tampa Bay Water Utilities System RB Series
      2004C-21 MB (FGIC Insurance, Wachovia Bank
      SBPA) (Aaa)
      1.63%                                               08/24/05     5,955     5,955,000

                                                                               -----------
                                                                                78,389,665
                                                                               ===========
Georgia - 3.4%
   Atlanta Airport MB Series 1996 (AMBAC Insurance)
      6.50%                                               01/01/06     1,000     1,024,563
   Atlanta Airport RB Series 2004C-14 AMT DN (FSA
      Insurance, Wachovia Bank) (VMIG-1)
      3.13%(b)                                            05/09/05     2,795     2,795,000
   Cartersville Development Authority RB (Aquafil
      USA, Inc. Project) Series 2005 AMT DN (Branch
      Banking & Trust Bank LOC)
      3.12%(b)                                            05/09/05     2,000     2,000,000
   Cobb County Multi-Family Housing Authority RB
      Series 2003 PT-1963 AMT DN (Merrill Lynch &
      Co. Guaranty) (F-1+)
      3.12%(b)                                            05/09/05    13,120    13,120,000
   Cobb County Multi-Family Housing Authority RB
      Series 2004 PT-2221 AMT DN (Merrill Lynch &
      Co. Guaranty) (F-1+, AA-)
      3.12%(b)                                            05/09/05    21,350    21,350,000
   Dooly County IDRB (Hamburg Enterprises Project)
      Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
      3.08%(b)                                            05/09/05     1,000     1,000,000
   Gainesville Housing Authority RB Series 2003
      PT-1985 DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.12%(b)                                            05/09/05     3,470     3,470,000
   Gordon County IDRB (Aladdin Manufacturing Corp.
      Project) Series 1997A AMT DN (Wachovia Bank
      N.A. LOC)
      3.06%(b)                                            05/09/05     1,000     1,000,000
   Gordon County IDRB (Aladdin Manufacturing Corp.
      Project) Series 1997B DN (Wachovia Bank N.A.
      LOC)
      3.06%(b)                                            05/09/05     1,000     1,000,000
   Griffin-Spalding County IDRB (Woodland Industries
      Project) Series 2000 AMT DN (Wachovia Bank
      N.A. LOC) (A-1+)
      3.10%(b)                                            05/09/05     1,950     1,950,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)      VALUE
                                                         --------   ------   -----------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Gwinnett County IDRB (Suzanna Project) Series
      2001A AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      3.10%(b)                                           05/09/05   $3,250   $ 3,250,000
   Laurens County IDRB (Aladdin Manufacturing Corp.
      Project) Series 1997 AMT DN (Wachovia Bank
      N.A. LOC)
      3.06%(b)                                           05/09/05    1,000     1,000,000
   Wayne County IDRB (Absorption Corp. Project)
      Series 2004 DN (Branch Banking & Trust Co.
      LOC) (VMIG-1)
      3.12%(b)                                           05/09/05    4,900     4,900,000
   Whitefield County Educational Development
      Authority RB (Aladdin Solid Waste Disposal
      Project) Series 1999 AMT DN (Wachovia Bank
      N.A. LOC)
      3.06%(b)                                           05/09/05    3,100     3,100,000
                                                                             -----------
                                                                              60,959,563
                                                                             ===========
Hawaii - 0.4%
   Hawaii Airport Systems RB Series 2003 PT-830 DN
      (Merrill Lynch & Co. Guaranty) (A-1)
      3.08%(b)                                           05/09/05    2,230     2,230,000
   Hawaii Airport Systems RB Series 2004 PT-2310
      AMT DN (FGIC Insurance, Merrill Lynch SBPA)
      (F-1+)
      3.08%(b)                                           05/09/05    1,345     1,345,000
   Hawaii Department of Budget & Finance RB Series
      2003 PA-1224 AMT DN (AMBAC Insurance,
      Merrill Lynch & Co. SBPA) (A-1, F-1+)
      3.07%(b)                                           05/09/05    2,340     2,340,000
   Hawaii Department of Budget & Finance RB Series
      2003 PA-1244 AMT DN (AMBAC Insurance,
      Merrill Lynch & Co. SBPA) (A-1, F-1+)
      3.07%(b)                                           05/09/05    2,500     2,500,000
   Hawaii Housing Finance & Development Corp.
      Single Family Mortgage RB Series 2001A-15 AMT
      DN (Wachovia Bank N.A. LOC) (VMIG-1)
      3.13%(b)                                           05/09/05    1,440     1,440,000
                                                                             -----------
                                                                               9,855,000
                                                                             ===========
Illinois - 3.1%
   Chicago IDRB (Promise Candy Project) Series 2001
      AMT DN (Lasalle National Bank LOC)
      3.13%(b)                                           05/09/05    3,530     3,530,000
   Chicago O'Hare International Airport RB (Merrill
      Lynch P-Float Trust Receipts) Series 2003
      PT-1993 AMT DN (MBIA Insurance, Merrill Lynch
      Capital Services SBPA) (F-1+)
      3.08%(b)                                           05/09/05    1,070     1,070,000
   Chicago O'Hare International Airport RB (Merrill
      Lynch P-Float Trust Receipts) Series 2004 PT-049
      AMT DN (MBIA Insurance, Landesbank Hessen
      SBPA) (F-1+)
      3.08%(b)                                           05/09/05    2,000     2,000,000
   Chicago O'Hare International Airport RB (Wachovia
      Merlots Trust Receipts) Series 2001A-85 AMT DN
      (Wachovia Bank N.A. LOC) (VMIG-1)
      3.13%(b)                                           05/09/05    5,610     5,610,000
   Chicago O'Hare International Airport Special
      Facility RB (American Airlines Project) Series
      2004 PT-980 AMT DN (Merrill Lynch SBPA) (F-1+)
      3.08%(b)                                           05/09/05    1,330     1,330,000

                                                                      PAR
                                                         MATURITY    (000)      VALUE
                                                         --------   ------   -----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Chicago O'Hare International Airport Special
      Facility RB (American Airlines Project) Series
      2005 DN (FSA Insurance, Merrill Lynch SBPA)
      (Aa2, F-1+)
      3.08%(b)                                           05/09/05   $6,145   $ 6,145,000
   Chicago Wastewater Transmission RB Series 2004
      PZ-40 DN (MBIA Insurance, Merrill Lynch SBPA)
      3.11%(b)                                           05/09/05    2,115     2,115,000
   Elmhurst IDRB (Randall Manufacturing Project)
      Series 2002 AMT DN (Lasalle National Bank LOC)
      (A-1+)
      3.19%(b)                                           05/09/05    1,665     1,665,000
   Flora RB (Heritage Woods Project) Series 2001 AMT
      DN (Federal Home Loan Bank Guaranty) (A-1+)
      3.15%(b)                                           05/09/05    2,950     2,950,000
   Harvard Multi Family Housing RB (Northfield Court
      Project) Series 1999 AMT DN (Lasalle National
      Bank LOC) (A-1+)
      3.21%(b)                                           05/09/05    7,350     7,350,000
   Illinois Development Finance Authority IDRB (Big
      Bolt Corp. Project) Series 1996 AMT DN
      (ABN-AMRO Bank N.V. LOC)
      3.16%(b)                                           05/09/05    2,600     2,600,000
   Illinois Development Finance Authority IDRB (Cano
      Packaging Corp. Project) Series 2001 AMT DN
      (Lasalle National Bank LOC)
      3.13%(b)                                           05/09/05    2,270     2,270,000
   Illinois Development Finance Authority IDRB
      (Harbortown Industries Project) Series 2000A
      AMT DN (Lasalle National Bank LOC)
      3.16%(b)                                           05/09/05    2,000     2,000,000
   Illinois Industrial Development Finance Authority
      RB (Mason Corp. Project) Series 2000A AMT DN
      (Lasalle National Bank LOC)
      3.16%(b)                                           05/09/05    4,755     4,755,000
   Metropolitan Pier & Exposition Authority RB
      (Dedicated State Tax Receipts) Series 2005PZ-44
      DN (MBIA Insurance, Merrill Lynch Capital
      Services SBPA) (F-1+)
      3.11%(b)                                           05/09/05    2,800     2,800,000
   Naperville Economic Development Authority RB
      (Independence Village Associates Project) Series
      1994 DN (National City Bank N.A. LOC)
      3.07%(b)                                           05/09/05    1,580     1,580,000
   Springfield Community Improvement RB Series
      2000 AMT DN (National City Bank N.A. LOC)
      3.23%(b)                                           05/09/05      485       485,000
   Upper River Valley IDRB (Advanced Drainage
      System Project) Series 2002 AMT DN (National
      City Bank N.A. LOC)
      3.13%(b)                                           05/09/05    1,800     1,800,000
   Will County School District No. 122 GO (New Lenox
      Project) Series 2005 PZ-48 DN (FSA Insurance,
      Merrill Lynch & Co. SBPA)
      3.11%(b)                                           05/09/05    3,345     3,345,000
                                                                             -----------
                                                                              55,400,000
                                                                             ===========
Indiana - 3.7%
   Anderson Economic Development RB (Printer Zink,
      Inc. Project) Series 2004A DN (U.S. Bancorp LOC)
      (A-1+)
      3.16%(b)                                           05/09/05    2,680     2,680,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              39

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                        MATURITY    (000)      VALUE
                                                        --------   ------   ----------
MUNICIPAL BONDS (Continued)
Indiana (continued)
   Bremen IDRB (Universal Bearings, Inc. Project)
      Series 1996A AMT DN (KeyBank N.A. LOC)
      (A-1, P-1)
      3.14%(b)                                          05/09/05   $  990   $  990,000
   Elkhart County Industrial Economic Development
      RB (Four Seasons Manufacturing Inc. Project)
      Series 2000 AMT DN (National City Bank N.A.
      LOC)
      3.18%(b)                                          05/09/05    1,080    1,080,000
   Elkhart Economic Development RB (Jameson Inns,
      Inc. Project) AMT DN (Firstar Bank N.A. LOC)
      3.20%(b)                                          05/09/05    2,800    2,800,000
   Elkhart Industrial Multi Family RB (Pedcor
      Investments Living LP Project) Series 2002A AMT
      DN (Federal Home Loan Bank Guaranty) (VMIG-1)
      3.05%(b)                                          05/09/05    8,000    8,000,000
   Elkhart Industrial Multi Family RB (Pedcor
      Investments Living LP Project) Series 2002B AMT
      DN (Federal Home Loan Bank Guaranty) (VMIG-1)
      3.05%(b)                                          05/09/05      900      900,000
   Fort Wayne Economic Development Authority RB
      (Advanced Machine & Tool Project) Series 2001
      AMT DN (National City Bank N.A. LOC)
      3.18%(b)                                          05/09/05    1,870    1,870,000
   Hammond Industrial Sewer & Solid Waste Disposal
      RB (Cargill Inc. Project) Series 2005 AMT DN
      3.07%(b)                                          05/09/05    6,500    6,500,000
   Huntingburg Multi Family RB (Lincoln Village
      Apartments Project) Series 2000 AMT DN
      (Federal Home Loan Bank Guaranty)
      3.17%(b)                                          05/09/05    2,350    2,350,000
   Indiana Development Finance Authority Economic
      Development RB (Saroyan Hardwoods, Inc.
      Project) Series 1994 AMT DN (Fifth Third Bank
      N.A. LOC)
      3.15%(b)                                          05/09/05      800      800,000
   Indiana Development Finance Authority Economic
      Development RB (Timerland Resources Project)
      Series 2001 DN (Southtrust Bank LOC)
      3.15%(b)                                          05/09/05      750      750,000
   Indiana Development Finance Authority IDRB
      (Enterprise Center II Project) Series 1992 AMT
      DN (Bank One N.A. LOC) (A-1)
      3.08%(b)                                          05/09/05    3,000    3,000,000
   Indiana Development Finance Authority IDRB
      Series 2000 AMT DN (Bank One N.A. LOC)
      3.15%(b)                                          05/09/05    4,900    4,900,000
   Indiana Economic Development Finance Authority
      RB (Morris Manufacturing & Sales Corp. Project)
      Series 2002 AMT DN (National City Bank N.A.
      LOC)
      3.13%(b)                                          05/09/05    2,100    2,100,000
   Indianapolis Economic Development Authority RB
      (Herff Jones, Inc. Project) Series 1994 AMT DN
      (Lasalle National Bank LOC)
      3.12%(b)                                          05/09/05    4,100    4,100,000
   Indianapolis IDRB (Public Import Board Project)
      Series 2003 PT-731 AMT DN (FSA Insurance,
      Danske Bank LOC) (A-1)
      3.08%(b)                                          05/09/05    2,550    2,550,000
   Indianapolis Public Improvement Board RB Series
      2004-039 AMT DN (MBIA Insurance, Svenska
      Handesbank SBPA) (A-1+)
      3.08%(b)                                          05/09/05    4,580    4,580,000

                                                                      PAR
                                                         MATURITY    (000)      VALUE
                                                         --------   ------   -----------
MUNICIPAL BONDS (Continued)
Indiana (continued)
   Jeffersonville Economic Development Authority RB
      (Scansteel Project) Series 1998 AMT DN (National
      City Bank N.A. LOC)
      3.18%(b)                                           05/09/05   $1,080   $ 1,080,000
   Orleans Economic Development RB (Almana LLC
      Project) Series 1995 AMT DN (National City Bank
      N.A. LOC)
      3.15%(b)                                           05/09/05    2,500     2,500,000
   Scottsburg Economic Development Authority RB
      (American Plastic Corp. Project) Series 2000 AMT
      DN (National City Bank N.A. LOC)
      3.18%(b)                                           05/09/05    1,025     1,025,000
   South Bend Economic Development Authority RB
      (SGW Realty LLC Project) Series 1998 AMT DN
      (National City Bank N.A. LOC)
      3.23%(b)                                           05/09/05      900       900,000
   St. Joseph County Industrial Economic
      Development RB (Midcorr Land Development LLC
      Project) Series 2002 DN (National City Bank N.A.
      LOC)
      3.13%(b)                                           05/09/05    3,390     3,390,000
   Terre Haute Industrial Economic Development RB
      (Jameson Inns, Inc. Project) Series 1999 AMT DN
      (Firstar Bank N.A. LOC) (A-1C+)
      3.20%(b)                                           05/09/05    3,175     3,175,000
   Vigo County Independent School Corp. Temporary
      Loan Notes RB Series 2005 MB
      3.25%                                              12/29/05    4,500     4,514,907
                                                                             -----------
                                                                              66,534,907
                                                                             ===========
Iowa - 0.4%
   Cedar Rapids Community School District GO Series
      2004 MB
      3.00%                                              06/30/05    3,500     3,506,182
   Dallas County IDRB (Sioux City Brick Project) Series
      2000A AMT DN (First Bank Systems LOC)
      3.15%(b)                                           05/09/05    1,000     1,000,000
   Des Moines Commercial Development RB (Grand
      Office Park Project) Series 1985 DN (Principal
      Life Insurance Company Guaranty) (A-1+)
      3.15%(b)                                           05/09/05    2,000     2,000,000
   West Burlington IDRB (Borghi Oilhydraulic Project)
      Series 2001A AMT DN (Bank One N.A. LOC)
      3.15%(b)                                           05/09/05      600       600,000
                                                                             -----------
                                                                               7,106,182
                                                                             ===========
Kansas - 0.1%
   Kansas Development Finance Authority RB
      (Delaware Highlands Project) Series 2005C DN
      (Federal Home Loan Bank Guaranty)
      3.09%(b)                                           05/09/05    2,250     2,250,000
                                                                             -----------
Kentucky - 2.9%
   Boyd County Sewer & Solid Waste RB (Air Products
      & Chemicals Project) Series 2003 AMT DN (A-1)
      3.08%(b)                                           05/09/05    1,275     1,275,000
   City of Wilder Industrial Building RB (Saratoga
      Investments LP Project) Series 1998 AMT DN
      (Fifth Third Bank N.A. LOC)
      3.18%(b)                                           05/09/05    1,120     1,120,000
   Clark County PCRB (Eastern Kentucky Power
      Project) Series 1984J-2 MB (National Rural
      Co-op Utilities Guaranty) (A-1, MIG-1)
      2.60%                                              10/15/05    8,500     8,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
   Dayton IDRB (Ramkat Enterprise Project) Series
      2001 AMT DN (First Bank Systems LOC)
      3.23%(b)                                           05/09/05   $ 1,990   $ 1,990,000
   Elsmere IDRB (International Mold Steel, Inc.
      Project) Series 1996 AMT DN (Star Bank N.A.
      LOC)
      3.18%(b)                                           05/09/05     1,295     1,295,000
   Henderson Industrial Building RB (Shamrock
      Technologies Project) Series 1997 AMT DN
      (Wachovia Bank N.A. LOC)
      3.15%(b)                                           05/09/05       966       966,000
   Jefferson County Industrial Building RB (Atlas
      Machine & Supply Co. Project) Series 1999 AMT
      DN (Bank One N.A. LOC)
      3.15%(b)                                           05/09/05     1,890     1,890,000
   Kenton County Educational RB (Redwood
      Rehabilitation Center Project) Series 2004 DN
      (Fifth Third Bank LOC)
      3.13%(b)                                           05/09/05       900       900,000
   Kentucky Housing Corp. Single Family Mortgage RB
      Series 2003 PT-740 AMT DN (FGIC Insurance,
      Merrill Lynch & Co. Guaranty) (VMIG-1)
      3.08%(b)                                           05/09/05    11,615    11,615,000
   McCreary County Industrial Building RB (Le
      Sportsac, Inc. Project) Series 1998 AMT DN (Fifth
      Third Bank N.A. LOC)
      3.13%(b)                                           05/09/05     1,100     1,100,000
   McCreary County Industrial Building RB (Le
      Sportsac, Inc. Project) Series 1998B AMT DN
      (Fifth Third Bank N.A. LOC)
      3.13%(b)                                           05/09/05     1,410     1,410,000
   McCreary County Industrial Building RB (Le
      Sportsac, Inc. Project) Series 1999B-3 AMT DN
      (Fifth Third Bank N.A. LOC)
      3.13%(b)                                           05/09/05     3,220     3,220,000
   Pulaski County Solid Waste Disposal RB (National
      Rural Utilities for East Kentucky Power Project)
      Series 1993B AMT MB (National Rural Utilities
      Guaranty) (MIG-1)
      2.30%                                              08/15/05     2,550     2,550,000
   Trimble County PCRB (Louisville Gas & Electric
      Guaranty) Series 2005 MB (A-2, P-1)
      2.07%                                              05/03/05    15,000    15,000,000
                                                                              -----------
                                                                               52,831,000
                                                                              ===========
Louisiana - 3.8%
   Donaldsonville IDRB (John Folse & Co., Inc. Project)
      Series 2003 DN (Amsouth Bank LOC)
      3.09%(b)                                           05/09/05     2,150     2,150,000
   Lafayette Educational Development Authority RB
      (Holt County Project) Series 1990 DN (Rabo Bank
      Nederland LOC)
      3.29%(b)                                           05/09/05     3,035     3,035,000
   Louisiana Local Government Environmental
      Facilities Community Development Authority RB
      (Bioset Shreveport LLC) Series 2002-A DN
      (Hibernia Bank LOC)
      3.14%(b)                                           05/09/05     5,945     5,945,000
   Louisiana Local Government Environmental
      Facilities Community Development Authority RB
      (Capital & Equipment Programs Project) Series
      2003A DN (AMBAC Insurance, Banque Nationale
      de Paribas Liquidity Facility) (A+, Aaa)
      3.09%(b)                                           05/09/05    23,225    23,225,000

                                                                       PAR
                                                           MATURITY   (000)       VALUE
                                                           --------  -------   -----------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
   Louisiana Local Government Environmental
      Facilities Community Development Authority RB
      (Northwestern State University Student Housing
      Project) Series 2004A DN (Regions Bank LOC)
      (A-1)
      3.07%(b)                                             05/09/05  $ 3,000   $ 3,000,000
   Louisiana Local Government Environmental
      Facilities Community Development Authority RB
      (Ouachita Christian School, Inc. Project) Series
      2002 DN (Bank One N.A. LOC)
      3.24%(b)                                             05/09/05    1,515     1,515,000
   Louisiana Public Facilities Authority RB (Air
      Products & Chemicals Project) Series 2002 AMT
      DN (Hibernia Bank LOC) (A-1, P-1)
      3.08%(b)                                             05/09/05    5,000     5,000,000
   Louisiana Public Facilities Authority RB (Air
      Products & Chemicals Project) Series 2004 AMT
      DN (A-1, P-1)
      3.08%(b)                                             05/09/05    6,250     6,250,000
   Louisiana Public Facilities Authority RB (Equipment
      & Capital Facilities Loan Program) Series 2002A
      DN (Hibernia Bank LOC) (VMIG-1)
      3.14%(b)                                             05/09/05   14,635    14,635,000
   North Webster Parish IDRB (CSP Project) Series
      2001 AMT DN (Regions Bank N.A. LOC)
      3.09%(b)                                             05/09/05    2,725     2,725,000
                                                                               -----------
                                                                                67,480,000
                                                                               ===========
Maine - 0.9%
   Maine Finance Authority Civic Facility RB (Erskine
      Academy Project) Series 2004 DN (Key Bank LOC)
      3.07%(b)                                             05/09/05    2,000     2,000,000
   Maine Housing Authority RB (General Housing
      Project) Series 2004-006 AMT DN (Trinity
      Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
      3.08%(b)                                             05/09/05    6,250     6,250,000
   Maine Housing Authority RB (General Housing
      Project) Series 2004-2352 AMT DN (Trinity
      Insurance GIC, Merrill Lynch & Co. Liquidity
      Facility) (VMIG-1)
      3.08%(b)                                             05/09/05    7,425     7,425,000
                                                                               -----------
                                                                                15,675,000
                                                                               ===========
Maryland - 4.2%
   Baltimore County RB (Golf Systems Project) Series
      2001 DN (M&T Bank Corp. LOC) (A-2)
      3.07%(b)                                             05/09/05    4,800     4,800,000
   Howard County RB (Glenelg Country School Project)
      Series 2001 DN (M&T Bank Corp. LOC) (A-1)
      2.99%(b)                                             05/09/05    3,515     3,515,000
   Maryland Community Development Administration
      Department of Housing & Community
      Development RB (Harbor City Project) Series
      1990C DN (Mercantile Bank LOC)
      3.06%(b)                                             05/09/05    3,230     3,230,000
   Maryland Economic Development Corp. RB
      (Assisted Catholic Charities Project) Series 2004
      DN (Mercantile Bank LOC) (VMIG-1)
      2.99%(b)                                             05/09/05    3,935     3,935,000
   Maryland Economic Development Corp. RB
      (Associated Catholic, Inc. Project) Series 2002 DN
      (M&T Bank Corp. LOC) (VMIG-1)
      3.02%(b)                                             05/09/05    4,990     4,990,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              41

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)      VALUE
                                                         --------   ------   ----------
MUNICIPAL BONDS (Continued)
Maryland (continued)
   Maryland Economic Development Corp. RB (Joe
      Corbis Pizza Project) Series 2000 AMT DN (M&T
      Bank Corp. LOC) (A-1)
      3.14%(b)                                           05/02/05   $1,250   $1,250,000
   Maryland Economic Development Corp. RB (John
      Schmitz Project) Series 2000E AMT DN (M&T
      Bank Corp. LOC) (A-1+)
      3.04%(b)                                           05/09/05    2,135    2,135,000
   Maryland Economic Development Corp. RB
      (Lithographing Co. Project) Series 2001 AMT DN
      (M&T Bank Corp. LOC) (A-1)
      3.14%(b)                                           05/09/05    3,170    3,170,000
   Maryland Economic Development Corp. RB
      (Mirage-Tucker LLC Facility Project) Series 2002
      DN (M&T Bank Corp. LOC) (VMIG-1)
      3.14%(b)                                           05/09/05    1,350    1,350,000
   Maryland Economic Development Corp. RB
      (Pharmaceutics International Project) Series
      2001A AMT DN (M&T Bank Corp. LOC) (A-1)
      3.14%(b)                                           05/09/05    6,200    6,200,000
   Maryland Economic Development Corp. RB
      (Redrock LLC Facilities Project) Series 2002 DN
      (M&T Bank Corp. LOC) (VMIG-1)
      3.14%(b)                                           05/09/05    2,400    2,400,000
   Maryland Health & Higher Education Facilities
      Authority RB (Doctors Community Hospital
      Project) Series 1997 DN (M&T Bank Corp. LOC)
      (A-1)
      3.02%(b)                                           05/09/05    5,820    5,820,000
   Maryland Health & Higher Education Facilities
      Authority RB (Roland Park Country School
      Project) Series 2001 DN (M&T Bank Corp. LOC)
      (A-1)
      3.07%(b)                                           05/09/05    5,440    5,440,000
   Maryland Industrial Development Financing
      Authority RB (Brass Mill Road Project) Series
      1995 DN (M&T Bank Corp. LOC) (A-1)
      3.10%(b)                                           05/09/05      775      775,000
   Maryland Industrial Development Financing
      Authority RB (Patapsco Association Project)
      Series 1995 DN (M&T Bank Corp. LOC) (A-1)
      3.10%(b)                                           05/09/05    1,000    1,000,000
   Montgomery County Economic Development RB
      (Brooke Grove Foundation, Inc. Project) Series
      1998 DN (M&T Bank Corp. LOC) (A-1)
      3.02%(b)                                           05/09/05    4,430    4,430,000
   Montgomery County GO (Public Improvement
      Project) Series 1992A MB (AAA, Aaa)
      5.70%                                              07/01/05      500      503,065
   Montgomery County Housing Opportunity
      Community Single Family Mortgage RB Series
      2005 DN (Trinity Insurance, Merrill Lynch SBPA)
      (A-1, A-)
      3.08%(b)                                           05/09/05    3,430    3,430,000
   Montgomery County RB (Ivymount School, Inc.
      Facilities Project) Series 2000 DN (M&T Bank
      Corp. LOC) (A-1)
      3.07%(b)                                           05/09/05    2,800    2,800,000
   Northeast Solid Waste Disposal Authority RB Series
      2003 PT-766 AMT DN (AMBAC Insurance,
      Landesbank Hessen-Thuringen Girozentrale
      SBPA) (A-1+)
      3.07%(b)                                           05/09/05    7,730    7,730,000
   Prince Georges County RB (Parsons Paper
      Facilities Project) Series 1987 DN (M&T Bank
      Corp. LOC)
      2.50%(b)                                           05/02/05    3,300    3,300,000

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
Maryland (continued)
   Washington County RB (Conservit, Inc. Facility
      Project) Series 2004 DN (M&T Bank Corp. LOC)
      3.14%(b)                                            05/09/05   $ 2,400   $ 2,400,000
   Wicomico County Economic Development RB
      (Plymouth Tube Co. Project) Series 1996 AMT DN
      (Bank One N.A. LOC) (VMIG-1)
      3.15%(b)                                            05/09/05     1,400     1,400,000
                                                                               -----------
                                                                                76,003,065
                                                                               ===========
Massachusetts - 2.8%
   Auburn GO Series 2004 BAN (MIG-1)
      2.50%                                               06/17/05     7,000     7,007,800
   New England Education Loan Marketing Corp. RB
      (Student Loan Project) Series 1993A AMT MB
      5.70%                                               07/01/05     2,025     2,037,223
   Newton GO Series 2005 BAN (MIG-1)
      2.80%                                               08/15/05     2,800     2,804,860
   Washusett Regional School District GO Series 2005
      BAN
      3.50%                                               07/15/05     6,000     6,010,860
   Watertown GO Series 2004 BAN (MIG-1, SP-1+)
      3.00%                                               11/09/05     6,230     6,258,445
   Westford GO Series 2005 BAN (SP-1+, MIG1)
      2.75%                                               07/29/05     5,400     5,407,524
   Whitman Hanson Regional School District GO
      Series 2004 BAN
      2.00%                                               07/01/05    17,000    17,008,353
   Worcester GO Series 2004A MB (AAA, Aaa)
      5.00%                                               08/15/05     3,540     3,575,480
                                                                               -----------
                                                                                50,110,545
                                                                               ===========
Michigan - 5.2%
   Chelsea School District GO Series 1995 MB
      5.95%(b)                                            05/02/05     1,600     1,600,000
   Detroit Economic Development Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-90 AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      3.13%(b)                                            05/09/05     2,500     2,500,000
   Detroit Economic Development Corp. RB (E.H.
      Association Ltd. Project) Series 2002 DN (Charter
      One Bank LOC)
      3.07%(b)                                            05/09/05     1,290     1,290,000
   Detroit Sewer & Disposal Authority RB Series
      2001E MB (FGIC Insurance) (A-1+, MIG-1)
      1.55%                                               08/04/05     4,100     4,100,000
   Michigan GO Series 2004A MB (SP-1+, MIG-1)
      3.50%                                               09/30/05    15,000    15,084,411
   Michigan Municipal Bond Authority RB (Detroit
      School District Project) Series 2005-A MB (J.P.
      Morgan Chase LOC)
      3.75%                                               03/21/06     2,500     2,525,947
   Michigan Municipal Bond Authority RB Series
      2004B-2 BAN (J.P. Morgan Chase & Co. LOC)
      (SP-1+)
      3.00%                                               08/23/05    20,000    20,087,916
   Michigan State Underground Storage Tank Final
      Assurance Authority RB Series 2001I MB (AMBAC
      Insurance)
      6.00%(b)                                            05/02/05     2,000     2,000,000
   Michigan Strategic Fund Limited Obligation RB
      (America Group LLC Project) Series 2000 AMT DN
      (Bank One N.A. LOC)
      3.15%(b)                                            05/09/05     3,200     3,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Michigan Strategic Fund Limited Obligation RB
      (Bayloff Properties Project) Series 1998 AMT DN
      (National City Bank N.A. LOC)
      3.23%(b)                                           05/09/05   $ 1,000   $ 1,000,000
   Michigan Strategic Fund Limited Obligation RB
      (Conway Products Project) Series 2001 AMT DN
      (Comerica Bank N.A. LOC)
      3.15%(b)                                           05/09/05     2,120     2,120,000
   Michigan Strategic Fund Limited Obligation RB
      (G&B Tech LLC Project) Series 2005 AMT DN
      (Huntington Bank LOC)
      3.25%(b)                                           05/09/05     1,700     1,700,000
   Michigan Strategic Fund Limited Obligation RB
      (Hannah Technical Project) Series 2002 AMT DN
      (Comerica Bank N.A. LOC)
      3.15%(b)                                           05/09/05     4,000     4,000,000
   Michigan Strategic Fund Limited Obligation RB
      (K&K Management Co. Project) Series 2000 AMT
      DN (Huntington Bank LOC)
      3.29%(b)                                           05/09/05     1,000     1,000,000
   Michigan Strategic Fund Limited Obligation RB (Kay
      Screen Printing, Inc. Project) Series 2000 AMT
      DN (Bank One N.A. LOC)
      3.15%(b)                                           05/09/05     1,300     1,300,000
   Michigan Strategic Fund Limited Obligation RB
      (Midwest Glass Fabricators, Inc. Project) Series
      2001 DN (Bank of America N.A. LOC)
      3.25%(b)                                           05/09/05     2,455     2,455,000
   Michigan Strategic Fund Limited Obligation RB
      (PFG Enterprises, Inc. Project) Series 2001 AMT
      DN (Huntington National Bank LOC)
      3.29%(b)                                           05/09/05       570       570,000
   Michigan Strategic Fund Limited Obligation RB
      (Saginaw Production Corp. Project) Series 2001
      AMT DN (Comerica Bank N.A. LOC)
      3.15%(b)                                           05/09/05     2,745     2,745,000
   Michigan Strategic Fund Limited Obligation RB
      (Total Business Systems Project) Series 1998
      AMT DN (Comerica Bank N.A. LOC)
      3.15%(b)                                           05/09/05     2,860     2,860,000
   Oakland County Economic Development Corp.
      (Exhibit Enterprises, Inc. Project) Series 2004
      AMT DN (Commerce Bank LOC)
      3.15%(b)                                           05/09/05     6,375     6,375,000
   Oakland County Educational Limited Obligation RB
      Series 2000 AMT DN (Bank One N.A. LOC)
      3.15%(b)                                           05/09/05     4,800     4,800,000
   Zeeland Hospital Finance Authority RB (Zeeland
      Community Hospital Project) Series 2004 DN
      (Huntington National Bank LOC) (A-1)
      3.15%(b)                                           05/09/05    10,350    10,350,000
                                                                              -----------
                                                                               93,663,274
                                                                              ===========
Minnesota - 1.6%
   Becker IDRB (Plymouth Foam Project) Series 2004
      AMT DN (Amsouth Bancorp. LOC)
      3.21%(b)                                           05/09/05     2,500     2,500,000
   Dakota County RB (Merrill Lynch P-Float Trust
      Receipts) Series 2005-061 AMT DN (VMIG-1)
      3.08%(b)                                           05/09/05    15,300    15,300,000

                                                                      PAR
                                                         MATURITY    (000)      VALUE
                                                         --------   ------   -----------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
   Midwest Consortium of Municipal Utilities RB
      Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
      3.00%(b)                                           05/09/05   $  200   $   200,000
   Minneapolis & St. Paul Metropolitan Airports
      Commission RB Series 2003 PT-727 AMT DN
      (FGIC Insurance, Banque Nationale de Paribas
      SBPA) (A-1+)
      3.08%(b)                                           05/09/05    1,800     1,800,000
   Minnesota Housing Finance Agency RB (Residential
      Housing Project) Series 2005 AMT MB (MIG-1)
      2.95%                                              05/18/06    4,000     4,000,000
   Plymouth IDRB (Scoville Press, Inc. Project) Series
      1994 DN (Wells Fargo Bank LOC)
      3.10%(b)                                           05/09/05    1,470     1,470,000
   Winona Independent School District No. 861 GO
      Series 2004A MB
      3.00%                                              08/06/05    3,590     3,602,152
                                                                             -----------
                                                                              28,872,152
                                                                             ===========
Mississippi - 0.6%
   Mississippi Business Finance Corp. RB (Mississippi
      Baking Co. LLC Project) Series 1995 DN (M&T
      Bank Corp. LOC)
      3.14%(b)                                           05/09/05    4,080     4,080,000
   Mississippi Business Finance Corp. RB (Shuqualak
      Lumber Co. Project) Series 2001 AMT DN (Bank
      One N.A. LOC, J.P. Morgan Chase Bank LOC)
      3.15%(b)                                           05/09/05    2,500     2,500,000
   Mississippi Business Finance Corp. RB (Utilities
      Optimization Project) Series 2002A AMT DN
      (Hibernia Bank LOC)
      3.15%(b)                                           05/09/05    1,000     1,000,000
   Warren County Environmental Import RB (Merrill
      Lynch P-Float Trust Receipts) Series 2005 AMT
      DN (Merrill Lynch & Co. Guaranty)
      3.10%(b)                                           05/09/05    2,495     2,495,000
                                                                             -----------
                                                                              10,075,000
                                                                             ===========
Missouri - 0.6%
   Bridgeton IDRB (Gold Dust LLC Project) AMT DN
      (Commerce Bank N.A. LOC)
      3.21%(b)                                           05/09/05    1,125     1,125,000
   St. Charles County IDRB (Austin Machine Co.
      Project) Series 2003A DN (Bank of America N.A.
      LOC)
      3.16%(b)                                           05/09/05    1,920     1,920,000
   St. Charles County IDRB (Patriot Machine, Inc.
      Project) Series 2002 AMT DN (U.S. Bank N.A.
      LOC)
      3.18%(b)                                           05/09/05    3,430     3,430,000
   St. Louis IDRB Series 2005A DN (M & I Bank LOC)
      3.16%(b)                                           05/09/05    3,480     3,480,000
                                                                             -----------
                                                                               9,955,000
                                                                             ===========
Montana - 0.2%
   Montana Housing Board RB (Wachovia Merlots
      Trust Receipts) Series 2001A-41 AMT DN
      (Wachovia Bank N.A. LOC) (VMIG-1)
      3.13%(b)                                           05/09/05      910       910,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              43

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                        MATURITY    (000)        VALUE
                                                        --------   -------   ------------
MUNICIPAL BONDS (Continued)
Montana (continued)
   Montana Housing Board RB (Wachovia Merlots
      Trust Receipts) Series 2002A-19 AMT DN
      (Wachovia Bank N.A. LOC) (VMIG-1)
      3.13%(b)                                          05/09/05   $ 2,420   $  2,420,000
                                                                             ------------
                                                                                3,330,000
                                                                             ============
Multi-State - 10.6%
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004-2029 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.12%(b)(c)                                       05/09/05    27,720     27,720,000
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004-2121 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.12%(b)(c)                                       05/09/05    19,180     19,180,000
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004-2437 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.10%(b)                                          05/09/05    18,255     18,255,000
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004 AMT DN
      (Merrilly Lynch & Co. Guaranty) (A-1, VMIG-1)
      3.10%(b)(c)                                       05/09/05     2,500      2,500,000
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2005-2508 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.12%(b)                                          05/09/05     4,270      4,270,000
   Clipper Tax Exempt Certificate Trust (Certificate
      Partner Multi-State Project) Series 2004-10 AMT
      DN (Lloyds Bank SBPA) (VMIG-1)
      3.19%(b)                                          05/09/05    15,345     15,345,000
   Clipper Tax-Exempt Certificate Trust (Certificate
      Partner Multi-State Project) Series 2004-11 AMT
      DN (Bayeriche, FSA Insurance, Trinity Guaranty)
      (VMIG-1)
      3.14%(b)                                          05/09/05    40,165     40,165,000
   Municipal Securities Pool Trust Receipts RB Series
      2004-19 DN (FGIC Insurance, Societe Generale
      SBPA) (A-1+)
      3.14%(b)(c)                                       05/09/05     1,625      1,625,000
   MuniMae Tax Exempt Board Subsidary LLC Series
      2004 AMT DN (Merrill Lynch & Co. Guaranty)
      (A-1)
      3.12%(b)(c)                                       05/09/05    28,530     28,530,000
   MuniMae Tax Exempt Board Subsidiary LLC Series
      2005 AMT DN (Merrill Lynch & Co. Guaranty)
      3.12%(b)(c)                                       05/09/05    12,000     12,000,000
   MuniMae Trust RB (Merrill Lynch P-Float Trust
      Receipts) Series 2002 PT-617 DN (Merrill Lynch
      Capital Services SBPA) (A-1)
      3.08%(b)(c)                                       05/09/05    13,160     13,160,000
   Puttable Floating Option Tax-Exempt Receipts RB
      Series 2005A DN (Merrill Lynch Capital Services
      SBPA) (F-1+)
      3.14%(b)                                          05/09/05     4,300      4,300,000
   Puttable Floating Option Tax-Exempt Receipts RB
      Series 2005PZP-2 DN (Merrill Lynch Capital
      Services SBPA) (F-1+)
      3.14%(b)                                          05/09/05     2,700      2,700,000
                                                                             ------------
                                                                              189,750,000
                                                                             ============
Nevada - 0.1%
   Clark County Passenger Facility Charge RB (Las
      Vegas-McCarran Airport Project) Series 2002
      AMT MB (MBIA Insurance)
      4.00%                                             07/01/05     1,630      1,636,540
                                                                             ------------

                                                                     PAR
                                                        MATURITY    (000)       VALUE
                                                        --------   -------   -----------
MUNICIPAL BONDS (Continued)
New Hampshire - 0.2%
   New Hampshire Business Finance Authority
      Industrial Facilities RB (Felton Brush, Inc.
      Project) Series 1997 AMT DN (KeyBank N.A. LOC)
      (VMIG-1)
      3.14%(b)                                          05/09/05   $ 1,295   $ 1,295,000
   New Hampshire Housing Finance Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-51 AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      3.13%(b)                                          05/09/05     1,345     1,345,000
   New Hampshire Housing Finance Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-82 AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      3.13%(b)                                          05/09/05     1,100     1,100,000
                                                                             -----------
                                                                               3,740,000
                                                                             ===========
New Jersey - 1.4%
   Burlington County GO Series 2004E-II BAN
      1.70%                                             07/15/05     4,950     4,943,796
   Middlesex County Improvement Authority RB
      (Woodbridge Township Guaranteed Project)
      Series 2004 MB
      3.50%                                             12/22/05     5,000     5,042,513
   New Jersey Economic Development Authority RB
      (Somerset Hills YMCA Project) Series 2003 DN
      (Commerce Bank N.A. LOC)
      3.04%(b)                                          05/09/05       100       100,000
   New Jersey Health Care Facilities Financing
      Authority RB (Recovery Management Systems,
      Inc.) Series 2005 DN (Commerce Bank N.A. LOC)
      (VMIG-1)
      2.99%(b)                                          05/09/05       100       100,000
   New Jersey Transportation Trust Fund Authority RB
      (Transportation System Project) Series 1998A MB
      (AA-, A1)
      5.00%                                             06/15/05     2,000     2,006,430
   New Milford County GO Series 2004 BAN
      3.00%                                             06/24/05     2,839     2,843,956
   Rockaway Township GO Series 2004 BAN
      2.50%                                             07/22/05     5,693     5,705,214
   Salem County Pollution Control Financing Authority
      PCRB (E.I. DuPont de Nemours Project) Series
      1982A DN (A-1+, P-1)
      2.25%(b)                                          05/09/05     2,000     2,000,000
   West Windsor-Plainsboro GO (Regional School
      District Project) Series 2004 MB (Aa2)
      2.70%                                             06/15/05     1,750     1,752,270
                                                                             -----------
                                                                              24,494,179
                                                                             ===========
New Mexico - 0.1%
   Dona Ana County IDRB (Merryweath Project) Series
      1998 AMT DN (First Merit Bank N.A. LOC)
      3.30%(b)                                          05/09/05     1,470     1,470,000
                                                                             -----------
New York - 4.2%
   Clipper Tax Exempt Certificates RB Series 2005-7
      DN (FGIC & MBIA Insurance, State Street Bank
      SBPA) (A-1+, VM1G1)
      3.11%(b)                                          05/09/05    13,400    13,400,000
   Dormitory Authority of the State of New York RB
      (Teresian House Housing Corp. Project) Series
      2003 DN (Lloyds Bank LOC) (A-1+)
      3.00%(b)                                          05/09/05       315       315,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
      1997 AMT DN (Key Bank N.A. LOC)
      3.14%(b)                                            05/09/05   $ 1,270   $ 1,270,000
   Metropolitan Pier & Exposition Authority RB (Bear
      Stearns Trust Certificates) Series 2005A-224 DN
      (MBIA Insurance, Bear Stearns Capital Markets
      Liquidity Facility) (VMIG-1)
      3.23%(b)(c)                                         05/09/05     3,900     3,900,000
   Metropolitan Pier & Exposition Authority RB (TOC
      Trust Receipts) Series 2005Z-1 DN (MBIA
      Insurance, Goldman Sachs Liquidity Facility)
      (A-1, AAA)
      3.11%(b)                                            05/09/05     4,000     4,000,000
   Nassau County IDRB Series 2004-MT-010 AMT DN
      (Merrill Lynch & Co. Guaranty) (F-1+)
      3.09%(b)                                            05/09/05    13,245    13,245,000
   New York Housing Finance Agency RB (Theatre Row
      Housing Project) Series 2002A AMT DN (Hypover-
      insbank LOC) (VMIG-1)
      3.10%(b)                                            05/09/05    14,800    14,800,000
   New York Housing Finance Agency RB (Theatre Row
      Tower Project) Series 2001 AMT DN (Hypover-
      insbank LOC) (VMIG-1)
      3.10%(b)                                            05/09/05     5,000     5,000,000
   New York State Power Authority GO Series 1985 MB
      (Credit Locale de France LOC) (A-1+, VMIG-1)
      2.15%                                               09/01/05     5,500     5,500,000
   Newburgh Charter Mac Multi-Family Housing RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2041-2504 AMT DN (Merrill Lynch & Co.
      Guaranty)
      3.12%(b)                                            05/09/05     3,230     3,230,000
   Ulster IDRB (Viking Industries, Inc. Project) Series
      1998A AMT DN (KeyBank N.A. LOC)
      3.14%(b)                                            05/09/05     1,545     1,545,000
   Union Springs Central School District GO Series
      2004 BAN
      2.50%                                               06/30/05     9,855     9,868,919

                                                                               -----------
                                                                                76,073,919
                                                                               ===========
North Carolina - 1.7%
   Buncombe County IDRB (Lustar Dyeing, Inc.
      Project) Series 1998 AMT DN (Wachovia Bank
      N.A. LOC)
      3.15%(b)                                            05/09/05     1,995     1,995,000
   Charlotte Airport RB (Banque Nationale de Paribas
      P-Float Trust Receipts) Series 2003 PT-719 AMT
      MB (MBIA Insurance, Banque Nationale de
      Paribas SBPA) (A-1+)
      1.50%                                               05/05/05     2,335     2,335,000
   Mecklenburg County Industrial Facilities PCRB
     (Peidmont Plastics Project) Series 1997 AMT DN
     (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
     3.12%(b)                                             05/09/05     1,530     1,530,000
   North Carolina Housing Finance Agency RB
     (Wachovia Merlots Project) Series 2001A-70 AMT
     DN (Wachovia Bank N.A. LOC) (VMIG-1)
     3.13%(b)                                             05/09/05     1,945     1,945,000
   North Carolina Housing Finance Agency RB
     (Wachovia Merlots Trust Receipts) Series
     2000A-37 AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     3.13%(b)                                             05/09/05     1,340     1,340,000
   North Carolina Ports Authority Exempt Facilities RB
     (Wilmington Bulk LLC Project) Series 2001A AMT
     DN (Branch Banking & Trust Co. LOC) (VMIG-1)
     3.12%(b)                                             05/09/05     2,710     2,710,000

                                                                       PAR
                                                          MATURITY    (000)      VALUE
                                                          --------   ------   -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   Rutherford County Industrial Facilities PCRB
      (Thieman Metal Technology Project) Series 1998
      AMT DN (Branch Banking & Trust Co. LOC)
      (VMIG-1)
      3.12%(b)                                            05/09/05   $2,100   $ 2,100,000
   Sampson County Industrial Facilities PCRB (Dubose
      Strapping, Inc. Project) Series 2003 AMT DN
      (Wachovia Bank N.A. LOC)
      3.15%(b)                                            05/09/05    2,960     2,960,000
   Wake County GO Series 2004A MB (Landesbank
      Hessen-Thuringen Girozentrale SBPA)
      (A-1+, MIG-1)
      4.00%                                               04/01/06    7,000     7,081,850
   Wake County Housing Finance Authority RB (Casa
      Melvid Multi Family Housing Project) Series
      2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
      3.10%(b)                                            05/09/05    3,500     3,500,000
   Washington County Industrial Facilities PCRB
      (Mackey's Ferry Sawmill, Inc. Project) Series
      1997 AMT DN (Wachovia Bank N.A. LOC)
      3.10%(b)                                            05/09/05    2,200     2,200,000

                                                                              -----------
                                                                               29,696,850
                                                                              ===========
North Dakota - 0.6%
   Mercer County Solid Waste Disposal RB (National
      Rural Utilities United Power Project) Series
      1993U AMT MB (National Rural Utilities LOC)
      (A-1, P-1)
      2.10%                                               06/01/05    5,600     5,600,000
   Mercer County Solid Waste Disposal RB (National
      Rural Utilities United Power Project) Series
      1995A AMT MB (National Rural Utilities LOC)
      (A-1)
      2.30%                                               09/01/05    2,300     2,300,000
   North Dakota Housing Finance Agency RB Series
      2001A-19 AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      3.13%(b)                                            05/09/05    2,805     2,805,000

                                                                              -----------
                                                                               10,705,000
                                                                              ===========
Ohio - 7.7%
   Akron Income Tax RB (Community Learning
      Centers Project) Series 2004A DN (FGIC
      Insurance, ABN-AMRO Bank N.V. SBPA)
      (A-1, F-1+)
      3.03%(b)                                            05/09/05    1,350     1,350,000
   American Municipal Power, Inc. GO (Bowling Green
      Projects) Series 2004 BAN
      2.35%                                               12/01/05    2,903     2,903,000
   American Municipal Power, Inc. GO (City of Shelby
      Project) Series 2004 BAN
      2.30%                                               11/17/05    1,625     1,625,000
   American Municipal Power, Inc. GO (Gorsuch
      Station Project) Series 2005A DN
      2.85%(b)                                            05/09/05    2,500     2,500,000
   American Municipal Power, Inc. GO (Oberlin
      Project) Series 2004 BAN
      2.45%                                               12/08/05    1,200     1,200,000
   American Municipal Power, Inc. GO (St. Mary's
      Project) Series 2004 BAN
      1.90%                                               10/06/05    1,000     1,000,000
   American Municipal Power, Inc. RB (Ohio Inc.
      Project) Series 2004 BAN
      1.90%                                               07/14/05      525       525,000
      2.00%                                               11/03/05    6,370     6,370,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              45

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Avon GO Series 2004 BAN
      1.90%                                               09/29/05   $   900   $   900,912
   Avon GO Series 2005 BAN
      2.80%                                               04/13/06     1,125     1,127,599
   Avon Lake Water System RB Series 2005 BAN
      3.00%                                               10/01/05       315       315,577
   Bedford Heights GO Series 2004-2 BAN
      1.95%                                               09/29/05       400       400,488
   Brooklyn GO Series 2004 BAN
      2.25%                                               05/09/05     1,910     1,910,618
   Butler County GO Series 2004D BAN
      2.75%                                               09/22/05     4,295     4,313,996
   Butler Hospital Facilities RB (Ucpha, Inc. Project)
      Series 2004 DN (Huntington Capital LOC) (A-1)
      3.10%(b)                                            05/09/05    11,750    11,750,000
   Cincinnati City School District GO (School Energy
      Conservation Project) Series 2004 BAN
      (SP-1+, MIG-1)
      2.50%                                               09/09/05     2,500     2,507,945
   Cleveland Airport System RB (Banque Nationale de
      Paribas Stars & Residual Certificates) Series
      2004B-81 AMT DN (FSA Insurance, Banque
      Nationale de Paribas Liquidity Facility) (VMIG-1)
      3.08%(b)                                            05/09/05     5,610     5,610,000
   Columbus City School District GO Series 2004C-29
      MB (Aaa)
      1.70%                                               09/16/05     3,175     3,175,000
   Cuyahoga County Civic Facility RB (Orion Services,
      Inc. Project) Series 2001 DN (Bank One N.A. LOC)
      3.10%(b)                                            05/09/05     1,850     1,850,000
   Cuyahoga County Economic Development RB
      (Berea Children's Home Project) Series 2000 DN
      (Huntington National Bank LOC) (VMIG-1)
      3.19%(b)                                            05/09/05     1,025     1,025,000
   Cuyahoga County Economic Development RB
      (Cleveland Botanical Garden Project) Series 2001
      DN (Allied Irish Bank LOC) (VMIG-1)
      3.03%(b)                                            05/09/05       235       235,000
   Cuyahoga County GO (Capital Improvement Project)
      Series 2000 MB
      5.00%                                               12/01/05     1,010     1,024,120
   Delaware County Economic Development RB (The
      Columbus Zoological Park Associates, Inc.
      Project) Series 2003 DN (Huntington National
      Bank LOC)
      3.15%(b)                                            05/09/05     2,000     2,000,000
   Erie County IDRB (Brighton Manor Co. Project)
      Series 1986 AMT DN (KeyBank N.A. LOC)
      3.14%(b)                                            05/09/05       450       450,000
   Franklin County Economic Development RB
      (Dominican Sisters Project) Series 1994 DN (Fifth
      Third Bank N.A. LOC)
      3.07%                                               05/09/05     1,060     1,060,000
   Gateway Economic Development Corp. RB
      (Cleveland Excise Tax Project) Series 2001 MB
      (FSA Insurance)
      5.12%                                               09/01/05     3,250     3,287,431
   Geauga County GO Series 2004 BAN
      1.80%                                               08/30/05     1,000     1,000,650
   Hamilton County Economic Development RB (Taft
      Museum Project) Series 2002 DN (Fifth Third
      Bank N.A. LOC)
      3.01%(b)                                            05/09/05     4,800     4,800,000

                                                                       PAR
                                                          MATURITY    (000)     VALUE
                                                          --------   ------   ----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Hamilton GO Series 2004 BAN
      3.00%                                               05/05/05   $3,300   $3,300,416
      1.80%                                               06/02/05    2,130    2,130,000
   Huber Heights GO (Water System Project) Series
      2005-C BAN
      2.50%                                               11/01/05    1,623    1,624,195
   Huber Heights GO (Water Systems Improvement
      Project) Series 2005 MB
      3.25%                                               11/01/05    5,665    5,683,147
   Lebanon GO Series 2004 BAN
      2.40%                                               07/07/05    1,000    1,001,715
   Licking County GO Series 2005 BAN
      2.90%                                               01/25/06    1,480    1,484,799
   Lucas County Economic Development RB (Maumee
      Valley Country Day School Project) Series 1998
      AMT DN (American National Bank & Trust Co.
      LOC)
      3.98%(b)                                            05/09/05    1,575    1,575,000
   Lucas County IDRB (Conforming Matrix Corp.
      Project) Series 1999 AMT DN (Sky Bank LOC)
      3.98%(b)                                            05/09/05    1,075    1,075,000
   Marysville GO Series 2004 BAN
      3.00%                                               06/01/05    2,139    2,140,983
   Montgomery County GO Series 2005 BAN
      3.00%                                               12/01/05    1,605    1,611,260
   Muskingum County GO Series 2004 BAN
      2.59%                                               11/22/05    1,000    1,002,140
   North Olmstead GO (Capital Improvement Project)
      Series 2005 MB
      3.03%                                               05/03/06    1,750    1,754,252
   North Royalton GO Series 2005 BAN
      2.45%                                               07/19/05      750      750,566
   Ohio Higher Education Facility RB (Ashland
      University Project) Series 2004 DN (KeyBank N.A.
      LOC) (A-1)
      3.05%(b)                                            05/09/05    2,650    2,650,000
   Ohio Higher Educational Facility Community RB
      Series 1999 DN (Fifth Third Bank N.A. LOC)
      3.05%(b)                                            05/09/05      185      185,000
   Ohio Higher Educational Facility RB (Cedarville
      University Project) Series 2004 DN (KeyBank
      Mortgage N.A. LOC)
      3.07%(b)                                            05/09/05    2,370    2,370,000
   Ohio Housing Finance Agency Mortgage RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-78 DN (Wachovia Bank N.A. LOC) (VMIG-1)
      3.13%(b)                                            05/09/05       95       95,000
   Ohio Housing Finance Agency RB (Clipper
      Tax-Exempt Certificates Trust Project) Series
      2004-08 AMT DN (Lloyds Bank SBPA) (VMIG-1)
      3.11%(b)                                            05/09/05    3,550    3,550,000
   Ohio Water Development & Solid Waste Facilities
      RB (Pel Technologies LLC Project) Series 2002
      AMT DN (KeyBank N.A. LOC) (VMIG-1)
      3.07%(b)                                            05/09/05      800      800,000
   Ohio Water Develpoment Authority RB (Fresh Water
      Project) Series 1995 MB (AMBAC Insurance)
      (VMIG-1)
      5.40%                                               06/01/05    1,000    1,003,425
   Pataskala GO Series 2005 BAN
      2.95%                                               02/23/06    1,495    1,500,956

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)        VALUE
                                                          --------   -------   ------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Rickenbacker Port Authority RB (P-Float Trust
      Receipts) Series 2004 PT-2453 AMT DN (Merrill
      Lynch Guaranty) (F-1+)
      3.12%(b)                                            05/09/05   $ 2,750   $  2,750,000
   Seneca County GO Series 2004 BAN
      2.35%                                               12/01/05       980        981,688
   Summit County IDRB (J&P Capital Project) Series
      2001 AMT DN (Sky Bank LOC)
      3.44%(b)                                            05/09/05     1,720      1,720,000
   Tallamadge Recreation Import GO (Seasongood &
      Mayer LLC Project) Series 2005 MB (First Merit
      Bank N.A. LOC)
      3.25%                                               03/13/06     1,950      1,961,511
   Toledo GO Certificates Trust Series 2004-18 MB
      (FGIC Insurance, State Aid Withholding Guaranty,
      ABN AMRO SBPA) (VMIG-1)
      2.65%                                               05/30/05    11,995     11,995,000
   Trumbull County IDRB (Ellwood Engineered Project)
      Series 2004 AMT DN (KeyBank LOC)
      3.14%(b)                                            05/09/05     1,800      1,800,000
   Union County MB (Memorial Hospital
      Improvements) Series 2005 MB
      3.75%                                               04/11/06     4,075      4,112,464
   University Heights GO Series 2004 BAN
      1.60%                                               05/12/05     1,565      1,565,116
   University of Toledo RB (Societe Generale Trust
      Receipts) Series 2001 SGA-125 DN (FGIC
      Insurance, Societe Generale Liquidity Facility)
      (A-1+)
      3.01%(b)                                            05/09/05     3,000      3,000,000
   Wood County Economic Development RB (Sun Seed
      Holding Co., Inc. Project) Series 2001A AMT DN
      (Sky Bank LOC)
      3.98%(b)                                            05/09/05       590        590,000
   Wood County IDRB (Hammill Manufacturing
      Project) Series 2001 AMT DN (Sky Bank LOC)
      3.98%(b)                                            05/09/05       660        660,000
   Wood County RB (Toledo YMCA Facilities
      Improvement Project) Series 1998 DN (Sky Bank
      LOC)
      3.98%(b)                                            05/09/05     3,520      3,520,000

                                                                               ------------
                                                                                138,160,969
                                                                               ============
Oklahoma - 1.7%
   Canadian County Home Financing Authority RB
      (Merrill Lynch P-Float Trust Receipts,
      Multi-Family Housing Project) Series 2003
      PT-1885 AMT DN (Merrill Lynch Captial Services
      SBPA) (F-1+, AA-)
      3.12%(b)                                            05/09/05     4,650     4,650,000
   Muskogee Transport Authority IDRB (Metals USA,
      Inc. Project ) Series 1998 AMT DN (Bank One N.A.
      LOC)
      3.15%(b)                                            05/09/05     2,850     2,850,000
   Oklahoma Airport Trust RB (JR Lien 27th Project)
      Series 2000B AMT MB (FSA Insurance)
      5.50%                                               07/01/05     3,085     3,102,489
   Oklahoma City IDRB Series 1998 AMT DN (Bank
      One N.A. LOC)
      3.15%(b)                                            05/09/05     2,065     2,065,000
   Oklahoma County Finance Authority Multi Family
      Housing RB (Sail Association LLC Project) Series
      2004 AMT DN (Federal Home Loan Bank
      Guaranty) (A-1+)
      3.09%(b)                                            05/09/05     6,900     6,900,000

                                                                       PAR
                                                          MATURITY    (000)        VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
   Oklahoma Development Finance Authority RB
      (ConocoPhillips Co. Project) Series 2002B DN
      (ConocoPhillips Guaranty) (A-2, VMIG-2)
      3.17%(b)                                            05/09/05   $ 2,500   $ 2,500,000
   Oklahoma Development Finance Authority RB
      (ConocoPhillips Co. Project) Series 2003 MB
      (A-2, VMIG-2)
      2.42%                                               12/01/05     9,000     9,000,000

                                                                               -----------
                                                                                31,067,489
                                                                               ===========
Pennsylvania - 2.6%
   Bermudian Springs School District GO (Adams
      Company Project) Series 2005 DN (FSA
      Insurance) (VMIG-1)
      3.03%(b)                                            05/09/05     4,000     4,000,000
   Harrisburg Authority School RB (Harrisburg
      Project) Series 2003 DN (AMBAC Insurance,
      Westdeutsche Landesbank Girozentrale Liquidity
      Facility) (A-1+)
      2.99%(b)                                            05/09/05       900       900,000
   North Pocono School District GO Series 2003-8 DN
      (ABN-AMRO Bank N.V. SBPA, FGIC Insurance)
      (F-1+)
      3.03%(b)                                            05/09/05     2,900     2,900,000
   Pennsylvania Economic Development Financing
      Authority RB (Sunoco, Inc. Project) Series 2004A
      AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
      3.16%(b)                                            05/09/05     3,600     3,600,000
   Pennsylvania Economic Development Financing
      Authority Waste Water Treatment RB (Sunoco,
      Inc. R&M Project) Series 2004B DN (Sunoco Inc.
      Guaranty) (A-2)
      3.19%(b)                                            05/09/05     8,500     8,500,000
   Pennsylvania Higher Educational Assistance Agency
      Student Loan RB Series 1997A AMT DN (Dexia
      Credit Local SBPA) (A-1+, VMIG-1)
      3.05%(b)                                            05/09/05     1,500     1,500,000
   Pennsylvania Higher Educational Assistance Agency
      Student Loan RB Series 2002A AMT DN (FSA
      Insurance) (A-1+, VMIG-1)
      3.05%(b)                                            05/09/05     8,200     8,200,000
   Pennsylvania Higher Educational Facilities
      Authority RB (Drexel University Project) Series
      2003B DN (Allied Irish Bank PLC Liquidity
      Facility) (Aaa, AA)
      2.99%(b)                                            05/09/05        40        40,000
   Pennsylvania Higher Educational Facilities
      Authority RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 MT-042 DN (Lloyds Bank
      LOC, Merrill Lynch Capital Services SBPA) (F-1+)
      3.05%(b)                                            05/09/05        45        45,000
   Philadelphia Authority IDRB (Inglis Housing Project)
      Series 1997 MB (Morgan Guaranty Trust LOC)
      (A-1+)
      1.97%(b)                                            05/02/05    17,400    17,399,955

                                                                               -----------
                                                                                47,084,955
                                                                               ===========
South Carolina - 1.0%
   Greenwood County Exempt Facility IDRB Series
      2004 AMT DN (Fuji Photo Film Co. Guaranty)
      (A-1+)
      3.17%(b)                                            05/09/05     9,700     9,700,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              47

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                          PAR
                                                             MATURITY    (000)       VALUE
                                                             --------   -------   -----------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
   South Carolina Jobs Economic Development
      Authority RB (Ellcon National, Inc. Project) Series
      1998B AMT DN (Wachovia Bank N.A. LOC)
      3.10%(b)                                               05/09/05   $ 1,765   $ 1,765,000
   South Carolina Jobs Economic Development
      Authority RB (Holcim U.S., Inc. Project) Series
      2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
      3.15%(b)                                               05/09/05     6,250     6,250,000
   South Carolina Jobs Economic Development
      Authority RB (Synthetics International, Inc.
      Project) Series 1995 AMT DN (Southtrust Bank
      LOC)
      3.10%(b)                                               05/09/05       700       700,000

                                                                                  -----------
                                                                                   18,415,000
                                                                                  ===========
South Dakota - 0.9%
   South Dakota Housing Development Authority
      Single Family RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 PT-907 DN (FGIC
      Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
      3.08%(b)                                               05/09/05     6,360     6,360,000
   South Dakota Housing Development Authority
      Single Family RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 PT-957 DN (Merrill Lynch
      & Co. Guaranty) (VMIG-1)
      3.08%(b)                                               05/09/05     9,325     9,325,000

                                                                                  -----------
                                                                                   15,685,000
                                                                                  ===========
Tennessee - 1.0%
   Chattanooga IDRB Series 1997 DN (M&T Bank LOC)
      3.13%(b)                                               05/09/05     2,290     2,290,000
   Coffee County IDRB (Comtec Polymers Inc., Project)
      Series 1997 AMT DN (Bank of America LOC)
      3.19%(b)                                               05/09/05     1,000     1,000,000
   Grundy County IDRB (Toyota Seat Project) Series
      2001 AMT DN (Comerica Bank N.A. LOC)
      3.20%(b)                                               05/09/05     3,790     3,790,000
   Metropolitan Government of Nashville & Davidson
      County IDRB (Family LLC Project) Series 2002
      AMT DN (SunTrust Bank LOC) (F-1+)
      3.10%(b)                                               05/09/05     3,100     3,100,000
   Metropolitan Government of Nashville & Davison
      County Health & Education Facilities Board RB
      (Ascension Health Credit Project) Series 2001B-1
      MB (A-1+, MIG-1)
      1.65%(b)                                               08/03/05     4,000     4,000,000
   Morristown IDRB (Petoskey Plastic Project) Series
      1999 AMT DN (Comerica Bank N.A. LOC)
      3.20%(b)                                               05/09/05     3,270     3,270,000

                                                                                  -----------
                                                                                   17,450,000
                                                                                  ===========
Texas - 11.9%
   Austin Airport Systems RB Series 2000J AMT DN
      (MBIA Insurance, Wachovia Bank N.A. LOC)
      (VMIG-1)
      3.13%(b)                                               05/09/05     3,000     3,000,000
   Austin Housing Financial Corp. (Merrill Lynch
      P-Float Trust Receipts) Series 2005 PT-2578 AMT
      DN (Merrill Lynch & Co Guaranty Services)
      3.12%(b)                                               05/09/05    14,800    14,800,000
   Brazos Industrial Development Corp.
      Environmental Facilities RB (ConocoPhillips Co.
      Project) Series 2003 AMT MB (A-2, VMIG-2)
      1.80%                                                  08/01/05     5,500     5,500,000
   Brazos River Harbor MB (Dow Chemical Guaranty)
      (P-2)
      2.42%                                                  05/17/05     3,500     3,500,000

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Dallas Fort Worth International Airport RB (Merrill
      Lynch P-Float Trust Receipts) Series 2004
      PT-2156 DN (Merrill Lynch Capital Services
      SBPA) (F-1+)
      3.08%(b)                                            05/09/05   $ 2,630    $ 2,630,000
   Dallas Fort Worth International Airport RB Series
      2003A-34 AMT DN (FSA Insurance, Wachovia
      Bank N.A. LOC) (VMIG-1)
      3.13%(b)                                            05/09/05     5,000      5,000,000
   Gulf Coast Waste Disposal Authority Environmental
      Facilities RB (Air Products Project) Series 2004
      AMT DN (A-1)
      3.08%(b)                                            05/09/05     3,550      3,550,000
   Gulf Coast IDRB (Cinergy Solutions Project) Series
      2004 AMT DN (A-2, VMIG-2)
      3.29%(b)                                            05/04/05    21,000     21,000,000
   Gulf Coast Waste Disposal Authority RB (Air
      Products Project) Series 1999 AMT DN
      (A-1, VMIG-1)
      3.08%(b)                                            05/09/05    10,000     10,000,000
   Houston Housing Finance Corp. RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004 PT-2101 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.12%(b)                                            05/09/05     4,985      4,985,000
   Houston Housing Finance Corp. RB (Merrill Lynch
      P-Float Trust Receipts) Series 2005 PT-2597 AMT
      DN (Merrill Lynch & Co. Guaranty)
      3.12%(b)                                            05/09/05    10,455     10,455,000
   Montgomery County IDRB (Sawyer Research
      Products, Inc. Project) Series 1995 AMT DN
      (KeyBank N.A. LOC)
      3.18%(b)                                            05/09/05       779        779,000
   Panhandle Regional Housing Finance RB Series
      2004 PT-2086 AMT DN (Merrill Lynch & Co.
      Guaranty) (F-1+)
      3.12%(b)                                            05/09/05     3,365      3,365,000
   Port Arthur Navigation District Industrial
      Development Corp. Exempt Facilities RB (Air
      Products & Chemical Project) Series 2000 AMT
      DN (A-1, VMIG-1)
      3.08%(b)                                            05/09/05    10,000     10,000,000
   San Antonio Airport System RB Series 2004-107 DN
      (FGIC Insurance, Banque Nationale de Paribas
      SBPA)
      3.08%(b)                                            05/09/05     4,325      4,325,000
   San Antonio Electric & Gas Systems RB (Jr. Lien
      Project) Series 2004 MB (Banque Nationale de
      Paribas SBPA) (A-1+, MIG-1)
      2.20%                                               12/01/05    11,000     11,000,000
   San Marcos IDRB (TB Woods Inc. Project) Series
      1999 AMT DN (M&T Bank LOC)
      3.13%(b)                                            05/09/05     3,000      3,000,000
   San Marcos Independent School District GO Series
      2004C-23 MB (PSF Guaranty, Wachovia Bank N.A.
      SBPA) (MIG-1)
      1.70%                                               09/16/05     1,000      1,000,000
   South Plains Housing Corp. Single Family RB
      (Wachovia Merlots Trust Receipts) Series
      2002A-11 AMT DN (Government National
      Mortgage Association Guaranty, Wachovia Bank
      SBPA)
      3.13%(b)                                            05/09/05     2,110      2,110,000
   Tarrant County Housing Finance Corp. RB Series
      2004 PT-2044 DN (Merrill Lynch & Co. Guaranty)
      3.12%(b)                                            05/09/05     2,425      2,425,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)        VALUE
                                                          --------   -------   ------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Texas Department of Housing & Community RB
      Series 2005 PT-2598 AMT DN (Merrill Lynch &
      Co. Guaranty)
      3.12%(b)                                            05/09/05   $13,825   $ 13,825,000
   Texas State Department of Housing & Community
      Affairs Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2001 PT-1278 AMT DN
      (Merrill Lynch & Co. Guaranty) (A-1+)
      3.12%(b)                                            05/09/05     9,065      9,065,000
   Texas State Department of Housing & Community
      Affairs Multi-Family RB Series 2001 PT-1347 AMT
      DN (Merrill Lynch & Co. Guaranty) (A-1+)
      3.12%(b)                                            05/09/05    10,615     10,615,000
   Texas State Department of Housing & Community
      Affairs Multi-Family RB Series 2003 PT-1868 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.12%(b)                                            05/09/05     3,970      3,970,000
   Texas State Department of Housing & Community
      Affairs Multi-Family RB Series 2005 PT-2576 AMT
      DN (Merrill Lynch & Co. Guaranty)
      3.12%(b)                                            05/09/05    13,635     13,635,000
   Texas State Department of Housing & Community
      Affairs Single Family RB Series 2004F AMT MB
      (CDC Insurance) (A-1+, Aa1)
      1.95%                                               08/03/05    15,000     15,000,000
   Texas Turnpike Authority Central Texas Turnpike
      System RB Series 2004 PZ-39 DN (AMBAC
      Financial Group, Merrill Lynch & Co. Guaranty)
      (F-1+)
      3.11%(b)                                            05/09/05     4,940      4,940,000
   Travis County Housing Financial Corp. RB (Merrill
      Lynch P-Float Trust Receipts) Series 2005
      PT-2577 (Merrill Lynch & Co. Guaranty)
      3.12%(b)                                            05/09/05    13,190     13,190,000
   Victory Street Public Facilities Corp. Multi-Family
      RB Series 2003 PT-2059 AMT DN (Merrill Lynch &
      Co. Guaranty) (F-1+)
      3.12%(b)                                            05/09/05     7,300      7,300,000

                                                                               ------------
                                                                                213,964,000
                                                                               ============
Utah - 0.4%
   Salt Lake County Solid Waste Disposal RB
      (Kennecott Copper Project) Series 1995A AMT DN
      (Rio Tinto Corp. Guaranty) (A-1+, VMIG-1)
      3.02%(b)                                            05/09/05       700        699,999
   Utah GO Series 2002A BAN
      5.00%                                               07/01/05       525        527,966
   Utah Housing Corp. Single Family Mortgage RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-89 (Wachovia Bank N.A. LOC)
      3.13%(b)                                            05/09/05     4,435      4,435,000
   Utah Municipal Power Agency Electric System RB
      Series 2003A MB (AMBAC Insurance)
      4.00%                                               07/01/05     1,190      1,193,715

                                                                               ------------
                                                                                  6,856,680
                                                                               ============
Vermont - 0.1%
   Vermont IDRB (Alpine Pipeline Co. Project) Series
      1999 AMT DN (KeyBank N.A. LOC)
      3.14%(b)                                            05/09/05     1,225      1,225,000
                                                                               ------------
Virginia - 2.5%
   Alexandria IDRB (Goodwin House Project) Series
      2005 DN (Wachovia Bank LOC)
      3.03%(b)                                            05/09/05    10,000     10,000,000

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
Virginia (continued)
   Botetourt County IDRB (Altec Industries Project)
      Series 2001 AMT DN (Amsouth Bank of Alabama
      LOC) (A-1)
      3.15%(b)                                            05/09/05   $ 2,600   $ 2,600,000
   Cabell Lifecare Facilities RB (Foster Foundation
      Project) Series 2003 DN (Huntington National
      Bank LOC)
      3.15%(b)                                            05/09/05     4,430     4,430,000
   Chesapeake Bay Bridge & Tunnel Commission
      District RB (General Resolution Project) Series
      1995 MB
      5.80%                                               07/01/05       285       292,765
   Norfolk Redevelopment & Housing Authority Multi
      Family Housing RB (Residential Rental Project)
      Series 2003 AMT DN (SunTrust Bank LOC)
      3.15%(b)                                            05/09/05     2,025     2,025,000
   Richmond IDRB (PM Beef Co. Project) Series 1997
      AMT DN (Bank of America N.A. LOC)
      3.15%(b)                                            05/09/05     1,400     1,400,000
   Virginia Beach Development Authority Multi-Family
      Housing RB (Residential Rental Housing Project)
      Series 2002 AMT DN (Branch Banking & Trust Co.
      LOC)
      3.15%(b)                                            05/09/05     1,750     1,750,000
   Virginia Beach RB (Merrill Lynch P-Float Trust
      Receipts) Series 2005-2505 AMT DN (Merrill
      Lynch & Co. Guaranty) (F-1+)
      3.12%(b)                                            05/09/05     3,745     3,745,000
   Virginia Housing Development Authority RB Series
      2005 AMT MB (AAA, Aaa)
      2.50%                                               06/02/05    17,300    17,300,000
   Virginia Public Building Authority RB Series 1995
      MB (AA+, Aa1)
      5.10%                                               08/01/05     2,000     2,034,349
   Virginia Small Business Financing Authority RB
      (Coastal Development Group Project) Series 1989
      AMT DN (Branch Banking & Trust Co. LOC)
      3.25%(b)                                            05/09/05       111       111,000

                                                                               -----------
                                                                                45,688,114
                                                                               ===========
Washington - 3.0%
   Chelan County Public Utility District RB (First Union
      Merlots Trust Receipts) Series 2001B AMT DN
      (MBIA Insurance, Wachovia Bank N.A. SBPA)
      (A-1)
      3.13%(b)                                            05/09/05     4,995     4,995,000
   Pilchuck Public Development Corp. RB (Holden-
      McDaniels Partners Project) Series 1996 AMT DN
      (KeyBank N.A. LOC)
      3.14%(b)                                            05/09/05     1,650     1,650,000
   Port of Seattle RB (Wachovia Merlot Trust Receipts)
      Series 2002B-04 AMT DN (Wachovia Bank N.A.
      LOC) (VMIG-1)
      3.13%(b)                                            05/09/05    13,500    13,500,000
   Port of Seattle RB Series 2003 PT-720 AMT DN
      (FGIC Insurance, Banque Nationale de Paribas
      SBPA) (A-1+)
      3.09%(b)                                            05/09/05     2,500     2,500,000
   Port Seattle RB Series 2004 PT-051 AMT DN (FGIC
      Insurance, Banque Nationale de Paribas SBPA)
      (F-1+)
      3.07%(b)                                            05/09/05     2,140     2,140,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              49

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Seattle Housing Authority RB (Newholly Phase 111
      Project) Series 2002 AMT DN (KeyBank N.A. LOC)
      (VMIG-1)
      3.07%(b)                                            05/09/05   $ 2,355   $ 2,355,000
   Seattle Housing Authority RB (Rainier Vista Project
      Phase I) Series 2003 AMT DN (KeyBank N.A. LOC)
      (A-1)
      3.04%(b)                                            05/09/05    11,250    11,250,000
   Washington Housing Financing Committee
      Non-Profit Housing RB Series 2003 PT-838 AMT
      DN (AIG Insurance, Merrill Lynch & Co. SBPA)
      (VMIG-1)
      3.08%(b)                                            05/09/05     2,510     2,510,000
   Washington Housing Financing Committee
      Non-Profit Housing RB Series 2003 PT-892 AMT
      DN (AIG Insurance, Merrill Lynch & Co. SBPA)
      3.08%(b)                                            05/09/05     8,600     8,600,000
   Yakima County Public Corp. RB (Michelsen
      Packaging Co. Project) Series 2000 AMT DN
      (Bank of America N.A. LOC) (A-1+)
      3.10%(b)                                            05/09/05       695       695,000
   Yakima County RB (Oord Dairy Project) Series 2004
      AMT DN (Key Bank N.A. LOC)
      3.14%(b)                                            05/09/05     4,415     4,415,000

                                                                               -----------
                                                                                54,610,000
                                                                               ===========
West Virginia - 0.1%
   West Virginia State Hospital RB (West Virginia
      Hospital Pooled Financing Program) Series
      2001B-2 DN (Branch Banking & Trust Co. LOC)
      (VMIG-1)
      3.19%(b)                                            05/09/05     1,495     1,495,000
                                                                               -----------
Wisconsin - 0.8%
   Germantown IDRB (Cambridge Major Labs Project)
      Series 2003 AMT DN (Bank One N.A. LOC)
      3.19%(b)                                            05/09/05     6,000     6,000,000
   Kohler Village Solid Waste Disposal RB (Kohler
      Project) Series 1997 AMT DN (Wachovia Bank
      N.A. LOC)
      3.06%(b)                                            05/09/05     4,000     4,000,000
   Mequon IDRB (Johnson Level GRW Investment
      Project) Series 1995 AMT DN (Bank One N.A.
      LOC)
      3.15%(b)                                            05/09/05       780       780,000
   Oshkosh IDRB (Oskosh Coil Spring Project) Series
      2000A AMT DN (Bank One Wisconsin LOC)
      3.15%(b)                                            05/09/05     2,100     2,100,000
   Wisconsin Health & Educational Facilities RB
      (Pooled Loan Financing Program) Series 2002E
      DN (Associated Bank N.A. LOC) (VMIG-1)
      3.19%(b)                                            05/09/05     2,100     2,100,000

                                                                               -----------
                                                                                14,980,000
                                                                               ===========
Wyoming - 1.2%
   Cheyenne IDRB (Grobet File Co., Inc. Project) Series
      2001 AMT DN (National City Bank N.A. LOC)
      3.13%(b)                                            05/09/05     2,500     2,500,000
   Green River RB (Rhone-Poulenc LP Project) Series
      1994 AMT DN (Fleet National Bank LOC) (VMIG-1)
      3.25%(b)                                            05/09/05    11,400    11,400,000
   Lincoln County PCRB (Amoco Project) Series 1983
      MB (Exxon Mobil Guaranty)
      2.20%                                               10/01/05     7,600     7,585,830

                                                                               -----------
                                                                                21,485,830
                                                                               ===========

                                           VALUE
                                      --------------
TOTAL INVESTMENTS IN SECURITIES -
99.9%
   (Cost $1,795,461,215(a))           $1,795,461,215
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.1%                      2,500,047
                                      --------------
NET ASSETS -  100.0%
   (Equivalent to $1.00 per share
   based on 1,715,296,759
   Institutional Shares, 83,084,672
   Dollar Shares, 2,152 Bear
   Stearns Premier Select Shares
   and 2,147 Bear Stearns Premier
   Shares outstanding)                $1,797,961,262
                                      ==============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($1,714,652,947/1,715,296,759)      $1.00
                                       =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   DOLLAR SHARE
      ($83,070,799/83,084,672)         $1.00
                                       =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER CHOICE SHARE
         ($2,152/2,152)                $1.00
                                       =====
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   BEAR STEARNS PREMIER SHARE
         ($2,147/2,147)                $1.00
                                       =====

----------
(a)  Cost for Federal income tax purposes is $1,795,499,342.
(b)  Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2005, the Fund held 6.0% of its net assets, with a current market value of $108,615,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

50

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              CALIFORNIA MONEY FUND

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS - 99.5%
California - 91.2%
   ABAG Finance Authority Non-Profit Corp. RB (Lease
      Revenue Pass-Through Obligation) Series 2003A
      DN (Societe Generale LOC) (A-1+)
      3.08%(b)                                            05/09/05   $ 1,845   $ 1,845,000
   Alameda-Contra Costa District GO Series 2004
      TRAN (A-1+, MIG-1)
      3.00%                                               07/07/05     4,000     4,010,264
   Alameda-Contra Costa Schools Finance Authority
      COP (Capital Improvements Financing Project)
      Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
      3.12%(b)                                            05/09/05       800       800,000
   Butte County Board of Education GO Series 2004
      TRAN (SP-1+)
      2.75%                                               09/29/05    14,100    14,169,473
   California Communities Housing & Finance Agency
      RB (Lease Revenue Pass-Through Obligation
      Project) Series 2001A DN (Societe Generale LOC)
      (A-1+)
      3.08%(b)                                            05/09/05     4,000     4,000,000
   California Department of Water Resource Power
      Supply RB Series 2002C-12 DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1+, VMIG-1)
      3.00%(b)                                            05/09/05     3,350     3,350,000
   California Department of Water Resource Power
      Supply RB Series 2002C-4 DN (Morgan Guaranty
      Trust LOC) (A-1+, VMIG-1)
      3.04%(b)                                            05/09/05     8,900     8,900,000
   California Department of Water Resource Power
      Supply RB Series 2002C-7 DN (FSA Insurance,
      Dexia Credit SBPA) (A-1+, VMIG-1)
      3.01%(b)                                            05/09/05     4,850     4,850,000
   California Economic Recovery GO Series 2004-930
      DN (MBIA Insurance, Morgan Stanley Liquidity
      Facility) (A-1)
      3.01%(b)                                            05/09/05     6,000     6,000,000
   California Economic Recovery RB Series 2004-931
      DN (Morgan Stanley Liquidity Facility) (A-1, AA-)
      3.01%(b)                                            05/09/05     2,000     2,000,000
   California Economic Recovery RB Series 2004C-19
      DN (XLCA Insured, DEPFA Bank SBPA)
      (A-1+, VMIG-1, F-1+)
      2.89%(b)                                            05/09/05     7,800     7,800,000
   California Economic Recovery RB Series 2004C3 DN
      (Landesbank Hessen Thuringen Girozentrale
      LOC) (A-1+, VMIG-1)
      3.00%(b)                                            05/02/05       500       500,000
   California Economic Recovery RB Series 2004C-5
      DN (Bank of America SBPA) (A-1+, VMIG-1)
      2.95%(b)                                            05/02/05     7,020     7,020,000
   California Economic Recovery RB Series 2004C-6
      DN (Citibank LOC) (A-1+, VMIG-1)
      3.02%(b)                                            05/02/05     9,750     9,750,000
   California Economic Recovery RB Series 2004C-7
      DN (BNP Paribas LOC) (A-1+, VMIG-1, F-1+)
      3.02%(b)                                            05/02/05    14,870    14,870,000
   California Educational Facilities Authority RB (Art
      Center Design College Project) Series 2002A DN
      (M&T Bank Corp. SBPA) (VMIG-1)
      3.08%(b)                                            05/09/05     3,645     3,645,000
   California Educational Facilities Authority RB
      (Pomona College Project) Series 2005B DN
      (A-1+, VMIG-1)
      2.99%(b)                                            05/09/05     2,000     2,000,000

                                                                         PAR
                                                            MATURITY    (000)       VALUE
                                                            --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
   California Educational Facilities Authority RB (Santa
      Clara University Project) Series 2002B DN (MBIA
      Insurance, M&T Bank Corp. SBPA) (VMIG-1)
      3.00%(b)                                              05/09/05   $ 2,000   $ 2,000,000
   California GO (ABN-AMRO Munitops Trust
      Certificates) Series 2003 DN (AMBAC Insurance,
      ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
      3.02%(b)                                              05/09/05     6,000     6,000,000
   California GO (Kindergarten University Project)
      Series 2004A-4 DN (Calston LOC) (A-1+, VMIG-1)
      2.93%(b)                                              05/02/05     5,000     5,000,000
   California GO (Kindergarten-University Project)
      Series 2004A-5 DN (Citibank LOC)
      (A-1+, VMIG-1, F-1+)
      3.02%(b)                                              05/02/05     4,900     4,900,000
   California GO (Wachovia Merlots Trust Receipts)
      Series 2002A-47 DN (MBIA Insurance, Wachovia
      Bank N.A. LOC) (VMIG-1)
      3.05%(b)                                              05/09/05     6,460     6,460,000
   California GO BAN (A-1, P-1)
      1.98%(b)                                              05/02/05    15,300    15,299,652
   California GO Series 1997 SG-91 DN (FGIC
      Insurance, Societe Generale LOC) (A-1+)
      3.01%(b)                                              05/09/05    10,120    10,120,000
   California GO Series 2003C-1 DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1, VMIG-1)
      3.00%(b)                                              05/09/05     3,000     3,000,000
   California GO Series 2004A RAN (SP-1, MIG-1)
      3.00%                                                 06/30/05    10,000    10,020,539
   California GO Series 2005 ROC-RR-II-R-2185 DN
      (AMBAC Insurance, Citigroup Global Marketing
      Liquidity Facility) (VMIG-1)
      3.02%(b)                                              05/09/05     3,070     3,070,000
   California Health Facilities Financing Authority RB
      (Catholic Healthcare West Project) Series 1988B
      DN (MBIA Insurance, Morgan Guaranty Trust
      SBPA) (A-1+, VMIG-1)
      3.03%(b)                                              05/09/05     2,000     2,000,000
   California Health Facilities Financing Authority RB
      Series 1999 PA-587 DN (Merrill Lynch Capital
      Services Guaranty) (A-1+)
      3.05%(b)                                              05/09/05    11,000    11,000,000
   California Health Facilities Financing Authority RB
      Series 2002-591 DN (Morgan Stanley Liquidity
      Facility) (A-1+)
      3.04%(b)                                              05/09/05     8,700     8,700,000
   California Infrastructure & Economic Development
      Bank RB (Academy of Motion Pictures Arts &
      Science Project) Series 2002 DN (AMBAC
      Insurance, J.P. Morgan Chase LOC)
      (A-1+, VMIG-1)
      3.00%(b)                                              05/09/05     2,500     2,500,000
   California Infrastructure & Economic Development
      Bank RB (Asian Art Museum Foundation Project)
      Series 2003 DN (MBIA Insurance, J.P. Morgan
      Chase Bank SBPA) (A-1+)
      3.04%(b)                                              05/02/05    14,800    14,800,000
   California Infrastructure & Economic Development
      Bank RB (Colburn School Project) Series 2005A
      DN (Bank of America LOC) (VMIG-1)
      2.98%(b)                                              05/09/05    15,000    15,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              51

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                        CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
   California Infrastructure & Economic Development
      Bank RB (J. Paul Getty Trust Project) Series
      2003B MB (J. Paul Getty Trust Guaranty)
      (A-1+, MIG-1)
      2.25%                                               02/02/06   $ 5,000   $ 5,000,000
   California RB (Municipal Securities Trust Receipts)
      Series 1997 SGA-58 DN (FGIC Insurance, Societe
      Generale SBPA) (SP-1+, VMIG-1)
      3.00%(b)                                            05/09/05     5,000     5,000,000
   California Statewide Communities Development
      Authority RB (Plan Nine Partners Project) Series
      2005A DN (Union Bank of California LOC) (A-1)
      3.03%(b)                                            05/09/05     6,415     6,415,000
   California Statewide Financing Authority for
      Tobacco Settlement RB (Merrill Lynch P-Float
      Trust Receipts) Series 2005 PA-1287 DN (Merrill
      Lynch & Co. Guaranty, Merrill Lynch Capital
      Services SBPA) (F-1+)
      3.08%(b)                                            05/09/05     2,500     2,500,000
   Clovis County Unified School District GO (Merrill
      Lynch P-Float Trust Receipts) Series 2005-PZ-42
      DN (FGIC Insured, Merrill Lynch Capital Services
      SBPA) (AAA, F-1+)
      3.11%(b)                                            05/09/05     1,330     1,330,000
   East Bay Utilities District Wastewater Systems RB
      Series 2003B DN (Credit Locale de France LOC)
      (A-1+, VMIG-1, AAA)
      2.94%(b)                                            05/09/05    12,000    12,000,000
   Fontana Public Financing Authority for Tax
      Allocation RB (Putters Project) Series 2005-707
      DN (AMBAC Insurance, J.P. Morgan Chase Bank
      Liquidity Facility) (A-1+)
      3.02%(b)                                            05/09/05     2,000     2,000,000
   Foothill-De Anza Community College GO Series
      2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
      3.05%(b)                                            05/09/05     8,175     8,175,000
   Fresno County GO Series 2004-5 TRAN (SP-1+)
      3.00%                                               06/30/05     5,000     5,011,489
   Glendale Hospital RB Series 2002-590 DN (Morgan
      Stanley Group LOC) (A-1+)
      3.04%(b)                                            05/09/05     8,100     8,100,000
   Golden State Tobacco Securitization Corp. RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2004 PA-1236 DN (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Capital Services SBPA) (F-1+)
      3.08%(b)                                            05/09/05     2,200     2,200,000
   Golden State Tobacco Securitization Corp. RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2004 PA-1237 DN (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Capital Services SBPA) (F-1+)
      3.08%(b)                                            05/09/05     2,740     2,740,000
   Golden State Tobacco Securitization Corp. RB
      (Putters Project) Series 2005-726 DN (FGIC
      Insurance, J.P. Morgan Chase Bank Liquidity
      Facility) (VMIG-1)
      3.02%(b)                                            05/09/05     4,200     4,200,000
   Golden State Tobacco Settlement Securitization
      Corp. RB (Merrill Lynch P-Float Trust Receipts)
      Series 2004 PT-2338 DN (Merrill Lynch Capital
      Services SBPA) (F1+)
      3.08%(b)                                            05/09/05     1,745     1,745,000
   Golden State Tobacco Settlement Securitization
      Corp. RB Series 2004 ROC-RR-II-285X DN
      (Citibank Liquidity Facility, XLCA Credit
      Support) (AAA)
      3.04%(b)                                            05/09/05     4,995     4,995,000

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
   Golden State Tobacco Settlement Securitization
      Corp. RB Series 2004 ROC-RR-II-287X DN
      (Citibank Liquidity Facility) (A-1+)
      3.04%(b)                                            05/09/05   $ 3,540   $ 3,540,000
   Hemet Multi-Family Housing RB (Sunwest
      Retirement Project) Series 1999A DN (Federal
      Home Loan Mortgage Corp. Guaranty) (A-1+)
      3.00%(b)                                            05/09/05     7,650     7,650,000
   Irvine Improvement Board Act of 1915 (Assessment
      District No. 87-8) Special Assessment Limited
      Obligation Series 1999 DN (Kredietbank LOC)
      (A-1, VMIG-1)
      3.01%(b)                                            05/02/05     5,846     5,846,000
   Irvine Improvement Board Act of 1915 (Assessment
      District No. 89-10) Special Assessment Limited
      Obligation Series 1990 DN (Bayerische
      Landesbank Girozentrale LOC) (VMIG-1, F-1)
      3.06%(b)                                            05/02/05     7,000     7,000,000
   Las Virgenes Unified School District COP Series
      2003 DN (Dexia Credit Local SBPA)
      (A-1+, VMIG-1)
      3.00%(b)                                            05/09/05     6,900     6,900,000
   Long Beach Aquarium of the Pacific RB Series
      1995A MB (MBIA Insurance) (AAA, Aaa)
      6.12%                                               07/01/05     1,000     1,027,754
   Los Angeles County Housing Authority Multi-Family
      Housing RB (Lincoln Malibu Meadows Project)
      Series 1998B DN (Federal National Mortgage
      Association Guaranty) (A-1+)
      3.00%(b)                                            05/09/05     4,350     4,350,000
   Los Angeles County Public Works Finance Authority
      Lease RB Series 2000J DN (AMBAC Insurance,
      Wachovia Bank N.A. LOC) (VMIG-1)
      3.05%(b)                                            05/09/05     5,000     5,000,000
   Los Angeles County Water & Power RB (Power
      System Project) Series 2002A-2 DN (Bayerische
      Landesbank Girozentrale LOC) (A-1+, VMIG-1)
      3.00%(b)                                            05/09/05    22,400    22,400,000
   Los Angeles County Water & Power RB (Power
      System Project) Series 2002A-8 DN (Multiple
      LOCs) (A-1+, VMIG-1)
      2.99%(b)                                            05/09/05     5,100     5,100,000
   Los Angeles Unified School District GO (ABN-AMRO
      Munitops Trust Certificates) Series 1999C DN
      (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
      (VMIG-1)
      3.02%(b)                                            05/09/05     4,600     4,600,000
   Los Angeles Unified School District GO Series
      1997E DN (MBIA Insurance, Wachovia Bank N.A.
      LOC) (VMIG-1)
      3.05%(b)                                            05/09/05     4,980     4,980,000
   Los Angeles Wastewater Systems RB Series 2002A
      DN (FGIC Insurance, Bank of America N.A.
      Liquidity Facility) (A-1+)
      3.02%(b)                                            05/09/05     5,000     5,000,000
   Los Angeles Wastewater Systems Subordinate RB
      Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
      2.15%(b)                                            12/15/05     6,000     6,000,000
   Los Angeles Water & Power RB (Power Systems
      Project) MB (Dexia Credit Local LOC) (A-1+, P-1)
      2.02%                                               05/06/05     8,000     8,000,000
   Los Angeles Water & Power RB (Power Systems
      Project) Series 2002A-5 DN (Multiple LOCs)
      (A-1+, VMIG-1)
      2.97%(b)                                            05/09/05     3,700     3,700,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

52

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                        CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                             PAR
                                                                MATURITY    (000)       VALUE
                                                                --------   -------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
   Metropolitan Water District of Southern California
      Waterworks RB Series 2004C DN (Credit Locale
      de France LOC) (A-1+, VMIG-1)
      2.95%(b)                                                  05/09/05   $ 2,085   $ 2,085,000
   Newport Beach Hospital RB (Hoag Memorial
      Presbyterian Hospital Project) Series 1999A DN
      (A-1+, VMIG-1)
      2.95%(b)                                                  05/09/05     5,400     5,400,000
   Oakland Unified School District of Alameda County
      GO (Bear Stearns Trust Certificates) Series
      2002A-9035 DN (FGIC Insurance, Bear Stearns
      Capital Markets Liquidity Facility) (A-1)
      3.00%(b)(c)                                               05/09/05    11,095    11,095,000
   Pacific Housing & Finance Agency RB (Lease
      Revenue Pass-Through Obligation) Series 2001A
      DN (Societe Generale LOC) (A-1+)
      3.08%(b)                                                  05/09/05     3,800     3,800,000
   Perris Unified High School District COP (School
      Funding Project) Series 2004 DN (FSA Insurance,
      Dexia Credit Locale SBPA) (A-1+, VMIG-1)
      3.00%(b)                                                  05/09/05     7,600     7,600,000
   Riverside County Certificates of Participation
      (Riverside County Public Facilities Project) Series
      1985B DN (State Street LOC) (A-1+, VMIG-1)
      2.95%(b)                                                  05/09/05     6,250     6,250,000
   Sacramento City Unified School District Series 2004
      TRAN (MIG-1)
      3.50%                                                     11/30/05     3,250     3,276,930
   Sacramento Municipal Utilities District RB
      (ABN-AMRO Munitops Trust Certificates) Series
      2003-17 DN (MBIA Insurance, ABN-AMRO Bank
      N.V. SBPA) (VMIG-1)
      3.02%(b)                                                  05/09/05    11,835    11,835,000
   Sacramento Municipal Utility District RB (Macon
      Trust Certificates) Series 2002M DN (AMBAC
      Insurance, Kredietbank N.V. LOC) (A-1+)
      3.02%(b)                                                  05/09/05     3,975     3,975,000
   Sacramento Unified School District GO (ABN-AMRO
      Munitops Trust Certificates) Series 2002-9 MB
      (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
      (MIG-1, F-1+)
      2.28%                                                     05/25/05    12,485    12,485,000
   San Bernardino County Multi-Family Housing RB
      (WLP Parkview Place Project) Series 2004A DN
      (Federal National Mortgage Association
      Guaranty) (A-1+, AAA)
      3.00%(b)                                                  05/09/05     4,720     4,720,000
   San Diego Public Facilities Financing Authority
      Lease RB (Merrill Lynch P-Float Trust Receipts)
      Series 2002 PPT-1002C DN (Kredietbank LOC)
      (A-1)
      3.04%(b)                                                  05/09/05    15,000    15,000,000
   San Francisco City & County Public Utilities RB
      (Commission for Clean Water Project) Series
      2003A DN (MBIA Insurance, Wachovia Bank N.A.
      LOC) (VMIG-1)
      3.05%(b)                                                  05/09/05     3,190     3,190,000
   San Jose Multi-Family Housing RB (Timberwood
      Apartments Project) Series 1995A DN (Wells
      Fargo Bank LOC) (VMIG-1)
      3.07%(b)                                                  05/09/05     2,390     2,390,000
   Santa Barbara County GO Series 2004A TRAN
      (SP-1+)
      3.00%                                                     07/26/05     4,850     4,866,764

                                                                      PAR
                                                          MATURITY    (000)      VALUE
                                                          --------   ------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
   Southern California Public Power Authority RB (San
      Juan Power Project) Series 2002 DN (FSA
      Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
      3.05%(b)                                            05/09/05   $4,190   $  4,190,000
   Tahoe Forest Hospital District RB (Health Facility
      Project) Series 2002 DN (U.S. Bank N.A. LOC)
      (VMIG-1)
      3.03%(b)                                            05/02/05    5,800      5,800,000
   Tobacco Settlement Financing Corporation RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2005 PA-1288 DN (Merrill Lynch Capital Services
      SBPA) (F-1+)
      3.09%(b)                                            05/09/05    2,000      2,000,000
   Val Verde Unified School District COP (Land Bank
      Progarm) Series 2004A DN (Bank of America
      LOC) (VMIG-1)
      2.98%(b)                                            05/09/05    2,600      2,600,000
   Vallecitos Water District of California Water
      Revenue COP (Twin Oaks Reservoir Project)
      Series 1998 DN (Credit Locale de France LOC)
      (A-1+, VMIG-1)
      3.00%(b)                                            05/09/05    3,000      3,000,000
   West Covina Unified School District GO Series
      2003-03-23 DN (MBIA Insurance, Banque
      Nationale de Paribas Liquidity Facility) (VMIG-1)
      3.01%(b)                                            05/09/05    6,870      6,870,000
   Yuba Community College District Series 2004 TRAN
      (SP-1)
      3.00%                                               09/09/05    3,000      3,015,257

                                                                              ------------
                                                                               513,329,122
                                                                              ============
Multi-State - 2.1%
   Puttable Floating Option Tax-Exempt Receipts RB
      Series 2005PZP-2 DN (Merrill Lynch Capital
      Services SBPA) (F-1+)
      3.14%(b)                                            05/09/05    2,660      2,660,001
   Puttable Floating Options for Tax-Exempt Receipts
      RB Series 2005A DN (Multiple LOCs, Merrill
      Lynch & Co. Inc. SBPA)
      3.09%(b)                                            05/09/05    5,500      5,500,000
   Puttable Floating Options for Tax-Exempt Receipts
      RB Series 2005-PZP-03 DN (Multiple LOCs,
      Merrill Lynch & Co. Inc. SBPA)
      3.09%(b)                                            05/09/05    3,930      3,930,000

                                                                              ------------
                                                                                12,090,001
                                                                              ============

Puerto Rico - 6.2%
   Commonwealth of Puerto Rico Electric Power
      Authority RB (Goldman Sachs Trust Receipts)
      Series 2002-1 DN (MBIA Insurance, Bank of New
      York SBPA) (A-1+)
      3.00%(b)                                            05/09/05    2,995      2,995,000
   Commonwealth of Puerto Rico GO (Tender Option
      Certificates) Series 2001 DN (FSA Insurance,
      Bank of New York Liquidity Facility) (A-1+)
      3.00%(b)                                            05/09/05    7,445      7,445,000
   Commonwealth of Puerto Rico Public Improvement
      GO Series 2002A ROCS-II-R-185 DN (FGIC
      Insurance, Salomon Smith Barney Liquidity
      Facility) (VMIG-1)
      3.00%(b)                                            05/09/05    3,705      3,705,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              53

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                        CALIFORNIA MONEY FUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                                                  PAR
                                                      MATURITY    (000)      VALUE
                                                      --------   ------   -----------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
   Commonwealth of Puerto Rico RB Series 2004
      TRAN (SP-1+, MIG-1)
      3.00%                                           07/29/05   $2,920   $ 2,929,517
   Puerto Rico Electric Power Authority RB Series
      1997 DN (Societe Generale LOC) (A-1+)
      2.98%(b)                                        05/09/05    1,300     1,300,000
   Puerto Rico Public Financing Corp. RB Series
      2001-520 MB (MBIA Insurance, Morgan Stanley
      Dean Witter Liquidity Facility) (VMIG-1)
      1.62%                                           08/10/05    6,345     6,345,000
   Puerto Rico Public Financing Corp. RB Series
      2004-911 DN (CIFG-TCRS Credit Support, Morgan
      Stanley Group Liquidity Facility) (AAA, F-1+)
      3.01%(b)                                        05/09/05   10,247    10,247,000

                                                                          -----------
                                                                           34,966,517
                                                                          ===========

TOTAL INVESTMENTS IN SECURITIES - 99.5%
   (Cost $560,385,640(a))                                           560,385,640
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                          2,606,486
                                                                   ------------
NET ASSETS - 100.0%
   (Equivalent to $1.00 per share based on 411,226,204
      Institutional Shares, 12,899,384 Dollar Shares, 210,128
      Cash Management Shares, 2,299,053 Administration Shares,
      33,685,337 Bear Stearns Shares, 2,154 Bear Stearns Premier
      Select Shares, 95,421,209 Bear Stearns Private Client
      Shares and 7,388,433 Bear Stearns Premier Shares
      outstanding)                                                 $562,992,126
                                                                   ============

                                                            VALUE
                                                            -----
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($411,100,802/411,226,204)           $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER DOLLAR
   SHARE ($12,894,209/12,899,384)                           $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER CASH
   MANAGEMENT SHARE ($210,114/210,128)                      $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   ADMINISTRATION SHARE ($2,298,634/2,299,053)              $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
   STEARNS SHARE ($33,683,708/33,685,337)                   $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
   STEARNS PREMIER CHOICE SHARE ($2,152/2,154)              $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
   STEARNS PRIVATE CLIENT SHARE ($95,414,066/95,421,209)    $1.00
                                                            =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR
   STEARNS PREMIER SHARE ($7,388,436/7,388,433)             $1.00
                                                            =====

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2005, the Fund held 2.0% of its net assets, with a current market value of $11,095,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                               NEW YORK MONEY FUND

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                          MATURITY    (000)      VALUE
                                                          --------   ------   ----------
MUNICIPAL BONDS - 99.5%
New York - 94.6%
   Beacon GO Series 2004 BAN
      3.25%                                               12/23/05   $3,722   $3,747,219
   Bethlehem Central School District GO Series 2004
      BAN
      3.00%                                               09/23/05    3,000    3,015,787
   Chester GO Series 2004 BAN
      3.00%                                               08/03/05    1,500    1,505,512
   City of New York GO (Citibank Trust Receipts) Series
      2003R ROC-II-251A DN (Citibank Liquidity
      Facility) (VMIG-1)
      3.06%(b)                                            05/09/05    5,000    5,000,000
   City of New York GO (Merrill Lynch P-Float Trust
      Receipts) Series 1997 DN (AMBAC Insurance,
      Societe Generale Liquidity Facility) (A-1+)
      3.02%(b)                                            05/09/05    1,760    1,760,000
   City of New York GO (Morgan Stanley Trust
      Receipts) Series 2002-725X DN (FSA Insurance,
      Morgan Stanley Group Liquidity Facility) (VMIG-1)
      3.01%(b)                                            05/09/05    2,144    2,143,750
   City of New York GO (Wachovia Merlots Trust
      Receipts) Series 2004C-09 DN (MBIA Insurance,
      Wachovia Bank N.A. SBPA) (VMIG-1)
      3.06%(b)                                            05/09/05    2,995    2,995,000
   City of New York GO Series 1993A-4 DN
      (Landesbank Baden-Wurttemberg LOC)
      (A-1, VMIG-1, AAA)
      3.05%(b)                                            05/02/05      200      200,000
   City of New York GO Series 1994H-2 DN (MBIA
      Insurance) (A-1+, VMIG-1)
      3.05%(b)                                            05/02/05      600      600,000
   City of New York GO Series 1994H-4 DN
      (Kredietbank N.V. LOC) (A-1, VMIG-1)
      2.98%(b)                                            05/09/05    1,100    1,100,000
   City of New York GO Series 2002C-3 DN (Banque
      Nationale de Paribas LOC) (A-1+, VMIG-1)
      2.91%(b)                                            05/09/05    1,400    1,400,000
   City of New York GO Series 2003A-2 DN (Bank of
      America N.A. LOC) (A-1, VMIG-1)
      3.00%(b)                                            05/09/05    2,500    2,500,000
   City of New York GO Series 2003A-5 DN (HSBC
      Bank LOC) (A-1)
      2.97%(b)                                            05/09/05    1,000    1,000,000
   City of New York GO Series 2004B MB (Aaa)
      6.38%                                               08/15/05    5,900    6,033,683
   City of New York GO Series 2004H-8 DN
      (WestDeutsche Landesbank Girozentrale LOC)
      (A-1+, VMIG-1)
      2.94%(b)                                            05/09/05    6,210    6,210,000
   City of New York Housing Development Corp. Multi
      Family Rental Housing RB (Columbus
      Apartments Project) Series 1995A DN (Federal
      National Mortgage Association Guaranty) (A-1+)
      3.00%(b)                                            05/09/05    1,600    1,600,000
   City of New York Housing Development Corp. Multi
      Family Rental Housing RB (Parkgate
      Development Project) Series 1998A DN (Federal
      National Mortgage Association Guaranty) (A-1+)
      2.94%(b)                                            05/09/05    2,000    2,000,000
   City of New York Housing Development Corp. Multi
      Family Rental Housing RB (Related Monterey
      Project) Series 1997A DN (Federal National
      Mortgage Association Guaranty) (A-1+)
      3.00%(b)                                            05/09/05      100      100,000

                                                                         PAR
                                                            MATURITY    (000)      VALUE
                                                            --------   ------   ----------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York IDA Civic Facilities RB (Abraham
      Joshua Heschel Project) Series 2002 DN (M&T
      Bank Corp. LOC) (VMIG-1)
      3.03%(b)                                              05/09/05   $2,000   $2,000,000
   City of New York IDA Civic Facilities RB (French
      Institute Alliance Project) Series 2005 DN (M&T
      Bank LOC) (VMIG-1)
      3.05%(b)                                              05/09/05    2,525    2,525,000
   City of New York IDA Civic Facilities RB (Hewitt
      School Project) Series 2002 DN (Allied Irish Bank
      LOC) (VMIG-1)
      3.00%(b)                                              05/09/05    1,600    1,600,000
   City of New York IDA Civic Facilities RB (The Birch
      Wathen Lenox School Project) Series 2004 DN
      (Allied Irish Bank LOC) (VMIG-1)
      3.00%(b)                                              05/09/05    2,625    2,625,000
   City of New York Municipal Water Finance Authority
      RB (Citigroup Trust Receipts, Water & Sewer
      Systems Project) Series 2004R-4061 ROC-II DN
      (Citigroup Global Market Holdings, Inc. SBPA)
      (VMIG-1)
      3.02%(b)                                              05/09/05    2,990    2,990,000
   City of New York Municipal Water Finance Authority
      RB (Water & Sewer System Project) Series 1994G
      DN (FGIC Insurance) (A-1+, VMIG-1)
      3.02%(b)                                              05/02/05      100      100,000
   City of New York Municipal Water Finance Authority
      RB (Water & Sewer Systems Project) Series
      2002C-1 DN (State Street Bank & Trust Co. LOC)
      (A-1+, VMIG-1)
      3.05%(b)                                              05/02/05    2,900    2,900,000
   City of New York Municipal Water Finance Authority
      Water & Sewer System RB Series 2000C DN
      (Dexia Credit SBPA) (A-1+, VMIG-1)
      2.96%(b)                                              05/02/05    4,200    4,200,000
   City of New York Transitional Finance Authority
      Financing RB (Citibank Eagle Trust Reciepts)
      Series 1994C DN (AMBAC Insurance, Citibank
      Liquidity Facility) (VMIG-1)
      3.02%(b)                                              05/09/05    8,000    8,000,000
   City of New York Transitional Finance Authority
      Financing RB (Citibank Eagle Trust Receipts)
      Series 2000 DN (Citibank Liquidity Facility) (A-1+)
      3.02%(b)                                              05/09/05    9,900    9,900,000
   City of New York Transitional Finance Authority
      Financing RB (Citibank Eagle Trust Receipts)
      Series 2001 DN (Citibank Liquidity Facility) (A-1+)
      3.02%(b)                                              05/09/05    3,300    3,300,000
   City of New York Transitional Finance Authority
      Financing RB (Future Tax Secured Bonds) Series
      1998A-1 DN (Morgan Guaranty Trust LOC)
      (A-1+, VMIG-1)
      3.04%(b)                                              05/09/05    1,400    1,400,000
   City of New York Transitional Finance Authority
      Financing RB (Future Tax Secured Bonds) Series
      1998A-2 DN (Morgan Guaranty Trust LOC)
      (A-1+, VMIG-1)
      2.98%(b)                                              05/09/05      300       300,000
   City of New York Transitional Finance Authority RB
      Series 2002-2E DN (New York State Common
      Retirement Fund SBPA) (A-1+, VMIG-1)
      2.94%(b)                                              05/09/05    2,800     2,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              55

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                         NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)      VALUE
                                                         --------   ------   ----------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York Trust for Cultural Resources RB
      (Manhattan School of Music Project) Series 2000
      DN (First Union National Bank SBPA) (A-1)
      2.95%(b)                                           05/09/05   $1,900   $1,900,000
   City of New York Trust for Cultural Resources RB
      (The Museum of Broadcasting Project) Series
      1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
      2.96%(b)                                           05/09/05    2,400    2,400,000
   Dormitory Authority of the State of New York RB
      (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
      National Bank LOC) (A-1)
      3.00%(b)                                           05/09/05    3,440    3,440,000
   Dormitory Authority of the State of New York RB
      (Mental Health Services Project) Series 2003D-2B
      DN (Credit Locale de France LOC) (A-1+)
      2.92%(b)                                           05/09/05      600      600,000
   Dormitory Authority of the State of New York RB
      (Park Ridge Hospital Project) Series 2005 DN
      (J.P. Morgan Chase LOC)
      3.00%(b)                                           05/09/05    5,000    5,000,000
   Dormitory Authority of the State of New York RB
      (Teresian House Housing Corp. Project) Series
      2003 DN (Lloyds Bank LOC) (A-1+)
      3.00%(b)                                           05/09/05    4,800    4,800,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-30 DN (AMBAC Insurance, Wachovia Bank
      N.A. SBPA) (VMIG-1)
      3.06%(b)                                           05/09/05    2,980    2,980,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Reciepts) Series 2003
      DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
      (VMIG-1)
      3.06%(b)                                           05/09/05    7,185    7,185,000
   Dormitory Authority of the State of New York RB
      Series 2001D DN (MBIA Insurance, Bank of
      America SBPA) (A-1+)
      3.02%(b)                                           05/09/05    1,900    1,900,000
   East Hampton Unified School District GO Series
      2004 TAN
      3.00%                                              06/29/05    1,000    1,002,475
   Erie County Asset Securitization Corp. RB (Merrill
      Lynch P-Float Trust Receipts) Series 2003
      PA-1213 DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.08%(b)                                           05/09/05    3,620    3,620,000
   Erie County Civic Facilities IDRB (Hauptman-
      Woodward Project) Series 2004 DN (KeyBank
      N.A. LOC)
      3.07%(b)                                           05/09/05    2,300    2,300,000
   Franklin County IDA Civic Facility RB (Paul Smith's
      College Project) Series 1998 DN (KeyBank N.A.
      LOC)
      3.07%(b)                                           05/09/05    3,145    3,145,000
   Huntington Unified Free School District GO Series
      2004 TAN
      3.00%                                              06/29/05    2,000    2,004,856
   Jay Street Development Corporation Facility Lease
      RB (Jay Street Project) Series 2001A-2 DN
      (Landesbank Hessen-Thuringen Girozentrale
      LOC) (A-1+, VMIG-1)
      2.94%(b)                                           05/02/05    2,100    2,100,000
   Lawrence Union Free School District GO Series
      2004 TAN
      3.00%                                              06/29/05    3,000    3,007,258

                                                                       PAR
                                                          MATURITY    (000)       VALUE
                                                          --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Long Island Power Authority Electrical System RB
      Series 1998-7 DN (MBIA Insurance, Credit Suisse
      First Boston SBPA) (A-1+, VMIG-1)
      3.00%(b)                                            05/09/05   $ 1,650   $ 1,650,000
   Metropolitan Transportation Authority GO Series
      2004A-1 DN (XLCA Insurance, Depfa Bank PLC
      SBPA) (A-1+, VMIG-1)
      3.00%(b)                                            05/09/05     2,000     2,000,000
   Metropolitan Transportation Authority GO Series
      2004A-3 DN (XLCA Insurance, Depfa Bank PLC
      SBPA) (A-1+, VMIG-1)
      3.00%(b)                                            05/09/05     2,000     2,000,000
   Metropolitan Transportation Authority RB
      (Dedicated Tax Fund) Series 2002B DN (FSA
      Insurance, Dexia Credit SBPA) (A-1+)
      2.95%(b)                                            05/09/05     2,000     2,000,000
   Metropolitan Transportation Authority RB (Piper
      Jaffray Trust Certificates) Series 2002F DN (Bank
      of New York LOC) (VMIG-1)
      3.02%(b)                                            05/09/05     5,674     5,674,500
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2002A-43 DN (FGIC Insurance, Wachovia Bank
      N.A. Liquidity Facility) (VMIG-1)
      3.06%(b)                                            05/09/05     2,445     2,445,000
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2003B-25 DN (FGIC Insurance, Wachovia Bank
      N.A. Liquidity Facility) (VMIG-1)
      3.06%(b)                                            05/09/05     4,980     4,980,000
   Metropolitan Transportation Authority RB Series
      2002D-1 DN (FSA Insurance, Westdeutsche
      Landesbank SBPA) (A-1+, VMIG-1)
      2.98%(b)                                            05/09/05     2,710     2,710,000
   Metropolitan Transportation Authority RB Series
      2005 TECP (ABN-AMRO Bank N.V. LOC)
      (A-1+, P-1)
      2.00%                                               05/03/05     7,000     7,000,000
      1.98%                                               05/05/05     3,000     3,000,000
   Monroe County IDA Civic Facility RB (Sigal Center
      Project) Series 2004 DN (M&T Bank Corp. LOC)
      (VMIG-1)
      3.05%(b)                                            05/09/05     1,700     1,700,000
   Monroe County IDA Civic Facility RB (St. John
      Fisher College Project) Series 2005 DN (Fleet
      National Bank SBPA) (A-1+)
      3.02%(b)                                            05/09/05     3,000     3,000,000
   Monroe County IDA Civic Facility RB (YMCA of
      Greater Rochester Project) Series 2004 DN (M&T
      Bank Corp. LOC) (A-1)
      3.05%(b)                                            05/09/05     2,750     2,750,000
   Monroe County IDRB Series 2002A DN (M&T Bank
      Corp. LOC) (VMIG-1)
      3.08%(b)                                            05/09/05     2,500     2,500,000
   Monroe County Tobacco Settlement Asset
      Securitization Corporation RB Series 2003
      PA-1210 DN (Merrill Lynch & Co. Guaranty) (F-1+)
      3.08%(b)                                            05/09/05    15,000    15,000,000
   Nassau County Intermediate Finance Authority RB
      Series 2002B DN (FSA Insurance, Banque
      Nationale de Paribas SBPA) (A-1+, VMIG-1)
      3.00%(b)                                            05/09/05     2,535     2,535,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                         NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)      VALUE
                                                         --------   ------   ----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Nassau Health Care Corp. RB Series 2004C-1 DN
      (FSA Guaranty) (A-1+, VMIG-1)
      2.98%(b)                                           05/09/05   $3,000   $3,000,000
   New York GO Series 2000B MB (Dexia Credit, Credit
      Locale de France LOC) (A-1+, MIG-1)
      1.58%                                              08/05/05    2,000    2,000,000
   New York Housing Finance Agency RB (Tribeca
      Green Housing Project) Series 2003A DN
      (Landesbank Hessen-Thuringen Girozentrale
      LOC) (VMIG-1)
      3.00%(b)                                           05/09/05      600      600,000
   New York IDA Liberty RB (One Bryant Park LLC
      Project) Series 2004A DN (Bank Of America N.A.
      LOC)
      2.97%(b)                                           05/09/05    4,000    4,000,000
   New York Local Government Assistance
      Corporation RB Series 1995G DN (Bank of Nova
      Scotia LOC) (A-1+, VMIG-1)
      2.96%(b)                                           05/09/05    2,300    2,300,000
   New York State Environmental Facilities Corp. RB
      (Citibank Eagle Trust Receipts) (Clean Water &
      Drinking Project) Series 2003A DN (Citibank
      Liquidity Facility) (A-1+)
      3.02%(b)                                           05/09/05    5,710    5,710,000
   New York State Environmental Facilities Corp. RB
      (Citigroup Trust Receipts) (Facscorp Clean Water
      & Drinking Project) Series 2003R-2014 ROC II DN
      (Citibank Liquidity Facility) (VMIG-1)
      3.02%(b)                                           05/09/05    2,680    2,680,000
   New York State Environmental Facilities Corp. RB
      (Citigroup Trust Receipts) (Facscorp Clean Water
      & Drinking Project) Series 2003R-4001 ROC II DN
      (Citibank Liquidity Facility) (VMIG-1)
      3.02%(b)                                           05/09/05    1,590    1,590,000
   New York State Housing Finance Agency RB (10
      Liberty Street Project) Series 2003 DN (Fleet
      National Bank LOC) (VMIG-1)
      3.00%(b)                                           05/09/05    3,900    3,900,000
   New York State Housing Finance Agency RB
      (Normandie Court I Project) Series 1991A DN
      (Societe Generale LOC) (A-1+, VMIG-1)
      2.97%(b)                                           05/09/05    1,600    1,600,000
   New York State Local Government Assistance
      Corporation RB Series 1994B DN (Credit Suisse
      LOC) (A-1+, VMIG-1)
      2.95%(b)                                           05/09/05    2,000    2,000,000
   New York State Power Authority GO Series 1985 MB
      (Credit Locale de France LOC) (A-1+, VMIG-1)
      2.15%                                              09/01/05    1,500    1,500,000
   New York State Thruway Authority RB Series 2005
      TECP (Landesbank Hessen-Thuringen
      Girozentrale LOC) (A-1+, P-1)
      2.02%(b)                                           05/09/05    3,000    3,000,000
   New York State Urban Development Corporation RB
      (Wachovia Bank Merlots Trust Receipts) Series
      2005C-01 DN (MBIA Insurance) (VMIG-1)
      3.06%(b)                                           05/09/05    3,000    3,000,000
   New York Transitional Finance Authority RB Series
      2003-2D DN (Retail Food Stores LOC)
      (A-1+, VMIG-1)
      2.92%(b)                                           05/09/05    2,300    2,300,000
   Onondaga County IDA Civic Facility RB (Crouse
      Health Hospital Project) Series 2003A DN (M&T
      Bank Corp. LOC) (VMIG-1)
      3.08%(b)                                           05/09/05    3,000    3,000,000

                                                                      PAR
                                                         MATURITY    (000)       VALUE
                                                         --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
   Onondaga County IDA Civic Facility RB (YMCA
      Greater Syracuse Project) Series 2003A DN
      (HSBC Bank LOC)
      3.07%(b)                                           05/09/05   $ 4,000   $ 4,000,000
   Port Authority of New York & New Jersey RB
      (ABN-AMRO Munitops Trust Certificates) Series
      2000-19 DN (MBIA Insurance, ABN-AMRO Bank
      N.V. SBPA) (VMIG-1, F-1+)
      3.01%(b)                                           05/09/05     6,670     6,670,000
   Putnam County GO Series 2005 TAN
      3.25%                                              12/14/05     3,000     3,021,816
   Rensselaer County Civic Facilities IDRB (The Sage
      Colleges Project) Series 2002A DN (M&T Bank
      Corp. LOC) (VMIG-1)
      3.08%(b)                                           05/09/05     2,800     2,800,000
   Rockland County IDRB (Northern Manor Multicare
      Project) Series 2002 DN (M&T Bank Corp. LOC)
      (VMIG-1)
      3.07%(b)                                           05/09/05     5,060     5,060,000
   Scarsdale Union Free School District GO Series
      2004 TAN
      3.00%                                              06/29/05     4,100     4,109,791
   Schenectady County IDA Civic Facility RB
      (Sunnyview Project) Series 2003B DN (KeyBank
      N.A. LOC) (VMIG-1)
      3.02%(b)                                           05/09/05     2,390     2,390,000
   Sullivan County GO Series 2004 BAN
      2.75%                                              09/09/05     2,000     2,007,767
      3.00%                                              09/09/05     2,000     2,009,532
   Syosset Central School District GO Series 2004 TAN
      3.00%                                              06/29/05     4,000     4,009,036
   Syracuse RB Series 2004C RAN (Bank of New York
      LOC) (MIG-1)
      2.75%                                              06/30/05     3,000     3,005,827
   Syracuse RB Series 2004E RAN (Depfa Bank LOC)
      (MIG-1)
      3.00%                                              06/30/05     2,000     2,003,853
   Tompkins County IDA Civic Facility RB (Ithaca
      College Project) Series 2004 DN (XLCA Insurance,
      Bank of America N.A. SBPA) (VMIG-1)
      3.00%(b)                                           05/09/05     3,000     3,000,000
   Triborough Bridge & Tunnel Authority RB
      (ABN-AMRO Munitops Trust Certificates) Series
      2002-14 DN (AMBAC Insurance, ABN-AMRO
      Bank N.V. SBPA) (VMIG-1)
      3.01%(b)                                           05/09/05     4,240     4,240,000
   Triborough Bridge & Tunnel Authority RB (Bear
      Stearns Municipal Trust Certificates) Series
      2002-210 DN (Bear Stearns Liquidity Facility)
      (A-1+)
      3.00%(b)(c)                                        05/09/05    10,100    10,100,000
   Triborough Bridge & Tunnel Authority RB (Citibank
      Eagle Trust Receipts) Series 2003A DN (FGIC
      Insurance, Citibank Liquidity Facility) (A-1+)
      3.02%(b)                                           05/09/05     2,000     2,000,000
   Triborough Bridge & Tunnel Authority RB (Morgan
      Stanley Trust Receipts) Series 2004-922 DN
      (Morgan Stanley Liquidity Facility) (F-1+)
      3.01%(b)                                           05/09/05     4,200     4,200,000
   Triborough Bridge & Tunnel Authority Special
      Obligation RB Series 2000C DN (FSA Insurance)
      (A-1+, VMIG-1)
      2.99%(b)                                           05/09/05       490       490,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              57

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                         NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                         PAR
                                                            MATURITY    (000)       VALUE
                                                            --------   ------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Union Springs Central School District GO Series
      2004 BAN
      2.50%                                                 06/30/05   $1,265   $  1,266,744
   Westchester County IDA Civic Facility RB (Northern
      Westchester Hospital Association Project) Series
      2004 DN (Commerce Bank N.A. LOC) (VMIG-1)
      3.14%(b)                                              05/09/05    2,500      2,500,000

                                                                                ------------
                                                                                 306,944,406
                                                                                ============
Puerto Rico - 4.9%
   Commonwealth of Puerto Rico Highway &
      Transportation Authority RB (Merrill Lynch
      P-Float Trust Receipts) Series 2002 PT-1052 DN
      (Merrill Lynch Capital Services Liquidity Facility)
      (A-1)
      3.02%(b)                                              05/09/05    4,100      4,100,000
   Commonwealth of Puerto Rico RB Series 2004
      TRAN (SP-1+, MIG-1)
      3.00%                                                 07/29/05    1,825      1,830,948
   Puerto Rico Public Financing Corp. RB Series
      2004-911 DN (CIFG-TCRS Credit Support, Morgan
      Stanley Group Liquidity Facility) (AAA, F-1+)
      3.01%(b)                                              05/09/05    4,797      4,797,000
   Puerto Rico Public Financing Corp. RB Series 2004
      DN (Citibank Liquidity Facility) (A-1+)
      3.00%(b)                                              05/09/05    5,170      5,170,000

                                                                                ------------
                                                                                  15,897,948
                                                                                ============
TOTAL INVESTMENTS IN SECURITIES - 99.5%
   (Cost $322,842,354(a))                                                        322,842,354
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.5%                                                              1,504,949
                                                                                ------------
NET ASSETS - 100.0% (Equivalent to $1.00 per share based
   on 205,970,804 Institutional Shares, 3,962,880 Dollar
   Shares, 405,100 Cash Management Shares, 15,974,497
   Administration Shares, 17,540,785 Bear Stearns Shares,
   2,153 Bear Stearns Premier Choice Shares, 77,398,745
   Bear Stearns Private Client Shares, and 2,998,911
   Bear Stearns Premier Shares outstanding)                                     $324,347,303
                                                                                ============

                                                                  VALUE
                                                                  -----
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($206,062,258/205,970,804)                 $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER DOLLAR SHARE
   ($3,964,389/3,962,880)                                         $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER CASH
   MANAGEMENT SHARE ($405,100/405,100)                            $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   ADMINISTRATION SHARE ($15,974,498/15,974,497)                  $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR STEARNS
   SHARE ($17,541,258/17,540,785)                                 $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR STEARNS
   PREMIER CHOICE SHARE ($2,155/2,153)                            $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR STEARNS
   PRIVATE CLIENT SHARE ($77,398,732/77,398,745)                  $1.00
                                                                  =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER BEAR STEARNS
   PREMIER SHARE ($2,998,913/2,998,911)                           $1.00
                                                                  =====

----------
(a)  Aggregate cost for Federal income tax purposes.

(b)  Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2005, the Fund held 3.1% of its net assets, with a current market value of $10,100,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                         NEW YORK MONEY FUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                         Key to Investment Abbreviations
                        for all Statements of Net Assets

AMBAC   American Municipal Bond Assurance Corp.
AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
DN      Demand Note (Variable Rate)
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assurance
GO      General Obligation
IDA     Industrial Development Authority
IDRB    Industrial Development Revenue Bond
LOC     Letter of Credit
MB      Municipal Bond
MBIA    Municipal Bond Insurance Association
PCRB    Pollution Control Revenue Bond
RAN     Revenue Anticipation Note
RB      Revenue Bond
SBPA    Stand-by Bond Purchase Agreement
TAN     Tax Anticipation Note
TECP    Tax Exempt Commercial Paper
TRAN    Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              59

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

                                                 TEMPFUND       TEMPCASH       FEDFUND
                                               ------------   ------------   -----------
Investment Income:
   Interest income .........................   $342,831,168   $125,841,183   $29,196,483
                                               ------------   ------------   -----------
Expenses:
   Investment advisory fee .................     11,323,206      5,264,916     1,420,509
   Administration fee ......................     14,582,076      5,713,469     1,900,098
   Custodian fee ...........................        836,365        303,316        77,803
   Transfer agent fee ......................        740,034        222,780       160,532
   Shareholder servicing fees - class
      specific .............................      7,483,989        675,970       684,012
   Distribution fees - class specific ......      1,204,765              4       165,574
   Legal fees ..............................        223,527         82,670        19,919
   Audit fees ..............................         24,711         11,876         6,189
   Printing ................................         38,815         13,608         4,617
   Registration fees and expenses ..........         43,044         26,895        37,153
   Trustees' fees and expenses .............        123,404         42,854        10,380
   Other ...................................        309,254        110,524        46,827
                                               ------------   ------------   -----------
Total expenses .............................     36,933,190     12,468,882     4,533,613
                                               ------------   ------------   -----------
Less investment advisory and administration
   fees waived .............................     (3,276,945)    (2,844,556)   (1,240,284)
Less distribution fees waived - class
   specific ................................       (826,077)            (3)     (132,437)
Less shareholder servicing fees waived -
   class specific ..........................       (189,733)            (1)      (39,589)
Less custody fees paid indirectly ..........             --             --            --
                                               ------------   ------------   -----------
Net expenses ...............................     32,640,435      9,624,322     3,121,303
                                               ------------   ------------   -----------
Net investment income ......................    310,190,733    116,216,861    26,075,180
   Net realized gain (loss) from investment
      transactions .........................     (3,895,003)    (2,893,263)      (12,054)
                                               ------------   ------------   -----------
   Net increase in net assets resulting from
      operations ...........................   $306,295,730   $113,323,598   $26,063,126
                                               ============   ============   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60

                            BLACKROCK LIQUIDITY FUNDS

              FEDERAL TRUST   TREASURY TRUST                               CALIFORNIA    NEW YORK
   T-FUND          FUND            FUND          MUNIFUND      MUNICASH    MONEY FUND   MONEY FUND
-----------   -------------   --------------   -----------   -----------   ----------   ----------
$36,548,189    $1,081,331      $14,803,620     $23,340,066   $22,682,824   $4,866,681   $3,202,238
-----------    ----------      -----------     -----------   -----------   ----------   ----------
  1,871,202        54,782          789,292       1,929,198     1,852,628      522,213      347,867
  2,353,976        82,441        1,143,025       1,929,198     1,852,628      456,936      304,383
     97,741         2,843           45,951          75,103        72,418       15,647       10,470
    138,913         6,136           51,885          83,539        81,740       30,208       21,170
  1,054,186         8,867          513,760         695,866        93,395      226,140      223,809
         --            --               --         215,048             4      149,236      144,519
     29,418           945           12,025          23,147        24,507       13,933       10,360
      7,843         4,113            3,844           9,253         8,736        5,044        5,323
      6,734           217            2,051           6,936         6,577        1,398          589
     30,747        15,727           17,698          41,018        27,025       12,953        9,292
     16,595            --            6,505          11,148        14,206          415        1,553
     52,496         4,668           22,265          35,311        35,278        9,462       10,420
-----------    ----------      -----------     -----------   -----------   ----------   ----------
  5,659,851       180,739        2,608,301       5,054,765     4,069,142    1,443,585    1,089,755
-----------    ----------      -----------     -----------   -----------   ----------   ----------
 (1,396,143)      (77,429)        (732,895)     (1,652,203)   (1,606,165)    (545,998)    (373,561)
         --            --               --        (149,316)           (4)    (127,041)    (139,635)
         --            --               --          (1,220)           (2)      (1,132)        (884)
    (26,244)          (13)              --         (57,115)      (62,729)      (5,384)      (4,405)
-----------    ----------      -----------     -----------   -----------   ----------   ----------
  4,237,464       103,297        1,875,406       3,194,911     2,400,242      764,030      571,270
-----------    ----------      -----------     -----------   -----------   ----------   ----------
 32,310,725       978,034       12,928,214      20,145,155    20,282,582    4,102,651    2,630,968
    (91,112)           62          (88,785)        (59,337)     (330,186)          --           --
-----------    ----------      -----------     -----------   -----------   ----------   ----------
$32,219,613    $  978,096      $12,839,429     $20,085,818   $19,952,396   $4,102,651   $2,630,968
===========    ==========      ===========     ===========   ===========   ==========   ==========

                                                                              61

                            BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              TEMPFUND
                                                                -----------------------------------
                                                                SIX MONTHS ENDED
                                                                 APRIL 30, 2005       YEAR ENDED
                                                                   (UNAUDITED)     OCTOBER 31, 2004
                                                                ----------------   ----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................   $   310,190,733    $   265,474,761
      Net gain (loss) on investments ........................        (3,895,003)          (334,198)
                                                                ---------------    ---------------
      Net increase in net assets resulting from operations ..       306,295,730        265,140,563
                                                                ---------------    ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................      (251,687,131)      (227,365,103)
      Dollar Shares .........................................       (37,648,802)       (29,669,002)
      Cash Management Shares ................................        (1,850,678)        (1,213,382)
      Cash Reserve Shares ...................................                --             (8,668)
      Administration Shares .................................       (12,860,300)        (5,900,458)
      Bear Stearns Shares ...................................        (1,580,560)          (535,559)
      Bear Stearns Premier Select Shares ....................            (1,504)                --
      Bear Stearns Private Client Shares ....................        (4,523,545)          (782,589)
      Bear Stearns Premier Shares ...........................           (38,213)                --
                                                                ---------------    ---------------
         Total distributions from net investment income .....      (310,190,733)      (265,474,761)
                                                                ---------------    ---------------
      Capital share transactions ............................     2,224,472,417     (1,148,622,411)
                                                                ---------------    ---------------
         Total increase (decrease) in net assts .............     2,220,577,414     (1,148,956,609)
Net assets:
      Beginning of period ...................................    22,979,848,795     24,128,805,404
                                                                ---------------    ---------------
      End of period .........................................   $25,200,426,209    $22,979,848,795
                                                                ===============    ===============
      End of period undistributed net investment income .....   $            --    $            --

                                                                              TEMPCASH
                                                                -----------------------------------
                                                                SIX MONTHS ENDED
                                                                 APRIL 30, 2005       YEAR ENDED
                                                                   (UNAUDITED)     OCTOBER 31, 2004
                                                                ----------------   ----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................   $   116,216,861    $   118,909,583
      Net gain (loss) on investments ........................        (2,893,263)           (78,365)
                                                                ---------------    ---------------
      Net increase in net assets resulting from operations ..       113,323,598        118,831,218
                                                                ---------------    ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................      (110,695,702)      (114,832,728)
      Dollar Shares .........................................        (5,521,118)        (4,067,601)
      Cash Management Shares ................................                --                 --
      Cash Reserve Shares ...................................                --                 --
      Administration Shares .................................                --             (9,227)
      Bear Stearns Shares ...................................                --                 --
      Bear Stearns Premier Select Shares ....................               (21)               (15)
      Bear Stearns Private Client Shares ....................                --                 --
      Bear Stearns Premier Shares ...........................               (20)               (12)
                                                                ---------------    ---------------
         Total distributions from net investment income .....      (116,216,861)      (118,909,583)
                                                                ---------------    ---------------
      Capital share transactions ............................     2,690,733,208     (3,244,861,130)
                                                                ---------------    ---------------
         Total increase (decrease) in net assts .............     2,687,839,945     (3,244,939,495)
Net assets:
   Beginning of period ......................................     8,381,536,560     11,626,476,055
                                                                ---------------    ---------------
   End of period ............................................   $11,069,376,505    $ 8,381,536,560
                                                                ===============    ===============
   End of period undistributed net investment income ........   $            --    $            --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62

                            BLACKROCK LIQUIDITY FUNDS

              FEDFUND                                   T-FUND                       FEDERAL TRUST FUND
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
 APRIL 30, 2005       YEAR ENDED       APRIL 30, 2005       YEAR ENDED       APRIL 30, 2005      YEAR ENDED
   (UNAUDITED)     OCTOBER 31, 2004      (UNAUDITED)     OCTOBER 31, 2004      (UNAUDITED)     OCTOBER 31, 2004
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$   26,075,180      $   25,233,866     $   32,310,725     $   29,281,477      $   978,034       $   1,364,763
       (12,054)              9,583            (91,112)            67,274               62              24,395
--------------      --------------     --------------     --------------      -----------       -------------
    26,063,126          25,243,449         32,219,613         29,348,751          978,096           1,389,158
--------------      --------------     --------------     --------------      -----------       -------------
   (21,796,843)        (21,935,118)       (25,364,160)       (23,618,179)        (911,239)         (1,310,824)
    (3,332,957)         (3,018,104)        (6,211,143)        (5,237,725)         (66,795)            (53,939)
            --                  --           (707,428)          (423,644)              --                  --
       (74,338)            (71,514)                --                 --               --                  --
           (83)                 --            (27,994)            (1,929)              --                  --
      (129,096)            (48,920)                --                 --               --                  --
           (21)                (12)                --                 --               --                  --
      (688,829)           (160,187)                --                 --               --                  --
       (53,013)                (11)                --                 --               --                  --
--------------      --------------     --------------     --------------      -----------       -------------
   (26,075,180)        (25,233,866)       (32,310,725)       (29,281,477)        (978,034)         (1,364,763)
--------------      --------------     --------------     --------------      -----------       -------------
   340,384,585        (274,674,705)      (662,253,748)       866,768,706       (5,179,216)       (101,294,792)
--------------      --------------     --------------     --------------      -----------       -------------
   340,372,531        (274,665,122)      (662,344,860)       866,835,980       (5,179,154)       (101,270,397)
 2,307,395,822       2,582,060,944      3,991,884,557      3,125,048,577       96,721,836         197,992,233
--------------      --------------     --------------     --------------      -----------       -------------
$2,647,768,353      $2,307,395,822     $3,329,539,697     $3,991,884,557      $91,542,682       $  96,721,836
==============      ==============     ==============     ==============      ===========       =============
$           --      $           --     $           --     $           --      $        --       $          --

                                                                              63

                            BLACKROCK LIQUIDITY FUNDS
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        TREASURY TRUST FUND
                                                                -----------------------------------
                                                                SIX MONTHS ENDED
                                                                 APRIL 30, 2005       YEAR ENDED
                                                                   (UNAUDITED)     OCTOBER 31, 2004
                                                                ----------------   ----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................    $   12,928,214     $   12,174,517
      Net gain (loss) on investments ........................           (88,785)            44,558
                                                                 --------------     --------------
      Net increase in net assets resulting from operations ..        12,839,429         12,219,075
                                                                 --------------     --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................        (8,853,002)        (9,457,367)
      Dollar Shares .........................................        (2,690,244)        (2,108,080)
      Cash Management Shares ................................          (132,262)           (21,801)
      Administration Shares .................................        (1,252,706)          (587,269)
      Bear Stearns Shares ...................................                --                 --
      Bear Stearns Premier Select Shares ....................                --                 --
      Bear Stearns Private Client Shares ....................                --                 --
      Bear Stearns Premier Shares ...........................                --                 --
                                                                 --------------     --------------
         Total distributions from net investment income .....       (12,928,214)       (12,174,517)
                                                                 --------------     --------------
      Capital share transactions ............................       (65,276,988)      (411,892,790)
                                                                 --------------     --------------
         Total increase (decrease) in net assts .............       (65,365,773)      (411,848,232)
Net assets:
   Beginning of period ......................................     1,267,859,089      1,679,707,321
                                                                 --------------     --------------
   End of period ............................................    $1,202,493,316     $1,267,859,089
                                                                 ==============     ==============
   End of period undistributed net investment income ........    $           --     $           --

                                                                             MUNIFUND
                                                                -----------------------------------
                                                                SIX MONTHS ENDED
                                                                 APRIL 30, 2005       YEAR ENDED
                                                                   (UNAUDITED)     OCTOBER 31, 2004
                                                                ----------------   ----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................    $   20,145,155     $   18,552,850
      Net gain (loss) on investments ........................           (59,337)           (69,713)
                                                                 --------------     --------------
      Net increase in net assets resulting from operations ..        20,085,818         18,483,137
                                                                 --------------     --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................       (14,944,858)       (16,076,076)
      Dollar Shares .........................................          (506,698)          (450,003)
      Cash Management Shares ................................          (158,620)          (101,852)
      Administration Shares .................................        (3,847,071)        (1,763,263)
      Bear Stearns Shares ...................................          (161,957)           (52,593)
      Bear Stearns Premier Select Shares ....................                (1)                --
      Bear Stearns Private Client Shares ....................          (521,603)          (109,063)
      Bear Stearns Premier Shares ...........................            (4,347)                --
                                                                 --------------     --------------
         Total distributions from net investment income .....       (20,145,155)       (18,552,850)
                                                                 --------------     --------------
      Capital share transactions ............................       338,244,444        817,344,855
                                                                 --------------     --------------
         Total increase (decrease) in net assts .............       338,185,107        817,275,142
Net assets:
   Beginning of period ......................................     2,432,768,937      1,615,493,795
                                                                 --------------     --------------
   End of period ............................................    $2,770,954,044     $2,432,768,937
                                                                 ==============     ==============
   End of period undistributed net investment income ........    $        2,304     $        2,304

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64

                            BLACKROCK LIQUIDITY FUNDS

              MUNICASH                       CALIFORNIA MONEY FUND                  NEW YORK MONEY FUND
-----------------------------------   -----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
 APRIL 30, 2005       YEAR ENDED       APRIL 30, 2005       YEAR ENDED       APRIL 30, 2005       YEAR ENDED
   (UNAUDITED)     OCTOBER 31, 2004      (UNAUDITED)     OCTOBER 31, 2004      (UNAUDITED)     OCTOBER 31, 2004
----------------   ----------------   ----------------   ----------------   ----------------   ----------------
$   20,282,582      $   23,675,415      $  4,102,651       $  4,327,555       $  2,630,968       $  2,938,700
      (330,186)            (74,262)               --             33,998                 --            106,067
--------------      --------------      ------------       ------------       ------------       ------------
    19,952,396          23,601,153         4,102,651          4,361,553          2,630,968          3,044,767
--------------      --------------      ------------       ------------       ------------       ------------
   (19,729,132)        (23,015,244)       (3,488,165)        (4,203,209)        (1,966,275)        (2,684,685)
      (553,421)           (660,152)          (77,050)           (17,574)           (39,103)           (37,748)
            --                  --            (1,156)              (728)              (444)                --
            --                  --           (18,450)            (5,510)          (137,764)           (79,480)
            --                  --           (63,013)           (25,383)           (13,968)           (27,416)
           (16)                (11)              (15)               (10)               (15)                (9)
            --                  --          (448,229)           (75,132)          (466,178)          (109,353)
           (13)                 (8)           (6,573)                (9)            (7,221)                (9)
--------------      --------------      ------------       ------------       ------------       ------------
   (20,282,582)        (23,675,415)       (4,102,651)        (4,327,555)        (2,630,968)        (2,938,700)
--------------      --------------      ------------       ------------       ------------       ------------
  (597,218,433)        250,878,180        61,560,679        (14,025,066)         7,694,142        (55,281,003)
--------------      --------------      ------------       ------------       ------------       ------------
  (597,548,619)        250,803,918        61,560,679        (13,991,068)         7,694,142        (55,174,936)
 2,395,509,881       2,144,705,963       501,431,447        515,422,515        316,653,161        371,828,097
--------------      --------------      ------------       ------------       ------------       ------------
$1,797,961,262      $2,395,509,881      $562,992,126       $501,431,447       $324,347,303       $316,653,161
==============      ==============      ============       ============       ============       ============
$           --      $           --      $         --       $         --       $         --       $         --

                                                                              65

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DIVIDENDS TO    NET
                                     NET ASSET                SHAREHOLDERS   ASSET
                                       VALUE         NET        FROM NET     VALUE
                                     BEGINNING   INVESTMENT    INVESTMENT    END OF
                                     OF PERIOD     INCOME        INCOME      PERIOD
                                     =========   ==========   ============   ======
TempFund
Institutional Shares
11/01/04 through 04/30/05/13/          $1.00       $0.0110      $(0.0110)     $1.00
10/31/04                                1.00        0.0109       (0.0109)      1.00
10/31/03                                1.00        0.0113       (0.0113)      1.00
10/31/02                                1.00        0.0186       (0.0186)      1.00
10/31/01                                1.00        0.0477       (0.0477)      1.00
10/31/00                                1.00        0.0611       (0.0611)      1.00
Dollar Shares
11/01/04 through 04/30/05/13/          $1.00       $0.0100      $(0.0100)     $1.00
10/31/04                                1.00        0.0084       (0.0084)      1.00
10/31/03                                1.00        0.0088       (0.0088)      1.00
10/31/02                                1.00        0.0161       (0.0161)      1.00
10/31/01                                1.00        0.0452       (0.0452)      1.00
10/31/00                                1.00        0.0586       (0.0586)      1.00
Cash Management Shares
11/01/04 through 04/30/05/13/          $1.00       $0.0088      $(0.0088)     $1.00
10/31/04                                1.00        0.0059       (0.0059)      1.00
10/31/03                                1.00        0.0063       (0.0063)      1.00
10/31/02                                1.00        0.0136       (0.0136)      1.00
10/31/01                                1.00        0.0427       (0.0427)      1.00
10/31/00                                1.00        0.0561       (0.0561)      1.00
Cash Reserve Shares/7/
11/01/03 through 12/15/03/13/          $1.00       $0.0007      $(0.0007)     $1.00
10/31/03                                1.00        0.0067       (0.0067)      1.00
10/31/02                                1.00        0.0146       (0.0146)      1.00
10/31/01                                1.00        0.0437       (0.0437)      1.00
05/30/00/1/ through 10/31/00            1.00        0.0258       (0.0258)      1.00
Administration Shares
11/01/04 through 04/30/05/13/          $1.00       $0.0110      $(0.0110)     $1.00
10/31/04                                1.00        0.0099       (0.0099)      1.00
10/31/03                                1.00        0.0103       (0.0103)      1.00
04/04/02/1/ through 10/31/02            1.00        0.0095       (0.0095)      1.00
Bear Stearns Shares
11/01/04 through 04/30/05/13/          $1.00       $0.0072      $(0.0072)     $1.00
10/31/04                                1.00        0.0032       (0.0032)      1.00
10/31/03                                1.00        0.0034       (0.0034)      1.00
05/20/02/1/ through 10/31/02            1.00        0.0041       (0.0041)      1.00
Bear Stearns Premier Choice Shares
04/25/05/1/ through 04/30/05/13/       $1.00       $0.0004      $(0.0004)     $1.00
Bear Stearns Private Client Shares
11/01/04 through 04/30/05/13/          $1.00       $0.0092      $(0.0092)     $1.00
03/26/04/1/ through 10/31/04            1.00        0.0048       (0.0048)      1.00
Bear Stearns Premier Shares
03/02/05/1/ through 04/30/05/13/       $1.00       $0.0036      $(0.0036)     $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66

                            BLACKROCK LIQUIDITY FUNDS

                                                               RATIO OF
                                              RATIO OF       EXPENSES TO   RATIO OF NET
                              RATIO OF       EXPENSES TO       AVERAGE      INVESTMENT
                            EXPENSES TO     AVERAGE DAILY     DAILY NET     INCOME TO
              NET ASSETS      AVERAGE        NET ASSETS         ASSETS       AVERAGE
  TOTAL         END OF       DAILY NET       (INCLUDING       (EXCLUDING    DAILY NET
RETURN/11/   PERIOD (000)      ASSETS     CUSTODY CREDITS)     WAIVERS)       ASSETS
==========   ============   ===========   ================   ===========   ============
  1.13%       $19,221,897       0.18%/2/        0.18%/2/         0.20%/2/      2.30%/2/
  1.09         17,452,337       0.18            0.18             0.21          1.09
  1.14         20,081,053       0.18            0.18             0.20          1.15
  1.88         19,871,753       0.18            0.18             0.18          1.88
  4.87         26,150,330       0.18            0.18             0.20          4.62
  6.28         15,862,970       0.18            0.18             0.20          6.12

  1.01%       $ 3,532,316       0.43%/2/        0.43%/2/         0.45%/2/      2.04%/2/
  0.84          3,665,117       0.43            0.43             0.46          0.83
  0.89          3,818,036       0.43            0.43             0.45          0.90
  1.62          4,309,354       0.43            0.43             0.43          1.63
  4.61          5,677,232       0.43            0.43             0.45          4.32
  6.02            815,132       0.43            0.43             0.45          5.94
  0.88%       $   244,745       0.68%/2/        0.68%/2/         0.70%/2/      1.82%/2/
  0.59            192,325       0.68            0.68             0.71          0.58
  0.63            147,693       0.68            0.68             0.70          0.57
  1.37             65,140       0.68            0.68             0.68          1.34
  4.35             58,043       0.68            0.68             0.70          3.93
  5.75             30,242       0.68            0.68             0.70          5.68

  0.07%       $        --       0.58%/2/        0.58%/2/         0.60%/2/      0.54%/2/
  0.76/2/           6,622       0.58/2/         0.58/2/          0.60/2/       0.94/2/
  1.47            178,398       0.58            0.58             0.58          1.47
  4.46            208,114       0.58            0.58             0.60          4.42
  6.24/2/         222,325       0.58/2/         0.58/2/          0.60/2/       6.16/2/
  1.08%       $ 1,162,120       0.28%/2/        0.28%/2/         0.30%/2/      2.18%/2/
  0.99          1,200,346       0.28            0.28             0.31          1.25
  1.04                330       0.28            0.28             0.30          1.00
  1.66/2/             124       0.28/2/         0.28/2/          0.29/2/       1.62/2/

  0.72%       $   297,213       1.00%/2/        1.00%/2/         1.02%/2/      1.50%/2/
  0.32            189,266       0.95            0.95             1.03          0.34
  0.34             75,071       0.96            0.96             1.02          0.30
  0.91/2/          22,717       1.00/2/         1.00/2/          1.01/2/       0.88/2/
  0.04%       $    11,077       0.45%/2/        0.45%/2/         4.17%/2/      15.09%/2/

  0.92%       $   697,524       0.60%/2/        0.60%/2/         1.05%/2/      1.95%/2/
  0.48            280,458       0.58/2/         0.58/2/          1.05/2/       0.96/2/
  0.36%       $    33,536       0.60%/2/        0.60%/2/         0.81%/2/      2.30%/2/

                                                                              67

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          DIVIDENDS TO     NET
                                 NET ASSET                SHAREHOLDERS    ASSET
                                   VALUE         NET        FROM NET      VALUE
                                 BEGINNING   INVESTMENT    INVESTMENT    END OF
                                 OF PERIOD     INCOME        INCOME      PERIOD
                                 =========   ==========   ============   ======
TempCash
Institutional Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0113      $(0.0113)     $1.00
10/31/04                            1.00        0.0112       (0.0112)      1.00
10/31/03                            1.00        0.0118       (0.0118)      1.00
10/31/02                            1.00        0.0193       (0.0193)      1.00
10/31/01                            1.00        0.0483       (0.0483)      1.00
10/31/00                            1.00        0.0613       (0.0613)      1.00
Dollar Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0101      $(0.0101)     $1.00
10/31/04                            1.00        0.0087       (0.0087)      1.00
10/31/03                            1.00        0.0093       (0.0093)      1.00
10/31/02                            1.00        0.0168       (0.0168)      1.00
10/31/01                            1.00        0.0458       (0.0458)      1.00
10/31/00                            1.00        0.0588       (0.0588)      1.00
Bear Stearns Premier Choice
Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0010      $(0.0010)     $1.00
03/26/04/1/ through 10/31/04        1.00        0.0056       (0.0056)      1.00
Bear Stearns Premier Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0090      $(0.0090)     $1.00
03/26/04/1/ through 10/31/04        1.00        0.0041       (0.0041)      1.00

FedFund

Institutional Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0060      $(0.0060)     $1.00
10/31/04                            1.00        0.0105       (0.0105)      1.00
10/31/03                            1.00        0.0110       (0.0110)      1.00
10/31/02                            1.00        0.0183       (0.0183)      1.00
10/31/01                            1.00        0.0469       (0.0469)      1.00
10/31/00                            1.00        0.0594       (0.0594)      1.00
Dollar Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0096      $(0.0096)     $1.00
10/31/04                            1.00        0.0080       (0.0080)      1.00
10/31/03                            1.00        0.0085       (0.0085)      1.00
10/31/02                            1.00        0.0158       (0.0158)      1.00
10/31/01                            1.00        0.0444       (0.0444)      1.00
10/31/00                            1.00        0.0569       (0.0569)      1.00
Cash Reserve Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0088      $(0.0088)     $1.00
10/31/04                            1.00        0.0065       (0.0065)      1.00
04/01/03/1/ through 10/31/03        1.00        0.0034       (0.0034)      1.00
Administration Shares/12/
11/10/04/1/ through 11/18/04/13/   $1.00       $0.0004      $(0.0004)     $1.00
Bear Stearns Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0068      $(0.0068)     $1.00
10/31/04                            1.00        0.0031       (0.0031)      1.00
10/31/03                            1.00        0.0033       (0.0033)      1.00
05/20/02/1/ through 10/31/02        1.00        0.0040       (0.0040)      1.00
Bear Stearns Premier Choice
Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0096      $(0.0096)     $1.00
03/26/04/1/ through 10/31/04        1.00        0.0054       (0.0054)      1.00
Bear Stearns Private Client
Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0088      $(0.0088)     $1.00
03/26/04/1/ through 10/31/04        1.00        0.0045       (0.0045)      1.00
Bear Stearns Premier Shares
11/01/04 through 04/30/05/13/      $1.00       $0.0086      $(0.0086)     $1.00
03/26/04/1/ through 10/31/04        1.00        0.0038       (0.0038)      1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68

                            BLACKROCK LIQUIDITY FUNDS

                                                             RATIO OF
                                            RATIO OF       EXPENSES TO   RATIO OF NET
                            RATIO OF       EXPENSES TO       AVERAGE      INVESTMENT
                          EXPENSES TO     AVERAGE DAILY     DAILY NET     INCOME TO
            NET ASSETS      AVERAGE        NET ASSETS         ASSETS       AVERAGE
  TOTAL       END OF       DAILY NET       (INCLUDING       (EXCLUDING    DAILY NET
RETURN11   PERIOD (000)      ASSETS     CUSTODY CREDITS)     WAIVERS)       ASSETS
========   ============   ===========   ================   ===========   ============
 1.14%      $10,479,185     0.18%/2/        0.18%/2/         0.24%/2/      2.35%/2/
 1.13         7,850,023     0.18            0.18             0.23          1.11
 1.18        11,193,249     0.18            0.18             0.23          1.18
 1.95         7,195,494     0.18            0.18             0.24          1.92
 4.93         4,923,190     0.18            0.18             0.29          4.76
 6.30         3,785,528     0.18            0.18             0.31          6.18

 1.01%      $   590,188     0.43%/2/        0.43%/2/         0.49%/2/      2.08%/2/
 0.88           531,509     0.43            0.43             0.49          0.87
 0.93           433,227     0.43            0.43             0.48          0.94
 1.70           402,137     0.43            0.43             0.50          1.71
 4.67           447,082     0.43            0.43             0.54          4.56
 6.04           427,625     0.43            0.43             0.56          5.89
 1.00%      $         2     0.45%/2/        0.45%/2/         0.80%/2/      1.97%/2/
 0.56                 2     0.45/2/         0.45/2/          0.50/2/       1.15/2/

 0.91%      $         2     0.60%/2/        0.60%/2/         1.09%/2/      1.56%/2/
 0.41                 2     0.70/2/         0.70/2/          0.75/2/       0.81/2/
 1.09%      $ 2,118,869     0.20%/2/        0.20%/2/         0.30%/2/      2.19%/2/
 1.05         1,883,220     0.20            0.20             0.29          1.04
 1.10         2,163,336     0.20            0.20             0.28          1.10
 1.85         1,955,108     0.20            0.20             0.26          1.82
 4.79         1,684,597     0.20            0.20             0.27          4.61
 6.10         1,400,232     0.20            0.20             0.29          6.01

 0.96%      $   348,241     0.45%/2/        0.45%/2/         0.55%/2/      1.95%/2/
 0.80           345,479     0.45            0.45             0.54          0.79
 0.85           397,344     0.45            0.45             0.53          0.87
 1.60           635,685     0.45            0.45             0.50          1.61
 4.53           814,186     0.45            0.45             0.52          4.18
 5.84           216,511     0.45            0.45             0.54          6.04
 0.89%      $     1,624     0.60%/2/        0.60%/2/         0.70%/2/      1.77%/2/
 0.65             9,276     0.60            0.60             0.69          0.62
 0.59/2/         13,492     0.60/2/         0.60/2/          0.69/2/       0.58/2/

 0.04%/2/                   0.30%/2/        0.30%/2/         0.40%/2/      1.60%/2/
 0.69%      $    15,121     1.00%/2/        1.00%/2/         1.10%/2/      1.39%/2/
 0.31            18,837     0.95            0.95             1.09          0.36
 0.33             7,889     0.95            0.95             1.08          0.30
 0.89/2/          2,728     1.00/2/         1.00/2/          1.08/2/       0.87/2/

 0.96%      $         2     0.45%/2/        0.45%/2/         0.83%/2/      1.97%/2/
 0.54                 2     0.45/2/         0.45/2/          0.54/2/       0.92/2/
 0.89%      $   147,937     0.60%/2/        0.60%/2/         1.15%/2/      1.86%/2/
 0.45            50,579     0.58/2/         0.58/2/          0.80/2/       0.92/2/

 0.87%      $    15,975     0.60%/2/        0.60%/2/         0.89%/2/      2.15%/2/
 0.38                 2     0.70/2/         0.70/2/          0.79/2/       0.60/2/

                                                                              69

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       DIVIDENDS TO     NET
                              NET ASSET                SHAREHOLDERS   ASSET
                                VALUE         NET        FROM NET     VALUE,
                              BEGINNING   INVESTMENT    INVESTMENT    END OF
                              OF PERIOD     INCOME        INCOME      PERIOD
                              =========   ==========   ============   ======
T-Fund
Institutional Shares
11/01/04 through 04/30/0513     $1.00       $0.0102      $(0.0102)     $1.00
10/31/04                         1.00        0.0098       (0.0098)      1.00
10/31/03                         1.00        0.0106       (0.0106)      1.00
10/31/02                         1.00        0.0179       (0.0179)      1.00
10/31/01                         1.00        0.0454       (0.0454)      1.00
10/31/00                         1.00        0.0579       (0.0579)      1.00
Dollar Shares
11/01/04 through 04/30/0513     $1.00       $0.0090      $(0.0090)     $1.00
10/31/04                         1.00        0.0073       (0.0073)      1.00
10/31/03                         1.00        0.0081       (0.0081)      1.00
10/31/02                         1.00        0.0154       (0.0154)      1.00
10/31/01                         1.00        0.0429       (0.0429)      1.00
10/31/00                         1.00        0.0554       (0.0554)      1.00
Cash Management Shares
11/01/04 through 04/30/0513     $1.00       $0.0077      $(0.0077)     $1.00
10/31/04                         1.00        0.0048       (0.0048)      1.00
10/31/03                         1.00        0.0056       (0.0056)      1.00
10/31/02                         1.00        0.0129       (0.0129)      1.00
10/31/01                         1.00        0.0404       (0.0404)      1.00
10/31/00                         1.00        0.0529       (0.0529)      1.00
Administration Shares
11/01/04 through 04/30/0513     $1.00       $0.0097      $(0.0097)     $1.00
10/31/04                         1.00        0.0088       (0.0088)      1.00
10/31/03                         1.00        0.0096       (0.0096)      1.00
04/09/02 through 10/31/02        1.00        0.0089       (0.0089)      1.00
Federal Trust Fund
Institutional Shares
11/01/04 through 04/30/0513     $1.00       $0.0058      $(0.0058)     $1.00
10/31/04                         1.00        0.0101       (0.0101)      1.00
10/31/03                         1.00        0.0106       (0.0106)      1.00
10/31/02                         1.00        0.0183       (0.0183)      1.00
10/31/01                         1.00        0.0465       (0.0465)      1.00
10/31/00                         1.00        0.0593       (0.0593)      1.00
Dollar Shares
11/01/04 through 04/30/0513     $1.00       $0.0092      $(0.0092)     $1.00
10/31/04                         1.00        0.0076       (0.0076)      1.00
10/31/03                         1.00        0.0081       (0.0081)      1.00
10/31/02                         1.00        0.0158       (0.0158)      1.00
10/31/01                         1.00        0.0440       (0.0440)      1.00
10/31/00                         1.00        0.0568       (0.0568)      1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70

                            BLACKROCK LIQUIDITY FUNDS

                                          RATIO OF
                                        EXPENSES TO     RATIO OF
                                          AVERAGE     EXPENSES TO   RATIO OF NET
                            RATIO OF     DAILY NET      AVERAGE      INVESTMENT
                          EXPENSES TO      ASSETS      DAILY NET     INCOME TO
            NET ASSETS,     AVERAGE      (INCLUDING      ASSETS       AVERAGE
  TOTAL       END OF       DAILY NET      CUSTODY      (EXCLUDING    DAILY NET
RETURN11   PERIOD (000)      ASSETS       CREDITS)      WAIVERS)       ASSETS
========   ============   ===========   ===========   ===========   ============
  1.03%     $2,375,358      0.20%/2/      0.20%/2/      0.29%/2/       2.07%/2/
  0.99       2,438,998      0.20          0.20          0.28           0.98
  1.06       2,601,725      0.20          0.20          0.27           1.06
  1.80       2,831,278      0.20          0.20          0.25           1.79
  4.63       2,582,091      0.20          0.19          0.27           4.46
  5.95       2,209,396      0.20          0.19          0.28           5.77

  0.90%     $  817,235      0.45%/2/      0.45%/2/      0.54%/2/       1.86%/2/
  0.74       1,481,069      0.45          0.45          0.53           0.73
  0.81         449,468      0.45          0.45          0.52           0.79
  1.55         448,592      0.45          0.45          0.50           1.54
  4.37         542,219      0.45          0.44          0.52           4.34
  5.68         630,801      0.45          0.44          0.53           5.54
  0.78%     $  122,011      0.70%/2/      0.70%/2/      0.79%/2/       1.58%/2/
  0.48          71,616      0.70          0.70          0.78           0.49
  0.56          73,714      0.70          0.70          0.77           0.56
  1.29          79,717      0.70          0.70          0.76           1.27
  4.11          45,678      0.70          0.69          0.77           3.99
  5.42          62,480      0.70          0.69          0.78           5.31

  0.98%     $   14,935      0.30%/2/      0.30%/2/      0.38%/2/       2.31%/2/
  0.89             201      0.30          0.30          0.39           0.90
  0.96             142      0.30          0.30          0.37           0.98
  1.58/2/      185,529      0.30/2/       0.30/2/       0.37/2/        1.55/2/
  1.05%     $   84,063      0.20%/2/      0.20%/2/      0.36%/2/       2.09%/2/
  1.02          88,886      0.20          0.20          0.35           0.97
  1.07         193,437      0.20          0.20          0.35           1.07
  1.84         194,335      0.20          0.20          0.30           1.84
  4.75         187,005      0.20          0.20          0.31           4.53
  6.10         138,396      0.20          0.20          0.34           5.84

  0.92%     $    7,479      0.45%/2/      0.45%/2/      0.62%/2/       1.88%/2/
  0.77           7,835      0.45          0.45          0.60           0.80
  0.81           4,555      0.45          0.45          0.60           0.80
  1.59           4,675      0.44          0.44          0.53           1.64
  4.49          14,253      0.45          0.45          0.56           4.39
  5.83          13,200      0.45          0.45          0.59           5.59

                                                                              71

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       DIVIDENDS TO     NET
                              NET ASSET                SHAREHOLDERS    ASSET
                                VALUE         NET        FROM NET     VALUE,
                              BEGINNING   INVESTMENT    INVESTMENT    END OF
                              OF PERIOD     INCOME        INCOME      PERIOD
                              =========   ==========   ============   ======
Treasury Trust Fund
Institutional Shares
11/01/04 through 04/30/0513     $1.00       $0.0055      $(0.0055)     $1.00
10/31/04                         1.00        0.0091       (0.0091)      1.00
10/31/03                         1.00        0.0098       (0.0098)      1.00
10/31/02                         1.00        0.0170       (0.0170)      1.00
10/31/01                         1.00        0.0443       (0.0443)      1.00
10/31/00                         1.00        0.0552       (0.0552)      1.00
Dollar Shares
11/01/04 through 04/30/0513     $1.00       $0.0086      $(0.0086)     $1.00
10/31/04                         1.00        0.0066       (0.0066)      1.00
10/31/03                         1.00        0.0073       (0.0073)      1.00
10/31/02                         1.00        0.0145       (0.0145)      1.00
10/31/01                         1.00        0.0418       (0.0418)      1.00
10/31/00                         1.00        0.0527       (0.0527)      1.00
Cash Management Shares5
11/17/04 through 04/30/0513     $1.00       $0.0069      $(0.0069)     $1.00
11/01/03 through 06/20/04        1.00        0.0018       (0.0018)      1.00
12/03/02 through 10/31/03        1.00        0.0021       (0.0021)      1.00
11/01/01 through 10/15/02        1.00        0.0116       (0.0116)      1.00
12/11/00 through 10/31/01        1.00        0.0331       (0.0331)      1.00
Administration Shares9
11/01/04 through 04/30/0513     $1.00       $0.0094      $(0.0094)     $1.00
05/25/04 through 10/31/04        1.00        0.0043       (0.0043)      1.00
11/02/02 through 10/31/03        1.00        0.0083       (0.0083)      1.00
05/30/02 through 10/31/02        1.00        0.0063       (0.0063)      1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

72

                            BLACKROCK LIQUIDITY FUNDS

                                        RATIO OF
                                      EXPENSES TO     RATIO OF
                                        AVERAGE     EXPENSES TO   RATIO OF NET
                          RATIO OF     DAILY NET      AVERAGE      INVESTMENT
                        EXPENSES TO      ASSETS      DAILY NET      INCOME TO
          NET ASSETS,     AVERAGE      (INCLUDING      ASSETS        AVERAGE
 TOTAL      END OF       DAILY NET      CUSTODY      (EXCLUDING     DAILY NET
RETURN   PERIOD (000)      ASSETS       CREDITS)      WAIVERS)       ASSETS
======   ============   ===========   ===========   ===========   ============
0.99%     $  851,762      0.20%/2/      0.20%/2/      0.31%/2/       1.99%/2/
0.92         783,247      0.20          0.20          0.31           0.89
0.99       1,401,853      0.20          0.20          0.30           0.97
1.71       1,053,635      0.20          0.20          0.28           1.70
4.52         766,758      0.19          0.19          0.27           4.48
5.66         846,651      0.20          0.20          0.29           5.49

0.86%     $  239,215      0.45%/2/      0.45%/2/      0.56%/2/       1.71%/2/
0.67         343,163      0.45          0.45          0.56           0.68
0.74         270,930      0.45          0.45          0.56           0.75
1.46         321,730      0.45          0.45          0.53           1.46
4.26         379,989      0.44          0.44          0.52           4.17
5.40         310,589      0.45          0.45          0.54           5.23
0.74%     $       --      0.70%/2/      0.70%/2/      0.73%/2/       1.15%/2/
0.18              --      0.70/2/       0.70/2/       0.80/2/        0.27/2/
0.39/2/        6,924      0.70/2/       0.70/2/       0.80/2/        0.48/2/
1.16/2/           --      0.69/2/       0.69/2/       0.76/2/        1.22/2/
3.78/2/        8,363      0.76/2/       0.76/2/       0.85/2/        4.42/2/

0.94%     $  111,516      0.30%/2/      0.30%/2/      0.41%/2/       1.86%/2/
0.44         141,449      0.30/2/       0.30/2/       0.40/2/        1.04/2/
0.91/2/           --      0.30/2/       0.30/2/       0.42/2/        0.91/2/
1.49/2/       33,255      0.30/2/       0.30/2/       0.42/2/        1.49/2/

                                                                              73

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DIVIDENDS TO     NET
                                     NET ASSET                SHAREHOLDERS    ASSET
                                       VALUE         NET        FROM NET     VALUE,
                                     BEGINNING   INVESTMENT    INVESTMENT    END OF
                                     OF PERIOD     INCOME        INCOME      PERIOD
                                     =========   ==========   ============   ======
MuniFund
Institutional Shares
11/01/04 through 04/30/0513            $1.00       $0.0083      $(0.0083)     $1.00
10/31/04                                1.00        0.0095       (0.0095)      1.00
10/31/03                                1.00        0.0096       (0.0096)      1.00
10/31/02                                1.00        0.0142       (0.0142)      1.00
10/31/01                                1.00        0.0302       (0.0302)      1.00
10/31/00                                1.00        0.0379       (0.0379)      1.00
Dollar Shares
11/01/04 through 04/30/0513            $1.00       $0.0070      $(0.0070)     $1.00
10/31/04                                1.00        0.0070       (0.0070)      1.00
10/31/03                                1.00        0.0071       (0.0071)      1.00
10/31/02                                1.00        0.0117       (0.0117)      1.00
10/31/01                                1.00        0.0277       (0.0277)      1.00
10/31/00                                1.00        0.0354       (0.0354)      1.00
Cash Management Shares4
11/01/04 through 04/30/0513            $1.00       $0.0058      $(0.0058)     $1.00
10/31/04                                1.00        0.0045       (0.0045)      1.00
10/31/03                                1.00        0.0040       (0.0040)      1.00
10/31/02                                1.00        0.0085       (0.0085)      1.00
10/31/01                                1.00        0.0252       (0.0252)      1.00
10/31/00                                1.00        0.0329       (0.0329)      1.00
Cash Reserve Shares8
11/01/02 through 08/06/03              $1.00       $0.0047      $(0.0047)     $1.00
10/31/02                                1.00        0.0102       (0.0102)      1.00
10/31/01                                1.00        0.0262       (0.0262)      1.00
08/04/02 through 10/31/00               1.00        0.0090       (0.0090)      1.00
Administration Shares10
11/01/04 through 04/30/0513            $1.00       $0.0078      $(0.0078)     $1.00
05/17/04 through 10/31/04               1.00        0.0044       (0.0044)      1.00
04/18/021 through 10/31/02              1.00        0.0069       (0.0069)      1.00
Bear Stearns Shares
11/01/04 through 04/30/0513            $1.00       $0.0043      $(0.0043)     $1.00
10/31/04                                1.00        0.0026       (0.0026)      1.00
10/31/03                                1.00        0.0026       (0.0026)      1.00
05/20/021 through 10/31/02              1.00        0.0024       (0.0024)      1.00
Bear Stearns Premier Choice Shares
04/25/051 through 04/30/0513           $1.00       $0.0004      $(0.0004)     $1.00
Bear Stearns Private Client Shares
11/01/04 through 04/30/0513            $1.00       $0.0058      $(0.0058)     $1.00
03/26/041 through 10/31/04              1.00        0.0033       (0.0033)      1.00
Bear Stearns Premier Shares
03/02/051 through 04/30/0513           $1.00       $0.0024      $(0.0024)     $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

74

                            BLACKROCK LIQUIDITY FUNDS

                                          RATIO OF
                                        EXPENSES TO     RATIO OF
                                          AVERAGE     EXPENSES TO   RATIO OF NET
                            RATIO OF     DAILY NET      AVERAGE      INVESTMENT
                          EXPENSES TO      ASSETS      DAILY NET      INCOME TO
            NET ASSETS,     AVERAGE      (INCLUDING      ASSETS        AVERAGE
  TOTAL       END OF       DAILY NET      CUSTODY      (EXCLUDING     DAILY NET
RETURN11   PERIOD (000)      ASSETS       CREDITS)      WAIVERS)       ASSETS
========   ============   ===========   ===========   ===========   ============
0.83%       $2,070,324      0.20%/2/      0.20%/2/      0.33%/2/       1.67%/2/
0.95         1,812,753      0.20          0.19          0.34           0.95
0.96         1,549,951      0.20          0.19          0.35           0.93
1.43         1,037,163      0.20          0.19          0.37           1.41
3.06           688,837      0.20          0.19          0.39           3.02
3.86           605,741      0.20          0.19          0.41           3.79

0.71%       $   76,596      0.45%/2/      0.45%/2/      0.58%/2/       1.42%/2/
0.70            82,323      0.45          0.45          0.59           0.73
0.71            37,749      0.45          0.44          0.60           0.74
1.18            74,526      0.45          0.44          0.62           1.18
2.81            70,990      0.45          0.44          0.64           2.66
3.60            63,619      0.45          0.44          0.66           3.55
0.58%       $   37,774      0.70%/2/      0.70%/2/      0.83%/2/       1.24%/2/
0.45            20,114      0.70          0.69          0.84           0.43
0.45/2/         22,423      0.70/2/       0.69/2/       0.85/2/        0.40/2/
0.91/2/         11,197      0.70/2/       0.69/2/       0.87/2/        0.90/2/
2.55             4,763      0.70          0.69          0.89           2.39
3.34             3,663      0.70          0.69          0.90           3.33

0.57%/2/    $       --      0.60%/2/      0.59%/2/      0.75%/2/       0.63%/2/
1.03             8,626      0.60          0.59          0.77           1.03
2.65            12,089      0.60          0.59          0.79           2.68
3.74/2/         17,151      0.60/2/       0.59/2/       0.79/2/        3.69/2/
0.78%       $  445,335      0.30%2        0.30%/2/      0.43%2         1.57%/2/
0.44           437,590      0.30/2/       0.30/2/       0.43/2/        1.01/2/
1.28/2/         13,051      0.30/2/       0.29/2/       0.47/2/        1.27/2/

0.44%       $   32,362      1.00%/2/      1.00%/2/      1.13%/2/       0.86%/2/
0.26            28,191      0.90          0.89          1.14           0.29
0.26             5,371      0.88          0.87          1.15           0.25
0.54/2/          6,215      1.00/2/       0.99/2/       1.16/2/        0.57/2/
0.04%/2/    $        2      0.45%/2/      0.45%/2/      4.98%/2/      11.20%/2/

0.59%       $  102,743      0.70%/2/      0.70%/2/      1.18%/2/       1.22%/2/
0.33            51,799      0.68/2/       0.68/2/       0.83/2/        0.67/2/
0.24%/2/    $    5,817      0.70%/2/      0.70%/2/      0.93%2         1.88/%2/

                                                                              75

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DIVIDENDS TO     NET
                                     NET ASSET                SHAREHOLDERS    ASSET
                                       VALUE         NET        FROM NET     VALUE,
                                     BEGINNING   INVESTMENT    INVESTMENT    END OF
                                     OF PERIOD     INCOME        INCOME      PERIOD
                                     =========   ==========   ============   ========
MuniCash
Institutional Shares
11/01/04 through 04/30/0513            $1.00       $0.0086      $(0.0086)     $1.00
10/31/04                                1.00        0.0100       (0.0100)      1.00
10/31/03                                1.00        0.0108       (0.0108)      1.00
10/31/02                                1.00        0.0156       (0.0156)      1.00
10/31/01                                1.00        0.0325       (0.0325)      1.00
10/31/00                                1.00        0.0392       (0.0392)      1.00
Dollar Shares
11/01/04 through 04/30/0513            $1.00       $0.0074      $(0.0074)     $1.00
10/31/04                                1.00        0.0075       (0.0075)      1.00
10/31/03                                1.00        0.0083       (0.0083)      1.00
10/31/02                                1.00        0.0131       (0.0131)      1.00
10/31/01                                1.00        0.0300       (0.0300)      1.00
10/31/00                                1.00        0.0367       (0.0367)      1.00
Cash Management Shares6
11/01/01 through 10/15/02              $1.00       $0.0101      $(0.0101)     $1.00
03/02/011 through 10/31/01              1.00        0.0163       (0.0163)      1.00
Bear Stearns Premier Choice Shares
11/01/04 through 04/30/0513            $1.00       $0.0073      $(0.0073)     $1.00
03/26/041 through 10/31/04              1.00        0.0049       (0.0049)      1.00
Bear Stearns Premier Shares
11/01/04 through 04/30/0513            $1.00       $0.0061      $(0.0061)     $1.00
03/26/041 through 10/31/04              1.00        0.0035       (0.0035)      1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

76

                            BLACKROCK LIQUIDITY FUNDS

                                          RATIO OF
                                        EXPENSES TO     RATIO OF
                                          AVERAGE     EXPENSES TO   RATIO OF NET
                            RATIO OF     DAILY NET      AVERAGE      INVESTMENT
                          EXPENSES TO      ASSETS      DAILY NET     INCOME TO
            NET ASSETS,     AVERAGE      (INCLUDING      ASSETS       AVERAGE
  TOTAL       END OF       DAILY NET      CUSTODY      (EXCLUDING    DAILY NET
RETURN11   PERIOD (000)      ASSETS       CREDITS)      WAIVERS)       ASSETS
========   ============   ===========   ===========   ===========   ===========
0.86%       $1,714,653      0.20%/2/      0.19%/2/      0.34%/2/      1.72%/2/
1.01         2,315,927      0.20          0.19          0.33          1.01
1.09         2,054,465      0.20          0.19          0.34          1.04
1.57         1,257,237      0.20          0.19          0.36          1.55
3.30           809,890      0.20          0.19          0.40          3.04
3.99           298,832      0.20          0.20          0.40          3.91

0.74%       $   83,071      0.45%/2/      0.44%/2/      0.59%/2/      1.48%/2/
0.76            79,579      0.45          0.44          0.58          0.75
0.84            90,241      0.45          0.44          0.59          0.81
1.32            58,991      0.45          0.44          0.61          1.30
3.04            40,306      0.45          0.45          0.65          3.19
3.73           101,373      0.45          0.45          0.65          3.63
1.01%/2/    $       --      0.70%/2/      0.69%/2/      0.87%/2/      1.07%/2/
2.47/2/          5,118      0.69/2/       0.69/2/       0.89/2/       2.36/2/

0.74%       $        2      0.45%/2/      0.44%/2/      0.85%/2/      1.46%/2/
0.50                 2      0.45/2/       0.44/2/       0.58/2/       0.84/2/
0.61%       $        2      0.70%/2/      0.69%/2/      0.85%/2/      1.28%/2/
0.35                 2      0.70/2/       0.69/2/       0.83/2/       0.57/2/

                                                                              77

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DIVIDENDS TO     NET
                                     NET ASSET                SHAREHOLDERS    ASSET
                                       VALUE         NET        FROM NET     VALUE,
                                     BEGINNING   INVESTMENT    INVESTMENT    END OF
                                     OF PERIOD     INCOME        INCOME      PERIOD
                                     =========   ==========   ============   ======
California Money Fund
Institutional Shares
11/01/04 through 04/30/0513            $1.00       $0.0082      $(0.0082)     $1.00
10/31/04                                1.00        0.0092       (0.0092)      1.00
10/31/03                                1.00        0.0094       (0.0094)      1.00
10/31/02                                1.00        0.0132       (0.0132)      1.00
10/31/01                                1.00        0.0271       (0.0271)      1.00
10/31/00                                1.00        0.0326       (0.0326)      1.00
Dollar Shares
11/01/04 through 04/30/0513            $1.00       $0.0070      $(0.0070)     $1.00
10/31/04                                1.00        0.0067       (0.0067)      1.00
10/31/03                                1.00        0.0069       (0.0069)      1.00
10/31/02                                1.00        0.0107       (0.0107)      1.00
10/31/01                                1.00        0.0246       (0.0246)      1.00
10/31/00                                1.00        0.0301       (0.0301)      1.00
Cash Management Shares
11/01/04 through 04/30/0513            $1.00       $0.0057      $(0.0057)     $1.00
10/31/04                                1.00        0.0042       (0.0042)      1.00
07/14/031through 10/31/03               1.00        0.0008       (0.0008)      1.00
Administration Shares
11/01/04 through 04/30/0513            $1.00       $0.0077      $(0.0077)     $1.00
06/17/041 through 10/31/04              1.00        0.0037       (0.0037)      1.00
Bear Stearns Shares
11/01/04 through 04/30/0513            $1.00       $0.0043      $(0.0043)     $1.00
10/31/04                                1.00        0.0025       (0.0025)      1.00
10/31/03                                1.00        0.0025       (0.0025)      1.00
05/20/021through 10/31/02               1.00        0.0022       (0.0022)      1.00
Bear Stearns Premier Choice Shares
11/01/04 through 04/30/0513            $1.00       $0.0070      $(0.0070)     $1.00
03/26/041 through 10/31/04              1.00        0.0045       (0.0045)      1.00
Bear Stearns Private Client Shares
11/01/04 through 04/30/0513            $1.00       $0.0058      $(0.0058)     $1.00
03/26/041 through 10/31/04              1.00        0.0030       (0.0030)      1.00
Bear Stearns Premier Shares
11/01/04 through 04/30/0513            $1.00       $0.0059      $(0.0059)     $1.00
03/26/041 through 10/31/04              1.00        0.0036       (0.0036)      1.00

SEE ACCOMPANYING NOTES TO FINANCI AL STATEMENTS.

78

                           BLACKROCK LIQUIDITY FUNDS

                                          RATIO OF
                                        EXPENSES TO     RATIO OF
                                          AVERAGE     EXPENSES TO   RATIO OF NET
                            RATIO OF     DAILY NET      AVERAGE      INVESTMENT
                          EXPENSES TO      ASSETS      DAILY NET     INCOME TO
            NET ASSETS,     AVERAGE      (INCLUDING      ASSETS       AVERAGE
  TOTAL       END OF       DAILY NET      CUSTODY      (EXCLUDING    DAILY NET
RETURN11   PERIOD (000)      ASSETS       CREDITS)      WAIVERS)       ASSETS
========   ============   ===========   ===========   ===========   ===========
0.82%        $411,101       0.20%/2/      0.20%/2/      0.41%/2/      1.65%/2/
0.92          454,698       0.20          0.20          0.41          0.92
0.94          496,630       0.20          0.19          0.40          0.93
1.33          456,081       0.20          0.19          0.42          1.32
2.74          542,541       0.20          0.19          0.44          2.72
3.31          575,735       0.20          0.20          0.44          3.25

0.70%        $ 12,894       0.45%/2/      0.45%/2/      0.65%/2/      1.46%/2/
0.68            1,347       0.45          0.44          0.66          0.66
0.69           15,463       0.45          0.44          0.65          0.71
1.07           29,922       0.45          0.45          0.67          1.12
2.49           27,460       0.45          0.44          0.69          2.45
3.05           10,212       0.45          0.45          0.69          2.98
0.58%        $    210       0.70%/2/      0.70%/2/      0.91%/2/      1.19%/2/
0.42              120       0.70          0.70          0.90          0.40
0.25/2/           227       0.69/2/       0.68/2/       0.91/2/       0.25/2/

0.78%        $  2,299       0.30%/2/      0.30%/2/      0.51%/2/      1.58%/2/
0.37            1,738       0.30/2/       0.30/2/       0.51/2/       1.00/2/
0.43%        $ 33,684       1.00%/2/      1.00%/2/      1.21%/2/      0.99%/2/
0.25            6,307       0.86          0.86          1.20          0.25
0.25            3,103       0.88          0.87          1.20          0.24
0.48/2/           668       1.00/2/       0.99/2/       1.20/2/       0.51/2/

0.70%        $      2       0.45%/2/      0.45%/2/      0.87%/2/      1.57%/2/
0.45                2       0.45/2/       0.45/2/       0.66/2/       0.76/2/
0.58%        $ 95,414       0.70%/2/      0.70%/2/      1.26%/2/      1.24%/2/
0.32           37,216       0.68/2/       0.68/2/       0.91/2/       0.63/2/

0.60%        $  7,388       0.70%/2/      0.70%/2/      1.01%/2/      1.82%/2/
0.36                2       0.60/2/       0.60/2/       0.81/2/       0.55/2/

                                                                              79

                            BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DIVIDENDS TO     NET
                                      NET ASSET                SHAREHOLDERS    ASSET
                                        VALUE         NET        FROM NET     VALUE,
                                      BEGINNING   INVESTMENT    INVESTMENT    END OF
                                      OF PERIOD     INCOME        INCOME      PERIOD
                                     ----------   ----------   ------------   ------
New York Money Fund
Institutional Shares
11/01/04 through 04/30/05/13/           $1.00       $0.0082      $(0.0082)     $1.00
10/31/04                                 1.00        0.0091       (0.0091)      1.00
10/31/03                                 1.00        0.0096       (0.0096)      1.00
10/31/02                                 1.00        0.0131       (0.0131)      1.00
10/31/01                                 1.00        0.0285       (0.0285)      1.00
10/31/00                                 1.00        0.0364       (0.0364)      1.00
Dollar Shares/3/
11/01/04 through 04/30/05/13/           $1.00       $0.0069      $(0.0069)     $1.00
10/31/04                                 1.00        0.0066       (0.0066)      1.00
10/31/03                                 1.00        0.0071       (0.0071)      1.00
10/31/02                                 1.00        0.0106       (0.0106)      1.00
10/31/01                                 1.00        0.0260       (0.0260)      1.00
10/31/00                                 1.00        0.0205       (0.0205)      1.00
Cash Management Shares
03/03/05/1/ through 04/30/05/13/        $1.00       $0.0023      $(0.0023)     $1.00
Administration Shares
11/01/04 through 04/30/0513             $1.00       $0.0077      $(0.0077)     $1.00
06/17/04 through 10/31/04                1.00        0.0035       (0.0035)      1.00
Bear Stearns Shares
11/01/04 through 04/30/05/13/           $1.00       $0.0042      $(0.0042)     $1.00
10/31/04                                 1.00        0.0024       (0.0024)      1.00
10/31/03                                 1.00        0.0025       (0.0025)      1.00
05/20/02 through 10/31/02                1.00        0.0021       (0.0021)      1.00
Bear Stearns Premier Choice Shares
11/01/04 through 04/30/05/13/           $1.00       $0.0069      $(0.0069)     $1.00
03/26/04 through 10/31/04                1.00        0.0043       (0.0043)      1.00
Bear Stearns Private Client Shares
11/01/04 through 04/30/05/13/           $1.00       $0.0057      $(0.0057)     $1.00
03/26/04 through 10/31/04                1.00        0.0030       (0.0030)      1.00
Bear Stearns Premier Shares
11/01/04 through 04/30/05/13/           $1.00       $0.0059      $(0.0059)     $1.00
03/26/04 through 10/31/04                1.00        0.0034       (0.0034)      1.00

/1/  Commencement of operations of share class.
/2/  Annualized.
/3/  There were no Dollar Shares outstanding during the period July 21, 1998 to
     April 10, 2000.
/4/  There were no Cash Management Shares outstanding during the periods
     December 18, 2001 to January 10, 2002 and December 06, 2002 to January 09,
     2003.
/5/  There were no Cash Management Shares outstanding during the periods October
     16, 2002 to December 02, 2002 , January 17, 2003 to May 29, 2003 and June
     21, 2004 to November 16, 2004.
/6/  There were no Cash Management Shares outstanding during the period October
     16, 2002 to April 30, 2005.
/7/  There were no Cash Reserve Shares outstanding during the period August 7,
     2003 to September 15, 2003 and December 16, 2003 to April 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

80

                            BLACKROCK LIQUIDITY FUNDS

                                          RATIO OF
                                        EXPENSES TO     RATIO OF
                                          AVERAGE     EXPENSES TO   RATIO OF NET
                            RATIO OF     DAILY NET      AVERAGE      INVESTMENT
                          EXPENSES TO      ASSETS      DAILY NET     INCOME TO
            NET ASSETS,     AVERAGE      (INCLUDING      ASSETS       AVERAGE
 TOTAL        END OF       DAILY NET      CUSTODY      (EXCLUDING    DAILY NET
RETURN     PERIOD (000)      ASSETS       CREDITS)      WAIVERS)       ASSETS
-------    ------------   -----------   -----------   -----------   ------------
 0.82%        206,062       0.20%/2/      0.20%/2/      0.42%/2/      1.63%/2/
 0.92         234,346       0.20          0.19          0.40          0.90
 0.96         347,960       0.20          0.19          0.40          0.95
 1.32         362,077       0.20          0.19          0.41          1.31
 2.89         369,989       0.20          0.19          0.44          2.82
 3.71         302,194       0.20          0.19          0.46          3.61

 0.70%          3,964       0.45%/2/      0.45%/2/      0.66%/2/      1.37%/2/
 0.67           5,059       0.45          0.44          0.65          0.67
 0.71           5,216       0.45          0.44          0.65          0.68
 1.07           4,716       0.45          0.44          0.66          1.06
 2.63           3,896       0.45          0.44          0.69          2.52
 3.73/2/        1,647       0.45/2/       0.44/2/       0.70/2/       3.66/2/
 0.23%            405       0.70%/2/      0.70%/2/      0.92%/2/      1.73%/2/

 0.77%         15,974       0.30%/2/      0.30%/2/      0.52%/2/      1.52%/2/
 0.35          21,890       0.30/2/       0.30/2/       0.51/2/       0.94/2/
 0.42%         17,541       1.00%/2/      1.00%/2/      1.21%/2/      1.00%/2/
 0.24           1,420       0.83          0.82          1.20          0.21
 0.25          18,652       0.91          0.90          1.20          0.25
 0.46/2/       16,997       1.00/2/       0.99/2/       1.19/2/       0.46/2/

 0.70%       $      2       0.45%/2/      0.45%/2/      0.87%/2/      1.60%/2/
 0.43               2       0.45/2/       0.44/2/       0.65/2/       0.69/2/
 0.57%       $ 77,399       0.70%/2/      0.70%/2/      1.26%/2/      1.17%/2/
 0.30          53,933       0.69/2/       0.68/2/       0.92/2/       0.56/2/

 0.59%       $  2,999       0.70%/2/      0.79%/2/      1.01%/2/      1.44%/2/
 0.34               2       0.60/2/       0.59/2/       0.80/2/       0.55/2/

/8/  There were no Cash Reserve Shares outstanding during the period August 7,
     2003 to April 30, 2005.
/9/  There were no Administration Shares outstanding during the period October
     3, 2003 to May 24, 2004.
/10/ There were no Administration Shares outstanding during the period October
     7, 2003 to May 16, 2004.
/11/ Past performance is no guarantee of future results.
/12/ There were no Administration Shares outstanding during the period November
     19, 2004 to April 30, 2005.
/13/ Unaudited.

                                                                              81

                            BLACKROCK LIQUIDITY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for
Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal
Fund for California Investors, Inc.; and (5) Municipal Fund for New York
Investors, Inc. (together, the"Predecessor Companies"). On February 10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to the Trust's ten portfolios:
TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund,
MuniFund, MuniCash, California Money Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each has authorized eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client
Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar
Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each has authorized ten classes of shares: Administration Shares, Bear Stearns Shares,
Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns
Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar
Shares, Institutional Shares, and Plus Shares. FedFund has authorized ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client
Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar
Shares and Institutional Shares. TempCash and MuniCash each has authorized nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear
Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and
Institutional Shares. T-Fund has authorized nine classes of shares:
Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice
Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve
Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund
and Treasury Trust Fund each has authorized eight classes of shares:
Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice
Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve
Shares, Dollar Shares and Institutional Shares. As of April 30, 2005, no Plus
Shares or Cash Plus Shares were outstanding.

     Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

     Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate accretion of any discount or amortization of any premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust

82

                            BLACKROCK LIQUIDITY FUNDS

seeks to maintain the net asset value per share of each portfolio at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For TempFund, TempCash, FedFund and T-Fund, the
Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price.
Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class- specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. For the six months ended April
30, 2005, the information provided below shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

     The following table provides a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and Distribution Plans.

                                    SHAREHOLDER     DISTRIBUTION
                                  SERVICE FEES(1)      FEES(2)
                                  ---------------   ------------
Institutional .................          --               --
Dollar ........................        0.25%              --
Cash Management ...............        0.50%              --
Cash Reserve ..................        0.40%              --
Administration ................        0.10%              --
Bear Stearns ..................        0.50%            0.35%
Bear Stearns Premier Choice ...        0.40%            0.10%
Bear Stearns Private Client ...        0.50%            0.35%
Bear Stearns Premier ..........        0.50%            0.10%
Cash Plus .....................        0.50%            0.35%
Plus(3) .......................          --             0.25%

(1) The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2) Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

(3) The Trust has adopted a Distribution and Shareholder Service Plan pursuant to which shareholders of Plus Shares will pay a class specific fee of 0.25%
(0.40% for the New York Money and California Money Funds) on an annualized basis of the average daily net asset value of such shares. This fee reflects the provision of both distribution and sales support (12b-1) and shareholder services.

                                                                              83

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SHAREHOLDER SERVICE FEES

                                                     SHARE CLASSES
                                  ---------------------------------------------------
                                                   CASH        CASH
                                     DOLLAR     MANAGEMENT   RESERVE   ADMINISTRATION
                                  -----------   ----------   -------   --------------
TempFund ......................    $4,678,149    $516,576    $    --      $595,160
TempCash ......................       675,959          --         --            --
FedFund .......................       426,650          --     16,812             5
T-Fund ........................       829,741     223,277         --         1,168
Federal Trust Fund ............         8,867          --         --            --
Treasury Trust Fund ...........       394,210      52,205         --        67,345
MuniFund ......................        88,762      63,639         --       244,817
MuniCash ......................        93,387          --         --            --
California Money Fund .........        13,174         485         --         1,168
New York Money Fund ...........         7,105         130         --         9,024

1. SHAREHOLDER SERVICE FEES

                                                       SHARE CLASSES
                                  ------------------------------------------------------
                                                BEAR                  BEAR
                                               STEARNS      BEAR    STEARNS
                                    BEAR       PRIVATE    STEARNS   PREMIER
                                   STEARNS     CLIENT     PREMIER    CHOICE      TOTAL
                                  --------   ----------   -------   -------   ----------
TempFund ......................   $508,523   $1,177,899   $ 7,439     $243    $7,483,989
TempCash ......................         --           --         7        4       675,970
FedFund .......................     42,605      185,694    12,242        4       684,012
T-Fund ........................         --           --        --       --     1,054,186
Federal Trust Fund ............         --           --        --       --         8,867
Treasury Trust Fund ...........         --           --        --       --       513,760
MuniFund ......................     84,513      212,977     1,158       --       695,866
MuniCash ......................         --           --         4        4        93,395
California Money Fund .........     28,538      180,968     1,803        4       226,140
New York Money Fund ...........      6,279      198,757     2,510        4       223,809

2. SHAREHOLDER SERVICE FEES WAIVED

                                                                SHARE CLASSES
                                     -------------------------------------------------------------------
                                       BEAR     BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                     STEARNS   PRIVATE CLIENT      PREMIER     PREMIER CHOICE     TOTAL
                                     -------   --------------   ------------   --------------   --------
TempFund .........................     $--        $188,464         $1,190          $   79       $189,733
TempCash .........................      --              --             --               1              1
FedFund ..........................      --          37,139          2,448               2         39,589
MuniFund .........................      --              --             60           1,160          1,220
MuniCash .........................      --              --             --               2              2
California Money Fund ............      --           1,048             82               2          1,132
New York Money Fund ..............      --             849             33               2            884

                                                                  SHARE CLASSES
3. DISTRIBUTION FEES                 ----------------------------------------------------------------------
                                        BEAR      BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                      STEARNS    PRIVATE CLIENT      PREMIER     PREMIER CHOICE     TOTAL
                                     ---------   --------------   ------------   --------------  ----------
TempFund .........................    $378,687      $824,529        $1,488           $61         $1,204,765
TempCash .........................          --            --             2             2                  4
FedFund ..........................      33,137       129,986         2,449             2            165,574
MuniFund .........................      65,732       149,084           232            --            215,048
MuniCash .........................          --            --             2             2                  4
California Money Fund ............      22,195       126,678           361             2            149,236
New York Money Fund ..............       4,884       139,130           503             2            144,519

                                                                 SHARE CLASSES
4. DISTRIBUTION FEES WAIVED          -------------------------------------------------------------------
                                       BEAR      BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                     STEARNS    PRIVATE CLIENT      PREMIER     PREMIER CHOICE    TOTAL
                                     --------   --------------   ------------   --------------  --------
TempFund .........................      $--        $824,528         $1,488            $61       $826,077
TempCash .........................       --              --              1              2              3
FedFund ..........................       --         129,986          2,449              2        132,437
MuniFund .........................       --         149,084            232             --        149,316
MuniCash .........................       --              --              2              2              4
California Money Fund ............       --         126,678            361              2        127,041
New York Money Fund ..............       --         139,130            503              2        139,635

84

                            BLACKROCK LIQUIDITY FUNDS

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect majority-owned subsidiary of The
PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: 0.175% of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion,
0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.08% of the next
$1 billion, 0.075% of the next $1 billion and 0.07% of net assets in excess of
$8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio's average daily net assets, and with respect to FedFund,
T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average daily net assets, is as follows: 0.175% of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion,
0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next
$1 billion, 0.085% of the next $1 billion and 0.08% of net assets in excess of
$7 billion. California Money Fund and New York Money Fund pay BIMC a fee,
computed daily and payable monthly, at an annual rate of 0.20% of average net assets.

     For the six months ended April 30, 2005, advisory fees and waivers for each
Fund were as follows:

                                      GROSS                   NET ADVISORY
                                  ADVISORY FEE     WAIVER          FEE
                                  ------------   ----------   ------------
TempFund ......................    $11,323,206   $1,638,472    $9,684,734
TempCash ......................      5,264,916    1,422,278     3,842,638
FedFund .......................      1,420,509      620,142       800,367
T-Fund ........................      1,871,202      698,072     1,173,130
Federal Trust Fund ............         54,782       38,715        16,067
Treasury Trust Fund ...........        789,292      366,447       422,845
MuniFund ......................      1,929,198      826,102     1,103,096
MuniCash ......................      1,852,628      803,083     1,049,545
California Money Fund .........        522,213      272,999       249,214
New York Money Fund ...........        347,867      186,781       161,086

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: 0.175%
of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion and 0.10% of amounts in excess of $3 billion.

     For the six months ended April 30, 2005, administration fees and waivers for each Fund were as follows:

                                       GROSS                        NET
                                  ADMINISTRATION               ADMINISTRATION
                                        FEE          WAIVER          FEE
                                  --------------   ----------  --------------
TempFund ......................     $14,582,076    $1,638,473    $12,943,603
TempCash ......................       5,713,469     1,422,278      4,291,191
FedFund .......................       1,900,098       620,142      1,279,956
T-Fund ........................       2,353,976       698,071      1,655,905
Federal Trust Fund ............          82,441        38,714         43,727
Treasury Trust Fund ...........       1,143,025       366,448        776,577
MuniFund ......................       1,929,198       826,101      1,103,097
MuniCash ......................       1,852,628       803,082      1,049,546
California Money Fund .........         456,936       272,999        183,937
New York Money Fund ...........         304,383       186,780        117,603

                                                                              85

                            BLACKROCK LIQUIDITY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

     The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of TempFund and TempCash do not exceed 0.18% of their respective average net assets; and with respect to the other eight Funds, do not exceed 0.20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

     In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the six months ended April 30, 2005, the Funds paid the following amounts to PFPC for transfer agent services: $732,647 with respect to
TempFund, $314,805 with respect to TempCash, $90,044 with respect to FedFund,
$103,968 with respect to T-Fund, $7,653 with respect to Federal Trust Fund,
$57,041 with respect to Treasury Trust Fund, $83,602 with respect to MuniFund,
$81,427 with respect to MuniCash, $27,293 with respect to California Money Fund and $22,040 with respect to New York Money Fund.

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows:
0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"). For the six months ended April 30, 2005, custody credits earned were as follows: $26,244 with respect to T-Fund, $13 with respect to Federal Trust Fund, $57,115 with respect to MuniFund, $62,729 with respect to MuniCash, $5,384 with respect to
California Money Fund and $4,405 with respect to New York Money Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares
Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan,
the Trust may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear
Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution
Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear
Stearns Private Client Shares Distribution Plan because there are no Plus or
Cash Plus Shares outstanding. In addition, the Trust may pay Service
Organizations, including affiliates of BIMC, fees for providing certain services
("shareholder services") to their customers who own shares of the Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the
Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear
Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client
Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     For the six months ended April 30, 2005, the Funds paid shareholder services fees to affiliates of BIMC in the amounts as follows: $4,127,451 with respect to TempFund, $385,781 with respect to TempCash, $412,804 with respect to
FedFund, $33,323 with respect to T-Fund, $139,577 with respect to Treasury Trust
Fund, $295,316 with respect to MuniFund, $51,442 with respect to MuniCash,
$1,168 with respect to California Money Fund and $14,930 with respect to New
York Money Fund.

           As of April 30, 2005, affiliated payables were as follows:

                                   PFPC AND                      OTHER
                                  PFPC TRUST                     BIMC
                                    CO. (1)     BIMC (2)    AFFILIATES (3)
                                  ----------   ----------   --------------
TempFund ......................    $554,565    $3,327,736      $663,785
TempCash ......................     177,083     1,339,903        65,353
FedFund .......................     128,298       365,627        71,770
T-Fund ........................      94,335       451,560        33,323
Federal Trust Fund ............       2,002         5,689            --
Treasury Trust Fund ...........      35,049       168,746        21,744
MuniFund ......................      52,307       338,873        44,632
MuniCash ......................      48,024       307,976         8,312
California Money Fund .........      14,685        68,946           193
New York Money Fund ...........       9,691        39,888         2,069

(1)  Payables to PFPC as of April 30, 2005 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust
     Co. as of April 30, 2005 are for custody services provided to the Trust.

86

                            BLACKROCK LIQUIDITY FUNDS

(2)  Payables to BIMC as of April 30, 2005 are for advisory and administration services provided to the Trust.

(3)  Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
     Shareholder Services Plans and Distribution Plans, respectively.

(D)  Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                                 TEMPFUND
                                                  -------------------------------------
                                                   SIX MONTHS ENDED       YEAR ENDED
                                                    APRIL 30, 2005     OCTOBER 31, 2004
                                                  -----------------   -----------------
Shares sold:
   Institutional Shares .......................   $ 129,000,963,966   $ 195,611,078,388
   Dollar Shares ..............................      20,970,069,451      35,543,487,128
   Cash Management Shares .....................         414,497,752         940,174,162
   Cash Reserve Shares ........................                  --           9,742,428
   Administration Shares ......................         855,194,278       2,163,253,377
   Bear Stearns Shares ........................         986,067,179       1,017,522,559
   Bear Stearns Private Client Shares .........       1,477,420,588         592,904,287
   Bear Stearns Premier Shares ................          74,230,134                  --
   Bear Stearns Premier Choice Shares .........          11,077,100                  --
Shares issued in reinvestment of dividends:
   Institutional Shares .......................          90,093,712          77,341,954
   Dollar Shares ..............................           2,633,753           2,311,328
   Cash Management Shares .....................             943,858             714,105
   Cash Reserve Shares ........................                  --               7,608
   Administration Shares ......................             472,551             121,113
   Bear Stearns Shares ........................           1,562,000             527,341
   Bear Stearns Private Client Shares .........           4,462,825             754,353
   Bear Stearns Premier Shares ................              33,936                  --
Shares redeemed:
   Institutional Shares .......................    (127,318,506,324)   (198,316,895,559)
   Dollar Shares ..............................     (21,104,897,403)    (35,698,664,740)
   Cash Management Shares .....................        (362,989,850)       (896,254,181)
   Cash Reserve Shares ........................                  --         (16,372,544)
   Administration Shares ......................        (893,709,143)       (963,329,265)
   Bear Stearns Shares ........................        (879,652,289)       (903,851,920)
   Bear Stearns Private Client Shares .........      (1,064,767,566)       (313,194,333)
   Bear Stearns Premier Shares ................         (40,728,091)                 --
                                                  -----------------   -----------------
Net increase (decrease) .....................     $   2,224,472,417   $  (1,148,622,411)
                                                  =================   =================

                                                                              87

                            BLACKROCK LIQUIDITY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                                 TEMPCASH
                                                   ------------------------------------
                                                   SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2005    OCTOBER 31, 2004
                                                   ----------------   -----------------
Shares sold:
   Institutional Shares .......................    $ 71,709,458,152   $ 109,427,269,385
   Dollar Shares ..............................         765,593,692       1,529,198,003
   Bear Stearns Premier Shares ................                  --               7,969
   Bear Stearns Premier Choice Shares .........                  --               4,390
Shares issued in reinvestment of dividends:
   Institutional Shares .......................          48,646,544          58,117,990
   Dollar Shares ..............................           4,172,790           3,216,834
   Bear Stearns Premier Shares ................                  20                   8
   Bear Stearns Premier Choice Shares .........                  22                  10
Shares redeemed:
   Institutional Shares .......................     (69,126,258,330)   (112,828,540,259)
   Dollar Shares ..............................        (710,879,652)     (1,434,127,470)
   Bear Stearns Premier Shares ................                 (14)             (5,736)
   Bear Stearns Premier Choice Shares .........                 (16)             (2,254)
                                                   ----------------   -----------------
Net increase (decrease) .......................    $  2,690,733,208   $  (3,244,861,130)
                                                   ================   =================

88

                            BLACKROCK LIQUIDITY FUNDS

                                                                FEDFUND
                                                  -----------------------------------
                                                  SIX MONTHS ENDED      YEAR ENDED
                                                   APRIL 30, 2005    OCTOBER 31, 2004
                                                  ----------------   ----------------
Shares sold:
   Institutional Shares .......................    $ 8,140,736,720   $ 13,749,730,536
   Dollar Shares ..............................      5,391,704,842     10,197,848,730
   Cash Reserve Shares ........................          8,119,775            298,977
   Administration Shares ......................            210,000                 --
   Bear Stearns Shares ........................         58,161,772         93,587,130
   Bear Stearns Private Client Shares .........        233,409,000        100,508,918
   Bear Stearns Premier Shares ................         47,265,864              6,631
   Bear Stearns Premier Choice Shares .........                 --              6,336
Shares issued in reinvestment of dividends:
   Institutional Shares .......................          7,335,441          6,246,171
   Dollar Shares ..............................             11,578             22,410
   Bear Stearns Shares ........................            128,708             48,229
   Bear Stearns Private Client Shares .........            675,049            155,352
   Bear Stearns Premier Shares ................             51,002                 11
   Bear Stearns Premier Choice Shares .........                 21                 15
Shares redeemed:
   Institutional Shares .......................     (7,912,412,895)   (14,036,100,725)
   Dollar Shares ..............................     (5,388,953,535)   (10,249,737,317)
   Cash Reserve Shares ........................        (15,771,082)        (4,515,153)
   Administration Shares ......................           (210,000)                --
   Bear Stearns Shares ........................        (62,007,134)       (82,687,450)
   Bear Stearns Private Client Shares .........       (136,726,135)       (50,084,803)
   Bear Stearns Premier Shares ................        (31,344,391)            (4,499)
   Bear Stearns Premier Choice Shares .........                (15)            (4,204)
                                                   ---------------   ----------------
Net increase (decrease) .......................    $   340,384,585   $   (274,674,705)
                                                   ===============   ================

                                                                 T-FUND
                                                  -----------------------------------
                                                  SIX MONTHS ENDED      YEAR ENDED
                                                   APRIL 30, 2005    OCTOBER 31, 2004
                                                  ----------------   ----------------
Shares sold:
   Institutional Shares .......................   $ 14,040,861,546   $ 29,241,073,578
   Dollar Shares ..............................      4,974,194,504      9,877,472,054
   Cash Management Shares .....................        157,774,976        253,141,920
   Administration Shares ......................         18,108,015            864,380
Shares issued in reinvestment of dividends:
   Institutional Shares .......................          6,681,277          5,034,285
   Dollar Shares ..............................          1,364,417            719,115
   Cash Management Shares .....................             58,811              4,106
   Administration Shares ......................              3,592              1,805
Shares redeemed:
   Institutional Shares .......................    (14,111,113,807)   (29,408,882,539)
   Dollar Shares ..............................     (5,639,372,594)    (8,846,607,879)
   Cash Management Shares .....................       (107,435,864)      (255,245,184)
   Administration Shares ......................         (3,378,621)          (806,935)
                                                  ----------------   ----------------
Net increase (decrease) .......................   $   (662,253,748)  $    866,768,706
                                                  ================   ================

                                                                              89

                            BLACKROCK LIQUIDITY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                         FEDERAL TRUST FUND
                                                -----------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED
                                                 APRIL 30, 2005    OCTOBER 31, 2004
                                                ----------------   ----------------
Shares sold:
   Institutional Shares .....................    $ 128,324,517      $ 837,829,134
   Dollar Shares ............................       37,335,244         73,201,793
Shares issued in reinvestment of dividends:
   Institutional Shares .....................          673,632            719,402
   Dollar Shares ............................            5,324             14,720
Shares redeemed:
   Institutional Shares .....................     (133,821,132)      (943,123,129)
   Dollar Shares ............................      (37,696,801)       (69,936,712)
                                                 -------------      -------------
Net decrease ................................    $  (5,179,216)     $(101,294,792)
                                                 =============      =============

                                                         TREASURY TRUST FUND
                                                -----------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED
                                                 APRIL 30, 2005    OCTOBER 31, 2004
                                                ----------------   ----------------
Shares purchased:
   Institutional Shares .....................   $ 3,692,838,398    $ 6,917,334,565
   Dollar Shares ............................       675,593,626      1,520,979,335
   Cash Management Shares ...................       130,830,345         53,135,347
   Administration Shares ....................       191,460,271        302,135,449
Shares issued in reinvestment of dividends:
   Institutional Shares .....................         3,047,948          3,443,356
   Dollar Shares ............................         1,917,321          1,480,708
Shares redeemed:
   Institutional Shares .....................    (3,627,308,576)    (7,539,415,002)
   Dollar Shares ............................      (781,440,249)    (1,450,237,441)
   Cash Management Shares ...................      (130,830,144)       (60,060,067)
   Administration Shares ....................      (221,385,928)      (160,689,040)
                                                ---------------    ---------------
Net decrease ................................   $   (65,276,988)   $  (411,892,790)
                                                ===============    ===============

90

                            BLACKROCK LIQUIDITY FUNDS

                                                              MUNIFUND
                                                -----------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED
                                                 APRIL 30, 2005    OCTOBER 31, 2004
                                                ----------------   ----------------
Shares sold:
   Institutional Shares .....................   $ 7,647,959,474    $ 13,536,702,305
   Dollar Shares ............................       497,863,219         686,921,183
   Cash Management Shares ...................        63,792,775         154,422,866
   Cash Reserve Shares ......................                --                  --
   Administration Shares ....................       486,135,145         941,027,134
   Bear Stearns Shares ......................       136,750,452         164,305,774
   Bear Stearns Private Client Shares .......       289,694,254         134,719,242
   Bear Stearns Premier Shares ..............         7,658,943                  --
   Bear Stearns Premier Choice Shares .......             2,200                  --
Shares issued in reinvestment of dividends:
   Institutional Shares .....................         5,939,683           5,215,923
   Dollar Shares ............................            85,916             115,227
   Cash Management Shares ...................            35,507              36,453
   Bear Stearns Shares ......................           160,349              51,293
   Bear Stearns Private Client Shares .......           513,281             104,712
   Bear Stearns Premier Shares ..............             3,629                  --
   Bear Stearns Premier Choice Shares .......                 1                  --
Shares redeemed:
   Institutional Shares .....................    (7,396,286,038)    (13,279,049,460)
   Dollar Shares ............................      (503,674,644)       (642,460,871)
   Cash Management Shares ...................       (46,167,498)       (156,767,380)
   Cash Reserve Shares ......................                --                  --
   Administration Shares ....................      (478,377,627)       (503,437,789)
   Bear Stearns Shares ......................      (132,738,756)       (141,536,477)
   Bear Stearns Private Client Shares .......      (239,260,477)        (83,025,280)
   Bear Stearns Premier Shares ..............        (1,845,344)                 --
                                                ---------------    ----------------
Net increase ................................   $   338,244,444    $    817,344,855
                                                ===============    ================

                                                                              91

                            BLACKROCK LIQUIDITY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                             MUNICASH
                                                -----------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED
                                                 APRIL 30, 2005    OCTOBER 31, 2004
                                                ----------------   ----------------
Shares sold:
   Institutional Shares .....................   $ 14,135,234,735   $ 26,925,232,386
   Dollar Shares ............................        113,362,669        211,300,606
   Bear Stearns Premier Shares ..............                 --             12,004
   Bear Stearns Premier Choice Shares .......                 --              4,398
Shares issued in reinvestment of dividends:
   Institutional Shares .....................          7,789,622         10,349,905
   Dollar Shares ............................            500,716            595,082
   Bear Stearns Premier Shares ..............                 14                  8
   Bear Stearns Premier Choice Shares .......                 16                 10
Shares redeemed:
   Institutional Shares .....................    (14,743,746,126)   (26,674,048,361)
   Dollar Shares ............................       (110,360,057)      (222,555,729)
   Bear Stearns Premier Shares ..............                (10)            (9,869)
   Bear Stearns Premier Choice Shares .......                (12)            (2,260)
                                                ----------------   ----------------
Net increase (decrease) .....................   $   (597,218,433)  $    250,878,180
                                                ================   ================

                                                        CALIFORNIA MONEY FUND
                                                -----------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED
                                                 APRIL 30, 2005    OCTOBER 31, 2004
                                                ----------------   ----------------
Shares sold:
   Institutional Shares .....................    $ 1,282,860,799    $ 1,966,064,918
   Dollar Shares ............................         70,168,087          8,629,261
   Cash Management Shares ...................            185,996            126,574
   Administration Shares ....................          2,518,996          4,981,520
   Bear Stearns Shares ......................         77,144,520        106,908,101
   Bear Stearns Private Client Shares .......        319,763,777        121,118,604
   Bear Stearns Premier Shares ..............         16,221,207              5,786
   Bear Stearns Premier Choice Shares .......                 --              4,400
Shares issued in reinvestment of dividends:
   Institutional Shares .....................             39,438             46,924
   Cash Management Shares ...................                716                677
   Bear Stearns Shares ......................             60,004             25,214
   Bear Stearns Private Client Shares .......            439,671             72,021
   Bear Stearns Premier Shares ..............              5,670                  9
   Bear Stearns Premier Choice Shares .......                 15                 10
Shares redeemed:
   Institutional Shares .....................     (1,326,509,519)    (2,008,074,542)
   Dollar Shares ............................        (58,620,806)       (22,745,262)
   Cash Management Shares ...................            (96,966)          (233,547)
   Administration Shares ....................         (1,957,437)        (3,244,026)
   Bear Stearns Shares ......................        (49,825,940)      (103,729,883)
   Bear Stearns Private Client Shares .......       (261,996,950)       (83,975,914)
   Bear Stearns Premier Shares ..............         (8,840,588)            (3,651)
   Bear Stearns Premier Choice Shares .......                (11)            (2,260)
                                                 ---------------    ---------------
Net increase (decrease) .....................    $    61,560,679    $   (14,025,066)
                                                 ===============    ===============

92

                            BLACKROCK LIQUIDITY FUNDS

                                                         NEW YORK MONEY FUND
                                                -----------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED
                                                 APRIL 30, 2005    OCTOBER 31, 2004
                                                ----------------   ----------------
Shares sold:
   Institutional Shares .....................     $ 767,790,689     $ 1,363,736,757
   Dollar Shares ............................         7,962,225          15,519,393
   Cash Management ..........................           430,196                   -
   Administration Shares ....................        11,344,092          45,123,432
   Bear Stearns Shares ......................        29,627,372          94,724,889
   Bear Stearns Private Client Shares .......       259,107,376         150,193,745
   Bear Stearns Premier Shares ..............         7,631,859               5,734
   Bear Stearns Premier Choice Shares .......                --               4,394
Shares issued in reinvestment of dividends:
   Institutional Shares .....................           252,386             193,851
   Dollar Shares ............................            37,253              35,286
   Bear Stearns Shares ......................            12,328              28,418
   Bear Stearns Private Client Shares .......           460,958             105,324
   Bear Stearns Premier Shares ..............             6,863                   9
   Bear Stearns Premier Choice Shares .......                15                   9
Shares redeemed:
   Institutional Shares .....................      (796,327,149)     (1,477,648,621)
   Dollar Shares ............................        (9,094,503)        (15,712,952)
   Cash Management ..........................           (25,096)                 --
   Administration Shares ....................       (17,260,004)        (23,233,023)
   Bear Stearns Shares ......................       (13,518,177)       (111,985,712)
   Bear Stearns Private Client Shares .......      (236,102,575)        (96,366,083)
   Bear Stearns Premier Shares ..............        (4,641,955)             (3,599)
   Bear Stearns Premier Choice Shares .......               (11)             (2,254)
                                                  -------------     ---------------
Net increase (decrease) .....................     $   7,694,142     $   (55,281,003)
                                                  =============     ===============

     On April 30, 2005, one shareholder held approximately 10% of the outstanding shares of TempFund, two shareholders held approximately 22% of
TempCash, two shareholders held approximately 32% of FedFund, one shareholder held approximately 35% of T-Fund, two shareholders held approximately 23% of
Treasury Trust Fund, three shareholders held approximately 60% of Federal Trust
Fund, one shareholder held approximately 15% of MuniFund, two shareholders held approximately 24% of MuniCash, three shareholders held approximately 38% of
California Money Fund and three shareholders held approximately 54% of New York
Money Fund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds' shares on behalf of multiple underlying Fund shareholders.

                                                                              93

                            BLACKROCK LIQUIDITY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

(E) At April 30, 2005, net assets consisted of:

                                                                 TEMPFUND          TEMPCASH           FEDFUND
                                                             ---------------   ----------------   --------------
Paid-in capital ..........................................   $25,205,135,508    $11,072,358,522   $2,647,772,105
Accumulated net realized loss on security transactions ...        (4,709,299)        (2,982,017)          (3,752)
                                                             ---------------    ---------------   ---------------
   Net Assets ............................................   $25,200,426,209    $11,069,376,505   $2,647,768,353
                                                             ===============    ===============   ==============

                                                                                 FEDERAL TRUST    TREASURY TRUST
                                                                 T-FUND               FUND             FUND
                                                             ---------------    ---------------   --------------
Paid-in capital ..........................................   $ 3,329,646,655    $    91,542,994   $1,202,785,380
Accumulated net realized loss on security transactions ...          (106,958)              (312)        (292,064)
                                                             ---------------    ---------------   --------------
   Net Assets ............................................   $ 3,329,539,697    $    91,542,682   $1,202,493,316
                                                             ===============    ===============   ==============

                                                                 MUNIFUND          MUNICASH
                                                             ---------------   --------------
Paid-in capital ..........................................   $ 2,771,100,871   $1,798,382,269
Undistributed net investment income ......................             2,304               --
Accumulated net realized loss on security transactions ...          (149,131)        (421,007)
                                                             ---------------   --------------
   Net Assets ............................................   $ 2,770,954,044   $1,797,961,262
                                                             ===============   ==============

                                                             CALIFORNIA MONEY   NEW YORK MONEY
                                                                   FUND              FUND
                                                             ----------------   --------------
Paid-in capital ..........................................    $   563,079,962   $  324,347,303
Accumulated net realized loss on security transactions ...            (87,836)              --
                                                              ---------------   --------------
   Net Assets ............................................    $   562,992,126   $  324,347,303
                                                              ===============   ==============

(F) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for
Federal tax purposes. There were no long-term capital gain distributions for the six months ended April 30, 2005.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

94

                            BLACKROCK LIQUIDITY FUNDS

The estimated tax character of distributions paid during the six months ended
April 30, 2005 and the tax character of distributions paid during the year ended October 31, 2004 were as follows:

                                TAX-FREE      ORDINARY
                                 INCOME        INCOME
                              -----------   ------------
TempFund
04/30/05 ..................   $        --   $310,190,733
10/31/04 ..................            --    265,474,761
TempCash
04/30/05 ..................            --    116,216,861
10/31/04 ..................            --    118,909,583
FedFund
04/30/05 ..................            --     26,075,180
10/31/04 ..................            --     25,233,866
T-Fund
04/30/05 ..................            --     32,310,725
10/31/04 ..................            --     29,281,477
Federal Trust Fund
04/30/05 ..................            --        978,034
10/31/04 ..................            --      1,364,763
Treasury Trust Fund
04/30/05 ..................            --     12,928,214
10/31/04 ..................            --     12,174,517
MuniFund
04/30/05 ..................    20,145,155             --
10/31/04 ..................    18,552,850             --
MuniCash
04/30/05 ..................    20,282,582             --
10/31/04 ..................    23,675,415             --
California Money Fund
04/30/05 ..................     4,102,651             --
10/31/04 ..................     4,327,555             --
New York Money Fund
04/30/05 ..................     2,630,968             --
10/31/04 ..................     2,938,700             --

As of April 30, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

                                  UNDISTRIBUTED   UNDISTRIBUTED   ACCUMULATED
                                     TAX-FREE        ORDINARY       CAPITAL
                                      INCOME          INCOME         LOSSES
                                  -------------   -------------   -----------
TempFund ......................     $       --     $55,082,582    $(4,709,299)
TempCash ......................             --      22,623,290     (2,982,017)
FedFund .......................             --       5,042,897        (12,054)
T-Fund ........................             --       6,639,265       (106,958)
Federal Trust Fund ............             --         184,663           (312)
Treasury Trust Fund ...........             --       2,552,170       (292,064)
MuniFund ......................      4,147,832              --       (111,004)
MuniCash ......................      4,084,844              --       (382,368)
California Money Fund .........        780,173              --        (87,836)
New York Money Fund ...........        439,775              --             --

                                                                              95

                            BLACKROCK LIQUIDITY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

     At October 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                               EXPIRING OCTOBER 31
                            ----------------------------------------------------------------------------------
                            2005   2006   2007     2008       2009      2010       2011      2012       TOTAL
                            ----   ----   ----   --------   -------   --------   -------   --------   --------
TempFund ................   $ --    $--    $--   $     --   $    --   $459,902   $    --   $354,394   $814,296
TempCash ................     --     --     --         --        --        888     9,501     78,365     88,754
T-Fund ..................     --     --     --     15,846        --         --        --         --     15,846
Federal Trust Fund ......    374     --     --         --        --         --        --         --        374
Treasury Trust Fund .....     --     --     --    111,459    91,820         --        --         --    203,279
MuniFund ................     --     --     --         --        --         --        --     89,794     89,794
MuniCash ................     --     --     --     13,010        --         --        --     77,299     90,309
California Money Fund ...     --     --     --         --    42,528         --    45,308         --     87,836

96

                            BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contract. The Investment
     Advisory Agreement ("Advisory Contract") of BlackRock Liquidity Funds (the
     "Fund") was most recently approved by the Board of Trustees (the "Board" or the "Trustees") of the Fund including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the
     "Independent Trustees") at an in-person meeting of the Board held on March
     1 and 2, 2005. In determining to approve the Advisory Contract, the
     Trustees met with the relevant investment advisory personnel from BlackRock
     Institutional Management Corporation (the "Investment Adviser") and
     considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contract. The Board received materials in advance of the meeting relating to its consideration of the Advisory Contract of the
     Fund for each portfolio (each, a "Portfolio"), including, among other things: (i) fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies with respect to each Portfolio for the years ended December 31,
     2003 and 2004, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Adviser; and (v)
     information regarding compliance records and regulatory matters relating to the Investment Adviser. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board's obligations in considering renewal of the Advisory Contract. The information reviewed was responsive to requests by the Board's independent counsel for certain information to assist the Board in its considerations. The topics discussed below were considered separately by the Independent Trustees in an executive session, during which independent counsel provided guidance to the Independent
     Trustees.

     Fees and Expenses. In approving the Advisory Contract, the Trustees, including the Independent Trustees, reviewed the fees, both before
     (referred to as "Contractual") and after (referred to as "Actual") any fee waivers and expense reimbursements, and expense ratios of the Dollar Shares and Institutional Shares of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures
     (a "peer group"). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by
     Lipper, Inc. ("Lipper"), which is not affiliated with the Investment
     Adviser.

     In considering data based on information provided by Lipper, the Trustees noted that of the ten Portfolios, none of the 20 classes of the Portfolios reviewed have Contractual or Actual advisory fees higher than the median.
     Further, only one share class (Federal Trust Dollar Shares) has Actual total expenses higher than the median for its peer group. Its total expenses exceeded those for its peer group by .001%.

     The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the
     Investment Adviser, including other money market funds.

     Following consideration of this information, the Trustees concluded that the fees to be paid pursuant to the Advisory Contract were fair and reasonable in light of the services provided.

                                                                              97

                            BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

     Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by the
     Investment Adviser in managing the Portfolios. In connection with this, the
     Trustees considered the Investment Adviser's in-house research capabilities as well as other resources available to their personnel. The Trustees concluded that the scope of the Investment Adviser's services to be provided to the Portfolios was consistent with the Portfolios' operational requirements.

     The Trustees also considered the quality of the services provided by the
     Investment Adviser to the Portfolios. The Trustees evaluated the procedures of the Investment Adviser designed to fulfill its fiduciary duty to the
     Portfolios with respect to possible conflicts of interest.

     The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Contract. The Trustees also took into account the time and attention devoted by senior management of the
     Investment Adviser to the Portfolios. The Trustees also considered the business reputation of BlackRock and its financial resources and concluded that the Investment Adviser would be able to meet any reasonably foreseeable obligation under the Advisory Contract.

     Fund Performance. The Board of Trustees, including the Independent
     Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each
     Portfolio, as well as the performance of funds with the same investment classification and objective ("performance universe"). The funds included within each Portfolio's performance universe were selected by Lipper. The
     Board was provided with performance data for the Dollar Shares of each
     Portfolio over the one, two, three, four and five year periods ended
     November 30, 2004 and of the Institutional Shares of each Portfolio over the one, two, three, four, five and ten year periods ended November 30,
     2004, as compared to performance of the performance universe.

     The Trustees noted that of the 20 classes of the Portfolios that were included in the Lipper performance universe, fourteen classes (70%) had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended November 30, 2004. The remaining 6 classes performed below their respective performance universe median during at least two of those periods by no more than .10%. These 6 share classes are the Dollar Shares of TempFund, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund and
     MuniFund.

     The Trustees discussed other factors relevant to the performance of the
     Portfolios and concluded that each Portfolio's performance is generally competitive with that of its Lipper performance universe.

     Profitability. The Board of Trustees, including the Independent Trustees, considered the level of the Investment Adviser's and affiliates' profits in respect of their relationship with the Portfolios, including the cost of services provided by the Investment Adviser. This consideration included a broad review of the Investment Adviser's methodology in allocating their costs to the management of a Portfolio. The Board of Trustees considered the profits realized by the Investment Adviser and affiliates in connection with the operation of each Portfolio. The Board of Trustees, including the
     Independent Trustees, also considered the Investment Adviser's

98

                            BLACKROCK LIQUIDITY FUNDS

     profit margins in comparison with certain available industry data. The
     Board concluded that the Investment Adviser's profit is a reasonable profit for the services provided to the Portfolios.

     Economies of Scale. The Independent Trustees discussed economies-of-scale in light of existing breakpoints and the growth of assets in the Fund over the past several years and concluded that the advisory fee structure was reasonable.

     Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment
     Adviser, such as the engagement of affiliates of the Investment Adviser as service providers to the Portfolios, including for administrative, transfer agency and custodial services.

     No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Advisory Contract. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Contract, including the fees to be charged for services thereunder.

(B)  PricewaterhouseCoopers LLP ("PwC), the Fund's former independent auditor has been hired as an internal audit supporting service provider by The PNC
     Financial Services Group, Inc. ("PNC"), the parent company of the Fund's investment adviser and certain other service providers. In order to provide certain servcices to PNC and its affiliates which would have caused PwC to no longer be independent with respect to the Fund, PwC declined to stand for re-election as independent auditor of the Fund after the completion of the fiscal 2003 audit.

     PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities
     Exchange Act of 1934, as amended.

     On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche
     LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the
     Registrant's fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation
     S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
     304).

(C)  The amounts paid by the Fund to the Chief Compliance Officer (CCO) for the
     six months ended April 30, 2005, were $85,350.

                                                                              99

Investment Adviser

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, DE 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Counsel

     Drinker Biddle & Reath LLP

     Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holdings for the third quarter of its fiscal year ended July 31, 2004 and the first quarter of its fiscal year ended January 31, 2005 with the Commission on Form N-Q. The Trust's
Form N-Q is available on the Commission's website at http://www.sec.gov. The
Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference
Room in Washington, D.C. Information regarding the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q may also be obtained, upon request and without charge, by calling (800)
821-7762.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the
Fund involve investment risks, including the possible loss of the principal amount invested.

[GRAPHIC OMITTED]

BRLF-SA-001

BlackRock Liquidity Funds

Semi-Annual Report

April 30, 2005 (Unaudited)

                                                                               1

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway 4th Floor

 Wilmington,DE 19809
(302) 797-2000
www.blackrock.com

May 31, 2005

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of
FedFund Cash Reserve Shares of BlackRock Liquidity Funds for the six-month period ended April 30, 2005.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

/s/ Ralph L. Schlosstein
Ralph L. Schlosstein
Chairman & President

                                                                               1

                                    FEDFUND

FUND PROFILE

[GRAPHIC APPEARS HERE]

Portfolio Diversification - % of Portfolio

              Repurchase Agreements          39.3%
              Agency Obligations             60.7%

[GRAPHIC APPEARS HERE]

Distribution - Weighted Average Maturity 22 days

               Days                     % of Portfolio
            ----------                  --------------
              1-30                           66.2
              31-60                          16.7
              61-90                          16.4
              91-120                          0.1
              121-150                         0.7
              Over 150                        0.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/
exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30,
2005.

2

                               FEDFUND

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         Actual Expenses
                           -------------------------------------------
                                                              Cash
                            Institutional      Dollar       Reserve
                           --------------- ------------- -------------
Beginning Account Value
  (11/01/04)                    1,000.00       1,000.00      1,000.00
Ending Account Value
   (4/30/05)                    1,010.90       1,009.60      1,008.90
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                          0.99           2.24          2.98

                                                       Actual Expenses
                           ------------------------------------------------------------------------
                                                               Bear          Bear
                                                             Stearns       Stearns         Bear
                                                 Bear        Premier       Private       Stearns
                            Administration     Stearns        Choice        Client       Premier
                           ---------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (11/01/04)                    1,000.00        1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
   (4/30/05)                    1,000.40        1,006.90      1,009.60      1,008.90      1,008.70
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                          0.07            4.96          2.24          2.98          2.98

                                                                3

                               FEDFUND

                                      Hypothetical Expenses
                                   (5% return before expenses)
                           -------------------------------------------
                                                              Cash
                            Institutional      Dollar       Reserve
                           --------------- ------------- -------------
Beginning Account Value
  (11/01/04)                    1,000.00       1,000.00      1,000.00
Ending Account Value
   (4/30/05)                    1,024.00       1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                          1.00           2.25          3.00

                                                    Hypothetical Expenses
                                                 (5% return before expenses)
                           ------------------------------------------------------------------------
                                                               Bear          Bear
                                                             Stearns       Stearns         Bear
                                                 Bear        Premier       Private       Stearns
                            Administration     Stearns        Choice        Client       Premier
                           ---------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (11/01/04)                    1,000.00        1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
   (4/30/05)                    1,024.93        1,019.99      1,022.75      1,022.00      1,022.00
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                          0.07            5.01          2.25          3.00          3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%,  0.30%, 1.00%, 0.45%,
0.60% and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 9/365 for the Administration share class (to reflect the period the class was open during the one-half year period).

4

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

APRIL 30, 2005 (UNAUDITED)

                                      PAR
                      MATURITY       (000)          VALUE
                     ----------   ----------   --------------
AGENCY OBLIGATIONS - 66.8%
Federal Farm Credit Bank Variable Rate Notes - 16.3%
     2.85%(b)        05/03/05     $80,000      $80,017,680
     2.76%(b)        05/02/05      95,000       94,974,430
     2.78%(b)        05/02/05      35,000       35,000,277
     2.78%(b)        05/02/05     172,000      172,008,267
     2.78%(b)        05/02/05      10,000        9,999,212
     2.80%(b)        05/02/05      40,000       40,000,468

                                               ===========
                                               432,000,334
                                               -----------
Federal Home Loan Bank Bonds - 0.8%
     2.80%           05/02/05       9,966        9,965,225
     1.41%           05/09/05      12,000       12,000,000

                                               ===========
                                                21,965,225
                                               -----------
Federal Home Loan Bank Variable Rate Notes - 15.2%
     2.63%(b)        05/02/05     100,000       99,931,703
     2.77%(b)        05/03/05      50,000       49,990,135
     2.89%(b)        05/23/05     150,000      149,883,265
     2.83%(b)        06/08/05     102,000      101,979,953

                                               ===========
                                               401,785,056
                                               -----------
Federal Home Loan Mortgage Corp. Bonds - 0.8%
     2.88%           09/15/05      22,000       22,036,224
                                               -----------
Federal Home Loan Mortgage Corp. Discount Notes - 9.2%
     2.73%           05/02/05     144,300      144,289,058
     2.92%           06/30/05     100,000       99,513,333

                                               ===========
                                               243,802,391
                                               -----------
Federal Home Loan Mortgage Corporation Bonds - 1.9%
     2.74%           05/03/05       1,004        1,003,847
     2.95%           07/05/05      49,000       48,739,007

                                               ===========
                                                49,742,854
                                               -----------
Federal National Mortgage Association Bonds - 10.8%
     2.80%           05/02/05     100,410      100,402,218
     2.68%           05/02/05      48,094       48,090,420
     1.55%           05/04/05      40,000       39,996,236
     5.75%           06/15/05      75,346       75,588,390
     2.70%           05/02/05      23,000       22,998,275

                                               ===========
                                               287,075,539
                                               -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               5

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                                           PAR
                                                                           MATURITY       (000)           VALUE
                                                                          ----------   ----------   ----------------
AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association Discount Notes - 0.5%
              2.75%                                                       05/02/05     $ 9,800      $   9,799,250
                                                                                                    -------------
Federal National Mortgage Association Variable Rate Notes - 11.3%
              2.80%(b)                                                    05/02/05      20,000         20,000,841
              2.77%(b)                                                    05/09/05      50,000         49,949,691
              2.83%(b)                                                    05/16/05      50,000         49,988,977
              2.95%(b)                                                    05/31/05      50,000         49,992,145
              2.82%(b)                                                    06/06/05      80,000         79,983,304
              2.87%(b)                                                    06/09/05      50,000         49,999,572

                                                                                                    =============
                                                                                                      299,914,530
                                                                                                    -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,768,121,403)                                                                             1,768,121,403
                                                                                                    -------------
REPURCHASE AGREEMENTS - 43.2%
Deutsche Bank Securities, Inc.
              2.78%                                                       05/03/05     200,000        200,000,000
  (Agreement dated 03/22/05 to be repurchased at $200,648,666, collateralized by $698,937,321 Federal National Mortgage Association
   Bonds and Variable Rate Notes 4.09% to 6.00% due from 02/01/33 to
   11/01/34. The market value is $206,000,000.)
Goldman Sachs & Co.
              2.97%                                                       05/02/05     200,000        200,000,000
  (Agreement dated 04/29/05 to be repurchased at $200,049,500, collateralized by $230,704,467 Federal Home Loan Mortgage
   Corporation Bonds and Federal National Mortgage Association Bonds
   3.00% to 5.00% due from 03/15/30 to 03/01/34. The market value is
$   206,000,001.)
Morgan Stanley & Co.
              2.95%                                                       05/02/05     194,000        194,000,000
  (Agreement dated 04/29/05 to be repurchased at $194,047,672, collateralized by $204,212,124 Federal National Mortgage Association
   Bonds and Medium Term Notes 4.25% to 6.75% due from 07/15/09 to
   11/01/34. The market value is $202,472,566.)
Morgan Stanley & Co., Inc.
              2.96%                                                       05/02/05     350,400        350,400,000
  (Agreement dated 04/29/05 to be repurchased at $350,486,432, collateralized by $368,844,990 Federal National Mortgage Association
   Bonds and Medium Term Notes 4.25% to 6.75% due from 07/15/09 to
   11/01/34. The market value is $365,703,026.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                                           PAR
                                                                           MATURITY       (000)            VALUE
                                                                          ----------   -----------   -----------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
              2.98%                                                       06/29/05     $100,000       $  100,000,000
  (Agreement dated 04/07/05 to be repurchased at $100,687,056, collateralized by Federal National Mortgage Association Strips due
   12/01/34. The market value is $103,000,629.)
UBS Securities LLC
              3.05%                                                       07/05/05      100,000          100,000,000
  (Agreement dated 04/29/05 to be repurchased at $100,567,639, collateralized by $141,155,000 Federal National Mortgage Association
   Strips due from 08/01/34 to 12/01/34. The market value is
$   103,002,723.)

                                                                                                      ==============
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,144,400,000)                                                                                1,144,400,000
                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES -  110.0%
  (Cost $2,912,521,403(a))                                                                             2,912,521,403
LIABILITIES IN EXCESS OF OTHER ASSETS -  (10.0)%
  (including $263,866,497 payable for fundshare
  redeemed)                                                                                             (264,753,050)
                                                                                                      --------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share based on 2,118,900,084
  Institutional Shares, 348,212,889 Dollar Shares,
  1,624,264 Cash Reserve Shares, 15,120,716 Bear
  Stearns Shares, 2,153 Bear Stearns Premier Select
  Shares, 147,937,381 Bear Stearns Private Client Shares
  and 15,974,618 Bear Stearns Premier Shares
  outstanding)                                                                                        $2,647,768,353
                                                                                                      ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               7

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                             VALUE
                                          -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,118,868,721/2,118,900,084)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($348,241,209/348,212,889)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
          ($1,624,225/1,624,264)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($15,120,659/15,120,716)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,153/2,153)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
      ($147,936,768/147,937,381)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
        ($15,974,619/15,974,618)            $  1.00
                                            =======

--------------

 (a) Aggregate cost for Federal income tax purposes.

 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

                                                               FEDFUND
                                                           ---------------
Investment Income:
  Interest income ......................................    $ 29,196,483
                                                            ------------
Expenses:
  Investment advisory fee ..............................       1,420,509
  Administration fee ...................................       1,900,098
  Custodian fee ........................................          77,803
  Transfer agent fee ...................................         160,532
  Shareholder servicing fees - class specific ..........         684,012
  Distribution fees - class specific ...................         165,574
  Legal fees ...........................................          19,919
  Audit fees ...........................................           6,189
  Printing .............................................           4,617
  Registration fees and expenses .......................          37,153
  Trustees' fees and expenses ..........................          10,380
  Other ................................................          46,827
                                                            ------------
Total expenses .........................................       4,533,613
                                                            ------------
Less investment advisory and administration fees
  waived ...............................................      (1,240,284)
Less distribution fees waived - class specific .........        (132,437)
Less shareholder servicing fees waived - class
  specific .............................................         (39,589)
                                                            ------------
Net expenses ...........................................       3,121,303
                                                            ------------
Net investment income ..................................      26,075,180
  Net realized gain (loss) from investment
    transactions .......................................         (12,054)
                                                            ------------
  Net increase in net assets resulting from
    operations .........................................    $ 26,063,126
                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               9

                           BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       FEDFUND
                                                       ---------------------------------------
                                                         SIX MONTHS ENDED
                                                          APRIL 30, 2005        YEAR ENDED
                                                           (UNAUDITED)       OCTOBER 31, 2004
                                                       ------------------- -------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ............................   $    26,075,180     $    25,233,866
    Net gain (loss) on investments ...................           (12,054)              9,583
                                                         ---------------     ---------------
    Net increase in net assets resulting from
      operations .....................................        26,063,126          25,243,449
                                                         ---------------     ---------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .............................       (21,796,843)        (21,935,118)
    Dollar Shares ....................................        (3,332,957)         (3,018,104)
    Cash Reserve Shares ..............................           (74,338)            (71,514)
    Administration Shares ............................               (83)                  -
    Bear Stearns Shares ..............................          (129,096)            (48,920)
    Bear Stearns Premier Select Shares ...............               (21)                (12)
    Bear Stearns Private Client Shares ...............          (688,829)           (160,187)
    Bear Stearns Premier Shares ......................           (53,013)                (11)
                                                         ---------------     ---------------
      Total distributions from net investment
       income ........................................       (26,075,180)        (25,233,866)
                                                         ---------------     ---------------
    Capital share transactions .......................       340,384,585        (274,674,705)
                                                         ---------------     ---------------
      Total increase (decrease) in net assts .........       340,372,531        (274,665,122)
Net assets:
    Beginning of period ..............................     2,307,395,822       2,582,060,944
                                                         ---------------     ---------------
    End of period ....................................   $ 2,647,768,353     $ 2,307,395,822
                                                         ===============     ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               DIVIDENDS TO      NET
                                      NET ASSET                SHAREHOLDERS     ASSET
                                        VALUE         NET        FROM NET       VALUE
                                      BEGINNING   INVESTMENT    INVESTMENT      END OF
                                      OF PERIOD     INCOME        INCOME        PERIOD
                                     =========== ============ ============== ===========
       -------
       FedFund
       -------
       Institutional Shares
       11/01/04 through 04/30/051     $   1.00    $   0.0060   $   (0.0060)   $   1.00
       10/31/04                           1.00        0.0105     (0.0105)       1.00
       10/31/03                           1.00        0.0110     (0.0110)       1.00
       10/31/02                           1.00        0.0183     (0.0183)       1.00
       10/31/01                           1.00        0.0469     (0.0469)       1.00
       10/31/00                           1.00        0.0594     (0.0594)       1.00
       Dollar Shares
       11/01/04 through 04/30/051     $   1.00    $   0.0096   $   (0.0096)   $   1.00
       10/31/04                           1.00        0.0080     (0.0080)       1.00
       10/31/03                           1.00        0.0085     (0.0085)       1.00
       10/31/02                           1.00        0.0158     (0.0158)       1.00
       10/31/01                           1.00        0.0444     (0.0444)       1.00
       10/31/00                           1.00        0.0569     (0.0569)       1.00
       Cash Reserve Shares
       11/01/04 through 04/30/051     $   1.00    $   0.0088   $   (0.0088)   $   1.00
       10/31/04                           1.00        0.0065     (0.0065)       1.00
       04/01/035 through 10/31/03         1.00        0.0034     (0.0034)       1.00
       Administration Shares4
       11/10/045 through 11/18/041    $   1.00    $   0.0004   $   (0.0004)   $   1.00
       Bear Stearns Shares
       11/01/04 through 04/30/051     $   1.00    $   0.0068   $   (0.0068)   $   1.00
       10/31/04                           1.00        0.0031     (0.0031)       1.00
       10/31/03                           1.00        0.0033     (0.0033)       1.00
       05/20/025 through 10/31/02         1.00        0.0040     (0.0040)       1.00
       Bear Stearns Premier Choice Shares
       11/01/04 through 04/30/051     $   1.00    $   0.0096   $   (0.0096)   $   1.00
       03/26/045 through 10/31/04         1.00        0.0054     (0.0054)       1.00
       Bear Stearns Private Client Shares
       11/01/04 through 04/30/051     $   1.00    $   0.0088   $   (0.0088)   $   1.00
       03/26/045 through 10/31/04         1.00        0.0045     (0.0045)       1.00
       Bear Stearns Premier Shares
       11/01/04 through 04/30/051     $   1.00    $   0.0086   $   (0.0086)   $   1.00
       03/26/045 through 10/31/04         1.00        0.0038     (0.0038)       1.00

      1 Unaudited.
      2 Annualized.
      3 Past performance is no guarantee of future results.
      4 There were no Administration Shares outstanding during the period
             November 19, 2004 to April 30, 2005.
      5 Commencement of operations of share class.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

                           BLACKROCK LIQUIDITY FUNDS

                                                                          RATIO OF
                                                       RATIO OF         EXPENSES TO     RATIO OF NET
                                     RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                   EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                   NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    RETURN3       PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
==============   ==============   =============   ==================   =============   =============
      1.09%     $ 2,118,869          0.20%2             0.20%2            0.30%2          2.19%2
     1.05           1,883,220         0.20               0.20              0.29            1.04
     1.10           2,163,336         0.20               0.20              0.28            1.10
     1.85           1,955,108         0.20               0.20              0.26            1.82
     4.79           1,684,597         0.20               0.20              0.27            4.61
     6.10           1,400,232         0.20               0.20              0.29            6.01

      0.96%     $   348,241          0.45%2             0.45%2            0.55%2          1.95%2
     0.80             345,479         0.45               0.45              0.54            0.79
     0.85             397,344         0.45               0.45              0.53            0.87
     1.60             635,685         0.45               0.45              0.50            1.61
     4.53             814,186         0.45               0.45              0.52            4.18
     5.84             216,511         0.45               0.45              0.54            6.04
      0.89%     $     1,624          0.60%2             0.60%2            0.70%2          1.77%2
     0.65               9,276         0.60               0.60              0.69            0.62
     0.592             13,492         0.602              0.602             0.692           0.582

       0.04%2     $         -          0.30%2             0.30%2            0.40%2          1.60%2
      0.69%     $    15,121          1.00%2             1.00%2            1.10%2          1.39%2
     0.31              18,837         0.95               0.95              1.09            0.36
     0.33               7,889         0.95               0.95              1.08            0.30
     0.892              2,728         1.002              1.002             1.082           0.872

      0.96%     $         2          0.45%2             0.45%2            0.83%2          1.97%2
     0.54                   2         0.452              0.452             0.542           0.922
      0.89%     $   147,937          0.60%2             0.60%2            1.15%2          1.86%2
     0.45              50,579         0.582              0.582             0.802           0.922

      0.87%     $    15,975          0.60%2             0.60%2            0.89%2          2.15%2
     0.38                   2         0.702              0.702             0.792           0.602

                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies (together, the"Predecessor Companies")
including Trust for Federal Securities. On February 10, 1999, the Predecessor
Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to FedFund (the "Fund").

     FedFund has authorized ten classes of shares: Administration Shares, Bear
Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice
Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus
Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate accretion of any discount or amortization of any premium is

14

                           BLACKROCK LIQUIDITY FUNDS

recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of the Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For FedFund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Other - Expenses that are directly related to FedFund are charged directly to the Fund. Other operating expenses are prorated to the Fund on the basis of relative net assets. Class-specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective class on the basis of the relative net assets each day. For the six months  ended April 30, 2005, the information provided below shows the various types of class-specific expenses borne directly by each class of FedFund and any associated waivers of those expenses.

     The following table provides a list of share classes currently offered by the Trust's FedFund along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and
Distribution Plans.

                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                  SHAREHOLDER       DISTRIBUTION
                                                SERVICE FEES(1)       FEES(2)
                                               -----------------   -------------
       Institutional .......................             -                 -
       Dollar ..............................          0.25%                -
       Cash Reserve ........................          0.40%                -
       Administration ......................          0.10%                -
       Bear Stearns ........................          0.50%             0.35%
       Bear Stearns Premier Choice .........          0.40%             0.10%
       Bear Stearns Private Client .........          0.50%             0.35%
       Bear Stearns Premier ................          0.50%             0.10%

(1)The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

     Below are the Shareholder Service Fees, Shareholder Service Fees Waived,
Distribution Fees and Distribution Fees Waived for FedFund:

                                    SHAREHOLDER   SHAREHOLDER                  DISTRIBUTION
                                      SERVICE       SERVICE     DISTRIBUTION       FEES
                                        FEES      FEES WAIVED       FEES          WAIVED
                                   ------------- ------------- -------------- -------------
Dollar ...........................    $426,650      $     -       $      -       $      -
Cash Reserve .....................      16,812            -              -              -
Administration ...................           5            -              -              -
Bear Stearns .....................      42,605            -         33,137              -
Bear Stearns Premier Choice ......           4            2              2              2
Bear Stearns Private Client ......     185,694       37,139        129,986        129,986
Bear Stearns Premier .............      12,242        2,448          2,449          2,449
                                      --------      -------       --------       --------
Total ............................    $684,012      $39,589       $165,574       $132,437
                                      ========      =======       ========       ========

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Fund and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect

16

                           BLACKROCK LIQUIDITY FUNDS

majority-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC").
PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and
PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Fund pays BIMC a fee, computed daily and payable monthly, based upon its average net assets as combined with
T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust, as follows: 0.175% of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion,
0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.085% of the next
$1 billion and 0.08% of net assets in excess of $7 billion.

     For the six months ended April 30, 2005, advisory fees and waivers for the
Fund were as follows:

                            GROSS                       NET ADVISORY
                        ADVISORY FEE       WAIVER           FEE
                       --------------   ------------   -------------
   FedFund .........   $ 1,420,509      $ 620,142      $ 800,367

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the Fund as follows: 0.175%
of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion and 0.10% of amounts in excess of $3 billion.

     For the six months ended April 30, 2005, administration fees and waivers for the Fund were as follows:

                           GROSS                             NET
                      ADMINISTRATION                    ADMINISTRATION
                            FEE            WAIVER            FEE
                     ----------------   ------------   ---------------
 FedFund .........   $ 1,900,098        $ 620,142      $ 1,279,956

                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

     The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of FedFund do not exceed 0.20% of its average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

     In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the six months ended April 30, 2005, the Fund paid the following amounts to PFPC for transfer agent services: $90,044.

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of the Fund as follows:
0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits").
For the six months ended April 30, 2005, the Fund did not earn any custody credits.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution
Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay
Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the
Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management,

18

                           BLACKROCK LIQUIDITY FUNDS

Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice
and Bear Stearns Private Client Shares classes are currently paying fees to
Service Organizations, which may include affiliates of BIMC.

     For the six months ended April 30, 2005, FedFund paid shareholder services fees to affiliates of BIMC in the amount of $412,804.

     As of April 30, 2005, affiliated payables were as follows:

                         PFPC AND                         OTHER
                        PFPC TRUST                         BIMC
                          CO. (1)       BIMC (2)      AFFILIATES (3)
                       ------------   ------------   ---------------
   FedFund .........   $ 128,298      $ 365,627          $ 71,770

(1)Payables to PFPC as of April 30, 2005 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co. as of April 30, 2005 are for custody services provided to the Trust.

(2)Payables to BIMC as of April 30, 2005 are for advisory and administration services provided to the Trust.

(3)Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
  Shareholder Services Plans and Distribution Plans, respectively.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because FedFund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

     Transactions in capital shares for each period were as follows:

                                                              FEDFUND
                                             -----------------------------------------
                                              SIX MONTHS ENDED         YEAR ENDED
                                               APRIL 30, 2005       OCTOBER 31, 2004
                                             ------------------   --------------------
Shares sold:
  Institutional Shares ...................   $8,140,736,720       $13,749,730,536
  Dollar Shares ..........................    5,391,704,842        10,197,848,730
  Cash Reserve Shares ....................        8,119,775               298,977
  Administration Shares ..................          210,000                     -
  Bear Stearns Shares ....................       58,161,772            93,587,130
  Bear Stearns Private Client Shares .....      233,409,000           100,508,918
  Bear Stearns Premier Shares ............       47,265,864                 6,631
  Bear Stearns Premier Choice Shares......                -                 6,336
Shares issued in reinvestment of
  dividends:
  Institutional Shares ...................        7,335,441             6,246,171
  Dollar Shares ..........................           11,578                22,410
  Bear Stearns Shares ....................          128,708                48,229
  Bear Stearns Private Client Shares .....          675,049               155,352
  Bear Stearns Premier Shares ............           51,002                    11
  Bear Stearns Premier Choice Shares......               21                    15
Shares redeemed:
  Institutional Shares ...................   (7,912,412,895)      (14,036,100,725)
  Dollar Shares ..........................   (5,388,953,535)      (10,249,737,317)
  Cash Reserve Shares ....................      (15,771,082)           (4,515,153)
  Administration Shares ..................         (210,000)                    -
  Bear Stearns Shares ....................      (62,007,134)          (82,687,450)
  Bear Stearns Private Client Shares .....     (136,726,135)          (50,084,803)
  Bear Stearns Premier Shares ............      (31,344,391)               (4,499)
  Bear Stearns Premier Choice Shares......              (15)               (4,204)
                                             --------------       ---------------
Net increase (decrease) ..................   $  340,384,585       $  (274,674,705)
                                             ==============       ===============

     On April 30, 2005, two shareholders held approximately 32% of FedFund.
Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining

20

                           BLACKROCK LIQUIDITY FUNDS

its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Fund's shares on behalf of multiple underlying Fund shareholders.

(E) At April 30, 2005, net assets consisted of:

                                         FEDFUND
                                    -----------------
Paid-in capital .................    $2,647,772,105
Accumulated net realized loss on
  security transactions .........            (3,752)
                                     --------------
    Net Assets ..................    $2,647,768,353
                                     ==============

(F) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the six months ended April 30, 2005.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

The estimated tax character of distributions paid during the six months ended
April 30, 2005 and the tax character of distributions paid during the year ended October 31, 2004 were as follows:

                          TAX-FREE        ORDINARY
                           INCOME          INCOME
                         ----------   ---------------
  FedFund
  04/30/05 ...........       $-       $ 26,075,180
  10/31/04 ...........        -         25,233,866

As of April 30, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

                      UNDISTRIBUTED     UNDISTRIBUTED      ACCUMULATED
                         TAX-FREE          ORDINARY          CAPITAL
                          INCOME            INCOME           LOSSES
                     ---------------   ---------------   --------------
 FedFund .........          $-         $ 5,042,897       $ (12,054)

     At October 31, 2004, the Fund did not have any capital loss carryforwards available to offset future realized capital gains.

22

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contract.  The Investment
    Advisory Agreement ("Advisory Contract") of BlackRock Liquidity Funds (the
    "Fund") was most recently approved by the Board of Trustees (the "Board"
    or the "Trustees") of the Fund including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the
    "Independent Trustees") at an in-person meeting of the Board held on March
    1 and 2, 2005.  In determining to approve the Advisory Contract, the
    Trustees met with the relevant investment advisory personnel from
    BlackRock Institutional Management Corporation (the "Investment Adviser")
    and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contract.  The Board received materials in advance of the meeting relating to its consideration of the Advisory
    Contract of the Fund for each portfolio (each, a "Portfolio"), including, among other things:  (i) fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds; (ii)
    information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds;  (iii) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC
    Bank-affiliated companies with respect to each Portfolio for the years ended December 31, 2003 and 2004, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment
    Adviser; and (v) information regarding compliance records and regulatory matters relating to the Investment Adviser.  In addition, the Board reviewed a memorandum from its independent counsel detailing the Board's obligations in considering renewal of the Advisory Contract.  The information reviewed was responsive to requests by the Board's independent counsel for certain information to assist the Board in its considerations.
    The topics discussed below were considered separately by the Independent
    Trustees in an executive session, during which independent counsel provided guidance to the Independent Trustees.

    Fees and Expenses.  In approving the Advisory Contract, the Trustees, including the Independent Trustees, reviewed the fees, both before
    (referred to as "Contractual") and after (referred to as "Actual") any fee waivers and expense reimbursements, and expense ratios of the Dollar
    Shares and Institutional Shares of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and

                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

    expense structures (a "peer group").  Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with the Investment Adviser.

    In considering data based on information provided by Lipper, the Trustees noted that of the ten Portfolios, none of the 20 classes of the Portfolios reviewed have Contractual or Actual advisory fees higher than the median.
    Further, only one share class (Federal Trust Dollar Shares) has Actual total expenses higher than the median for its peer group.  Its total expenses exceeded those for its peer group by .001%.

    The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the
    Investment Adviser, including other money market funds.

    Following consideration of this information, the Trustees concluded that the fees to be paid pursuant to the Advisory Contract were fair and reasonable in light of the services provided.

    Nature, Extent and Quality of Services.  The Trustees received information concerning the investment philosophy and investment process used by the
    Investment Adviser in managing the Portfolios.  In connection with this, the Trustees considered the Investment Adviser's in-house research capabilities as well as other resources available to their personnel.  The
    Trustees concluded that the scope of the Investment Adviser's services to be provided to the Portfolios was consistent with the Portfolios'
    operational requirements.

    The Trustees also considered the quality of the services provided by the
    Investment Adviser to the Portfolios.  The Trustees evaluated the procedures of the Investment Adviser designed to fulfill its fiduciary duty to the Portfolios with respect to possible conflicts of interest.

    The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Contract.  The Trustees also took into account the time and attention devoted by senior management of the
    Investment Adviser to the Portfolios.  The Trustees also considered the business reputation of BlackRock and its financial resources and concluded that the Investment Adviser would be able to meet any reasonably foreseeable obligation under the Advisory Contract.

24

            BLACKROCK LIQUIDITY FUNDS

    Fund Performance.  The Board of Trustees, including the Independent
    Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each
    Portfolio, as well as the performance of funds with the same investment classification and objective ("performance universe").  The funds included within each Portfolio's performance universe were selected by Lipper.  The
    Board was provided with performance data for the Dollar Shares of each
    Portfolio over the one, two, three, four and five year periods ended
    November 30, 2004 and of the Institutional Shares of each Portfolio over the one, two, three, four, five and ten year periods ended November 30,
    2004, as compared to performance of the performance universe.

    The Trustees noted that of the 20 classes of the Portfolios that were included in the Lipper performance universe, fourteen classes (70%) had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended November 30, 2004. The remaining 6 classes performed below their respective performance universe median during at least two of those periods by no more than .10%. These 6 share classes are the Dollar Shares of TempFund, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund and
    MuniFund.

    The Trustees discussed other factors relevant to the performance of the
    Portfolios and concluded that each Portfolio's performance is generally competitive with that of its Lipper performance universe.

    Profitability. The Board of Trustees, including the Independent Trustees, considered the level of the Investment Adviser's and affiliates' profits in respect of their relationship with the Portfolios, including the cost of services provided by the Investment Adviser. This consideration included a broad review of the Investment Adviser's methodology in allocating their costs to the management of a Portfolio. The Board of
    Trustees considered the profits realized by the Investment Adviser and affiliates in connection with the operation of each Portfolio. The Board of Trustees, including the Independent Trustees, also considered the
    Investment Adviser's profit margins in comparison with certain available industry data. The Board concluded that the Investment Adviser's profit is a reasonable profit for the services provided to the Portfolios.

                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

    Economies of Scale. The Independent Trustees discussed economies-of-scale in light of existing breakpoints and the growth of assets in the Fund over the past several years and concluded that the advisory fee structure was reasonable.

    Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the
    Investment Adviser, such as the engagement of affiliates of the Investment
    Adviser as service providers to the Portfolios, including for administrative, transfer agency and custodial services.

    No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Advisory Contract. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Contract, including the fees to be charged for services thereunder.

(B)  PricewaterhouseCoopers LLP ("PwC), the Fund's former independent auditor has been hired as an internal audit supporting service provider by The PNC
    Financial Services Group, Inc. ("PNC"), the parent company of the Fund's investment adviser and certain other service providers.  In order to provide certain servcices to PNC and its affiliates which would have caused PwC to no longer be independent with respect to the Fund, PwC declined to stand for re-election as independent auditor of the Fund after the completion of the fiscal 2003 audit.

    PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the
    Securities Exchange Act of 1934, as amended.

26

                           BLACKROCK LIQUIDITY FUNDS

    On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche
    LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the
    Registrant's fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of
    Regulation S-K) or reportable events (as described in paragraph (a)(1)(v)
    of said Item 304).

(C)  The amount paid by FedFund to the Chief Compliance Officer for the six months ended April 30, 2005, was $4,134.

                                                                              27

                           BLACKROCK LIQUIDITY FUNDS

Investment Adviser

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, DE 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Counsel

     Drinker Biddle & Reath LLP

     Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holdings for the third quarter of its fiscal year ended July 31, 2004 and the first quarter of its fiscal year ended January 31, 2005 with the Commission on Form N-Q. The Trust's
Form N-Q is available on the Commission's website at http://www.sec.gov. The
Trust's Form N-Q may be reviewed and copied at the Commission's Public
Reference Room in Washington, D.C. Information regarding the operation of the
Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's
Form N-Q may also be obtained, upon request and without charge, by calling
(800) 821-7762.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

BLF-SEMI

29

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Liquidity Funds

Semi-Annual Report

April 30, 2005 (Unaudited)

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway 4th Floor

 Wilmington,DE 19809
(302) 797-2000
www.blackrock.com

May 31, 2005

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Bear
Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier Shares
and Bear Stearns Premier Choice Shares for the six-month period ended April 30,
2005.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

/s/ Ralph L. Schlosstein
-----------------------------
Ralph L. Schlosstein
Chairman & President

                                                                               1

                                   TEMPFUND

FUND PROFILE

[GRAPHIC APPEARS HERE]

Portfolio Diversification - % of Portfolio

Certificates of Deposit         24.3%
Agency Obligations               3.4%
Repurchase Agreements           23.4%
Time Deposits                    2.2%
Variable Rate Obligations       20.5%
Master Notes                     3.9%
Commercial Paper                22.3%

[GRAPHIC APPEARS HERE]

Distribution - Weighted Average Maturity 27 days

Days         % of Portfolio
----------   --------------
1-30             62.9
31-60            21.7
61-90            13.6
91-120            0.1
121-150           0.1
Over 150          1.8

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash        Adminis-        Bear
                              tutional       Dollar     Management     tration       Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,011.30      1,010.10     1,008.80      1,010.80      1,007.20
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         0.90          2.14         3.38          1.39          4.96

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,000.34      1,009.20      1,002.61
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         0.06          2.98          0.99

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash        Adminis-        Bear        Premier       Private
                              tutional       Dollar     Management     tration       Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,024.10      1,022.85     1,021.60      1,023.60      1,019.99      1,024.94      1,022.00
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         0.90          2.15         3.40          1.40          5.01          0.06          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/04)                    1,000.00
Ending Account Value
  (4/30/05)                    1,024.00
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         1.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.28%, 1.00%, 0.45%,
0.60%, and 0.60% for Institutional, Dollar, Cash Management, Administration,
Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client, and
Bear Stearns Premier respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and
5/365 for the Bear Stearns Premier Choice share class and 60/365 for the Bear
Stearns Premier share class (to reflect the period the class was open during the one-half year period).

2

                                   TEMPCASH

FUND PROFILE

[GRAPHIC APPEARS HERE]

Portfolio Diversification - % of Portfolio

Certificates of Deposit         23.0%
Repurchase Agreements           12.7%
Fixed Rate Municipal Bonds       0.4%
Time Deposits                    5.4%
Variable Rate Obligations       24.4%
Master Notes                     4.0%
Commercial Paper                30.1%

[GRAPHIC APPEARS HERE]

Distribution - Weighted Average Maturity 32 days

Days         % of Portfolio
----------   --------------
1-30             52.1
31-60            33.3
61-90            13.3
91-120            0.1
121-150           0.1
Over 150          1.3

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Actual Expenses
                    -------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Choice      Premier
                    --------------- ------------- ---------------- --------------
Beginning Account
 Value (11/01/04)        1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (4/30/05)         1,011.40       1,010.10       1,010.00        1,009.10
Expenses Incurred
 During Period
 (11/01/04 -
 4/30/05)*                   0.90           2.14           2.24            2.98

                                       Hypothetical Expenses
                                    (5% return before expenses)
                    ------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Choice     Premier
                    --------------- ------------- ---------------- -------------
Beginning Account
 Value (11/01/04)        1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (4/30/05)         1,024.10       1,022.85       1,022.75        1,022.00
Expenses Incurred
 During Period
 (11/01/04 -
 4/30/05)*                   0.90           2.15           2.25            3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.45% and 0.60% for
Institutional, Dollar, Bear Stearns Premier Choice and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                               3

                                    FEDFUND

FUND PROFILE

[GRAPHIC APPEARS HERE]

Portfolio Diversification - % of Portfolio

Repurchase Agreements           39.3%
Agency Obligations              60.7%

[GRAPHIC APPEARS HERE]

Distribution - Weighted Average Maturity 22 days

Days         % of Portfolio
----------   --------------
1-30             66.2
31-60            16.7
61-90            16.4
91-120            0.1
121-150           0.7
Over 150          0.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Actual Expenses
                           --------------------------------------------------------------------------
                                                              Cash                           Bear
                            Institutional      Dollar       Reserve     Administration     Stearns
                           --------------- ------------- ------------- ---------------- -------------
Beginning Account Value
 (11/01/04)                     1,000.00       1,000.00      1,000.00       1,000.00        1,000.00
Ending Account Value
  (4/30/05)                     1,010.90       1,009.60      1,008.90       1,000.40        1,006.90
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                          0.99           2.24          2.98           0.07            4.96

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,009.60      1,008.90      1,008.70
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         2.24          2.98          2.98

                                                                   Hypothetical Expenses
                                                                (5% return before expenses)
                           ------------------------------------------------------------------------------------------------------
                                                                                                           Bear          Bear
                                                                                                         Stearns       Stearns
                                                              Cash                           Bear        Premier       Private
                            Institutional      Dollar       Reserve     Administration     Stearns        Choice        Client
                           --------------- ------------- ------------- ---------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                     1,000.00       1,000.00      1,000.00       1,000.00        1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                     1,024.00       1,022.75      1,022.00       1,024.93        1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                          1.00           2.25          3.00           0.07            5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/04)                    1,000.00
Ending Account Value
  (4/30/05)                    1,022.00
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%,  0.30%, 1.00%, 0.45%,
0.60% and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 9/365 for the Administration share class (to reflect the period the class was open during the one-half year period).

4

                                   MUNIFUND

FUND PROFILE

Top 10 State Concentration
     (% of portfolio)
New York        10.9%
Texas           8.3
Michigan        6.8
Alabama         6.4
Massachusetts   5.7
Illinois        5.5
California      5.1
Pennsylvania    5.0
Minnesota       3.6
Virginia        3.3
                ----
  Total         60.6%
                ====

[GRAPHIC APPEARS HERE]

Distribution - Weighted Average Maturity 22 days

Days         % of Portfolio
----------   --------------
1-30             85.8
31-60             3.3
61-90             1.5
91-120            2.4
121-150           3.7
Over 150          3.3

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash         Admin-         Bear
                              tutional       Dollar     Management    istration      Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,008.30      1,007.10     1,005.80      1,007.80      1,004.40
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         0.99          2.23         3.47          1.49          4.96

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                      998.17      1,005.90        998.93
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         2.23          3.47          3.47

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash         Admin-         Bear        Premier       Private
                              tutional       Dollar     Management    istration      Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,024.00      1,022.75     1,021.49      1,023.50      1,019.99      1,022.75      1,021.49
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         1.00          2.25         3.51          1.50          5.01          2.25          3.51

funds. In addition, if these transactional costs were included, your costs would have been higher.
                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/04)                    1,000.00
Ending Account Value
  (4/30/05)                    1,021.49
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         3.51

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.70%
and 0.70% for Institutional, Dollar, Cash Management,  Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client, and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 6/365 for the Bear Stearns Premier Choice share class and 60/365 for the Bear Stearns
Premier share class (to reflect the period the class was open during the one-half year period).

                                                                               5

                                   MUNICASH

FUND PROFILE

     Top 10 State
  Concentration (% of
      portfolio)
Texas        11.9%
Ohio         7.7
Michigan     5.2
Florida      4.4
New York     4.2
Maryland     4.2
Louisiana    3.8
Indiana      3.7
Georgia      3.4
Illinois     3.1
             ----
  Total      51.6%
             ====

[GRAPHIC APPEARS HERE]

Distribution - Weighted Average Maturity 33 days

Days         % of Portfolio
----------   --------------
1-30             79.0
31-60             3.5
61-90             3.7
91-120            4.1
121-150           2.9
Over 150          6.8

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                           Actual Expenses
                    -------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Choice      Premier
                    --------------- ------------- ---------------- --------------
Beginning Account
 Value (11/01/04)        1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (4/30/05)         1,008.60       1,007.40       1,007.40        1,006.10
Expenses Incurred
 During Period
 (11/01/04 -
 4/30/05)*                   0.99           2.23           2.23            3.47

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                       Hypothetical Expenses
                                    (5% return before expenses)
                    ------------------------------------------------------------
                                                    Bear Stearns    Bear Stearns
                     Institutional      Dollar     Premier Choice     Premier
                    --------------- ------------- ---------------- -------------
Beginning Account
 Value (11/01/04)        1,000.00       1,000.00       1,000.00        1,000.00
Ending Account
 Value (4/30/05)         1,024.00       1,022.75       1,022.75        1,021.49
Expenses Incurred
 During Period
 (11/01/04 -
 4/30/05)*                   1.00           2.25           2.25            3.51

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.45% and 0.70% for
Institutional, Dollar, Bear Stearns Premier Choice and Bear Stearns Premier,
respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

                             CALIFORNIA MONEY FUND

FUND PROFILE

[GRAPHIC APPEARS HERE]

Portfolio Diversification - % of Portfolio

Tax-Exempt Commercial Paper      4.2%
Municipal Bonds                  8.6%
Municipal Put Bonds              5.3%
Variable Rate Demand Notes      81.9%

[GRAPHIC APPEARS HERE]

Distribution - Weighted Average Maturity 21 days

Days         % of Portfolio
----------   --------------
1-30             88.3
31-60             0.1
61-90             5.0
91-120            1.1
121-150           0.5
Over 150          5.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                      Actual Expenses
                           ---------------------------------------------------------------------
                                                            Cash
                               Insti-                     Manage-        Admin-         Bear
                              tutional       Dollar         ment       istration      Stearns
                           ------------- ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,008.20      1,007.00      1,005.80      1,007.80      1,004.30
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         0.99          2.23          3.47          1.49          4.96

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,007.00      1,005.80      1,002.53
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         2.23          3.47          3.47

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                 Hypothetical Expenses
                                                              (5% return before expenses)
                           -------------------------------------------------------------------------------------------------
                                                                                                      Bear          Bear
                                                            Cash                                    Stearns       Stearns
                               Insti-                     Manage-        Admin-         Bear        Premier       Private
                              tutional       Dollar         ment       istration      Stearns        Choice        Client
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00      1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,024.00      1,022.75      1,021.49      1,023.50      1,019.99      1,022.75      1,021.49
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         1.00          2.25          3.51          1.50          5.01          2.25          3.51

funds. In addition, if these transactional costs were included, your costs would have been higher.
                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/04)                    1,000.00
Ending Account Value
  (4/30/05)                    1,021.49
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         3.51

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.70%
and 0.70% for Institutional, Dollar, Cash Management, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                               7

                              NEW YORK MONEY FUND

FUND PROFILE

[GRAPHIC APPEARS HERE]

Portfolio Diversification - % of Portfolio

Commercial Paper                 4.0%
Municipal Bonds                 13.5%
Municipal Put Bonds              1.1%
Variable Rate Demand Notes      81.4%

[GRAPHIC APPEARS HERE]

Distribution - Weighted Average Maturity 22 days

Days         % of Portfolio
----------   --------------
1-30             89.9
31-60             4.4
61-90             2.5
91-120            2.9
121-150           2.6
Over 150          2.1

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption/exchange fees, where applicable; and (2) ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and
other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30,
2005.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Paid During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption/exchange fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash         Admin-         Bear
                              tutional       Dollar     Management    istration      Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,008.20      1,007.00     1,002.30      1,007.70      1,004.20
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         0.99          2.23         1.13          1.49          4.96

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,007.00      1,005.70      1,005.90
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         2.23          3.47          3.47

funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash         Admin-         Bear        Premier       Private
                              tutional       Dollar     Management    istration      Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/04)                    1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
  (4/30/05)                    1,024.00      1,022.75     1,023.86      1,023.50      1,019.99      1,022.75      1,021.49
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         1.00          2.25         1.14          1.50          5.01          2.25          3.51

funds. In addition, if these transactional costs were included, your costs would have been higher.
                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/04)                    1,000.00
Ending Account Value
  (4/30/05)                    1,021.49
Expenses Incurred During
 Period (11/01/04 -
 4/30/05)*                         3.51

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.70%
and 0.70% for Institutional, Dollar, Cash Management, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), and 59/365 for the Cash Management share class (to reflect the period the class was open during the one-half year period).

8

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPFUND

APRIL 30, 2005 (UNAUDITED)

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 3.5%
Federal Home Loan Bank Variable Rate Notes - 2.6%
    2.77%(b)                                                  05/03/05          $100,000        $  99,980,271
    2.83%(b)                                                  06/08/05           250,000          249,950,865
    2.88%(b)                                                  06/13/05           328,000          327,927,580

                                                                                                =============
                                                                                                  677,858,716
                                                                                                -------------
                                                           Federal National Mortgage Association Variable Rate Notes -
    0.9%
    2.82%(b)                                                  06/06/05           200,000          199,958,261
                                                                                                -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $877,816,977)                                                                             877,816,977
                                                                                                -------------
CERTIFICATES OF DEPOSIT - 24.7%
Domestic - 7.9%
  American Express Centurion Bank (A-1, P-1)
    3.03%                                                     05/31/05           180,000          180,000,000
  Citibank N.A. (A-1+, P-1)
    2.70%                                                     05/04/05           184,375          184,375,000
    2.70%                                                     05/06/05           245,360          245,360,000
    2.70%                                                     05/09/05           280,420          280,420,000
  First Tennessee Bank N.A. (A-1, P-1)
    3.04%                                                     06/27/05           114,400          114,400,000
  Washington Mutual Bank F.A. (A-1, P-1)
    2.81%                                                     05/03/05           975,000          975,000,000

                                                                                                =============
                                                                                                1,979,555,000
                                                                                                -------------
Yankee - 16.8%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    2.90%                                                     06/13/05           489,465          489,467,901
  Barclays Bank PLC, New York (A-1+, F-1+)
    2.75%                                                     05/03/05           338,020          338,020,000
  Calyon New York (A-1+, P-1)
    2.66%                                                     05/02/05           100,000           99,999,886
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
    2.48%                                                     11/01/05           300,000          300,000,000
  Credit Suisse First Boston, New York (A-1, P-1)
    2.76%                                                     05/03/05           295,720          295,720,000
  Depfa Bank PLC, New York (A-1+, F-1+)
    2.90%                                                     06/10/05            94,400           94,400,000
    2.90%                                                     06/13/05           350,000          350,000,000
    2.49%                                                     11/01/05            78,300           78,300,000
  Eurohypo AG, New York (A-1, P-1)
    2.82%                                                     05/02/05           121,630          121,630,000
    2.72%                                                     05/03/05            60,000           60,000,000
    2.72%                                                     05/04/05            57,835           57,835,000
    3.06%                                                     06/21/05            50,000           50,000,000
    3.06%                                                     06/24/05           150,000          150,000,000
  Svenska Handelsbanken, New York (A-1+, P-1)
    3.05%                                                     06/30/05           265,000          265,000,000
  Toronto Dominion Bank, New York (A-1, P-1)
    3.02%                                                     07/07/05           200,000          200,000,000
  UBS AG, Stamford (A-1+, P-1)
    2.80%                                                     05/02/05           700,000          700,000,048
    2.90%                                                     06/14/05           600,000          600,003,638

                                                                                                =============
                                                                                                4,250,376,473
                                                                                                -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,229,931,473)                                                                         6,229,931,473
                                                                                                -------------
COMMERCIAL PAPER - 22.8%
Asset-Backed Securities - 7.4%
  Brahms Funding Corp. (A-1, P-1)
    3.07%                                                     06/23/05            26,353           26,233,892

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Dakota Notes Program (A-1, P-1)
    2.82%                                                     05/02/05          $286,850        $ 286,827,610
    2.70%                                                     05/05/05           239,780          239,708,066
  Edison Asset Securitization LLC (A-1+, P-1)
    3.02%                                                     07/06/05           160,000          159,114,133
  Emerald Certificates (A-1+, P-1)
    3.04%                                                     06/29/05            60,000           59,703,033
    3.06%                                                     06/29/05            77,750           77,362,632
  Grampian Funding LLC (A-1+, P-1)
    2.70%                                                     05/09/05           217,395          217,264,563
  Kitty Hawk Funding Corp. (A-1+, P-1)
    2.80%                                                     05/02/05            37,404           37,401,091
    3.02%                                                     06/10/05           133,358          132,910,510
  Liberty Street Funding Corp. (A-1, P-1)
    3.02%                                                     06/24/05            93,000           92,578,710
  Motown Notes (A-1+, P-1)
    2.88%                                                     05/16/05            48,100           48,042,280
  Newcastle Certificates (A-1+, P-1)
    3.02%                                                     06/20/05            75,500           75,185,417
  Park Granada LLC (A-1+, P-1)
    2.81%                                                     05/02/05            40,000           39,996,878
    2.81%                                                     05/02/05           140,000          139,989,111
  Park Sienna LLC (A-1+, P-1)
    2.87%                                                     05/03/05            50,048           50,040,020
    3.05%                                                     05/24/05            90,000           89,824,625
  Silver Tower U.S. Funding LLC (A-1, P-1)
    3.03%                                                     06/27/05           100,000           99,520,250

                                                                                                =============
                                                                                                1,871,702,821
                                                                                                -------------
Banks - 8.4%
  Bank of America Corp. (A-1+, P-1)
    3.01%                                                     07/05/05           351,700          349,788,608
    3.01%                                                     07/06/05           150,000          149,172,250
  Barclays U.S. Funding Corp. (A-1+, P-1)
    2.74%                                                     05/03/05           329,385          329,334,860
  Deutsche Bank Financial LLC (A-1+, P-1)
    2.80%                                                     05/02/05           600,000          599,953,332
    3.02%                                                     06/27/05           700,000          696,647,292

                                                                                                =============
                                                                                                2,124,896,342
                                                                                                -------------
Electronics - 3.1%
  General Electric Co. (A-1+, P-1)
    3.00%                                                     06/28/05           687,550          684,226,842
    3.00%                                                     06/29/05            75,000           74,631,250

                                                                                                =============
                                                                                                  758,858,092
                                                                                                -------------
Finance Services - 0.3%
  ING (U.S.) Funding LLC (A-1+, P-1)
    3.01%                                                     07/05/05            31,000           30,831,524
    3.01%                                                     07/07/05            45,000           44,747,912

                                                                                                =============
                                                                                                   75,579,436
                                                                                                -------------
Life Insurance - 0.7%
  Prudential Funding LLC (A-1+, P-1)
    2.80%                                                     05/03/05           152,000          151,976,356
                                                                                                -------------
Security Brokers & Dealers - 2.9%
  Bear Stearns Co., Inc. (A-1, P-1)
    3.02%                                                     06/27/05           108,265          107,747,313
  Goldman Sachs Group, Inc. (A-1, P-1)
    2.79%                                                     05/02/05           400,000          399,969,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               9

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Security Brokers & Dealers (continued)
  Morgan Stanley (A-1, P-1)
    3.02%                                              07/07/05          $250,000        $ 248,594,861

                                                                                         =============
                                                                                           756,311,174
                                                                                         -------------
TOTAL COMMERCIAL PAPER
  (Cost $5,739,324,221)                                                                  5,739,324,221
                                                                                         -------------
MASTER NOTES - 4.0%
Security Brokers & Dealers
  Bank of America Securities LLC (A-1, P-1)
    3.08%(b)                                           05/02/05           293,000          293,000,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(c)
    2.93%                                              05/02/05           264,850          264,850,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(c)
    3.17%                                              05/02/05           438,000          438,000,000

                                                                                         =============
TOTAL MASTER NOTES
  (Cost $995,850,000)                                                                      995,850,000
                                                                                         -------------
VARIABLE RATE OBLIGATIONS - 20.9%
Agency Obligations - 2.5%

  Federal Home Loan Mortgage Corp.
    2.72%(b)                                           05/09/05           400,000          400,031,226
    3.08%(b)                                           07/07/05           220,000          220,000,000

                                                                                         =============
                                                                                           620,031,226
                                                                                         -------------
Asset-Backed Securities - 1.1%

  Racers XL (A-1, P-1)
    3.00%(b)                                           05/23/05           234,650          234,650,000
  SMM Trust Series 2004G (A-1+, P-1)
    2.93%(b)                                           06/03/05            26,287           26,286,605

                                                                                         =============
                                                                                           260,936,605
                                                                                         -------------
Banks - 2.5%

  Bank of America, N.A. (AA+, Aa1)
    2.80%(b)                                           05/02/05           207,700          207,700,000
  Bank of New York Co., Inc. (A+, Aa3)
    3.06%(b)                                           05/27/05           125,000          125,000,000
  Bank of New York, Inc. (AA-, Aa2)
    2.92%(b)                                           05/20/05            35,015           35,014,816
  Hayes Brake Holdings LLC (National City Bank
    N.A. LOC) (A-1, P-1)(c)
    3.11%(b)                                           05/07/05             9,878            9,878,000
  LP Pinewood SPV (Wachovia Bank N.A. LOC)
    (A-1, P-1)(c)
    3.06%(b)                                           05/07/05            50,000           50,000,000
  Wells Fargo Bank N.A. (AA, Aaa)
    2.92%(b)                                           05/02/05           190,000          190,001,915

                                                                                         =============
                                                                                           617,594,731
                                                                                         -------------
Insurance Carriers NEC - 1.3%

  ASIF Global Financing (AAA, Aaa)
    3.11%(b)                                           06/02/05            49,000           49,031,948
  Travelers Insurance Co. (A-1+, P-1)
    3.18%(b)                                           07/01/05           250,000          250,000,000

                                                                                         =============
                                                                                           299,031,948
                                                                                         -------------
Life Insurance - 4.4%

  Hartford Life Insurance Co. (A-1+, P-1)
    3.17%(b)                                           07/01/05           100,000          100,000,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance (continued)
  ING Security Life Insurance (AA3, Aa)
    2.96%(b)                                           05/09/05          $150,000        $ 150,000,000
  MetLife Global Funding I (AA, Aa2)
    3.13%(b)                                           05/31/05            95,000           95,000,000
  New York Life Insurance Co. (A-1+, P-1)
    3.09%(b)                                           06/13/05           350,000          350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    2.98%(b)                                           05/02/05           400,000          400,000,000

                                                                                         =============
                                                                                         1,095,000,000
                                                                                         -------------
Municipal Bonds - 0.1%

  California Housing Finance Agency RB (Taxable
    Home Meeting Project) Series 1998 DN
    (A-1+, VMIG-1)
    2.98%(b)                                           05/07/05            33,000           33,000,000
                                                                                         -------------
Personal Credit Institutions - 1.7%

  General Electric Capital Corp. (AAA, Aaa)
    3.07%(b)                                           05/17/05           447,600          447,738,199
                                                                                         -------------
Security Brokers & Dealers - 7.3%

  Citigroup Global Markets, Inc. (A-1+, P-1)
    2.83%(b)                                           05/03/05           270,000          270,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
    3.01%(b)                                           05/19/05           333,000          333,000,000
  Greenwich Capital Holdings Inc (A-1+, P-1)
    2.95%(b)                                           05/20/05            56,000           56,000,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
    2.81%(b)                                           09/30/05            74,675           74,675,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    3.06%(b)                                           05/02/05            71,000           71,000,000
    3.06%(b)                                           05/02/05            72,000           72,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    3.06%(b)                                           05/11/05           459,000          459,126,148
  Morgan Stanley & Co., Inc. (A+, Aa3)
    3.07%(b)                                           05/16/05           550,000          550,106,655

                                                                                         =============
                                                                                         1,885,907,803
                                                                                         -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,259,240,512)
                                                                                         5,259,240,512
                                                                                         -------------
TIME DEPOSITS - 2.2%
  Wells Fargo Bank, N.A. (A-1, P-1)
    2.64%
  (Cost $562,000,000)                                  05/02/05           562,000          562,000,000
                                                                                         -------------
REPURCHASE AGREEMENTS - 23.8%
Deutsche Bank Securities, Inc.
    2.78%                                              05/03/05           550,000          550,000,000
  (Agreement dated 03/22/05 to be repurchased at
    $551,783,833, collateralized by $657,506,701
    Federal Home Loan Mortgage Corporation
    Bonds, Federal National Mortgage Association
    Bonds and Variable Rate Notes 3.50% to 6.00%
    due from 08/01/18 to 04/01/35.The market
    value is $566,500,000.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co.
                 2.95%                                 05/02/05      $   80,400          $   80,400,000
  (Agreement dated 04/29/05 to be repurchased at
    $80,419,765, collateralized by $78,664,146
    Federal National Mortgage Association Bonds,
    U.S. Treasury Strips and Strip Principals 0.00%
    to 7.13% due from 03/02/07 to 01/15/30.The
    market value is $82,765,654.)
Goldman Sachs & Co.
                 3.00%                                 05/02/05         500,000             500,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $500,125,000, collateralized by $489,204,887
    Federal National Mortgage Association Bonds,
    U.S. Treasury Strips and Strip Principals 0.00%
    to 7.13% due from 03/02/07 to 01/15/30.The
    market value is $514,711,775.)
Morgan Stanley & Co.
                 2.95%                                 05/02/05         256,000             256,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $256,062,933, collateralized by $295,040,398
    Federal Home Loan Bank Bonds,Federal Home
    Loan Mortgage Corporation Bonds, Federal
    National Mortgage Association Bonds, Discount
    Notes, Bank Bonds and Variable Rate Notes and
    Government National Mortgage Association
    Bonds 0.00% to 7.00% due from 05/18/05 to
    03/01/35. The market value is $276,711,935.)
Morgan Stanley & Co., Inc.
                 2.96%                                 05/02/05         340,000             340,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $340,083,867, collateralized by $391,850,529
    Federal Home Loan Bank Bonds,Federal Home
    Loan Mortgage Corporation Bonds, Federal
    National Mortgage Association Bonds,Discount
    Notes and Variable Rate Notes and Goverment
    National Mortgage Association Bonds0.00% to
    7.00% due from 05/18/05 to 03/01/35. The
    market value is $367,508,039.)
PNC Bank N.A.
                 2.70%                                 05/02/05         133,300             133,300,000
  (Agreement dated 04/29/05 to be repurchased at
    $133,329,993, collateralized by $320,000,000
    Federal National Mortgage Association Bonds
    5.00% to 6.00% due from 05/15/11 to 04/26/17.
    The market value is $343,098,000.)
UBS Securities LLC
                 2.78%                                 05/03/05       1,250,000           1,250,000,000
  (Agreement dated 03/21/05 to be repurchased at
    $1,254,150,694, collateralized by $2,238,685,391
    Federal Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds 4.00% to 11.00% due from
    06/01/05 to 05/01/35.The market value is
$    1,287,500,006.)
UBS Securities LLC
                 2.78%                                 05/03/05         350,000             350,000,000
  (Agreement dated 03/22/05 to be repurchased at
    $351,135,167, collateralized by $742,511,025
    Federal Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds 4.50% to 9.00% due from
    11/01/05 to 05/01/35.The market value is

                                                                    PAR
                                                        MATURITY           (000)                VALUE
$      360,501,758.)                                   ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
                 2.78%                                 05/03/05      $1,150,000          $1,150,000,000
  (Agreement dated 03/23/05 to be repurchased at
    $1,153,641,028, collateralized by $4,041,094,408
    Federal Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds, and Strips 0.00% to 11.00%
    due from 02/01/15 to 04/01/35.The market
    value is $1,184,504,428.)
UBS Securities LLC
                 3.05%                                 07/05/05       1,400,000           1,400,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $1,407,946,944, collateralized by $2,466,338,669
    Federal Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds 4.00% to 11.50% due from
    09/01/06 to 04/01/35.The market value is
$    1,442,001,323.)

                                                                                         ==============
TOTAL REPURCHASE AGREEMENTS
  (Cost $6,009,700,000)                                                                   6,009,700,000
                                                                                         --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                               VALUE
                                        ------------------
TOTAL INVESTMENTS IN SECURITIES -
101.9%
  (Cost $25,673,863,183(a))                 $25,673,863,183
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (1.9)%                             (473,436,974)
                                            ---------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 19,225,532,458
  Institutional Shares,
  3,553,052,421 Dollar Shares,
  244,779,236 Cash Management
  Shares, 1,162,332,583
  Adminstration Shares,
  297,245,577 Bear Stearns
  Shares, 11,077,100 Bear Stearns
  Premier Choice Shares,
  697,580,154 Bear Stearns Private
  Client Shares and 33,535,979
  Bear Stearns Premier Shares
  outstanding)                              $25,200,426,209
                                            ===============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($19,221,896,514/19,225,532,458)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
    ($3,532,315,754/3,533,052,421)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($244,744,693/244,779,236)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($1,162,119,670/1,162,332,583)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($297,212,983/297,245,577)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
          ($11,077,100/11,077,100)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
        ($697,523,513/697,580,154)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
          ($33,535,981/33,535,979)         $  1.00
                                           =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Ratings reflect those of guarantor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPCASH

APRIL 30, 2005 (UNAUDITED)

                                                                         PAR
                                                     MATURITY           (000)                VALUE
                                                    ----------   ------------------   -------------------
CERTIFICATES OF DEPOSIT - 23.0%
Domestic - 6.4%
  Citibank N.A. (A-1+, P-1)
      2.70%                                         05/04/05          $ 78,625        $  78,625,000
      2.70%                                         05/06/05           104,640          104,640,000
      2.70%                                         05/09/05           119,580          119,580,000
  First Tennessee Bank N.A. (A-1, P-1)
      3.04%                                         06/27/05            50,000           50,000,000
  Washington Mutual Bank F.A. (A-1, P-1)
      2.81%                                         05/03/05           355,000          355,000,000

                                                                                      =============
                                                                                        707,845,000
                                                                                      -------------
Euro Dollar - 3.4%
  HBOS Treasury Services PLC (A-1, P-1)
      2.91%                                         06/13/05           125,000          125,001,412
  Societe Generale, Paris (A-1+, P-1)
      2.70%                                         05/04/05           200,000          199,999,752
      2.72%                                         05/09/05            50,000           50,000,000

                                                                                      =============
                                                                                        375,001,164
                                                                                      -------------
Yankee - 13.2%
  Banco Santander Puerto Rico (A-1, P-1)
      2.94%                                         05/18/05            50,000           50,000,000
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
      2.90%                                         06/13/05           160,000          160,000,948
  Barclays Bank PLC, New York (A-1+, F-1+)
      2.75%                                         05/03/05           129,680          129,680,000
  Canadian Imperial Bank of Commerce, New York
    (A-1, P-1)
      2.48%                                         11/01/05            97,500           97,500,000
  Credit Suisse First Boston, New York (A-1, P-1)
      2.76%                                         05/03/05           109,280          109,280,000
  Depfa Bank PLC, New York (A-1+, F-1+)
      2.90%                                         06/13/05           150,000          150,000,000
  Eurohypo AG, New York (A-1, P-1)
      2.82%                                         05/02/05            60,000           60,000,000
      2.72%                                         05/03/05            40,000           40,000,000
      2.72%                                         05/04/05            24,665           24,665,000
      3.04%                                         06/27/05           131,200          131,200,000
      3.04%                                         06/30/05            75,000           75,000,621
  Nordea Bank Finland PLC, New York (A-1, P-1)
      2.91%                                         06/13/05            97,800           97,800,580
  UBS AG, Stamford (A-1+, P-1)
      2.80%                                         05/02/05           336,500          336,500,023

                                                                                      =============
                                                                                      1,461,627,172
                                                                                      -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $2,544,473,336)                                                               2,544,473,336
                                                                                      -------------
COMMERCIAL PAPER - 30.1%

Asset-Backed Securities - 13.4%
  Atlantis One Funding (A-1+, P-1)
      3.00%                                         05/05/05            24,080           24,071,973
  Dakota Notes Program (A-1, P-1)
      2.82%                                         05/02/05           109,150          109,141,480
  Edison Asset Securitization LLC (A-1+, P-1)
      3.02%                                         07/05/05            43,249           43,013,173
      3.02%                                         07/06/05            40,000           39,778,533
  Emerald Certificates (A-1+, P-1, F-1+)
      3.02%                                         06/29/05            23,000           22,886,163
      3.04%                                         06/29/05            40,000           39,800,711
  Eurohypo AG, New York (A-1, P-1)
      3.04%                                         07/06/05           134,734          133,984,318

                                                                         PAR
                                                     MATURITY           (000)                VALUE
                                                    ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
  Fairway Finance Co. LLC (A-1, P-1)
      3.03%                                         05/27/05          $ 19,548        $  19,505,222
  Grampian Funding LLC (A-1+, P-1)
      2.70%                                         05/09/05            92,705           92,649,377
  Kitty Hawk Funding Corp. (A-1+, P-1)
      2.80%                                         05/02/05            12,785           12,784,006
  Lockhart Funding LLC (P-1)
      3.04%                                         06/23/05            59,581           59,314,342
      3.07%                                         06/23/05            23,525           23,418,675
      3.05%                                         06/27/05            30,000           29,855,125
  Monument Gardens Funding LLC (A-1, P-1)
      3.07%                                         06/27/05            45,000           44,781,262
  Newcastle Certificates
      3.07%                                         06/06/05            44,800           44,662,464
  Park Granada LLC (A-1+, P-1)
      2.81%                                         05/02/05           170,790          170,776,669
  Park Sienna LLC (A-1+, P-1)
      3.05%                                         05/24/05            39,528           39,450,975
      3.05%                                         05/25/05            50,120           50,018,089
  Silver Tower U.S. Funding LLC (A-1, P-1)
      3.03%                                         06/23/05            45,000           44,799,262
      3.03%                                         06/27/05            50,000           49,760,125
  Tulip Funding Corp. (A-1+, P-1)
      3.02%                                         05/31/05           100,000           99,748,333
  Victory Receivables Corp. (A-1, P-1)
      3.03%                                         05/12/05            24,298           24,275,504
      3.03%                                         05/23/05            50,000           49,907,417
      3.04%                                         06/07/05            89,366           89,086,781
      3.03%                                         06/13/05            61,214           60,992,456
      3.05%                                         06/21/05            71,343           71,034,739

                                                                                      =============
                                                                                      1,489,497,174
                                                                                      -------------
Banks - 9.9%
  Bank of America Corp. (A-1+, P-1)
      3.01%                                         07/05/05           250,000          248,641,320
  Barclays U.S. Funding Corp. (A-1+, P-1)
      2.74%                                         05/03/05           126,365          126,345,765
  Deutsche Bank Financial LLC (A-1+, P-1)
      3.02%                                         06/27/05           500,000          497,605,208
  Skandinaviska Enskilda Banken AB (A-1, P-1)
      2.42%                                         10/27/05            12,100           11,954,403
  Svenska Handelsbanken AB (A-1+, P-1)
      3.02%                                         06/28/05           213,600          212,560,717

                                                                                      =============
                                                                                      1,097,107,413
                                                                                      -------------
Credit Institutions - 2.5%
  Countrywide Home Loans, Inc. (A-1, P-2)
      2.83%                                         05/03/05            68,250           68,239,270
      3.01%                                         05/05/05           170,000          169,943,144
      3.06%                                         05/23/05            44,000           43,917,720

                                                                                      =============
                                                                                        282,100,134
                                                                                      -------------
Electronics - 1.7%
  General Electric Co. (A-1+, P-1)
      3.00%                                         06/29/05           175,000          174,139,583
                                                                                      -------------
Telephone Communications - 2.6%
  SBC Communications Inc. (A-1, P-1)
      3.05%                                         06/20/05            50,000           49,788,194
      3.05%                                         06/21/05            50,000           49,783,958
      3.04%                                         06/22/05           145,000          144,363,290

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Telephone Communications (continued)
  SBC Communications (continued)
    3.06%                                              06/22/05          $ 44,500        $  44,303,310

                                                                                         =============
                                                                                           288,238,752
                                                                                         -------------
TOTAL COMMERCIAL PAPER
  (Cost $3,331,083,056)                                                                  3,331,083,056
                                                                                         -------------
MASTER NOTES - 4.1%
Security Brokers & Dealers
  Bank of America Securities LLC (A-1, P-1)
    3.08%(b)                                           05/02/05           117,950          117,950,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(c)
    2.93%                                              05/02/05           112,000          112,000,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(c)
    3.17%                                              05/02/05           219,000          219,000,000

                                                                                         =============
TOTAL MASTER NOTES
  (Cost $448,950,000)                                                                      448,950,000
                                                                                         -------------
VARIABLE RATE OBLIGATIONS - 24.8%
Agency Obligations - 0.9%
  Federal Home Loan Mortgage Corp.
    3.08%(b)                                           07/07/05           100,000          100,000,000
                                                                                         -------------
Asset-Backed Securities - 2.1%
  Racers XL (A-1, P-1)
    3.00%(b)                                           05/23/05           102,655          102,655,000
  SMM Trust Series 2004G (A-1+, P-1)
    2.93%(b)                                           06/03/05            11,490           11,489,900
  Wachovia Asset Securitization, Inc. Series
    04-HM1, Class A (AAA, Aaa)
    3.00%(b)                                           05/25/05            62,704           62,703,748
  Wachovia Asset Securitization, Inc. Series
    04-HM2, Class A (AAA, Aaa)
    3.01%(b)                                           05/25/05            57,972           57,971,758

                                                                                         =============
                                                                                           234,820,406
                                                                                         -------------
Banks - 5.3%
  All Seasons Funding LLC (Federal Home Loan
    Bank Guaranty) (Aaa)
    3.08%(b)                                           05/07/05             4,045            4,045,000
  American National Fish & Wildlife Museum of
    Missouri RB Series 2004B DN (Commerce Bank
    NA LOC) (A-1)(c)
    3.18%(b)                                           05/07/05             1,000            1,000,000
  Bank of America, N.A. (AA+, Aa1)
    2.80%(b)                                           05/02/05            72,210           72,210,000
  Bank of New York, Inc. (AA-, Aa2)
    2.92%(b)                                           05/20/05            13,920           13,919,927
  Gables of Germantown (Marshall & Illsely Bank
    LOC) (A-1, P-1)(c)
    3.14%(b)                                           05/07/05            15,000           15,000,000
  Green Knight Economic Development Series 2004
    (Fulton Bank LOC) (A-1)(c)
    3.21%(b)                                           05/07/05             2,560            2,560,000
  HBOS Treasury Services PLC (A-1+, P-1)
    3.08%(b)                                           06/24/05           150,000          150,000,000
  Laurel Grocery Co. LLC (US Bank N.A. LOC)
    (A-1, P-1)(c)
    3.08%(b)                                           05/07/05             1,425            1,425,000
  MB & B Holdings LLC (Marshall & Ilsley Bank
    LOC) (A-1, P-1)
    3.14%(b)                                           05/05/05             6,915            6,915,000
    3.14%(b)                                           05/05/05             3,760            3,760,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  Nationwide Building Society (A+, Aa3)
    3.20%(b)                                           07/22/05          $150,000        $ 150,026,689
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)
    3.14%(b)                                           05/05/05            14,715           14,715,000
  Oxford Capital Enterprise LLC (National City Bank
    of Cleveland LOC) (A-1, P-1)(c)
    3.08%(b)                                           05/07/05             4,000            4,000,000
  Park Street Properties I LLC (U.S. Bank LOC)
    (Aa2)(c)
    3.01%(b)                                           05/05/05             9,000            9,000,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)
    3.01%(b)                                           05/05/05             7,000            7,000,000
  Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)
    3.21%(b)                                           05/05/05             9,000            9,000,000
  Shipley Group LP (Fulton Bank LOC) (VMIG-1)(c)
    3.21%(b)                                           05/07/05            17,480           17,480,000
  Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(c)
    3.10%(b)                                           05/07/05             1,565            1,565,000
  Westpac Banking Corp. (AA-, Aa3)
    2.99%(b)                                           06/13/05           108,250          108,250,000

                                                                                         =============
                                                                                           591,871,616
                                                                                         -------------
Insurance Carriers NEC - 0.1%
  ASIF Global Financing (AAA, Aaa)
    3.11%(b)                                           06/02/05            16,000           16,010,432
                                                                                         -------------
Life Insurance - 6.5%
  Allstate Life Global Funding II (AA, Aa2)
    3.01%(b)                                           05/16/05           100,000          100,000,001
  Allstate Life Insurance Co. (A-1+, P-1)
    2.74%(b)                                           05/02/05            50,000           50,000,000
  MetLife Global Funding I (AA, Aa2)
    3.13%(b)                                           05/31/05            40,000           40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    3.04%(b)                                           06/01/05           200,000          200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    3.09%(b)                                           06/13/05           300,000          300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    3.05%(b)                                           06/01/05            26,000           26,000,000

                                                                                         =============
                                                                                           716,000,001
                                                                                         -------------
Municipal Bonds - 2.1%
  Massachusetts State Housing Finance Agency RB
    (Avalon Flanders Project) Series 2004A DN
    (Morgan Guaranty Trust LOC) (A-1+)
    3.00%(b)                                           05/09/05            22,375           22,375,001
  New York State Dormitory Authority RB Series
    (Taxable Project) 2005A DN (A-1+, F-1+)
    3.04%(b)                                           05/09/05            15,525           15,525,000
  New York State Housing Finance Agency RB
    Series 2003B DN (VMIG-1)
    3.00%(b)                                           05/04/05            22,900           22,900,000
  Pennsylvania Higher Educational Assistance
    Agency Student Loan RB Series 2002A AMT DN
    (FSA Insurance) (A-1+, VMIG-1)
    3.05%(b)                                           05/09/05            41,700           41,700,000
  Santa Rosa California RB Series 2004 DN (Bank
    One N.A. LOC) (A-1+, F1-+)
    3.00%(b)                                           05/05/05            42,000           42,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
14

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
  Savannah College Georgia RB (Art & Design
    Project) Series 2004 DN (A-1+)
               3.06%(b)                              05/05/05          $  7,800        $   7,800,000
  St. Lucie Florida Solid Waste Disposal RB
    (VMIG-1)
               3.10%(b)                              05/09/05            66,000           66,000,000
  Texas State GO Series 2004D DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
               3.00%(b)                              05/04/05             4,945            4,945,000
  Texas State GO Series 2004E DN (Dexia Credit
    Local SBPA) (A-1+, VMIG-1)
               3.00%(b)                              05/04/05             9,500            9,500,000
  Utah Telecommunication Open RB (Infrastructure
    Agency Project) Series 2004 DN (Bank of
    America LOC) (A-1+)
               3.02%(b)                              05/09/05             2,060            2,060,000

                                                                                       =============
                                                                                         234,805,001
                                                                                       -------------
Personal Credit Institutions - 2.5%
  General Electric Capital Corp. (AAA, Aaa)
               3.01%(b)                              05/09/05           116,000          116,018,219
               3.07%(b)                              05/17/05           163,760          163,855,615

                                                                                       =============
                                                                                         279,873,834
                                                                                       -------------
Security Brokers & Dealers - 5.3%
  Bear Stearns & Co., Inc. (A, A1)
               3.07%(b)                              05/31/05            64,000           64,000,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
               2.83%(b)                              05/03/05           130,800          130,800,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
               2.81%(b)                              09/30/05            25,325           25,325,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
               3.06%(b)                              05/02/05            26,000           26,000,000
               3.06%(b)                              05/02/05            25,000           25,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
               3.06%(b)                              05/11/05           300,000          300,107,621

                                                                                       =============
                                                                                         571,232,621
                                                                                       -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,744,613,911)                                                                2,744,613,911
                                                                                       -------------
TIME DEPOSITS - 5.3%
  Wells Fargo Bank (A-1, P-1)
               2.98%
  (Cost $603,000,000)                                05/02/05           603,000          603,000,000
                                                                                       -------------
REPURCHASE AGREEMENTS - 12.7%
Goldman Sachs & Co.
               3.00%                                 05/02/05           300,000          300,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $300,075,000, collateralized by $281,537,750
    Federal Home Loan Mortgage Corporation
    Adjustable Rate Mortgage Notes andFederal
    National Mortgage Bonds 5.00% to 6.63% due
    from 10/15/16 to 05/15/34. The market value is
$    309,000,927.)
Morgan Stanley & Co., Inc.
               2.96%                                 05/02/05           252,400          252,400,000
  (Agreement dated 04/29/05 to be repurchased at
    $252,462,259, collateralized by $2,144,667,819
    Federal Home Loan Mortgage Corporation
    Bonds, Adjustable Rate Mortgage Notes and
    Variable Rate Notes and Federal National
    Mortgage Association Bonds3.71% to 13.00%
    due from 11/01/05 to 05/01/35. The market

                                                                  PAR
                                                      MATURITY           (000)                VALUE
    value is $260,266,211.)                          ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
               2.78%                                 05/03/05          $250,000        $ 250,000,000
  (Agreement dated 03/21/05 to be repurchased at
    $250,830,139, collateralized by $254,955,000
    Federal Home Loan Mortgage Corporation
    Bonds, Federal National Mortgage Association
    Bonds, and Government National Mortgage
    Association Bonds 4.50% to 6.00% due from
    01/15/22 to 07/20/34. The market value
    is$257,504,876.)
UBS Securities LLC
               3.05%                                 07/05/05           600,000          600,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $603,405,833, collateralized by $624,413,301
    Federal Home Loan Mortgage Corporation
    Bonds, Federal National Mortgage Association
    Bonds, and Government National Mortgage
    Association Bonds 4.50% to 6.50% due from
    02/15/24 to 03/15/35. The market value
    is$618,004,316.)

                                                                                       =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,402,400,000)
                                                                                       1,402,400,000
                                                                                       -------------

TOTAL INVESTMENTS IN SECURITIES -
100.0%
  (Cost $11,074,520,303(a))                  11,074,520,303
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  0.0%                                 (5,143,798)
                                             --------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 10,481,952,560
  Institutional Shares, 590,401,563
  Dollar Shares, 2,247 Bear
  Stearns Premier Shares and
  2,152 Bear Stearns Premier
  Choice Shares outstanding)                $11,069,376,505
                                            ===============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($10,479,184,504/10,481,952,560)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($590,187,610/590,401,563)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                    ($2,239/2,247)         $  1.00
                                           =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                    ($2,149/2,152)         $  1.00
                                           =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Ratings reflect those of guarantor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    FEDFUND

APRIL 30, 2005 (UNAUDITED)

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 66.8%
Federal Farm Credit Bank Variable Rate Notes - 16.3%
               2.85%(b)                                       05/03/05          $ 80,000        $  80,017,680
               2.76%(b)                                       05/02/05            95,000           94,974,430
               2.78%(b)                                       05/02/05            35,000           35,000,277
               2.78%(b)                                       05/02/05           172,000          172,008,267
               2.78%(b)                                       05/02/05            10,000            9,999,212
               2.80%(b)                                       05/02/05            40,000           40,000,468

                                                                                                =============
                                                                                                  432,000,334
                                                                                                -------------
Federal Home Loan Bank Bonds - 0.8%
               2.80%                                          05/02/05             9,966            9,965,225
               1.41%                                          05/09/05            12,000           12,000,000

                                                                                                =============
                                                                                                   21,965,225
                                                                                                -------------
Federal Home Loan Bank Variable Rate Notes - 15.2%
               2.63%(b)                                       05/02/05           100,000           99,931,703
               2.77%(b)                                       05/03/05            50,000           49,990,135
               2.89%(b)                                       05/23/05           150,000          149,883,265
               2.83%(b)                                       06/08/05           102,000          101,979,953

                                                                                                =============
                                                                                                  401,785,056
                                                                                                -------------
Federal Home Loan Mortgage Corp. Bonds - 0.8%
               2.88%                                          09/15/05            22,000           22,036,224
                                                                                                -------------
Federal Home Loan Mortgage Corp. Discount Notes - 9.2%
               2.73%                                          05/02/05           144,300          144,289,058
               2.92%                                          06/30/05           100,000           99,513,333

                                                                                                =============
                                                                                                  243,802,391
                                                                                                -------------
Federal Home Loan Mortgage Corporation Bonds - 1.9%
               2.74%                                          05/03/05             1,004            1,003,847
               2.95%                                          07/05/05            49,000           48,739,007

                                                                                                =============
                                                                                                   49,742,854
                                                                                                -------------
Federal National Mortgage Association Bonds - 10.8%
               2.80%                                          05/02/05           100,410          100,402,218
               2.68%                                          05/02/05            48,094           48,090,420
               1.55%                                          05/04/05            40,000           39,996,236
               5.75%                                          06/15/05            75,346           75,588,390
               2.70%                                          05/02/05            23,000           22,998,275

                                                                                                =============
                                                                                                  287,075,539
                                                                                                -------------
Federal National Mortgage Association Discount Notes - 0.5%
               2.75%                                          05/02/05             9,800            9,799,250
                                                                                                -------------
                                                           Federal National Mortgage Association Variable Rate Notes -
              11.3%
               2.80%(b)                                       05/02/05            20,000           20,000,841
               2.77%(b)                                       05/09/05            50,000           49,949,691
               2.83%(b)                                       05/16/05            50,000           49,988,977
               2.95%(b)                                       05/31/05            50,000           49,992,145
               2.82%(b)                                       06/06/05            80,000           79,983,304
               2.87%(b)                                       06/09/05            50,000           49,999,572

                                                                                                =============
                                                                                                  299,914,530
                                                                                                -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,768,121,403)                                                                         1,768,121,403
                                                                                                -------------
REPURCHASE AGREEMENTS - 43.2%
Deutsche Bank Securities, Inc.
               2.78%                                          05/03/05           200,000          200,000,000
  (Agreement dated 03/22/05 to be repurchased at
    $200,648,666, collateralized by $698,937,321
    Federal National Mortgage Association Bonds
    and Variable Rate Notes 4.09% to 6.00% due
    from 02/01/33 to 11/01/34. The market value is

                                                                           PAR
                                                               MATURITY           (000)                VALUE
$    206,000,000.)                                            ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co.
               2.97%                                          05/02/05          $200,000        $ 200,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $200,049,500, collateralized by $230,704,467
    Federal Home Loan Mortgage Corporation
    Bonds and Federal National Mortgage
    Association Bonds 3.00% to 5.00% due from
    03/15/30 to 03/01/34. The market value is
$    206,000,001.)
Morgan Stanley & Co.
               2.95%                                          05/02/05           194,000          194,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $194,047,672, collateralized by $204,212,124
    Federal National Mortgage Association Bonds
    and Medium Term Notes 4.25% to 6.75% due
    from 07/15/09 to 11/01/34. The market value is
$    202,472,566.)
Morgan Stanley & Co., Inc.
               2.96%                                          05/02/05           350,400          350,400,000
  (Agreement dated 04/29/05 to be repurchased at
    $350,486,432, collateralized by $368,844,990
    Federal National Mortgage Association Bonds
    and Medium Term Notes 4.25% to 6.75% due
    from 07/15/09 to 11/01/34. The market value is
$    365,703,026.)
UBS Securities LLC
               2.98%                                          06/29/05           100,000          100,000,000
  (Agreement dated 04/07/05 to be repurchased at
    $100,687,056, collateralized by Federal National
    Mortgage Association Strips due 12/01/34. The
    market value is $103,000,629.)
UBS Securities LLC
               3.05%                                          07/05/05           100,000          100,000,000
  (Agreement dated 04/29/05 to be repurchased at
    $100,567,639, collateralized by $141,155,000
    Federal National Mortgage Association Strips
    due from 08/01/34 to 12/01/34. The market
    value is $103,002,723.)

                                                                                                =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,144,400,000)
                                                                                                1,144,400,000
                                                                                                -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              FEDFUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                              VALUE
                                        -----------------
TOTAL INVESTMENTS IN SECURITIES -
110.0%
  (Cost $2,912,521,403(a))                  $2,912,521,403
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (10.0)%
  (including $263,866,497 payable
  for fundshare redeemed)                     (264,753,050)
                                            --------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 2,118,900,084
  Institutional Shares, 348,212,889
  Dollar Shares, 1,624,264 Cash
  Reserve Shares, 15,120,716 Bear
  Stearns Shares, 2,153 Bear
  Stearns Premier Select Shares,
  147,937,381 Bear Stearns Private
  Client Shares and 15,974,618
  Bear Stearns Premier Shares
  outstanding)                              $2,647,768,353
                                            ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,118,868,721/2,118,900,084)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($348,241,209/348,212,889)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH RESERVE SHARE
          ($1,624,225/1,624,264)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
        ($15,120,659/15,120,716)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,153/2,153)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT
  SHARE($147,936,768/147,937,381)           $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
        ($15,974,619/15,974,618)            $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNIFUND

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS - 100.0%
Alabama - 6.3%

  Alabama Housing Finance Authority Multi-Family
    Housing RB (Rime Village Hoover Project) Series
    1996A DN (Federal National Mortgage
    Association Guaranty) (A-1+)
    3.01%(b)                                           05/09/05    $10,265    $ 10,265,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1995B DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    3.02%(b)                                           05/02/05     23,800      23,800,000
  Columbia IDRB (Alabama Power Co. Project) Series
    1999A DN (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    3.02%(b)                                           05/02/05     45,450      45,450,000
  Cullman Medical Park RB (South Medical Clinic
    Board Project) (Merrill Lynch P-Float Trust
    Receipts) Series 2005-121 DN (VMIG-1)
    3.06%(b)                                           05/09/05     10,000      10,000,000
  Eutaw Industrial Development Board PCRB
    (Alabama Power Co. Project) Series 1998 DN
    (A-1, VMIG-1)
    3.02%(b)                                           05/02/05      5,200       5,200,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    3.00%(b)                                           05/02/05     83,855      83,855,000

                                                                              ============
                                                                               178,570,000
                                                                              ------------
Alaska - 0.3%

  Anchorage Wastewater RB (Wachovia Merlots Trust
    Receipts) Series 2004C-25 MB (MBIA Insurance,
    Wachovia Bank Liquidity Facility) (MIG-1)
    1.70%(b)                                           09/01/05      1,000       1,000,000
  Anchorage Water RB (Wachovia Merlots Trust
    Receipts) Series 2004C-32 MB (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (MIG-1)
    1.70%(b)                                           09/16/05      3,135       3,135,000
  Matanuska-Susitna Borough RB (Wachovia Merlots
    Trust Receipts) Series 2001A-114 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    3.08%(b)                                           05/09/05      3,165       3,165,000

                                                                              ============
                                                                                 7,300,000
                                                                              ------------
Arizona - 0.5%

  Arizona Health Facilities Authority RB (Royal Oaks
    Project) Series 2002 DN (Lasalle Bank N.A. LOC)
    (F1+)
    3.00%(b)                                           05/09/05      8,605       8,605,000
  Pima County IDRB (El Dorado Hospital Project) DN
    (Branch Banking Trust LOC) (VMIG-1)
    3.02%(b)                                           05/09/05      5,400       5,400,000

                                                                              ============
                                                                                14,005,000
                                                                              ------------
Arkansas - 0.6%

  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA Insurance)
    (A-1+)
    3.04%(b)                                           05/09/05     15,400      15,400,000
                                                                              ------------
California - 5.1%

  California Affordable Housing Agency Multi-Family
    RB (Merrill Lynch P-Float Trust Receipts) Series
    2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    3.05%(b)                                           05/09/05     11,650      11,650,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  California GO (Municipal Securities Trust Receipts)
    Series 1997 SGA-54 DN (AMBAC Insurance,
    Societe Generale SBPA) (A-1+)
    3.00%(b)                                           05/09/05    $ 3,000    $  3,000,000
  California GO Series 2003A-2 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.02%(b)                                           05/02/05     36,775      36,775,000
  California GO Series 2004A RAN (SP-1, MIG-1)
    3.00%(b)                                           06/30/05     24,250      24,299,741
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    3.05%(b)                                           05/09/05      8,095       8,095,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2000 PT-1268 DN (Merrill
    Lynch & Co. Guaranty) (A-1+)
    3.05%(b)                                           05/09/05     31,600      31,600,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
    2.15%(b)                                           12/15/05      8,500       8,500,000
  Los Angeles Water & Power RB Series 2002A-4 DN
    (J.P. MorganChase SBPA) (A-1+, VMIG-1)
    3.00%(b)                                           05/09/05     15,000      15,000,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2000B-2 DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    3.00%(b)                                           05/09/05      2,800       2,800,000

                                                                              ============
                                                                               141,719,741
                                                                              ------------
Colorado - 1.5%

  Alamosa County Hospital RB (San Luis Valley
    Regional Medical Center Project) Series 2005 DN
    (U.S. Bank LOC) (A-1+)
    3.04%(b)                                           05/09/05     11,355      11,355,000
  Colorado Educational & Cultural Facilities Authority
    RB (Denver Museum Project) Series 2001 DN
    (Bank One N.A. LOC) (A-1)
    3.00%(b)                                           05/09/05        400         400,000
  Colorado Educational & Cultural Facilities Authority
    RB (National Cable Television Center Project)
    Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
    3.00%(b)                                           05/09/05      1,170       1,170,000
  Colorado General Fund RB Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%(b)                                           06/27/05     20,000      20,043,642
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    3.00%(b)                                           05/09/05      5,150       5,150,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    2.90%(b)                                           05/09/05      3,500       3,500,000

                                                                              ============
                                                                                41,618,642
                                                                              ------------
Connecticut - 2.5%

  Connecticut Health & Educational Facilities
    Authority RB (Yale Univetrsity Project) Series
    1999U DN (A-1+, VMIG-1)
    2.94%(b)                                           05/09/05     44,800      44,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Connecticut (continued)
  Danbury GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%(b)                                          08/05/05    $25,000    $25,097,780

                                                                             ===========
                                                                              69,897,780
                                                                             -----------
Delaware - 0.2%

  Delaware Economic Development Authority RB (St.
    Anne's Episcopal School Project) Series 2001 DN
    (Wilmington Trust Co. LOC) (A-1)
    3.10%(b)                                          05/09/05      2,000      2,000,000
  Sussex County IDRB (Rehoboth Mall Project) Series
    2001A DN (M&T Bank Corp. LOC) (A-1)
    3.07%(b)                                          05/09/05      3,345      3,345,000

                                                                             ===========
                                                                               5,345,000
                                                                             -----------
District of Columbia - 0.3%

  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.07%(b)                                          05/09/05      3,730      3,730,000
  District of Columbia Refunding RB Series 2001 DN
    (SunTrust Bank LOC) (VMIG-1)
    3.00%(b)                                          05/09/05      1,800      1,800,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.08%(b)                                          05/09/05      2,275      2,275,000

                                                                             ===========
                                                                               7,805,000
                                                                             -----------
Florida - 2.6%

  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    3.08%(b)                                          05/09/05      5,640      5,640,000
  Broward County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2002 DN (FSA Insurance) (A-1)
    3.04%(b)(c)                                       05/09/05     14,000     14,000,000
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank SBPA)
    (A-1+)
    3.03%(b)                                          05/09/05      4,945      4,945,000
  Florida Housing Finance Corp. Multi Family RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill Lynch Capital Services
    SBPA) (A-1)
    3.08%(b)                                          05/09/05     15,195     15,195,000
  Florida Juvenile Department (Wachovia Merlot
    Trust Receipts) RB Series 2000-OOO DN (MBIA
    Insurance) (VMIG-1)
    3.08%(b)                                          05/09/05     11,750     11,750,000
  Miami Beach Health Facilities Authority RB
    (CitiGroup Trust Receipts) Series ROC-II-R DN
    (Citibank SBPA) (VMIG-1)
    3.07%(b)                                          05/09/05      2,100      2,100,000
  Orange County Housing Finance Authority
    Multi-Family RB (Post Fountains at Lee Vista
    Project) Series 1997E DN (Federal National
    Mortgage Association Guaranty) (A-1+)
    3.00%(b)                                          05/09/05      5,915      5,915,000
  Palm Beach County RB (Morse Obligation Group
    Project) Series 2003 DN (KeyBank N.A. LOC) (A-1)
    3.03%(b)                                          05/09/05      5,000      5,000,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (Rabobank SBPA, CDC Funding
    Insurance) (VMIG-1)
    3.08%(b)                                          05/09/05    $ 3,165    $ 3,165,000
  Tampa RB (Volunteers of America Project) Series
    2005 DN (Wachovia Bank LOC)
    3.10%(b)                                          05/09/05      3,900      3,900,000

                                                                             ===========
                                                                              71,610,000
                                                                             -----------
Georgia - 2.4%

  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002 DN
    (MBIA Insurance, J.P. Morgan Chase SBPA) (A-1+)
    3.05%(b)                                          05/09/05      2,415      2,415,000
  Atlanta Water & Wastewater RB Series 2001C DN
    (FSA Insurance LOC) (A-1+, VMIG-1)
    3.05%(b)                                          05/02/05      7,300      7,300,000
  Atlanta Water & Wastewater RB Series 2002B DN
    (FSA Insurance LOC) (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05      8,000      8,000,000
  Atlanta Water & Wastewater RB Series 2005 DN
    (Citibank N.A. LOC) (A-1+)
    3.03%(b)                                          05/09/05      5,000      5,000,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.00%(b)                                          05/09/05      3,080      3,080,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust Bank
    LOC) (Aa3)
    3.00%(b)                                          05/09/05      1,905      1,905,000
  Cobb County Development Authority RB (Boy Scouts
    of America Atlanta Project) Series 2001 DN
    (SunTrust Bank LOC) (VMIG-1)
    3.00%(b)                                          05/09/05      3,000      3,000,000
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    3.00%(b)                                          05/09/05      3,150      3,150,000
  Dekalb County Housing Authority Multi-Family
    Housing RB (Clairmont Crest Project) Series 1995
    DN (Federal National Mortgage Association
    Guaranty) (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05        400        400,000
  Forsyth County School District GO Series 2004A-6
    DN (FSA Insurance, CDC Liquidity Facility) (A-1+)
    3.03%(b)                                          05/09/05      3,025      3,025,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    3.00%(b)                                          05/09/05      1,900      1,900,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.00%(b)                                          05/09/05      2,000      2,000,000
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.07%(b)                                          05/09/05      1,310      1,310,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Gwinnett County Hospital Authority Anticipation
    Certificates RB Series 2002 DN (SunTrust Bank
    LOC) (A-1+)
    3.00%(b)                                             05/09/05    $ 3,000    $ 3,000,000
  La Grange Development Authority RB Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    3.00%(b)                                             05/09/05      1,000      1,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project) Series
    1998 DN (SunTrust Bank LOC) (A-1+)
    3.00%(b)                                             05/09/05      3,000      3,000,000
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    3.00%(b)                                             05/09/05      3,000      3,000,000
  Metro Atlanta Rapid Transit System TECP Series
    2005 MB (Dexia LOC) (A-1+, P-1)
    2.38%                                                06/10/05      9,000      9,000,000
    2.35%                                                06/24/05      5,000      5,000,000

                                                                                ===========
                                                                                 66,485,000
                                                                                -----------
Hawaii - 1.1%

  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    3.03%(b)                                             05/09/05      3,600      3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates) Series
    2002A-9049 DN (AMBAC Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (A-1)
    3.04%(b)(c)                                          05/09/05      8,760      8,760,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates) Series
    2002A-9051 DN (FSA Insurance) (A-1)
    3.05%(b)(c)                                          05/09/05      9,990      9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project) Series
    2004B DN (Radian Asset Assurance Guaranty,
    Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    3.10%(b)                                             05/09/05      7,500      7,500,000

                                                                                ===========
                                                                                 29,850,000
                                                                                -----------
Illinois - 5.5%

  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.08%(b)                                             05/09/05      4,980      4,980,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    3.08%(b)                                             05/09/05      3,090      3,090,000
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    3.05%(b)(c)                                          05/09/05      4,695      4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    3.08%(b)                                             05/09/05      2,000      2,000,000
  Chicago GO Tender Notes Series 2004 MB (State
    Street Bank & Trust LOC) (SP-1+, MIG-1)
    2.20%(b)                                             12/08/05      4,000      4,000,000

                                                                        PAR
                                                          MATURITY     (000)       VALUE
                                                         ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)

  Chicago O'Hare International Airport RB (Wachovia
    Merlot Trust Receipts) Series 2002A-25 DN (MBIA
    Insurance, Wachovia Bank N.A. Liquidity
    Facitility) (VMIG-1)
    3.08%(b)                                             05/09/05    $ 5,305    $ 5,305,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
    3.03%(b)                                             05/09/05      5,345      5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FGIC Insurance,
    Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
    3.08%(b)                                             05/09/05      5,000      5,000,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN (AMBAC
    Insurance, Wachovia Bank N.A. Liquidity Facility)
    (VMIG-1)
    3.08%(b)                                             05/09/05      3,500      3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    3.05%(b)(c)                                          05/09/05     15,970     15,970,000
  Illinois Dedicated Tax RB (Macon Trust Certificates)
    Series 2002N DN (AMBAC Insurance) (A-1+)
    3.09%(b)                                             05/09/05      2,935      2,935,000
  Illinois Development Finance Authority RB (Decatur
    Mental Health Center Project) Series 1997 DN
    (First of America LOC)
    3.07%(b)                                             05/09/05        150        150,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    3.05%(b)                                             05/09/05      1,800      1,800,000
  Illinois Finance Authority RB (Northwestern
    University Project) Series 2004A DN
    (A-1+, VMIG-1)
    2.97%(b)                                             05/09/05     14,700     14,700,000
  Illinois GO (ABN-AMRO Munitops Trust Certificates)
    Series 2002-23 MB (MBIA Insurance) (VMIG-1)
    2.30%(b)                                             05/25/05     12,375     12,375,000
  Illinois GO (Wachovia Merlots Trust Receipts) Series
    2002 DN (MBIA Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.08%(b)                                             05/09/05      5,640      5,640,000
  Illinois GO (Wachovia Merlots Trust Reciepts) Series
    2002 DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.08%(b)                                             05/09/05      2,495      2,495,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1)
    3.05%(b)(c)                                          05/09/05     14,875     14,875,000
  Illinois Health Facilities Authority RB (Lutheran
    Home & Services Project) Series 2001 DN (M&T
    Bank Corp. LOC) (A-1+)
    3.03%(b)                                             05/09/05     10,795     10,795,000
  Illinois Housing Development Center Apartments
    RB Series 1985 DN (Federal Home Loan
    Mortgage Corp. SBPA) (A-1+)
    2.95%(b)                                             05/09/05      2,250      2,250,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    3.08%(b)                                           05/09/05    $13,600    $ 13,600,000
  Lake County First Preservation District GO (Citibank
    Trust Receipts) Series 2003R ROC II DN (Citibank
    Liquidity Facility) (A-1+)
    3.03%(b)                                           05/09/05      1,990       1,990,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005PZ-44
    DN (MBIA Insurance, Merrill Lynch Capital
    Services SBPA) (F-1+)
    3.11%(b)                                           05/09/05      2,810       2,810,000
  Regional Transportation Authority GO (Wachovia
    Merlots Trust Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.08%(b)                                           05/09/05      1,600       1,600,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.08%(b)                                           05/09/05      3,500       3,500,000
  Will County Community Unit School District 365 GO
    Series 2005 DN (FSA Insurance, Merrill Lynch
    Capital Services SBPA)
    3.11%(b)                                           05/09/05      6,995       6,995,000

                                                                              ============
                                                                               152,395,000
                                                                              ------------
Indiana - 1.9%

  Indiana Health Facilities Financing Authority RB
    (Golden Years Homestead Project) Series 2004
    DN (Wells Fargo Bank LOC) (A-1+)
    3.00%(b)                                           05/09/05      1,100       1,100,000
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC)
    3.07%(b)                                           05/09/05     21,880      21,880,000
  Indiana Municipal Power Agency Power Supply
    System RB Series 2000A DN (Toronto Dominion
    LOC) (A-1+, VMIG-1)
    3.00%(b)                                           05/09/05      1,700       1,700,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.05%(b)(c)                                        05/09/05     11,115      11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    3.00%(b)                                           05/09/05      2,605       2,605,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of New
    York SBPA) (A-1+)
    3.07%(b)                                           05/09/05      4,000       4,000,000
  Porter County Industrial Jail Building Corp. RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
    3.08%(b)                                           05/09/05      7,145       7,145,000
  Warren Township Vision 2005 School Building Corp.
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-52 DN (FGIC Insurance, Wachovia Bank
    N.A. SBPA) (A-1)
    3.08%(b)                                           05/09/05      3,300       3,300,000

                                                                              ============
                                                                                52,845,000
                                                                              ------------

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Iowa - 1.0%

  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    3.15%(b)                                           05/09/05    $ 6,000    $  6,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.04%(b)                                           05/09/05      1,700       1,700,000
  Iowa RB Series 2004 TRAN (SP-1+, MIG-1)
    3.00%(b)                                           06/30/05      4,000       4,007,643
  Urbandale IDRB (Aurora Business Park Association
    Project) Series 1985 DN (Principal Life Insurance
    Co. Guaranty) (A-1+)
    3.15%(b)                                           05/09/05      9,200       9,200,000
  Urbandale IDRB (Meredith Drive Association
    Project) Series 1985 DN (Principal Life Insurance
    Co. Guaranty) (A-1+)
    3.15%(b)                                           05/09/05      5,500       5,500,000

                                                                              ============
                                                                                26,407,643
                                                                              ------------
Kentucky - 0.2%

  Fort Mitchell League of Cities RB (Funding Trust
    Lease Project) Series 2002A DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    3.01%(b)                                           05/09/05      4,850       4,850,000
                                                                              ------------
Louisiana - 0.2%

  East Baton Rouge Parish PCRB (Exxon Mobil
    Project) Series 1993 DN (A-1+, VMIG-1)
    2.96%(b)                                           05/02/05      9,600       9,600,000
                                                                              ------------
Maryland - 1.1%

  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank Corp.
    LOC) (A-1)
    3.07%(b)                                           05/09/05      8,315       8,315,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
    3.04%(b)                                           05/09/05      3,400       3,400,000
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal Securities
    Trust Receipts) Series 2003 SGA-143 DN (Societe
    Generale Liquidity Facility) (A-1+)
    3.03%(b)                                           05/09/05      5,000       5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital Issue
    Project) Series 1999 DN (M&T Bank Corp. LOC)
    (A-1)
    3.02%(b)                                           05/09/05      4,515       4,515,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    3.02%(b)                                           05/09/05      4,550       4,550,000
  Montgomery County RB (Imagination Stage, Inc.
    Facility Project) Series 2002 DN (M&T Bank Corp.
    LOC) (A-1)
    3.07%(b)                                           05/09/05      3,955       3,955,000

                                                                              ============
                                                                                29,735,000
                                                                              ------------
Massachusetts - 5.7%

  Commonwealth of Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series 2002A-9 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA) (A-1)
    3.07%(b)                                           05/09/05      3,610       3,610,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
  Massachusetts GO Series 1998B BAN (Toronto
    Dominion LOC) (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05    $ 3,700    $  3,700,000
  Massachusetts Health & Educational Authority RB
    (Partners Healthcare Project) Series 1997P-2 DN
    (FSA Insurance) (VMIG-1)
    2.98%(b)                                          05/09/05      5,400       5,400,000
  Massachusetts Health & Educational Facilities
    Authority RB (Childrens Hospital Project) Series
    2004L-1 DN (Fleet National Bank N.A. LOC)
    (A-1+, VMIG-1)
    2.95%(b)                                          05/09/05     20,975      20,975,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    1999R DN (Harvard University Guaranty)
    (A-1+, VMIG-1)
    2.85%(b)                                          05/02/05     65,590      65,590,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2000-BB DN (A-1+, VMIG-1)
    2.85%(b)                                          05/09/05     43,100      43,100,000
  Watertown GO Series 2004 BAN (MIG-1, SP-1+)
    3.00%(b)                                          11/09/05      3,900       3,918,010
  Westford GO Series 2005 BAN (SP-1+, MIG-1)
    2.65%                                             07/29/05      6,615       6,615,983
    2.75%                                             07/29/05      5,400       5,407,524

                                                                             ============
                                                                              158,316,517
                                                                             ------------
Michigan - 6.8%

  Comstock Park Public Schools RB (Citigroup Trust
    Receipts) Series 2005 ROC-II-R DN (Citigroup
    Liquidity Facility) (VMIG-1)
    3.03%(b)                                          05/09/05      1,335       1,335,000
  Detriot City School District RB (Wachovia Merlots
    Trust Receipts) Series 2004B-01 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.08%(b)                                          05/09/05     14,440      14,440,000
  Detroit Sewer & Disposal Authority RB (Second Lien
    Project) Series 2001E MB (FGIC Insurance)
    (A-1+, MIG-1)
    1.55%(b)                                          08/04/05     10,300      10,300,000
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    3.08%(b)                                          05/09/05      8,005       8,005,000
  Detroit Sewer Disposal RB Series 1998A DN (MBIA
    Insurance, Morgan Guaranty Trust SBPA)
    (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05      8,950       8,950,000
  Detroit Sewer Disposal RB Series 2001C-1 DN (FSA
    Insurance) (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05     18,330      18,330,000
  Garden City Hospital Finance Authority RB (Garden
    City Hospital Project) Series 1996A DN (National
    City Bank N.A. LOC) (A-1+)
    3.03%(b)                                          05/09/05      3,260       3,260,000
  Grand Valley Michigan State University RB Series
    2001B DN (FGIC Insurance) (A-1+)
    3.00%(b)                                          05/09/05      7,000       7,000,000
  Grand Valley Michigan State University RB Series
    2005 DN (XL Capital Assurance Insurance) (A-1+)
    2.95%(b)                                          05/09/05     14,535      14,535,000

                                                                     PAR
                                                       MATURITY     (000)        VALUE
                                                      ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Jackson County Economic Development Limited
    Obligation RB (Vista Grande Villa Project) Series
    2001A DN (Lasalle National Bank LOC) (A-1)
    3.03%(b)                                          05/02/05    $ 5,600    $  5,600,000
  Kalamazoo Education Authority RB (Friendship Vl
    Project) Series 1997 DN (Fifth Third Bank N.A.
    LOC) (A-1+)
    3.02%(b)                                          05/09/05      3,660       3,660,000
  Michigan GO Series 2004A MB (SP-1+, MIG-1)
    3.50%(b)                                          09/30/05     29,000      29,170,476
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    3.07%(b)                                          05/09/05     15,500      15,500,000
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB (J.P.
    Morgan Chase LOC)
    3.75%                                             03/21/06      2,500       2,525,947
  Michigan Municipal Bond Authority RB Series
    2004B-2 MB (J.P. Morgan Chase LOC) (SP-1+)
    3.00%(b)                                          08/23/05     30,000      30,131,874
  Michigan Municipal Bond Authority RB Series
    2004D DN (J.P. Morgan Chase LOC) (A-1)
    2.90%(b)                                          05/09/05      8,000       8,000,000
  Michigan Municipal Bond Authority RB Series
    2005-339 DN (Citibank SBPA) (VMIG-1)
    3.03%(b)                                          05/09/05      4,000       4,000,000
  Michigan State Building Authority RB (Multi Modal
    Facilities Project) Series 2005I DN (Depfa Bank
    SPBA) (A-1+, VMIG-1)
    2.95%(b)                                          05/09/05      3,000       3,000,000

                                                                             ============
                                                                              187,743,297
                                                                             ------------
Minnesota - 3.6%

  Hennepin County GO Series 2000B DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1C+, VMIG-1)
    2.85%(b)                                          05/09/05     14,125      14,125,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    3.00%(b)                                          05/09/05      3,800       3,800,000
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    3.08%(b)                                          05/09/05      4,995       4,995,000
  Minneapolis GO (Convention Center Project) Series
    1999 DN (Bayerische Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    2.85%(b)                                          05/09/05     13,850      13,850,000
  Minneapolis GO (Convention Center Project) Series
    2000 DN (Bayerische Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    2.85%(b)                                          05/09/05      8,960       8,960,000
  Minneapolis GO (Convention Center Project) Series
    2004A DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.85%(b)                                          05/09/05        900         900,000
  Minneapolis GO (Guthrie Parking Ramp Project)
    Series 2005 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.85%(b)                                          05/09/05      2,000       2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Minneapolis GO (Mill Quarter Project) Series 2005
    DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.85%(b)                                           05/09/05    $ 1,065    $  1,065,000
  Minneapolis GO (Public Library Project) Series 2003
    DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    2.85%(b)                                           05/09/05      7,180       7,180,000
  Minneapolis GO Series 2003 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.85%(b)                                           05/05/05      1,700       1,700,000
  Minnesota GO (Citibank Trust Receipts) Series
    2002R-ROC-II-1031 DN (Citibank Liquidity
    Facility) (A-1+)
    3.03%(b)                                           05/09/05      5,070       5,070,000
  Minnesota Higher Education Facilities Authority RB
    (Carleton College Project) Series 2000G DN
    (Wells Fargo Bank LOC) (VMIG-1)
    2.85%(b)                                           05/09/05      5,980       5,980,000
  Minnesota Housing Finance Agency RB (Residential
    Housing Project) Series 2005D MB (SP-1+, MIG-1)
    2.90%                                              05/18/06      4,000       4,000,000
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    3.08%(b)                                           05/09/05     14,725      14,725,000
  St. Cloud GO (Infrastructure Management Fund
    Project) Series 2004 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    2.90%(b)                                           05/09/05      5,000       5,000,000
  West St. Paul Independent School District Number
    197 RB (CitiGroup Trust Receipts) Series
    6506-ROC-R-II DN (Citibank SBPA) (A-1+)
    3.03%(b)                                           05/09/05      7,195       7,195,000

                                                                              ============
                                                                               100,545,000
                                                                              ------------
Mississippi - 1.3%

  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    3.09%(b)                                           05/09/05      3,715       3,715,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance,
    Banque Nationale de Paribas SBPA) (A-1+)
    3.09%(b)                                           05/09/05      9,000       9,000,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2005 DN (AMBAC Insurance)
    (A-1+)
    3.09%(b)                                           05/05/05     15,000      15,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2001A-16 DN (AMBAC Insurance) (VMIG-1)
    3.08%(b)                                           05/09/05      7,500       7,500,000

                                                                              ============
                                                                                35,215,000
                                                                              ------------
Missouri - 0.8%

  Missouri Board Public Buildings Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2003A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    3.08%(b)                                           05/09/05      4,980       4,980,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Missouri (continued)
  Missouri Development Finance Board Lease RB
    Series 1999 DN (TransAmerican Life Insurance)
    (A-1+)
    3.04%(b)                                           05/09/05    $17,790    $ 17,790,000

                                                                              ============
                                                                                22,770,000
                                                                              ------------
Multi-State - 2.3%

  Municipal Securities Pool Trust Receipts RB Series
    2004-17 DN (Multiple Insurances) (A-1+)
    3.14%(b)(c)                                        05/09/05     14,325      14,325,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-18 DN (Multiple Insurances) (A-1+)
    3.14%(b)(c)                                        05/09/05     31,630      31,630,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.14%(b)                                           05/09/05      4,175       4,175,000
  Puttable Floating Options for Tax-Exempt Receipts
    RB Series 2005A DN (Multiple LOCs, Merrill
    Lynch & Co. Inc. SBPA)
    3.09%(b)                                           05/09/05     13,500      13,500,000

                                                                              ============
                                                                                63,630,000
                                                                              ------------
Nebraska - 0.3%

  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    3.03%(b)                                           05/09/05      8,000       8,000,000
                                                                              ------------
Nevada - 0.7%

  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1+)
    3.05%(b)(c)                                        05/09/05     12,480      12,480,000
  Reno Capital Improvement RB (Bear Stearns Trust
    Certificates) Series 2002A DN (FGIC Insurance,
    Bear Stearns LOC) (A-1)
    3.05%(b)(c)                                        05/09/05      6,000       6,000,000

                                                                              ============
                                                                                18,480,000
                                                                              ------------
New Hampshire - 0.3%

  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire Medical
    Center Project) Series 2004B DN (Radian Asset
    Assurance Guaranty, Fleet Bank SBPA) (A-1+)
    3.10%(b)                                           05/09/05      7,000       7,000,000
                                                                              ------------
New Jersey - 2.8%

  Essex County Improvement Authority RB (Pooled
    Governmental Loan Program) Series 1986 DN
    (First Union Bank LOC) (VMIG-1)
    2.97%(b)                                           05/09/05        400         400,000
  Mercer County Improvement Authority RB Series
    1998 DN (Bank of America N.A. LOC) (A-1+)
    2.94%(b)                                           05/09/05      7,100       7,100,000
  New Jersey Economic Development Authority RB
    (Citibank Trust Receipts) Series 2004
    ROCS-II-R-309 DN (Assured Guaranty Corp.
    Insurance) (A-1+)
    3.04%(b)                                           05/09/05      9,900       9,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  New Jersey Economic Development Authority RB
    (First Mortgage of Winchester Project) Series
    2004B DN (Valley National Bank LOC) (VMIG-1)
    3.00%(b)                                           05/09/05    $   100    $   100,000
  New Jersey GO (Lehman Trust Receipts) Series
    2004D-L55J DN (Lehman Brothers, Inc. Liquidity
    Facility) (VMIG-1, F-1)
    3.08%(b)                                           05/09/05     34,350     34,350,000
  New Jersey GO Series 2004A TAN (SP-1+, MIG-1)
    3.00%(b)                                           06/24/05     20,000     20,038,008
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    3.04%(b)                                           05/09/05      5,800      5,800,000

                                                                              ===========
                                                                               77,688,008
                                                                              -----------
New Mexico - 0.5%

  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance, Bank
    of America N.A. SBPA) (A-1+, VMIG-1)
    3.00%(b)                                           05/09/05      3,500      3,500,000
  New Mexico GO (Lehman Trust Receipts) Series
    2004L-38 DN (Lehman Liquidity Co. Guaranty)
    (SP-1+, MIG1)
    3.08%(b)                                           05/09/05     10,250     10,250,000

                                                                              ===========
                                                                               13,750,000
                                                                              -----------
New York - 10.8%

  City of New York GO (Citibank Trust Receipts) Series
    2003R ROC-II-251A DN (Citibank Liquidity
    Facility) (VMIG-1)
    3.06%(b)                                           05/09/05     20,000     20,000,000
  City of New York GO (Citigroup Trust Receipts)
    Series 2003A-6 DN (Landesbank
    Baden-Wurttemberg LOC) (A-1, VMIG-1)
    2.98%(b)                                           05/09/05      5,400      5,400,000
  City of New York GO Series 1993A-4 DN
    (Landesbank Baden-Wurttemberg LOC)
    (A-1, VMIG-1, AAA)
    3.05%(b)                                           05/02/05      2,900      2,900,000
  City of New York GO Series 1994H-2 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.05%(b)                                           05/02/05      9,000      9,000,000
  City of New York GO Series 1994H-4 DN
    (Kredietbank N.V. LOC) (A-1, VMIG-1)
    2.98%(b)                                           05/09/05      5,350      5,350,000
  City of New York GO Series 2003A-2 DN (Bank of
    America N.A. LOC) (A-1, VMIG-1)
    3.00%(b)                                           05/09/05      3,000      3,000,000
  City of New York GO Series 2004H-2 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    3.00%(b)                                           05/09/05      4,100      4,100,000
  City of New York Housing Development Corporation
    Multi-Family Rental Housing RB (Columbus
    Green Project) 1997A DN (Federal National
    Mortgage Association Guaranty) (A-1+)
    3.00%(b)                                           05/09/05      4,500      4,500,000
  City of New York Municipal Water Finance Authority
    RB (Wachovia Merlots Trust Receipts) Series
    2000D DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.06%(b)                                           05/09/05     16,875     16,875,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2001F-1 DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    3.05%(b)                                           05/02/05    $19,500    $19,500,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2002C-1 DN (State Street Bank & Trust Co. LOC)
    (A-1+, VMIG-1)
    3.05%(b)                                           05/02/05     21,150     21,150,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds) Series
    1998C DN (Bayerische Landesbank Girozentrale
    LOC) (A-1+, VMIG-1)
    3.02%(b)                                           05/02/05        300        300,000
  City of New York Transitional Finance Authority RB
    Series 2003-7 DN (Banque Nationale de Paribas
    SBPA) (VMIG-1)
    3.02%(b)                                           05/09/05      3,535      3,535,000
  Clipper Tax Exempt Certificates RB Series 2005-7
    DN (FGIC & MBIA Insurance, State Street Bank
    SBPA) (A-1+, VM1G1)
    3.11%(b)                                           05/09/05     13,400     13,400,000
  Dormitory Authority of the State of New York RB
    (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    3.00%(b)                                           05/09/05        170        170,000
  Dormitory Authority of the State of New York RB
    (Mental Health Services Project) Series 2003D-2B
    DN (Credit Locale de France LOC) (A-1+)
    2.92%(b)                                           05/09/05      8,780      8,780,000
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    3.00%(b)                                           05/09/05      8,135      8,135,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.06%(b)                                           05/09/05      2,980      2,980,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-65 DN (MBIA Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.06%(b)                                           05/09/05      3,415      3,415,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    3.06%(b)                                           05/09/05      7,445      7,445,000
  Dormitory Authority of the State of New York RB
    Series 2005-4 DN (BNP Paribas SBPA) (A-1+)
    3.02%(b)                                           05/09/05      2,170      2,170,000
  Dutchess County IDA Civic Facility RB (Lutheran
    Center Project) Series 2005 DN (Key Bank LOC)
    (VMIG-1)
    3.06%(b)                                           05/09/05      3,930      3,930,000
  Long Island Power Authority Electrical System RB
    Series 1998-7A DN (MBIA Insurance, Credit
    Suisse First Boston SBPA) (A-1+, VMIG-1)
    2.88%(b)                                           05/09/05      4,235      4,235,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224 DN
    (MBIA Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (VMIG-1)
    3.23%(b)(c)                                        05/09/05    $ 4,315    $  4,315,000
  Metropolitan Pier & Exposition Authority RB (TOC
    Trust Receipts) Series 2005Z-1 DN (MBIA
    Insurance, Goldman Sachs Liquidity Facility)
    (A-1, AAA)
    3.11%(b)                                           05/09/05      4,280       4,280,000
  Metropolitan Transportation Authority RB
    (Dedicated Tax Fund) Series 2002B DN (FSA
    Insurance, Dexia Credit SBPA) (A-1+)
    2.95%(b)                                           05/09/05     14,900      14,900,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series 2000F
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.06%(b)                                           05/09/05      5,000       5,000,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-52 DN (Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    3.06%(b)                                           05/09/05      8,445       8,445,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2004B-16 DN (FGIC Insurance, Wachovia Bank
    N.A. SBPA)
    3.06%(b)                                           05/09/05      5,000       5,000,000
  Metropolitan Transportation Authority TECP (ABN
    AMRO Bank LOC) (A-1+, P-1)
    1.98%                                              05/05/05     10,000      10,000,000
    2.02%                                              06/03/05     13,000      12,997,604
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    3.02%(b)                                           05/09/05      1,855       1,855,000
  New York Environmental Facility Clean Water &
    Drinking RB (Wachovia Merlots Trust Receipts)
    Series 2004B DN (Wachovia Bank N.A. SBPA)
    (A-1)
    3.06%(b)                                           05/09/05      5,395       5,395,000
  New York Housing Finance Agency RB (Tribeca
    Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (VMIG-1)
    3.00%(b)                                           05/09/05      6,600       6,600,000
  New York Local Government Assistance
    Corporation RB Series 1995F DN (Toronto
    Dominion LOC) (A-1, VMIG-1)
    2.95%(b)                                           05/09/05     12,865      12,865,000
  New York Local Government Assistance
    Corporation RB Series 1995G DN (Bank of Nova
    Scotia LOC) (A-1+, VMIG-1)
    2.96%(b)                                           05/09/05      7,700       7,700,000
  New York Local Government Assistance
    Corporation RB Series 2003-8V DN (FSA
    Insurance) (A-1+)
    2.95%(b)                                           05/09/05     17,300      17,300,000
  New York Transitional Finance Authority RB Series
    2003-2D DN (Retail Food Stores LOC)
    (A-1+, VMIG-1)
    2.92%(b)                                           05/09/05      3,500       3,500,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    3.00%(b)(c)                                        05/09/05    $ 7,600    $  7,600,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002 PA-956
    DN (Merrill Lynch Capital Services Liquidity
    Facility) (A-1+)
    3.04%(b)                                           05/09/05      5,000       5,000,000

                                                                              ============
                                                                               303,022,604
                                                                              ------------
North Carolina - 1.7%

  Charlotte COP (Convention Facilities Project) Series
    2003B DN (Wachovia Bank N.A. LOC)
    (A-1, VMIG-1)
    3.05%(b)                                           05/09/05      7,085       7,085,000
  Guilford County Industrial Facilities PCRB
    (Recreational Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.02%(b)                                           05/09/05        330         330,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN (Branch
    Banking & Trust Co. LOC) (VMIG-1)
    3.02%(b)                                           05/09/05      2,130       2,130,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    3.08%(b)                                           05/09/05      6,300       6,300,000
  North Carolina Medical Care Commission Hospital
    RB (Baptist Hospital Project) Series 1992B DN
    (Wachovia Bank N.A. LOC) (A-1, VMIG-1)
    2.96%(b)                                           05/09/05      1,100       1,100,000
  North Carolina Medical Care Commission Hospital
    RB (Park Ridge Hospital Project) Series 1988 DN
    (NationsBank LOC) (A-1+)
    2.99%(b)                                           05/09/05      1,275       1,275,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.10%(b)                                           05/09/05      6,070       6,070,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.10%(b)                                           05/09/05      4,500       4,500,000
  North Carolina Medical Care Community Hospital
    RB (Duke University Hospital Project) Series
    1985B DN (Wachovia Bank N.A. SBPA)
    (A-1+, VMIG-1)
    3.02%(b)                                           05/09/05        300         300,000
  North Carolina Municipal Power Agency RB
    (Catawba Electric Co. Project) Series 2003 DN
    (MBIA Insurance, Bank of New York SBPA) (A-1+)
    3.03%(b)                                           05/09/05      2,600       2,600,000
  North Carolina Municipal Power Agency RB (Merrill
    Lynch P-Float Trust Receipts, Catawba Electric
    Co. Project) Series 2003 MB (AMBAC Insurance,
    Merrill Lynch Capital Services SPBA) (AAA, F-1+)
    2.40%(b)                                           01/19/06      3,995       3,995,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Raleigh County COP (Packaging Facilities Project)
    Series 2000A DN (Bank of America N.A. SBPA)
    (A-1+, VMIG-1)
    2.95%(b)                                         05/09/05    $ 1,545    $ 1,545,000
  Wake County GO (CDC Trust Receipts) Series
    2005-9-A DN (IXIS Municipal Products Liquidity
    Facility) (A-1+)
    3.03%(b)                                         05/09/05      3,000      3,000,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%(b)                                         04/01/06      7,000      7,081,850

                                                                            ===========
                                                                             47,311,850
                                                                            -----------
North Dakota - 0.2%

  Oliver County PCRB (Wachovia Merlots Trust
    Receipts) Series 2003B-7 DN (AMBAC Insurance,
    Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
    3.08%(b)                                         05/09/05      4,980      4,980,000
                                                                            -----------
Ohio - 2.7%

  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    3.03%(b)                                         05/09/05     18,200     18,200,000
  Cambridge City Hospital Facilities Authority RB
    (Regional Medical Center Project) Series 2001 DN
    (National City Bank N.A. LOC) (VMIG-1)
    3.03%(b)                                         05/09/05      2,100      2,100,000
  Canton City School District GO Series 2005-6 DN
    (A-1+)
    3.03%(b)                                         05/09/05     11,765     11,765,000
  City of Westerville GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001 DN (ABN-AMRO Bank
    N.V. LOC) (VMIG-1)
    3.03%(b)                                         05/09/05      1,000      1,000,000
  Columbus GO Series 1996-1 DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    2.97%(b)                                         05/09/05        225        225,000
  Franklin County Healthcare Facilities RB (Willow
    Brook Christian Project) Series 2004 DN (Fifth
    Thrid Bank LOC) (A-1+)
    3.02%(b)                                         05/09/05      4,700      4,700,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    3.01%(b)(c)                                      05/09/05      4,100      4,100,000
  Hamilton County Hospital Facilities RB (Elizabeth
    Gamble Project) Series 2002A DN (Morgan
    Guaranty Trust LOC) (VMIG-1)
    3.00%(b)                                         05/09/05      6,000      6,000,000
  Hamilton County Hospital Facilities RB (Health
    Alliance Project) Series 1997B DN (MBIA
    Insurance, Credit Suisse SBPA) ) (A-1+, VMIG-1)
    2.99%(b)                                         05/09/05      2,650      2,650,000
  Lucas County Health Facilities Authority RB
    (Lutheran Homes Society Project) Series 1996 DN
    (Bank One N.A. LOC) (A-1+)
    3.00%(b)                                         05/09/05        800        800,000
  Tuscarawas County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float MT-103) Series
    2005 DN (Merrill Lynch Guaranty)
    3.06%(b)                                         05/09/05      1,000      1,000,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  University of Akron General Receipts RB Series
    2004 DN (FGIC Insurance, Dexia Credit SBPA)
    (VMIG-1)
    2.99%(b)                                         05/09/05    $11,200    $11,200,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    3.01%(b)                                         05/09/05      6,855      6,855,000
  Warren County Healthcare Facilities RB (Otterbein
    Homes Project) Series 1998B DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    3.07%(b)                                         05/09/05        920        920,185
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    3.07%(b)                                         05/09/05      2,765      2,765,000

                                                                            ===========
                                                                             74,280,185
                                                                            -----------
Oklahoma - 0.2%

  Oklahoma Industrial Authority RB (Casady School
    Project) Series 2001 DN (Bank One N.A. LOC)
    3.20%(b)                                         05/09/05      2,490      2,490,000
  Oklahoma Water Reserve Board State Loan
    Program RB Series 1997 MB (Lloyds Bank SPBA)
    (A-1+)
    2.15%                                            09/01/05      2,000      2,000,000

                                                                            ===========
                                                                              4,490,000
                                                                            -----------
Oregon - 0.2%

  Umitilla County Hospital Facility Authority RB
    (Catholic Health Project) Series 1997B DN
    (Bayerische Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    3.00%(b)                                         05/09/05      6,020      6,020,000
                                                                            -----------
Pennsylvania - 5.0%

  Cumberland County Municipal Authority Retirement
    Community RB (Wesley Affiliated Services
    Project) Series 2002C DN (Lloyds Bank LOC)
    (A-1+)
    3.00%(b)                                         05/09/05     15,000     15,000,000
  Delaware Valley IDRB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of New
    York SBPA) (A-1+)
    3.02%(b)                                         05/09/05      5,000      5,000,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    3.10%(b)                                         05/09/05      1,595      1,595,000
  Hanover Public School District GO Series 2005 BAN
    3.03%(b)                                         05/09/05      5,000      5,000,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale Liquidity
    Facility) (A-1+)
    2.99%(b)                                         05/09/05     69,100     69,100,000
  Lancaster County Hospital Authority RB (Landis
    Homes Retirement Community Project) Series
    2002 DN (M&T Bank Corp. LOC) (A-1)
    3.07%(b)                                         05/09/05      4,195      4,195,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pennsylvania Higher Educational Facilities
    Authority Hospital RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005-2498 DN (Merrill
    Lynch Guaranty) (F-1+)
    3.09%(b)                                            05/09/05    $ 7,400    $  7,400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Drexel University Project) Series
    2003B DN (Allied Irish Bank PLC Liquidity
    Facility) (Aaa, AA)
    2.99%(b)                                            05/09/05      7,700       7,700,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA) (F-1+)
    3.05%(b)                                            05/09/05      9,100       9,100,000
  Southeastern Pennsylvania Transportation
    Authority Municipal Securities Trust Certificates
    RB (Bear Stearns Municipal Trust Certificates)
    Series 2001-9016 DN (FGIC Insurance) (A-1)
    3.01%(b)(c)                                         05/09/05      5,500       5,500,000
  Union County Hospital Authority RB (Evangelical
    Community Hospital Project) Series 2001 MB
    (Fleet National Bank SPBA, Radian Insurance)
    (A-1)
    2.45%                                               02/01/06      9,610       9,610,000

                                                                               ============
                                                                                139,200,000
                                                                               ------------
Puerto Rico - 0.6%

  Commonwealth of Puerto Rico GO (Tender Option
    Certificates) Series 2001 DN (FSA Insurance,
    Bank of New York Liquidity Facility) (A-1+)
    3.00%(b)                                            05/09/05      7,700       7,700,000
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1)
    3.02%(b)                                            05/09/05      8,595       8,595,000

                                                                               ============
                                                                                 16,295,000
                                                                               ------------
South Carolina - 2.4%

  Greenville County School District Installment RB
    Series 2005R-361 DN (Insurance Assured
    Guaranty Corp.) (A-1+)
    3.04%(b)                                            05/09/05     30,925      30,925,000
  Medical University Hospital Authority RB Series
    2005A-5 DN (MBIA Insurance, Bank of America
    SBPA) (VMIG-1)
    3.04%(b)                                            05/09/05     16,000      16,000,000
  Oconee PCRB (Duke Facilities Project) Series 1993
    DN (Bank One N.A. LOC) (P-1)
    3.00%(b)                                            05/09/05     10,000      10,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.04%(b)                                            05/09/05     10,475      10,475,000

                                                                               ============
                                                                                 67,400,000
                                                                               ------------
Tennessee - 2.1%

  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth Bank
    of Alabama LOC) (A-1)
    3.11%(b)                                            05/09/05     12,400      12,400,000

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)

  Cleveland IDRB (YMCA Chattan Project) Series 1999
    DN (SunTrust Bank LOC)
    3.00%(b)                                            05/09/05    $ 1,400    $  1,400,000
  Gallatin Industrial Development Board Educational
    Facilities RB (John Vianney School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    3.05%(b)                                            05/09/05      2,070       2,070,000
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    3.04%(b)                                            05/09/05        400         400,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Ascension
    Health Credit Project) Series 2001B-2 DN
    (A-1+, VMIG-1)
    2.30%(b)                                            05/09/05      3,000       3,000,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    3.00%(b)                                            05/09/05      3,100       3,100,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Trevecca Nazarene Project) Series
    2003 DN (SunTrust Bank LOC)
    3.00%(b)                                            05/09/05      5,300       5,300,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Universtiy School Project) Series
    2002 DN (SunTrust Bank LOC) (VMIG-1)
    3.00%(b)                                            05/09/05      4,000       4,000,000
  Montgomery County Public Building Authority
    Pooled Financing RB (Tennessee County Loan
    Pool Project) Series 1997 DN (NationsBank LOC)
    (VMIG-1)
    3.00%(b)                                            05/09/05      2,170       2,170,000
  Montgomery County Public Building Authority RB
    Series 2004 DN (Bank of America LOC) (VMIG1)
    3.05%(b)                                            05/09/05      1,500       1,500,000
  Shelby County Health Educational & Housing
    Authority RB Series 1994 DN (Credit Suisse LOC)
    (A-1+)
    3.03%(b)                                            05/09/05      8,500       8,500,000
  Tennergy Gas Corp. RB Series 1999 MB (MBIA
    Insurance) (AAA, Aaa)
    5.00%(b)                                            06/01/05     13,890      13,930,494
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    3.00%(b)                                            05/09/05        800         800,000

                                                                               ============
                                                                                 58,570,494
                                                                               ------------
Texas - 8.3%

  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    3.08%(b)                                            05/09/05      2,485       2,485,000
  Clear Creek Texas Independent School District GO
    Series 2005-04 DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.08%(b)                                            05/09/05      3,750       3,750,000
  Cypress Fairbanks Independent School District GO
    (Wachovia Merlot Trust Receipts) Series
    2004C-16 DN (PSFG Guaranty) (VMIG-1)
    3.08%(b)                                            05/09/05      4,500       4,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              27

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  De Soto Independent School District RB (Citigroup
    Trust Receipts) Series 2004R-2107 ROC II DN
    (PSF Guaranty, Citigroup Global Markets Liquidity
    Facility) (A-1+)
    3.03%(b)                                             05/09/05    $ 6,145    $  6,145,000
  Eagle Mountain & Saginaw Independent School
    District GO (Municipal Securities Trust Receipts)
    Series 2003 SGA-141 DN (PSF Guaranty, Societe
    Generale Liquidity Facility) (A-1+)
    3.03%(b)                                             05/09/05      4,000       4,000,000
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029 ROC II DN (FSA Insurance) (A-1+)
    3.03%(b)                                             05/09/05      1,885       1,885,000
  Houston Utility Systems RB (Wachovia Merlots
    Trust Receipts) Series 2004C DN (MBIA
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.08%(b)                                             05/09/05      7,695       7,695,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance) (VMIG-1)
    3.02%(b)                                             05/09/05      1,585       1,585,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    3.08%(b)                                             05/09/05      2,000       2,000,000
  San Antonio Electric & Gas RB Series 2003 DN
    (Bank of America N.A. LOC) (A-1+)
    3.07%(b)                                             05/09/05      7,000       7,000,000
  San Antonio Electric & Gas Systems RB (Jr. Lien
    Project) Series 2004 MB (Banque Nationale de
    Paribas SBPA) (A-1+, MIG-1)
    2.20%(b)                                             12/01/05     11,000      11,000,000
  San Marcos Independent School District GO
    (Wachovia Merlot Trust Receipts) Series
    2004C-23 MB (Texas Permanent School Funding)
    (MIG-1)
    1.70%(b)                                             09/16/05      2,435       2,435,000
  Texas A&M University RB (Citibank Trust Receipts)
    Series 2003R-4005 ROC II DN (Citibank Liquidity
    Facility, Texas Permanent School Funding)
    (VMIG-1)
    3.03%(b)                                             05/09/05      4,980       4,980,000
  Texas GO (Lehman Trust Receipts) Series 2004 DN
    (Lehman Liquidity Facility) (A-1, MIG-1)
    2.90%(b)                                             05/09/05     20,000      20,000,000
  Texas GO Series 2004 TRAN (SP-1+, MIG-1)
    3.00%(b)                                             08/31/05     95,000      95,404,387
  Texas Technology University RB (Bear Stearns Trust
    Receipts) Series 2002A DN (MBIA Insurance)
    (A-1)
    3.05%(b)(c)                                          05/09/05     13,630      13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2004-ROC-
    II-6004 DN (Citibank N.A. Liquidity Facility) (A-1+)
    3.03%(b)                                             05/09/05     10,640      10,640,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2005-ROC-
    II-R-2194 DN (Liquidity Facility Citigroup)
    (VMIG-1)
    3.03%(b)                                             05/09/05     11,930      11,930,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGB-55
    DN (Societe Generale SBPA) (A-1+)
    3.03%(b)                                             05/09/05      6,690       6,690,000

                                                                        PAR
                                                          MATURITY     (000)        VALUE
                                                         ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)

  University of Texas Permanent University Fund RB
    Series 2005-1023 DN (F-1+)
    3.03%(b)                                             05/09/05    $ 4,850    $  4,850,000
  University of Texas RB (Wachovia Merlots Trust
    Receipts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.08%(b)                                             05/09/05      6,260       6,260,000

                                                                                ============
                                                                                 228,864,387
                                                                                ------------
Vermont - 0.4%

  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    3.07%(b)                                             05/09/05      7,775       7,775,000
  Vermont Educational & Health Buildings Financing
    Agency RB (Rutland Medical Center Project)
    Series 2001A DN (National Westminster Bank
    LOC) (A-1)
    3.06%(b)                                             05/09/05      3,400       3,400,000

                                                                                ============
                                                                                  11,175,000
                                                                                ------------
Virginia - 3.3%

  Alexandria IDRB (Goodwin House Project) Series
    2005 DN (Wachovia Bank LOC)
    3.03%(b)                                             05/09/05      5,500       5,500,000
  Chesterfield County IDRB (Merrill Lynch P-Float
    Trust Receipts) Series 2004 PT-2133 DN (Merrill
    Lynch & Co. Guaranty, Merrill Lynch Capital
    Services SBPA) (F-1+, AA-)
    3.08%(b)                                             05/09/05      9,750       9,750,000
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    3.08%(b)                                             05/09/05     24,995      24,995,000
  Commonwealth of Virginia Transportation Board RB
    (Citibank Trust Receipts) Series 2000 SG-134 DN
    (Societe Generale SBPA) (A-1+)
    3.01%(b)                                             05/09/05      6,500       6,500,000
  Commonwealth of Virginia Transportation Board RB
    (Citibank Trust Receipts) Series 2002-1013 DN
    (Citibank Liquidity Facility) (A-1+)
    3.03%(b)                                             05/09/05      5,995       5,995,000
  Fairfax County Economic Development Authority RB
    (Citibank Trust Receipts) Series 2003
    ROCS-II-R-4024 DN (Citibank Liquidity Facility)
    (VMIG-1)
    3.03%(b)                                             05/09/05      4,755       4,755,000
  Hampton Roads Regional Jail Authority Facilities
    RB (Citibank Trust Receipts) Series 2004
    ROCS-RR-II-R-2156 DN (MBIA Insurance)
    (Citibank Liquidity Facility) (VMIG-1)
    3.03%(b)                                             05/09/05      4,995       4,995,000
  Norfolk Educational Development Authority
    Hosptial Facilities RB (Citigroup Trust Receipts)
    Series R322 ROC- R-II DN (Citibank Liquidity
    Facility) (VMIG-1)
    3.03%(b)                                             05/09/05     13,470      13,470,000
  Richmond GO Series 2004 RAN (SP-1+, MIG-1)
    3.50%(b)                                             06/28/05     10,000      10,024,271
  University of Virginia RB Series (Wachovia Merlots
    Trust Receipts) 2003B-31 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.08%(b)                                             05/09/05      2,685       2,685,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050-ROC-II DN (Citigroup Liquidity
    Facility) (A-1+)
    3.03%(b)                                          05/09/05    $ 1,985    $ 1,985,000

                                                                             ===========
                                                                              90,654,271
                                                                             -----------
Washington - 1.8%

  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA Insurance)
    (VMIG-1)
    3.04%(b)                                          05/09/05      2,500      2,500,000
  King County School District Bear Stearns Municipal
    Securities Trust Certificates RB (Highline Public
    Schools Project) Series 2002 DN (FGIC Insurance)
    (A-1)
    3.05%(b)(c)                                       05/09/05     11,750     11,750,000
  Seattle GO (Bear Stearns Municipal Trust Receipts)
    Series 2003 SGA-142 DN (Societe Generale SBPA)
    (A-1+)
    3.03%(b)                                          05/09/05      4,000      4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN (FSA
    Insurance, Wachovia Bank N.A. Liquidity Facility)
    (VMIG-1)
    3.08%(b)                                          05/09/05      7,415      7,415,000
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    3.03%(b)                                          05/09/05      3,575      3,575,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    3.07%(b)                                          05/09/05      5,170      5,170,000
  Washington GO (Wachovia Merlots Trust Receipts)
    Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
    3.08%(b)                                          05/09/05      7,310      7,310,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998A DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.02%(b)                                          05/09/05      2,810      2,810,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998B DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.02%(b)                                          05/09/05      4,650      4,650,000

                                                                             ===========
                                                                              49,180,000
                                                                             -----------
West Virginia - 0.2%

  West Virginia Economic Development Authority RB
    (Juvenile Correctional Project) Series 2002A DN
    (MBIA Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.05%(b)(c)                                       05/09/05      4,990      4,990,000
                                                                             -----------
Wisconsin - 1.4%

  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    3.10%(b)                                          05/09/05      8,100      8,100,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.08%(b)                                          05/09/05    $ 5,280    $ 5,280,000
  Wisconsin Health & Educational Facilities Authority
    RB (Edgewood College Project) Series 1997 DN
    (Bank One N.A. LOC)
    3.10%(b)                                          05/09/05      6,230      6,230,000
  Wisconsin Health & Educational Facilities Authority
    RB (Oakwood Village Project) Series 2000B DN
    (Marshall & Ilsley Bank LOC) (A-1)
    3.03%(b)                                          05/09/05      2,435      2,435,000
  Wisconsin Health & Educational Facilities Authority
    RB (St. Joseph's Community Hospital Project)
    Series 2001 DN (Marshall & Ilsley Bank LOC)
    (A-1)
    3.03%(b)                                          05/09/05     10,800     10,800,000
  Wisconsin Transportation RB Series 2005 ROC-II-R
    MB (FSA Insurance) (A-1+/AAA)
    3.03%(b)                                          05/09/05      5,600      5,600,000

                                                                             ===========
                                                                              38,445,000
                                                                             -----------
Wyoming - 0.3%

  Lincoln County PCRB (Amoco Project) Series 1983
    MB (Exxon Mobil Guaranty)
    2.20%                                             10/01/05      7,600      7,585,830
                                                                             -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                              VALUE
                                        -----------------
TOTAL INVESTMENTS IN SECURITIES -
100.0%
  (Cost $2,771,041,249(a))                  $2,771,041,249
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  0.0%                                   (87,205)
                                            --------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 2,070,446,765
  Institutional Shares, 76,603,370
  Dollar Shares, 37,775,030 Cash
  Management Shares,
  445,346,863 Adminstration
  Shares, 32,363,682 Bear Stearns
  Shares, 2,201 Bear Stearns
  Pemier Choice Shares,
  102,745,732 Bear Stearns Private
  Client Shares and 5,817,228 Bear
  Stearns Premier Shares
  outstanding)                              $2,770,954,044
                                            ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($2,070,324,470/2,070,446,765)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($76,595,543/76,603,370)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
        ($37,773,817/37,775,030)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINSTRATION SHARE
      ($445,334,998/445,346,863)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS
        ($32,362,450/32,363,682)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,200/2,201)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
      ($102,743,346/102,745,732)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
          ($5,817,220/5,817,228)            $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes is
$     2,771,079,376.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
      30, 2005, the Fund held 7.1% of its net assets, with a current market value of $195,725,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    MUNICASH

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS - 99.9%
Alabama - 1.1%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
    3.15%(b)                                          05/09/05    $   975    $   975,000
  Eutaw Industrial Development Board PCRB
    (Alabama Power Co. Project) Series 1998 DN
    (A-1, VMIG-1)
    3.02%(b)                                          05/02/05      3,900      3,900,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust LOC, Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    3.00%(b)                                          05/02/05     11,435     11,435,000
  Montgomery County Special Care Facilities
    Financing Authority RB (Baptist Medical Center
    Project) Series 1985A MB (AMBAC Insurance)
    (A-1, Aaa)
    5.00%(b)                                          05/02/05      1,220      1,220,000
  Tuscaloosa IDRB Series 2000A AMT DN (Southtrust
    Bank LOC)
    3.15%(b)                                          05/09/05      1,425      1,425,000

                                                                             ===========
                                                                              18,955,000
                                                                             -----------
Alaska - 0.7%
  Anchorage Wastewater RB (Wachovia Merlots Trust
    Receipts) Series 2004C-25 MB (MBIA Insurance,
    Wachovia Bank Liquidity Facility) (MIG-1)
    1.70%                                             09/01/05      3,250      3,250,000
  Valdez Marine Terminal RB (Exxon Pipeline Project)
    Series 1985 DN (Exxon Mobile Co. Guaranty)
    (A-1+, P-1)
    2.89%(b)                                          05/02/05      1,700      1,700,000
  Valdez Marine Terminal RB (Phillips Transportation,
    Inc. Project) Series 1994 MB (ConocoPhillips Co.
    Guaranty) (A-2, MIG-2)
    1.80%                                             06/01/05      2,400      2,400,000
  Valdez Marine Terminal RB (Phillips Transportation,
    Inc. Project) Series 2002 MB (ConocoPhillips Co.
    Guaranty) (A-2, VMIG-2)
    1.47%(b)                                          05/02/05      4,500      4,500,000

                                                                             ===========
                                                                              11,850,000
                                                                             -----------
Arizona - 1.7%
  Cochise County Solid Waste Disposal PCRB
    (Arizona Electric Co-op Project) Series 1994A
    AMT MB (National Rural Utilities LOC)
    (A-1, VMIG-1)
    2.30%                                             09/01/05     13,800     13,800,000
  Colorado Public Highway Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005 PZ-46
    DN (MBIA Insurance, Merrill Lynch & Co. SBPA)
    3.11%(b)                                          05/09/05      5,805      5,805,000
  Pima County IDA Single Family Mortgage RB (Draw
    Down Project) Series 2003 AMT DN (Trinity
    Funding Guaranty)
    2.86%(b)                                          05/30/05      7,671      7,671,000
  Tucson Arizona GO Series 1995 MB (AAA, Aaa, AAA)
    5.75%                                             07/01/05      2,000      2,030,408
  Yuma County Jail District RB Series 1996 MB
    (AMBAC Insurance)
    5.00%                                             07/01/05        595        598,038

                                                                             ===========
                                                                              29,904,446
                                                                             -----------
Arkansas - 0.2%
  Maricopa County IDA Solid Waste Disposal RB
    Series 2004-048 AMT DN (Merrill Lynch Liquidity
    Facility) (A-1+)
    3.10%(b)                                          05/09/05      1,770      1,770,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Arkansas (continued)
  University of Arkansas RB (UAMS Campus Project)
    Series 2004A MB (MBIA Insurance)
    4.00%                                             11/01/05    $ 1,645    $ 1,662,267

                                                                             ===========
                                                                               3,432,267
                                                                             -----------
California - 1.1%
  California Economic Recovery RB Series 2004C-7
    DN (BNP Paribas LOC) (A-1+, VMIG-1, F-1+)
    3.02%(b)                                          05/02/05      1,800      1,800,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-353 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1C+)
    3.10%(b)                                          05/09/05     11,035     11,035,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-2001 AMT DN
    (Merrill Lynch & Co. Guaranty)
    3.10%(b)                                          05/09/05      2,500      2,500,000
  Long Beach Harbor RB Series 2004-A MB (FGIC
    Insurance)
    2.50%                                             05/15/05        410        410,068
  Los Angeles IDRB (P&C Poultry Distributors
    Project) Series 1998 DN (Comercia Bank N.A.
    LOC)
    3.15%(b)                                          05/09/05      2,500      2,500,000
  San Francisco City & County Airports Commission
    RB (International Airport Project) Series 2003
    PT-899 AMT DN (FSA Insurance, Merrill Lynch &
    Co. SBPA)
    3.08%(b)                                          05/09/05      2,380      2,380,000

                                                                             ===========
                                                                              20,625,068
                                                                             -----------
Colorado - 2.0%
  Arapahoe County IDRB (PECO II Inc. Project) Series
    2001 AMT DN (Huntington Bank LOC)
    3.25%(b)                                          05/09/05      2,000      2,000,000
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC)
    3.15%(b)                                          05/09/05      1,710      1,710,000
  Denver City & County Airport RB Series 2002A-61
    AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.13%(b)                                          05/09/05     10,945     10,945,000
  Denver City & County Airport RB Series 2003E DN
    (FGIC Insurance, Bank of New York LOC) (A-1+)
    3.07%(b)                                          05/09/05      2,300      2,300,000
  Denver City & County Airport RB Series 2003
    PT-754 AMT MB (MBIA Insurance, Merrill Lynch
    & Co. SBPA) (F-1+)
    1.50%(b)                                          05/05/05      6,495      6,495,000
  Denver City & County Airport RB Series 2004
    PT-2112 AMT DN (XLCA Insurance, Westdeutsche
    Landesbank Girozentrale SBPA) (F-1+)
    3.08%(b)                                          05/09/05      2,520      2,520,000
  Denver City & County Airport RB Series 2004
    PT-920 AMT DN (FSA Insurance, Merrill Lynch &
    Co. SBPA) (F-1+)
    3.08%(b)                                          05/09/05      1,500      1,500,000
  Denver Urban Renewal Authority Tax Increment RB
    Series 2004 PT-999 DN (Merrill Lynch Guaranty)
    (A-1, AA-)
    3.08%(b)                                          05/09/05      8,700      8,700,000

                                                                             ===========
                                                                              36,170,000
                                                                             -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Connecticut - 0.3%
  Danbury GO Series 2004 BAN (SP-1+, MIG-1)
    3.00%                                             08/05/05    $ 5,000    $ 5,019,556
                                                                             -----------
District of Columbia - 0.7%
  District of Columbia Enterprise Zone RB (NJA Hotel
    LLC Issue Project) Series 2004 AMT DN (Bank of
    Scotland LOC) (VMIG-1)
    3.09%(b)                                          05/09/05      5,000      5,000,000
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance, Merrill
    Lynch SBPA) (F-1+)
    3.12%(b)                                          05/09/05      4,315      4,315,000
  Metropolitan Washington D.C. Airport Authority
    System RB Series 2003 PT-1991 AMT DN (AIG
    Insurance Guaranty, Merrill Lynch & Co. SBPA)
    (F-1+)
    3.08%(b)                                          05/09/05      3,220      3,220,000
  Metropolitan Washington D.C. Airport Authority
    System RB Series 2004-013 AMT DN (MBIA
    Insurance, Merrill Lynch SBPA) (F-1+)
    3.08%(b)                                          05/09/05      2,745      2,745,000

                                                                             ===========
                                                                              15,280,000
                                                                             -----------
Florida - 4.4%
  Bay County Housing Finance Authority RB Series
    2002A AMT DN (XL Capital Insurance Co.
    Guaranty)
    2.84%(b)                                          05/09/05      6,705      6,704,665
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    4.10%(b)                                          05/09/05      6,000      6,000,000
  Hillsborough Aviation Authority RB Series 2003
    PT-745 AMT DN (MBIA Insurance, Svenska Bank
    SBPA) (F-1+)
    3.08%(b)                                          05/09/05      2,500      2,500,000
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    3.25%(b)                                          05/09/05      2,020      2,020,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series 2000
    AMT DN (Branch Banking & Trust Co. LOC)
    3.12%(b)                                          05/09/05      2,410      2,410,000
  Jacksonville Economic Development Commission
    Special Facility Airport RB (Holland Sheltair
    Project) Series 2005B AMT DN (Huntington Bank
    LOC)
    3.10%(b)                                          05/09/05      2,100      2,100,000
  Jacksonville GO BAN (Landesbank LOC) (A-1+)
    2.37%                                             06/08/05      6,680      6,680,000
  Lee County Airport RB Series 2004 AMT DN (FSA
    Insurance, Merrill Lynch SBPA)
    3.08%(b)                                          05/09/05      1,575      1,575,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    3.14%(b)                                          05/09/05      1,885      1,885,000
  Orange County Housing Finance Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PT-2106 AMT DN (Merrill Lynch Capital
    Services SBPA) (VMIG-1)
    3.08%(b)                                          05/09/05      4,280      4,280,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    3.08%(b)                                          05/09/05      2,200      2,200,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-009 AMT DN
    (CDC Insurance, Rabobank SBPA) (VMIG-1)
    3.08%(b)                                          05/09/05    $ 6,250    $ 6,250,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-933 AMT DN
    (Merrill Lynch Liquidity Facility, Rabobank SBPA)
    (VMIG-1)
    3.08%(b)                                          05/09/05      3,330      3,330,000
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA) (VMIG-1)
    3.15%(b)                                          05/09/05      1,400      1,400,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    2.05%                                             06/15/05     12,000     12,000,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984H-3
    MB (National Rural Utilities LOC) (A-1, MIG-1)
    2.30%                                             09/15/05     11,100     11,100,000
  Tampa Bay Water Utilities System RB Series
    2004C-21 MB (FGIC Insurance, Wachovia Bank
    SBPA) (Aaa)
    1.63%                                             08/24/05      5,955      5,955,000

                                                                             ===========
                                                                              78,389,665
                                                                             -----------
Georgia - 3.4%
  Atlanta Airport MB Series 1996 (AMBAC Insurance)
    6.50%                                             01/01/06      1,000      1,024,563
  Atlanta Airport RB Series 2004C-14 AMT DN (FSA
    Insurance, Wachovia Bank) (VMIG-1)
    3.13%(b)                                          05/09/05      2,795      2,795,000
  Cartersville Development Authority RB (Aquafil
    USA, Inc. Project) Series 2005 AMT DN (Branch
    Banking & Trust Bank LOC)
    3.12%(b)                                          05/09/05      2,000      2,000,000
  Cobb County Multi-Family Housing Authority RB
    Series 2003 PT-1963 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    3.12%(b)                                          05/09/05     13,120     13,120,000
  Cobb County Multi-Family Housing Authority RB
    Series 2004 PT-2221 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+, AA-)
    3.12%(b)                                          05/09/05     21,350     21,350,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    3.08%(b)                                          05/09/05      1,000      1,000,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.12%(b)                                          05/09/05      3,470      3,470,000
  Gordon County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997A AMT DN (Wachovia Bank
    N.A. LOC)
    3.06%(b)                                          05/09/05      1,000      1,000,000
  Gordon County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997B DN (Wachovia Bank N.A.
    LOC)
    3.06%(b)                                          05/09/05      1,000      1,000,000
  Griffin-Spalding County IDRB (Woodland Industries
    Project) Series 2000 AMT DN (Wachovia Bank
    N.A. LOC) (A-1+)
    3.10%(b)                                          05/09/05      1,950      1,950,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Gwinnett County IDRB (Suzanna Project) Series
    2001A AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.10%(b)                                         05/09/05     $3,250    $ 3,250,000
  Laurens County IDRB (Aladdin Manufacturing Corp.
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    3.06%(b)                                         05/09/05      1,000      1,000,000
  Wayne County IDRB (Absorption Corp. Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.12%(b)                                         05/09/05      4,900      4,900,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    3.06%(b)                                         05/09/05      3,100      3,100,000

                                                                            ===========
                                                                             60,959,563
                                                                            -----------
Hawaii - 0.4%
  Hawaii Airport Systems RB Series 2003 PT-830 DN
    (Merrill Lynch & Co. Guaranty) (A-1)
    3.08%(b)                                         05/09/05      2,230      2,230,000
  Hawaii Airport Systems RB Series 2004 PT-2310
    AMT DN (FGIC Insurance, Merrill Lynch SBPA)
    (F-1+)
    3.08%(b)                                         05/09/05      1,345      1,345,000
  Hawaii Department of Budget & Finance RB Series
    2003 PA-1224 AMT DN (AMBAC Insurance,
    Merrill Lynch & Co. SBPA) (A-1, F-1+)
    3.07%(b)                                         05/09/05      2,340      2,340,000
  Hawaii Department of Budget & Finance RB Series
    2003 PA-1244 AMT DN (AMBAC Insurance,
    Merrill Lynch & Co. SBPA) (A-1, F-1+)
    3.07%(b)                                         05/09/05      2,500      2,500,000
  Hawaii Housing Finance & Development Corp.
    Single Family Mortgage RB Series 2001A-15 AMT
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.13%(b)                                         05/09/05      1,440      1,440,000

                                                                            ===========
                                                                              9,855,000
                                                                            -----------
Illinois - 3.1%
  Chicago IDRB (Promise Candy Project) Series 2001
    AMT DN (Lasalle National Bank LOC)
    3.13%(b)                                         05/09/05      3,530      3,530,000
  Chicago O'Hare International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003
    PT-1993 AMT DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.08%(b)                                         05/09/05      1,070      1,070,000
  Chicago O'Hare International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004 PT-049
    AMT DN (MBIA Insurance, Landesbank Hessen
    SBPA) (F-1+)
    3.08%(b)                                         05/09/05      2,000      2,000,000
  Chicago O'Hare International Airport RB (Wachovia
    Merlots Trust Receipts) Series 2001A-85 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.13%(b)                                         05/09/05      5,610      5,610,000
  Chicago O'Hare International Airport Special
    Facility RB (American Airlines Project) Series
    2004 PT-980 AMT DN (Merrill Lynch SBPA) (F-1+)
    3.08%(b)                                         05/09/05      1,330      1,330,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago O'Hare International Airport Special
    Facility RB (American Airlines Project) Series
    2005 DN (FSA Insurance, Merrill Lynch SBPA)
    (Aa2, F-1+)
    3.08%(b)                                         05/09/05     $6,145    $ 6,145,000
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch SBPA)
    3.11%(b)                                         05/09/05      2,115      2,115,000
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (Lasalle National Bank LOC)
    (A-1+)
    3.19%(b)                                         05/09/05      1,665      1,665,000
  Flora RB (Heritage Woods Project) Series 2001 AMT
    DN (Federal Home Loan Bank Guaranty) (A-1+)
    3.15%(b)                                         05/09/05      2,950      2,950,000
  Harvard Multi Family Housing RB (Northfield Court
    Project) Series 1999 AMT DN (Lasalle National
    Bank LOC) (A-1+)
    3.21%(b)                                         05/09/05      7,350      7,350,000
  Illinois Development Finance Authority IDRB (Big
    Bolt Corp. Project) Series 1996 AMT DN
    (ABN-AMRO Bank N.V. LOC)
    3.16%(b)                                         05/09/05      2,600      2,600,000
  Illinois Development Finance Authority IDRB (Cano
    Packaging Corp. Project) Series 2001 AMT DN
    (Lasalle National Bank LOC)
    3.13%(b)                                         05/09/05      2,270      2,270,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (Lasalle National Bank LOC)
    3.16%(b)                                         05/09/05      2,000      2,000,000
  Illinois Industrial Development Finance Authority
    RB (Mason Corp. Project) Series 2000A AMT DN
    (Lasalle National Bank LOC)
    3.16%(b)                                         05/09/05      4,755      4,755,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005PZ-44
    DN (MBIA Insurance, Merrill Lynch Capital
    Services SBPA) (F-1+)
    3.11%(b)                                         05/09/05      2,800      2,800,000
  Naperville Economic Development Authority RB
    (Independence Village Associates Project) Series
    1994 DN (National City Bank N.A. LOC)
    3.07%(b)                                         05/09/05      1,580      1,580,000
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    3.23%(b)                                         05/09/05        485        485,000
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    3.13%(b)                                         05/09/05      1,800      1,800,000
  Will County School District No. 122 GO (New Lenox
    Project) Series 2005 PZ-48 DN (FSA Insurance,
    Merrill Lynch & Co. SBPA)
    3.11%(b)                                         05/09/05      3,345      3,345,000

                                                                            ===========
                                                                             55,400,000
                                                                            -----------
Indiana - 3.7%
  Anderson Economic Development RB (Printer Zink,
    Inc. Project) Series 2004A DN (U.S. Bancorp LOC)
    (A-1+)
    3.16%(b)                                         05/09/05      2,680      2,680,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Bremen IDRB (Universal Bearings, Inc. Project)
    Series 1996A AMT DN (KeyBank N.A. LOC)
    (A-1, P-1)
    3.14%(b)                                           05/09/05     $  990    $   990,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    3.18%(b)                                           05/09/05      1,080      1,080,000
  Elkhart Economic Development RB (Jameson Inns,
    Inc. Project) AMT DN (Firstar Bank N.A. LOC)
    3.20%(b)                                           05/09/05      2,800      2,800,000
  Elkhart Industrial Multi Family RB (Pedcor
    Investments Living LP Project) Series 2002A AMT
    DN (Federal Home Loan Bank Guaranty) (VMIG-1)
    3.05%(b)                                           05/09/05      8,000      8,000,000
  Elkhart Industrial Multi Family RB (Pedcor
    Investments Living LP Project) Series 2002B AMT
    DN (Federal Home Loan Bank Guaranty) (VMIG-1)
    3.05%(b)                                           05/09/05        900        900,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    3.18%(b)                                           05/09/05      1,870      1,870,000
  Hammond Industrial Sewer & Solid Waste Disposal
    RB (Cargill Inc. Project) Series 2005 AMT DN
    3.07%(b)                                           05/09/05      6,500      6,500,000
  Huntingburg Multi Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    3.17%(b)                                           05/09/05      2,350      2,350,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    3.15%(b)                                           05/09/05        800        800,000
  Indiana Development Finance Authority Economic
    Development RB (Timerland Resources Project)
    Series 2001 DN (Southtrust Bank LOC)
    3.15%(b)                                           05/09/05        750        750,000
  Indiana Development Finance Authority IDRB
    (Enterprise Center II Project) Series 1992 AMT
    DN (Bank One N.A. LOC) (A-1)
    3.08%(b)                                           05/09/05      3,000      3,000,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    3.15%(b)                                           05/09/05      4,900      4,900,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp. Project)
    Series 2002 AMT DN (National City Bank N.A.
    LOC)
    3.13%(b)                                           05/09/05      2,100      2,100,000
  Indianapolis Economic Development Authority RB
    (Herff Jones, Inc. Project) Series 1994 AMT DN
    (Lasalle National Bank LOC)
    3.12%(b)                                           05/09/05      4,100      4,100,000
  Indianapolis IDRB (Public Import Board Project)
    Series 2003 PT-731 AMT DN (FSA Insurance,
    Danske Bank LOC) (A-1)
    3.08%(b)                                           05/09/05      2,550      2,550,000
  Indianapolis Public Improvement Board RB Series
    2004-039 AMT DN (MBIA Insurance, Svenska
    Handesbank SBPA) (A-1+)
    3.08%(b)                                           05/09/05      4,580      4,580,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Jeffersonville Economic Development Authority RB
    (Scansteel Project) Series 1998 AMT DN (National
    City Bank N.A. LOC)
    3.18%(b)                                           05/09/05     $1,080    $ 1,080,000
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City Bank
    N.A. LOC)
    3.15%(b)                                           05/09/05      2,500      2,500,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000 AMT
    DN (National City Bank N.A. LOC)
    3.18%(b)                                           05/09/05      1,025      1,025,000
  South Bend Economic Development Authority RB
    (SGW Realty LLC Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    3.23%(b)                                           05/09/05        900        900,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development LLC
    Project) Series 2002 DN (National City Bank N.A.
    LOC)
    3.13%(b)                                           05/09/05      3,390      3,390,000
  Terre Haute Industrial Economic Development RB
    (Jameson Inns, Inc. Project) Series 1999 AMT DN
    (Firstar Bank N.A. LOC) (A-1C+)
    3.20%(b)                                           05/09/05      3,175      3,175,000
  Vigo County Independent School Corp. Temporary
    Loan Notes RB Series 2005 MB
    3.25%                                              12/29/05      4,500      4,514,907

                                                                              ===========
                                                                               66,534,907
                                                                              -----------
Iowa - 0.4%
  Cedar Rapids Community School District GO Series
    2004 MB
    3.00%                                              06/30/05      3,500      3,506,182
  Dallas County IDRB (Sioux City Brick Project) Series
    2000A AMT DN (First Bank Systems LOC)
    3.15%(b)                                           05/09/05      1,000      1,000,000
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Company Guaranty) (A-1+)
    3.15%(b)                                           05/09/05      2,000      2,000,000
  West Burlington IDRB (Borghi Oilhydraulic Project)
    Series 2001A AMT DN (Bank One N.A. LOC)
    3.15%(b)                                           05/09/05        600        600,000

                                                                              ===========
                                                                                7,106,182
                                                                              -----------
Kansas - 0.1%
  Kansas Development Finance Authority RB
    (Delaware Highlands Project) Series 2005C DN
    (Federal Home Loan Bank Guaranty)
    3.09%(b)                                           05/09/05      2,250      2,250,000
                                                                              -----------
Kentucky - 2.9%
  Boyd County Sewer & Solid Waste RB (Air Products
    & Chemicals Project) Series 2003 AMT DN (A-1)
    3.08%(b)                                           05/09/05      1,275      1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    3.18%(b)                                           05/09/05      1,120      1,120,000
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    2.60%                                              10/15/05      8,500      8,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    3.23%(b)                                           05/09/05    $ 1,990    $ 1,990,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    3.18%(b)                                           05/09/05      1,295      1,295,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    3.15%(b)                                           05/09/05        966        966,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    3.15%(b)                                           05/09/05      1,890      1,890,000
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    3.13%(b)                                           05/09/05        900        900,000
  Kentucky Housing Corp. Single Family Mortgage RB
    Series 2003 PT-740 AMT DN (FGIC Insurance,
    Merrill Lynch & Co. Guaranty) (VMIG-1)
    3.08%(b)                                           05/09/05     11,615     11,615,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998 AMT DN (Fifth
    Third Bank N.A. LOC)
    3.13%(b)                                           05/09/05      1,100      1,100,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1998B AMT DN
    (Fifth Third Bank N.A. LOC)
    3.13%(b)                                           05/09/05      1,410      1,410,000
  McCreary County Industrial Building RB (Le
    Sportsac, Inc. Project) Series 1999B-3 AMT DN
    (Fifth Third Bank N.A. LOC)
    3.13%(b)                                           05/09/05      3,220      3,220,000
  Pulaski County Solid Waste Disposal RB (National
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT MB (National Rural Utilities
    Guaranty) (MIG-1)
    2.30%                                              08/15/05      2,550      2,550,000
  Trimble County PCRB (Louisville Gas & Electric
    Guaranty) Series 2005 MB (A-2, P-1)
    2.07%                                              05/03/05     15,000     15,000,000

                                                                              ===========
                                                                               52,831,000
                                                                              -----------
Louisiana - 3.8%
  Donaldsonville IDRB (John Folse & Co., Inc. Project)
    Series 2003 DN (Amsouth Bank LOC)
    3.09%(b)                                           05/09/05      2,150      2,150,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo Bank
    Nederland LOC)
    3.29%(b)                                           05/09/05      3,035      3,035,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Bioset Shreveport LLC) Series 2002-A DN
    (Hibernia Bank LOC)
    3.14%(b)                                           05/09/05      5,945      5,945,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Capital & Equipment Programs Project) Series
    2003A DN (AMBAC Insurance, Banque Nationale
    de Paribas Liquidity Facility) (A+, Aaa)
    3.09%(b)                                           05/09/05     23,225     23,225,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Northwestern State University Student Housing
    Project) Series 2004A DN (Regions Bank LOC)
    (A-1)
    3.07%(b)                                           05/09/05    $ 3,000    $ 3,000,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority RB
    (Ouachita Christian School, Inc. Project) Series
    2002 DN (Bank One N.A. LOC)
    3.24%(b)                                           05/09/05      1,515      1,515,000
  Louisiana Public Facilities Authority RB (Air
    Products & Chemicals Project) Series 2002 AMT
    DN (Hibernia Bank LOC) (A-1, P-1)
    3.08%(b)                                           05/09/05      5,000      5,000,000
  Louisiana Public Facilities Authority RB (Air
    Products & Chemicals Project) Series 2004 AMT
    DN (A-1, P-1)
    3.08%(b)                                           05/09/05      6,250      6,250,000
  Louisiana Public Facilities Authority RB (Equipment
    & Capital Facilities Loan Program) Series 2002A
    DN (Hibernia Bank LOC) (VMIG-1)
    3.14%(b)                                           05/09/05     14,635     14,635,000
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    3.09%(b)                                           05/09/05      2,725      2,725,000

                                                                              ===========
                                                                               67,480,000
                                                                              -----------
Maine - 0.9%
  Maine Finance Authority Civic Facility RB (Erskine
    Academy Project) Series 2004 DN (Key Bank LOC)
    3.07%(b)                                           05/09/05      2,000      2,000,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-006 AMT DN (Trinity
    Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
    3.08%(b)                                           05/09/05      6,250      6,250,000
  Maine Housing Authority RB (General Housing
    Project) Series 2004-2352 AMT DN (Trinity
    Insurance GIC, Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1)
    3.08%(b)                                           05/09/05      7,425      7,425,000

                                                                              ===========
                                                                               15,675,000
                                                                              -----------
Maryland - 4.2%
  Baltimore County RB (Golf Systems Project) Series
    2001 DN (M&T Bank Corp. LOC) (A-2)
    3.07%(b)                                           05/09/05      4,800      4,800,000
  Howard County RB (Glenelg Country School Project)
    Series 2001 DN (M&T Bank Corp. LOC) (A-1)
    2.99%(b)                                           05/09/05      3,515      3,515,000
  Maryland Community Development Administration
    Department of Housing & Community
    Development RB (Harbor City Project) Series
    1990C DN (Mercantile Bank LOC)
    3.06%(b)                                           05/09/05      3,230      3,230,000
  Maryland Economic Development Corp. RB
    (Assisted Catholic Charities Project) Series 2004
    DN (Mercantile Bank LOC) (VMIG-1)
    2.99%(b)                                           05/09/05      3,935      3,935,000
  Maryland Economic Development Corp. RB
    (Associated Catholic, Inc. Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    3.02%(b)                                           05/09/05      4,990      4,990,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              35

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Economic Development Corp. RB (Joe
    Corbis Pizza Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    3.14%(b)                                          05/02/05    $ 1,250    $ 1,250,000
  Maryland Economic Development Corp. RB (John
    Schmitz Project) Series 2000E AMT DN (M&T
    Bank Corp. LOC) (A-1+)
    3.04%(b)                                          05/09/05      2,135      2,135,000
  Maryland Economic Development Corp. RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    3.14%(b)                                          05/09/05      3,170      3,170,000
  Maryland Economic Development Corp. RB
    (Mirage-Tucker LLC Facility Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    3.14%(b)                                          05/09/05      1,350      1,350,000
  Maryland Economic Development Corp. RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    3.14%(b)                                          05/09/05      6,200      6,200,000
  Maryland Economic Development Corp. RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    3.14%(b)                                          05/09/05      2,400      2,400,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    3.02%(b)                                          05/09/05      5,820      5,820,000
  Maryland Health & Higher Education Facilities
    Authority RB (Roland Park Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    3.07%(b)                                          05/09/05      5,440      5,440,000
  Maryland Industrial Development Financing
    Authority RB (Brass Mill Road Project) Series
    1995 DN (M&T Bank Corp. LOC) (A-1)
    3.10%(b)                                          05/09/05        775        775,000
  Maryland Industrial Development Financing
    Authority RB (Patapsco Association Project)
    Series 1995 DN (M&T Bank Corp. LOC) (A-1)
    3.10%(b)                                          05/09/05      1,000      1,000,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    3.02%(b)                                          05/09/05      4,430      4,430,000
  Montgomery County GO (Public Improvement
    Project) Series 1992A MB (AAA, Aaa)
    5.70%                                             07/01/05        500        503,065
  Montgomery County Housing Opportunity
    Community Single Family Mortgage RB Series
    2005 DN (Trinity Insurance, Merrill Lynch SBPA)
    (A-1, A-)
    3.08%(b)                                          05/09/05      3,430      3,430,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    3.07%(b)                                          05/09/05      2,800      2,800,000
  Northeast Solid Waste Disposal Authority RB Series
    2003 PT-766 AMT DN (AMBAC Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1+)
    3.07%(b)                                          05/09/05      7,730      7,730,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    2.50%(b)                                          05/02/05      3,300      3,300,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Washington County RB (Conservit, Inc. Facility
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    3.14%(b)                                          05/09/05    $ 2,400    $ 2,400,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT DN
    (Bank One N.A. LOC) (VMIG-1)
    3.15%(b)                                          05/09/05      1,400      1,400,000

                                                                             ===========
                                                                              76,003,065
                                                                             -----------
Massachusetts - 2.8%
  Auburn GO Series 2004 BAN (MIG-1)
    2.50%                                             06/17/05      7,000      7,007,800
  New England Education Loan Marketing Corp. RB
    (Student Loan Project) Series 1993A AMT MB
    5.70%                                             07/01/05      2,025      2,037,223
  Newton GO Series 2005 BAN (MIG-1)
    2.80%                                             08/15/05      2,800      2,804,860
  Washusett Regional School District GO Series 2005
    BAN
    3.50%                                             07/15/05      6,000      6,010,860
  Watertown GO Series 2004 BAN (MIG-1, SP-1+)
    3.00%                                             11/09/05      6,230      6,258,445
  Westford GO Series 2005 BAN (SP-1+, MIG1)
    2.75%                                             07/29/05      5,400      5,407,524
  Whitman Hanson Regional School District GO
    Series 2004 BAN
    2.00%                                             07/01/05     17,000     17,008,353
  Worcester GO Series 2004A MB (AAA, Aaa)
    5.00%                                             08/15/05      3,540      3,575,480

                                                                             ===========
                                                                              50,110,545
                                                                             -----------
Michigan - 5.2%
  Chelsea School District GO Series 1995 MB
    5.95%(b)                                          05/02/05      1,600      1,600,000
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.13%(b)                                          05/09/05      2,500      2,500,000
  Detroit Economic Development Corp. RB (E.H.
    Association Ltd. Project) Series 2002 DN (Charter
    One Bank LOC)
    3.07%(b)                                          05/09/05      1,290      1,290,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    1.55%                                             08/04/05      4,100      4,100,000
  Michigan GO Series 2004A MB (SP-1+, MIG-1)
    3.50%                                             09/30/05     15,000     15,084,411
  Michigan Municipal Bond Authority RB (Detroit
    School District Project) Series 2005-A MB (J.P.
    Morgan Chase LOC)
    3.75%                                             03/21/06      2,500      2,525,947
  Michigan Municipal Bond Authority RB Series
    2004B-2 BAN (J.P. Morgan Chase & Co. LOC)
    (SP-1+)
    3.00%                                             08/23/05     20,000     20,087,916
  Michigan State Underground Storage Tank Final
    Assurance Authority RB Series 2001I MB (AMBAC
    Insurance)
    6.00%(b)                                          05/02/05      2,000      2,000,000
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT DN
    (Bank One N.A. LOC)
    3.15%(b)                                          05/09/05      3,200      3,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    3.23%(b)                                          05/09/05    $ 1,000    $ 1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    3.15%(b)                                          05/09/05      2,120      2,120,000
  Michigan Strategic Fund Limited Obligation RB
    (G&B Tech LLC Project) Series 2005 AMT DN
    (Huntington Bank LOC)
    3.25%(b)                                          05/09/05      1,700      1,700,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    3.15%(b)                                          05/09/05      4,000      4,000,000
  Michigan Strategic Fund Limited Obligation RB
    (K&K Management Co. Project) Series 2000 AMT
    DN (Huntington Bank LOC)
    3.29%(b)                                          05/09/05      1,000      1,000,000
  Michigan Strategic Fund Limited Obligation RB (Kay
    Screen Printing, Inc. Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    3.15%(b)                                          05/09/05      1,300      1,300,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    3.25%(b)                                          05/09/05      2,455      2,455,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    3.29%(b)                                          05/09/05        570        570,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    3.15%(b)                                          05/09/05      2,745      2,745,000
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    3.15%(b)                                          05/09/05      2,860      2,860,000
  Oakland County Economic Development Corp.
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    3.15%(b)                                          05/09/05      6,375      6,375,000
  Oakland County Educational Limited Obligation RB
    Series 2000 AMT DN (Bank One N.A. LOC)
    3.15%(b)                                          05/09/05      4,800      4,800,000
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington National Bank LOC) (A-1)
    3.15%(b)                                          05/09/05     10,350     10,350,000

                                                                             ===========
                                                                              93,663,274
                                                                             -----------
Minnesota - 1.6%
  Becker IDRB (Plymouth Foam Project) Series 2004
    AMT DN (Amsouth Bancorp. LOC)
    3.21%(b)                                          05/09/05      2,500      2,500,000
  Dakota County RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-061 AMT DN (VMIG-1)
    3.08%(b)                                          05/09/05     15,300     15,300,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    3.00%(b)                                          05/09/05    $   200    $   200,000
  Minneapolis & St. Paul Metropolitan Airports
    Commission RB Series 2003 PT-727 AMT DN
    (FGIC Insurance, Banque Nationale de Paribas
    SBPA) (A-1+)
    3.08%(b)                                          05/09/05      1,800      1,800,000
  Minnesota Housing Finance Agency RB (Residential
    Housing Project) Series 2005 AMT MB (MIG-1)
    2.95%                                             05/18/06      4,000      4,000,000
  Plymouth IDRB (Scoville Press, Inc. Project) Series
    1994 DN (Wells Fargo Bank LOC)
    3.10%(b)                                          05/09/05      1,470      1,470,000
  Winona Independent School District No. 861 GO
    Series 2004A MB
    3.00%                                             08/06/05      3,590      3,602,152

                                                                             ===========
                                                                              28,872,152
                                                                             -----------
Mississippi - 0.6%
  Mississippi Business Finance Corp. RB (Mississippi
    Baking Co. LLC Project) Series 1995 DN (M&T
    Bank Corp. LOC)
    3.14%(b)                                          05/09/05      4,080      4,080,000
  Mississippi Business Finance Corp. RB (Shuqualak
    Lumber Co. Project) Series 2001 AMT DN (Bank
    One N.A. LOC, J.P. Morgan Chase Bank LOC)
    3.15%(b)                                          05/09/05      2,500      2,500,000
  Mississippi Business Finance Corp. RB (Utilities
    Optimization Project) Series 2002A AMT DN
    (Hibernia Bank LOC)
    3.15%(b)                                          05/09/05      1,000      1,000,000
  Warren County Environmental Import RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005 AMT
    DN (Merrill Lynch & Co. Guaranty)
    3.10%(b)                                          05/09/05      2,495      2,495,000

                                                                             ===========
                                                                              10,075,000
                                                                             -----------
Missouri - 0.6%
  Bridgeton IDRB (Gold Dust LLC Project) AMT DN
    (Commerce Bank N.A. LOC)
    3.21%(b)                                          05/09/05      1,125      1,125,000
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    3.16%(b)                                          05/09/05      1,920      1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    3.18%(b)                                          05/09/05      3,430      3,430,000
  St. Louis IDRB Series 2005A DN (M & I Bank LOC)
    3.16%(b)                                          05/09/05      3,480      3,480,000

                                                                             ===========
                                                                               9,955,000
                                                                             -----------
Montana - 0.2%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2001A-41 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.13%(b)                                          05/09/05        910        910,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              37

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Montana (continued)
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.13%(b)                                         05/09/05    $ 2,420    $  2,420,000

                                                                            ============
                                                                               3,330,000
                                                                            ------------
Multi-State - 10.6%
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2029 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.12%(b)(c)                                      05/09/05     27,720      27,720,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2121 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.12%(b)(c)                                      05/09/05     19,180      19,180,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2437 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.10%(b)                                         05/09/05     18,255      18,255,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 AMT DN
    (Merrilly Lynch & Co. Guaranty) (A-1, VMIG-1)
    3.10%(b)(c)                                      05/09/05      2,500       2,500,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005-2508 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.12%(b)                                         05/09/05      4,270       4,270,000
  Clipper Tax Exempt Certificate Trust (Certificate
    Partner Multi-State Project) Series 2004-10 AMT
    DN (Lloyds Bank SBPA) (VMIG-1)
    3.19%(b)                                         05/09/05     15,345      15,345,000
  Clipper Tax-Exempt Certificate Trust (Certificate
    Partner Multi-State Project) Series 2004-11 AMT
    DN (Bayeriche, FSA Insurance, Trinity Guaranty)
    (VMIG-1)
    3.14%(b)                                         05/09/05     40,165      40,165,000
  Municipal Securities Pool Trust Receipts RB Series
    2004-19 DN (FGIC Insurance, Societe Generale
    SBPA) (A-1+)
    3.14%(b)(c)                                      05/09/05      1,625       1,625,000
  MuniMae Tax Exempt Board Subsidary LLC Series
    2004 AMT DN (Merrill Lynch & Co. Guaranty)
    (A-1)
    3.12%(b)(c)                                      05/09/05     28,530      28,530,000
  MuniMae Tax Exempt Board Subsidiary LLC Series
    2005 AMT DN (Merrill Lynch & Co. Guaranty)
    3.12%(b)(c)                                      05/09/05     12,000      12,000,000
  MuniMae Trust RB (Merrill Lynch P-Float Trust
    Receipts) Series 2002 PT-617 DN (Merrill Lynch
    Capital Services SBPA) (A-1)
    3.08%(b)(c)                                      05/09/05     13,160      13,160,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.14%(b)                                         05/09/05      4,300       4,300,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-2 DN (Merrill Lynch Capital
    Services SBPA) (F-1+)
    3.14%(b)                                         05/09/05      2,700       2,700,000

                                                                            ============
                                                                             189,750,000
                                                                            ------------
Nevada - 0.1%
  Clark County Passenger Facility Charge RB (Las
    Vegas-McCarran Airport Project) Series 2002
    AMT MB (MBIA Insurance)
    4.00%                                            07/01/05      1,630       1,636,540
                                                                            ------------

                                                                    PAR
                                                      MATURITY     (000)        VALUE
                                                     ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
New Hampshire - 0.2%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A. LOC)
    (VMIG-1)
    3.14%(b)                                         05/09/05    $ 1,295    $  1,295,000
  New Hampshire Housing Finance Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-51 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.13%(b)                                         05/09/05      1,345       1,345,000
  New Hampshire Housing Finance Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-82 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.13%(b)                                         05/09/05      1,100       1,100,000

                                                                            ============
                                                                               3,740,000
                                                                            ------------
New Jersey - 1.4%
  Burlington County GO Series 2004E-II BAN
    1.70%                                            07/15/05      4,950       4,943,796
  Middlesex County Improvement Authority RB
    (Woodbridge Township Guaranteed Project)
    Series 2004 MB
    3.50%                                            12/22/05      5,000       5,042,513
  New Jersey Economic Development Authority RB
    (Somerset Hills YMCA Project) Series 2003 DN
    (Commerce Bank N.A. LOC)
    3.04%(b)                                         05/09/05        100         100,000
  New Jersey Health Care Facilities Financing
    Authority RB (Recovery Management Systems,
    Inc.) Series 2005 DN (Commerce Bank N.A. LOC)
    (VMIG-1)
    2.99%(b)                                         05/09/05        100         100,000
  New Jersey Transportation Trust Fund Authority RB
    (Transportation System Project) Series 1998A MB
    (AA-, A1)
    5.00%                                            06/15/05      2,000       2,006,430
  New Milford County GO Series 2004 BAN
    3.00%                                            06/24/05      2,839       2,843,956
  Rockaway Township GO Series 2004 BAN
    2.50%                                            07/22/05      5,693       5,705,214
  Salem County Pollution Control Financing Authority
    PCRB (E.I. DuPont de Nemours Project) Series
    1982A DN (A-1+, P-1)
    2.25%(b)                                         05/09/05      2,000       2,000,000
  West Windsor-Plainsboro GO (Regional School
    District Project) Series 2004 MB (Aa2)
    2.70%                                            06/15/05      1,750       1,752,270

                                                                            ============
                                                                              24,494,179
                                                                            ------------
New Mexico - 0.1%
  Dona Ana County IDRB (Merryweath Project) Series
    1998 AMT DN (First Merit Bank N.A. LOC)
    3.30%(b)                                         05/09/05      1,470       1,470,000
                                                                            ------------
New York - 4.2%
  Clipper Tax Exempt Certificates RB Series 2005-7
    DN (FGIC & MBIA Insurance, State Street Bank
    SBPA) (A-1+, VM1G1)
    3.11%(b)                                         05/09/05     13,400      13,400,000
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    3.00%(b)                                         05/09/05        315         315,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    3.14%(b)                                           05/09/05    $ 1,270    $ 1,270,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224 DN
    (MBIA Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (VMIG-1)
    3.23%(b)(c)                                        05/09/05      3,900      3,900,000
  Metropolitan Pier & Exposition Authority RB (TOC
    Trust Receipts) Series 2005Z-1 DN (MBIA
    Insurance, Goldman Sachs Liquidity Facility)
    (A-1, AAA)
    3.11%(b)                                           05/09/05      4,000      4,000,000
  Nassau County IDRB Series 2004-MT-010 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.09%(b)                                           05/09/05     13,245     13,245,000
  New York Housing Finance Agency RB (Theatre Row
    Housing Project) Series 2002A AMT DN (Hypover-
    insbank LOC) (VMIG-1)
    3.10%(b)                                           05/09/05     14,800     14,800,000
  New York Housing Finance Agency RB (Theatre Row
    Tower Project) Series 2001 AMT DN (Hypover-
    insbank LOC) (VMIG-1)
    3.10%(b)                                           05/09/05      5,000      5,000,000
  New York State Power Authority GO Series 1985 MB
    (Credit Locale de France LOC) (A-1+, VMIG-1)
    2.15%                                              09/01/05      5,500      5,500,000
  Newburgh Charter Mac Multi-Family Housing RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2041-2504 AMT DN (Merrill Lynch & Co.
    Guaranty)
    3.12%(b)                                           05/09/05      3,230      3,230,000
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    3.14%(b)                                           05/09/05      1,545      1,545,000
  Union Springs Central School District GO Series
    2004 BAN
    2.50%                                              06/30/05      9,855      9,868,919

                                                                              ===========
                                                                               76,073,919
                                                                              -----------
North Carolina - 1.7%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    3.15%(b)                                           05/09/05      1,995      1,995,000
  Charlotte Airport RB (Banque Nationale de Paribas
    P-Float Trust Receipts) Series 2003 PT-719 AMT
    MB (MBIA Insurance, Banque Nationale de
    Paribas SBPA) (A-1+)
    1.50%                                              05/05/05      2,335      2,335,000
  Mecklenburg County Industrial Facilities PCRB
    (Peidmont Plastics Project) Series 1997 AMT DN
    (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
    3.12%(b)                                           05/09/05      1,530      1,530,000
  North Carolina Housing Finance Agency RB
    (Wachovia Merlots Project) Series 2001A-70 AMT
    DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.13%(b)                                           05/09/05      1,945      1,945,000
  North Carolina Housing Finance Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2000A-37 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.13%(b)                                           05/09/05      1,340      1,340,000
  North Carolina Ports Authority Exempt Facilities RB
    (Wilmington Bulk LLC Project) Series 2001A AMT
    DN (Branch Banking & Trust Co. LOC) (VMIG-1)
    3.12%(b)                                           05/09/05      2,710      2,710,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.12%(b)                                           05/09/05    $ 2,100    $ 2,100,000
  Sampson County Industrial Facilities PCRB (Dubose
    Strapping, Inc. Project) Series 2003 AMT DN
    (Wachovia Bank N.A. LOC)
    3.15%(b)                                           05/09/05      2,960      2,960,000
  Wake County GO Series 2004A MB (Landesbank
    Hessen-Thuringen Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                                              04/01/06      7,000      7,081,850
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    3.10%(b)                                           05/09/05      3,500      3,500,000
  Washington County Industrial Facilities PCRB
    (Mackey's Ferry Sawmill, Inc. Project) Series
    1997 AMT DN (Wachovia Bank N.A. LOC)
    3.10%(b)                                           05/09/05      2,200      2,200,000

                                                                              ===========
                                                                               29,696,850
                                                                              -----------
North Dakota - 0.6%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT MB (National Rural Utilities LOC)
    (A-1, P-1)
    2.10%                                              06/01/05      5,600      5,600,000
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1995A AMT MB (National Rural Utilities LOC)
    (A-1)
    2.30%                                              09/01/05      2,300      2,300,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.13%(b)                                           05/09/05      2,805      2,805,000

                                                                              ===========
                                                                               10,705,000
                                                                              -----------
Ohio - 7.7%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    3.03%(b)                                           05/09/05      1,350      1,350,000
  American Municipal Power, Inc. GO (Bowling Green
    Projects) Series 2004 BAN
    2.35%                                              12/01/05      2,903      2,903,000
  American Municipal Power, Inc. GO (City of Shelby
    Project) Series 2004 BAN
    2.30%                                              11/17/05      1,625      1,625,000
  American Municipal Power, Inc. GO (Gorsuch
    Station Project) Series 2005A DN
    2.85%(b)                                           05/09/05      2,500      2,500,000
  American Municipal Power, Inc. GO (Oberlin
    Project) Series 2004 BAN
    2.45%                                              12/08/05      1,200      1,200,000
  American Municipal Power, Inc. GO (St. Mary's
    Project) Series 2004 BAN
    1.90%                                              10/06/05      1,000      1,000,000
  American Municipal Power, Inc. RB (Ohio Inc.
    Project) Series 2004 BAN
    1.90%                                              07/14/05        525        525,000
    2.00%                                              11/03/05      6,370      6,370,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              39

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Avon GO Series 2004 BAN
    1.90%                                             09/29/05    $   900    $   900,912
  Avon GO Series 2005 BAN
    2.80%                                             04/13/06      1,125      1,127,599
  Avon Lake Water System RB Series 2005 BAN
    3.00%                                             10/01/05        315        315,577
  Bedford Heights GO Series 2004-2 BAN
    1.95%                                             09/29/05        400        400,488
  Brooklyn GO Series 2004 BAN
    2.25%                                             05/09/05      1,910      1,910,618
  Butler County GO Series 2004D BAN
    2.75%                                             09/22/05      4,295      4,313,996
  Butler Hospital Facilities RB (Ucpha, Inc. Project)
    Series 2004 DN (Huntington Capital LOC) (A-1)
    3.10%(b)                                          05/09/05     11,750     11,750,000
  Cincinnati City School District GO (School Energy
    Conservation Project) Series 2004 BAN
    (SP-1+, MIG-1)
    2.50%                                             09/09/05      2,500      2,507,945
  Cleveland Airport System RB (Banque Nationale de
    Paribas Stars & Residual Certificates) Series
    2004B-81 AMT DN (FSA Insurance, Banque
    Nationale de Paribas Liquidity Facility) (VMIG-1)
    3.08%(b)                                          05/09/05      5,610      5,610,000
  Columbus City School District GO Series 2004C-29
    MB (Aaa)
    1.70%                                             09/16/05      3,175      3,175,000
  Cuyahoga County Civic Facility RB (Orion Services,
    Inc. Project) Series 2001 DN (Bank One N.A. LOC)
    3.10%(b)                                          05/09/05      1,850      1,850,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000 DN
    (Huntington National Bank LOC) (VMIG-1)
    3.19%(b)                                          05/09/05      1,025      1,025,000
  Cuyahoga County Economic Development RB
    (Cleveland Botanical Garden Project) Series 2001
    DN (Allied Irish Bank LOC) (VMIG-1)
    3.03%(b)                                          05/09/05        235        235,000
  Cuyahoga County GO (Capital Improvement Project)
    Series 2000 MB
    5.00%                                             12/01/05      1,010      1,024,120
  Delaware County Economic Development RB (The
    Columbus Zoological Park Associates, Inc.
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    3.15%(b)                                          05/09/05      2,000      2,000,000
  Erie County IDRB (Brighton Manor Co. Project)
    Series 1986 AMT DN (KeyBank N.A. LOC)
    3.14%(b)                                          05/09/05        450        450,000
  Franklin County Economic Development RB
    (Dominican Sisters Project) Series 1994 DN (Fifth
    Third Bank N.A. LOC)
    3.07%                                             05/09/05      1,060      1,060,000
  Gateway Economic Development Corp. RB
    (Cleveland Excise Tax Project) Series 2001 MB
    (FSA Insurance)
    5.12%                                             09/01/05      3,250      3,287,431
  Geauga County GO Series 2004 BAN
    1.80%                                             08/30/05      1,000      1,000,650
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    3.01%(b)                                          05/09/05      4,800      4,800,000

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Hamilton GO Series 2004 BAN
    3.00%                                             05/05/05    $ 3,300    $ 3,300,416
    1.80%                                             06/02/05      2,130      2,130,000
  Huber Heights GO (Water System Project) Series
    2005-C BAN
    2.50%                                             11/01/05      1,623      1,624,195
  Huber Heights GO (Water Systems Improvement
    Project) Series 2005 MB
    3.25%                                             11/01/05      5,665      5,683,147
  Lebanon GO Series 2004 BAN
    2.40%                                             07/07/05      1,000      1,001,715
  Licking County GO Series 2005 BAN
    2.90%                                             01/25/06      1,480      1,484,799
  Lucas County Economic Development RB (Maumee
    Valley Country Day School Project) Series 1998
    AMT DN (American National Bank & Trust Co.
    LOC)
    3.98%(b)                                          05/09/05      1,575      1,575,000
  Lucas County IDRB (Conforming Matrix Corp.
    Project) Series 1999 AMT DN (Sky Bank LOC)
    3.98%(b)                                          05/09/05      1,075      1,075,000
  Marysville GO Series 2004 BAN
    3.00%                                             06/01/05      2,139      2,140,983
  Montgomery County GO Series 2005 BAN
    3.00%                                             12/01/05      1,605      1,611,260
  Muskingum County GO Series 2004 BAN
    2.59%                                             11/22/05      1,000      1,002,140
  North Olmstead GO (Capital Improvement Project)
    Series 2005 MB
    3.03%                                             05/03/06      1,750      1,754,252
  North Royalton GO Series 2005 BAN
    2.45%                                             07/19/05        750        750,566
  Ohio Higher Education Facility RB (Ashland
    University Project) Series 2004 DN (KeyBank N.A.
    LOC) (A-1)
    3.05%(b)                                          05/09/05      2,650      2,650,000
  Ohio Higher Educational Facility Community RB
    Series 1999 DN (Fifth Third Bank N.A. LOC)
    3.05%(b)                                          05/09/05        185        185,000
  Ohio Higher Educational Facility RB (Cedarville
    University Project) Series 2004 DN (KeyBank
    Mortgage N.A. LOC)
    3.07%(b)                                          05/09/05      2,370      2,370,000
  Ohio Housing Finance Agency Mortgage RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-78 DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.13%(b)                                          05/09/05         95         95,000
  Ohio Housing Finance Agency RB (Clipper
    Tax-Exempt Certificates Trust Project) Series
    2004-08 AMT DN (Lloyds Bank SBPA) (VMIG-1)
    3.11%(b)                                          05/09/05      3,550      3,550,000
  Ohio Water Development & Solid Waste Facilities
    RB (Pel Technologies LLC Project) Series 2002
    AMT DN (KeyBank N.A. LOC) (VMIG-1)
    3.07%(b)                                          05/09/05        800        800,000
  Ohio Water Develpoment Authority RB (Fresh Water
    Project) Series 1995 MB (AMBAC Insurance)
    (VMIG-1)
    5.40%                                             06/01/05      1,000      1,003,425
  Pataskala GO Series 2005 BAN
    2.95%                                             02/23/06      1,495      1,500,956

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Rickenbacker Port Authority RB (P-Float Trust
    Receipts) Series 2004 PT-2453 AMT DN (Merrill
    Lynch Guaranty) (F-1+)
    3.12%(b)                                           05/09/05    $ 2,750    $  2,750,000
  Seneca County GO Series 2004 BAN
    2.35%                                              12/01/05        980         981,688
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    3.44%(b)                                           05/09/05      1,720       1,720,000
  Tallamadge Recreation Import GO (Seasongood &
    Mayer LLC Project) Series 2005 MB (First Merit
    Bank N.A. LOC)
    3.25%                                              03/13/06      1,950       1,961,511
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance, State Aid Withholding Guaranty,
    ABN AMRO SBPA) (VMIG-1)
    2.65%                                              05/30/05     11,995      11,995,000
  Trumbull County IDRB (Ellwood Engineered Project)
    Series 2004 AMT DN (KeyBank LOC)
    3.14%(b)                                           05/09/05      1,800       1,800,000
  Union County MB (Memorial Hospital
    Improvements) Series 2005 MB
    3.75%                                              04/11/06      4,075       4,112,464
  University Heights GO Series 2004 BAN
    1.60%                                              05/12/05      1,565       1,565,116
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    3.01%(b)                                           05/09/05      3,000       3,000,000
  Wood County Economic Development RB (Sun Seed
    Holding Co., Inc. Project) Series 2001A AMT DN
    (Sky Bank LOC)
    3.98%(b)                                           05/09/05        590         590,000
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    3.98%(b)                                           05/09/05        660         660,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky Bank
    LOC)
    3.98%(b)                                           05/09/05      3,520       3,520,000

                                                                              ============
                                                                               138,160,969
                                                                              ------------
Oklahoma - 1.7%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts,
    Multi-Family Housing Project) Series 2003
    PT-1885 AMT DN (Merrill Lynch Captial Services
    SBPA) (F-1+, AA-)
    3.12%(b)                                           05/09/05      4,650       4,650,000
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN (Bank One N.A.
    LOC)
    3.15%(b)                                           05/09/05      2,850       2,850,000
  Oklahoma Airport Trust RB (JR Lien 27th Project)
    Series 2000B AMT MB (FSA Insurance)
    5.50%                                              07/01/05      3,085       3,102,489
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    3.15%(b)                                           05/09/05      2,065       2,065,000
  Oklahoma County Finance Authority Multi Family
    Housing RB (Sail Association LLC Project) Series
    2004 AMT DN (Federal Home Loan Bank
    Guaranty) (A-1+)
    3.09%(b)                                           05/09/05      6,900       6,900,000

                                                                      PAR
                                                        MATURITY     (000)        VALUE
                                                       ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Oklahoma (continued)
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, VMIG-2)
    3.17%(b)                                           05/09/05    $ 2,500    $  2,500,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2003 MB
    (A-2, VMIG-2)
    2.42%                                              12/01/05      9,000       9,000,000

                                                                              ============
                                                                                31,067,489
                                                                              ------------
Pennsylvania - 2.6%
  Bermudian Springs School District GO (Adams
    Company Project) Series 2005 DN (FSA
    Insurance) (VMIG-1)
    3.03%(b)                                           05/09/05      4,000       4,000,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale Liquidity
    Facility) (A-1+)
    2.99%(b)                                           05/09/05        900         900,000
  North Pocono School District GO Series 2003-8 DN
    (ABN-AMRO Bank N.V. SBPA, FGIC Insurance)
    (F-1+)
    3.03%(b)                                           05/09/05      2,900       2,900,000
  Pennsylvania Economic Development Financing
    Authority RB (Sunoco, Inc. Project) Series 2004A
    AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
    3.16%(b)                                           05/09/05      3,600       3,600,000
  Pennsylvania Economic Development Financing
    Authority Waste Water Treatment RB (Sunoco,
    Inc. R&M Project) Series 2004B DN (Sunoco Inc.
    Guaranty) (A-2)
    3.19%(b)                                           05/09/05      8,500       8,500,000
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 1997A AMT DN (Dexia
    Credit Local SBPA) (A-1+, VMIG-1)
    3.05%(b)                                           05/09/05      1,500       1,500,000
  Pennsylvania Higher Educational Assistance Agency
    Student Loan RB Series 2002A AMT DN (FSA
    Insurance) (A-1+, VMIG-1)
    3.05%(b)                                           05/09/05      8,200       8,200,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Drexel University Project) Series
    2003B DN (Allied Irish Bank PLC Liquidity
    Facility) (Aaa, AA)
    2.99%(b)                                           05/09/05         40          40,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 MT-042 DN (Lloyds Bank
    LOC, Merrill Lynch Capital Services SBPA) (F-1+)
    3.05%(b)                                           05/09/05         45          45,000
  Philadelphia Authority IDRB (Inglis Housing Project)
    Series 1997 MB (Morgan Guaranty Trust LOC)
    (A-1+)
    1.97%(b)                                           05/02/05     17,400      17,399,955

                                                                              ============
                                                                                47,084,955
                                                                              ------------
South Carolina - 1.0%
  Greenwood County Exempt Facility IDRB Series
    2004 AMT DN (Fuji Photo Film Co. Guaranty)
    (A-1+)
    3.17%(b)                                           05/09/05      9,700       9,700,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              41

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
  South Carolina Jobs Economic Development
    Authority RB (Ellcon National, Inc. Project) Series
    1998B AMT DN (Wachovia Bank N.A. LOC)
    3.10%(b)                                            05/09/05    $ 1,765    $ 1,765,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    3.15%(b)                                            05/09/05      6,250      6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (Southtrust Bank
    LOC)
    3.10%(b)                                            05/09/05        700        700,000

                                                                               ===========
                                                                                18,415,000
                                                                               -----------
South Dakota - 0.9%
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-907 DN (FGIC
    Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
    3.08%(b)                                            05/09/05      6,360      6,360,000
  South Dakota Housing Development Authority
    Single Family RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004 PT-957 DN (Merrill Lynch
    & Co. Guaranty) (VMIG-1)
    3.08%(b)                                            05/09/05      9,325      9,325,000

                                                                               ===========
                                                                                15,685,000
                                                                               -----------
Tennessee - 1.0%
  Chattanooga IDRB Series 1997 DN (M&T Bank LOC)
    3.13%(b)                                            05/09/05      2,290      2,290,000
  Coffee County IDRB (Comtec Polymers Inc., Project)
    Series 1997 AMT DN (Bank of America LOC)
    3.19%(b)                                            05/09/05      1,000      1,000,000
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    3.20%(b)                                            05/09/05      3,790      3,790,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    3.10%(b)                                            05/09/05      3,100      3,100,000
  Metropolitan Government of Nashville & Davison
    County Health & Education Facilities Board RB
    (Ascension Health Credit Project) Series 2001B-1
    MB (A-1+, MIG-1)
    1.65%(b)                                            08/03/05      4,000      4,000,000
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    3.20%(b)                                            05/09/05      3,270      3,270,000

                                                                               ===========
                                                                                17,450,000
                                                                               -----------
Texas - 11.9%
  Austin Airport Systems RB Series 2000J AMT DN
    (MBIA Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.13%(b)                                            05/09/05      3,000      3,000,000
  Austin Housing Financial Corp. (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2578 AMT
    DN (Merrill Lynch & Co Guaranty Services)
    3.12%(b)                                            05/09/05     14,800     14,800,000
  Brazos Industrial Development Corp.
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT MB (A-2, VMIG-2)
    1.80%                                               08/01/05      5,500      5,500,000
  Brazos River Harbor MB (Dow Chemical Guaranty)
    (P-2)
    2.42%                                               05/17/05      3,500      3,500,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Dallas Fort Worth International Airport RB (Merrill
    Lynch P-Float Trust Receipts) Series 2004
    PT-2156 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.08%(b)                                            05/09/05    $ 2,630    $ 2,630,000
  Dallas Fort Worth International Airport RB Series
    2003A-34 AMT DN (FSA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.13%(b)                                            05/09/05      5,000      5,000,000
  Gulf Coast Waste Disposal Authority Environmental
    Facilities RB (Air Products Project) Series 2004
    AMT DN (A-1)
    3.08%(b)                                            05/09/05      3,550      3,550,000
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (A-2, VMIG-2)
    3.29%(b)                                            05/04/05     21,000     21,000,000
  Gulf Coast Waste Disposal Authority RB (Air
    Products Project) Series 1999 AMT DN
    (A-1, VMIG-1)
    3.08%(b)                                            05/09/05     10,000     10,000,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2101 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.12%(b)                                            05/09/05      4,985      4,985,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2597 AMT
    DN (Merrill Lynch & Co. Guaranty)
    3.12%(b)                                            05/09/05     10,455     10,455,000
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    3.18%(b)                                            05/09/05        779        779,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.12%(b)                                            05/09/05      3,365      3,365,000
  Port Arthur Navigation District Industrial
    Development Corp. Exempt Facilities RB (Air
    Products & Chemical Project) Series 2000 AMT
    DN (A-1, VMIG-1)
    3.08%(b)                                            05/09/05     10,000     10,000,000
  San Antonio Airport System RB Series 2004-107 DN
    (FGIC Insurance, Banque Nationale de Paribas
    SBPA)
    3.08%(b)                                            05/09/05      4,325      4,325,000
  San Antonio Electric & Gas Systems RB (Jr. Lien
    Project) Series 2004 MB (Banque Nationale de
    Paribas SBPA) (A-1+, MIG-1)
    2.20%                                               12/01/05     11,000     11,000,000
  San Marcos IDRB (TB Woods Inc. Project) Series
    1999 AMT DN (M&T Bank LOC)
    3.13%(b)                                            05/09/05      3,000      3,000,000
  San Marcos Independent School District GO Series
    2004C-23 MB (PSF Guaranty, Wachovia Bank N.A.
    SBPA) (MIG-1)
    1.70%                                               09/16/05      1,000      1,000,000
  South Plains Housing Corp. Single Family RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-11 AMT DN (Government National
    Mortgage Association Guaranty, Wachovia Bank
    SBPA)
    3.13%(b)                                            05/09/05      2,110      2,110,000
  Tarrant County Housing Finance Corp. RB Series
    2004 PT-2044 DN (Merrill Lynch & Co. Guaranty)
    3.12%(b)                                            05/09/05      2,425      2,425,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas Department of Housing & Community RB
    Series 2005 PT-2598 AMT DN (Merrill Lynch &
    Co. Guaranty)
    3.12%(b)                                            05/09/05    $13,825    $ 13,825,000
  Texas State Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1278 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.12%(b)                                            05/09/05      9,065       9,065,000
  Texas State Department of Housing & Community
    Affairs Multi-Family RB Series 2001 PT-1347 AMT
    DN (Merrill Lynch & Co. Guaranty) (A-1+)
    3.12%(b)                                            05/09/05     10,615      10,615,000
  Texas State Department of Housing & Community
    Affairs Multi-Family RB Series 2003 PT-1868 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.12%(b)                                            05/09/05      3,970       3,970,000
  Texas State Department of Housing & Community
    Affairs Multi-Family RB Series 2005 PT-2576 AMT
    DN (Merrill Lynch & Co. Guaranty)
    3.12%(b)                                            05/09/05     13,635      13,635,000
  Texas State Department of Housing & Community
    Affairs Single Family RB Series 2004F AMT MB
    (CDC Insurance) (A-1+, Aa1)
    1.95%                                               08/03/05     15,000      15,000,000
  Texas Turnpike Authority Central Texas Turnpike
    System RB Series 2004 PZ-39 DN (AMBAC
    Financial Group, Merrill Lynch & Co. Guaranty)
    (F-1+)
    3.11%(b)                                            05/09/05      4,940       4,940,000
  Travis County Housing Financial Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PT-2577 (Merrill Lynch & Co. Guaranty)
    3.12%(b)                                            05/09/05     13,190      13,190,000
  Victory Street Public Facilities Corp. Multi-Family
    RB Series 2003 PT-2059 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    3.12%(b)                                            05/09/05      7,300       7,300,000

                                                                               ============
                                                                                213,964,000
                                                                               ------------
Utah - 0.4%
  Salt Lake County Solid Waste Disposal RB
    (Kennecott Copper Project) Series 1995A AMT DN
    (Rio Tinto Corp. Guaranty) (A-1+, VMIG-1)
    3.02%(b)                                            05/09/05        700         699,999
  Utah GO Series 2002A BAN
    5.00%                                               07/01/05        525         527,966
  Utah Housing Corp. Single Family Mortgage RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-89 (Wachovia Bank N.A. LOC)
    3.13%(b)                                            05/09/05      4,435       4,435,000
  Utah Municipal Power Agency Electric System RB
    Series 2003A MB (AMBAC Insurance)
    4.00%                                               07/01/05      1,190       1,193,715

                                                                               ============
                                                                                  6,856,680
                                                                               ------------
Vermont - 0.1%
  Vermont IDRB (Alpine Pipeline Co. Project) Series
    1999 AMT DN (KeyBank N.A. LOC)
    3.14%(b)                                            05/09/05      1,225       1,225,000
                                                                               ------------
Virginia - 2.5%
  Alexandria IDRB (Goodwin House Project) Series
    2005 DN (Wachovia Bank LOC)
    3.03%(b)                                            05/09/05     10,000      10,000,000

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (Amsouth Bank of Alabama
    LOC) (A-1)
    3.15%(b)                                            05/09/05    $ 2,600    $  2,600,000
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    3.15%(b)                                            05/09/05      4,430       4,430,000
  Chesapeake Bay Bridge & Tunnel Commission
    District RB (General Resolution Project) Series
    1995 MB
    5.80%                                               07/01/05        285         292,765
  Norfolk Redevelopment & Housing Authority Multi
    Family Housing RB (Residential Rental Project)
    Series 2003 AMT DN (SunTrust Bank LOC)
    3.15%(b)                                            05/09/05      2,025       2,025,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    3.15%(b)                                            05/09/05      1,400       1,400,000
  Virginia Beach Development Authority Multi-Family
    Housing RB (Residential Rental Housing Project)
    Series 2002 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.15%(b)                                            05/09/05      1,750       1,750,000
  Virginia Beach RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2505 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    3.12%(b)                                            05/09/05      3,745       3,745,000
  Virginia Housing Development Authority RB Series
    2005 AMT MB (AAA, Aaa)
    2.50%                                               06/02/05     17,300      17,300,000
  Virginia Public Building Authority RB Series 1995
    MB (AA+, Aa1)
    5.10%                                               08/01/05      2,000       2,034,349
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series 1989
    AMT DN (Branch Banking & Trust Co. LOC)
    3.25%(b)                                            05/09/05        111         111,000

                                                                               ============
                                                                                 45,688,114
                                                                               ------------
Washington - 3.0%
  Chelan County Public Utility District RB (First Union
    Merlots Trust Receipts) Series 2001B AMT DN
    (MBIA Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    3.13%(b)                                            05/09/05      4,995       4,995,000
  Pilchuck Public Development Corp. RB (Holden-
    McDaniels Partners Project) Series 1996 AMT DN
    (KeyBank N.A. LOC)
    3.14%(b)                                            05/09/05      1,650       1,650,000
  Port of Seattle RB (Wachovia Merlot Trust Receipts)
    Series 2002B-04 AMT DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    3.13%(b)                                            05/09/05     13,500      13,500,000
  Port of Seattle RB Series 2003 PT-720 AMT DN
    (FGIC Insurance, Banque Nationale de Paribas
    SBPA) (A-1+)
    3.09%(b)                                            05/09/05      2,500       2,500,000
  Port Seattle RB Series 2004 PT-051 AMT DN (FGIC
    Insurance, Banque Nationale de Paribas SBPA)
    (F-1+)
    3.07%(b)                                            05/09/05      2,140       2,140,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              43

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                        MATURITY    (000)       VALUE
                                                       ---------- --------- -------------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Seattle Housing Authority RB (Newholly Phase 111
    Project) Series 2002 AMT DN (KeyBank N.A. LOC)
    (VMIG-1)
    3.07%(b)                                           05/09/05    $ 2,355   $ 2,355,000
  Seattle Housing Authority RB (Rainier Vista Project
    Phase I) Series 2003 AMT DN (KeyBank N.A. LOC)
    (A-1)
    3.04%(b)                                           05/09/05     11,250    11,250,000
  Washington Housing Financing Committee
    Non-Profit Housing RB Series 2003 PT-838 AMT
    DN (AIG Insurance, Merrill Lynch & Co. SBPA)
    (VMIG-1)
    3.08%(b)                                           05/09/05      2,510     2,510,000
  Washington Housing Financing Committee
    Non-Profit Housing RB Series 2003 PT-892 AMT
    DN (AIG Insurance, Merrill Lynch & Co. SBPA)
    3.08%(b)                                           05/09/05      8,600     8,600,000
  Yakima County Public Corp. RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    3.10%(b)                                           05/09/05        695       695,000
  Yakima County RB (Oord Dairy Project) Series 2004
    AMT DN (Key Bank N.A. LOC)
    3.14%(b)                                           05/09/05      4,415     4,415,000

                                                                             ===========
                                                                              54,610,000
                                                                             -----------
West Virginia - 0.1%
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.19%(b)                                           05/09/05      1,495     1,495,000
                                                                             -----------
Wisconsin - 0.8%
  Germantown IDRB (Cambridge Major Labs Project)
    Series 2003 AMT DN (Bank One N.A. LOC)
    3.19%(b)                                           05/09/05      6,000     6,000,000
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    3.06%(b)                                           05/09/05      4,000     4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    3.15%(b)                                           05/09/05        780       780,000
  Oshkosh IDRB (Oskosh Coil Spring Project) Series
    2000A AMT DN (Bank One Wisconsin LOC)
    3.15%(b)                                           05/09/05      2,100     2,100,000
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    3.19%(b)                                           05/09/05      2,100     2,100,000

                                                                             ===========
                                                                              14,980,000
                                                                             -----------
Wyoming - 1.2%
  Cheyenne IDRB (Grobet File Co., Inc. Project) Series
    2001 AMT DN (National City Bank N.A. LOC)
    3.13%(b)                                           05/09/05      2,500     2,500,000
  Green River RB (Rhone-Poulenc LP Project) Series
    1994 AMT DN (Fleet National Bank LOC) (VMIG-1)
    3.25%(b)                                           05/09/05     11,400    11,400,000
  Lincoln County PCRB (Amoco Project) Series 1983
    MB (Exxon Mobil Guaranty)
    2.20%                                              10/01/05      7,600     7,585,830

                                                                             ===========
                                                                              21,485,830
                                                                             -----------

                                              VALUE
                                        -----------------
TOTAL INVESTMENTS IN SECURITIES -
99.9%
  (Cost $1,795,461,215(a))                 $1,795,461,215
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                            2,500,047
                                           --------------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 1,715,296,759
  Institutional Shares, 83,084,672
  Dollar Shares, 2,152 Bear
  Stearns Premier Select Shares
  and 2,147 Bear Stearns Premier
  Shares outstanding)                      $1,797,961,262
                                           ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($1,714,652,947/1,715,296,759)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
        ($83,070,799/83,084,672)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
                  ($2,152/2,152)            $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
                  ($2,147/2,147)            $  1.00
                                            =======

-------------------

 (a) Cost for Federal income tax purposes is $1,795,499,342.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
      30, 2005, the Fund held 6.0% of its net assets, with a current market value of $108,615,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                             CALIFORNIA MONEY FUND

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 99.5%
California - 91.2%
  ABAG Finance Authority Non-Profit Corp. RB (Lease
    Revenue Pass-Through Obligation) Series 2003A
    DN (Societe Generale LOC) (A-1+)
    3.08%(b)                                            05/09/05    $ 1,845    $ 1,845,000
  Alameda-Contra Costa District GO Series 2004
    TRAN (A-1+, MIG-1)
    3.00%                                               07/07/05      4,000      4,010,264
  Alameda-Contra Costa Schools Finance Authority
    COP (Capital Improvements Financing Project)
    Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
    3.12%(b)                                            05/09/05        800        800,000
  Butte County Board of Education GO Series 2004
    TRAN (SP-1+)
    2.75%                                               09/29/05     14,100     14,169,473
  California Communities Housing & Finance Agency
    RB (Lease Revenue Pass-Through Obligation
    Project) Series 2001A DN (Societe Generale LOC)
    (A-1+)
    3.08%(b)                                            05/09/05      4,000      4,000,000
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.00%(b)                                            05/09/05      3,350      3,350,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan Guaranty
    Trust LOC) (A-1+, VMIG-1)
    3.04%(b)                                            05/09/05      8,900      8,900,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    3.01%(b)                                            05/09/05      4,850      4,850,000
  California Economic Recovery GO Series 2004-930
    DN (MBIA Insurance, Morgan Stanley Liquidity
    Facility) (A-1)
    3.01%(b)                                            05/09/05      6,000      6,000,000
  California Economic Recovery RB Series 2004-931
    DN (Morgan Stanley Liquidity Facility) (A-1, AA-)
    3.01%(b)                                            05/09/05      2,000      2,000,000
  California Economic Recovery RB Series 2004C-19
    DN (XLCA Insured, DEPFA Bank SBPA)
    (A-1+, VMIG-1, F-1+)
    2.89%(b)                                            05/09/05      7,800      7,800,000
  California Economic Recovery RB Series 2004C3 DN
    (Landesbank Hessen Thuringen Girozentrale
    LOC) (A-1+, VMIG-1)
    3.00%(b)                                            05/02/05        500        500,000
  California Economic Recovery RB Series 2004C-5
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    2.95%(b)                                            05/02/05      7,020      7,020,000
  California Economic Recovery RB Series 2004C-6
    DN (Citibank LOC) (A-1+, VMIG-1)
    3.02%(b)                                            05/02/05      9,750      9,750,000
  California Economic Recovery RB Series 2004C-7
    DN (BNP Paribas LOC) (A-1+, VMIG-1, F-1+)
    3.02%(b)                                            05/02/05     14,870     14,870,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A DN
    (M&T Bank Corp. SBPA) (VMIG-1)
    3.08%(b)                                            05/09/05      3,645      3,645,000
  California Educational Facilities Authority RB
    (Pomona College Project) Series 2005B DN
    (A-1+, VMIG-1)
    2.99%(b)                                            05/09/05      2,000      2,000,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Educational Facilities Authority RB (Santa
    Clara University Project) Series 2002B DN (MBIA
    Insurance, M&T Bank Corp. SBPA) (VMIG-1)
    3.00%(b)                                            05/09/05    $ 2,000    $ 2,000,000
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC Insurance,
    ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
    3.02%(b)                                            05/09/05      6,000      6,000,000
  California GO (Kindergarten University Project)
    Series 2004A-4 DN (Calston LOC) (A-1+, VMIG-1)
    2.93%(b)                                            05/02/05      5,000      5,000,000
  California GO (Kindergarten-University Project)
    Series 2004A-5 DN (Citibank LOC)
    (A-1+, VMIG-1, F-1+)
    3.02%(b)                                            05/02/05      4,900      4,900,000
  California GO (Wachovia Merlots Trust Receipts)
    Series 2002A-47 DN (MBIA Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.05%(b)                                            05/09/05      6,460      6,460,000
  California GO BAN (A-1, P-1)
    1.98%(b)                                            05/02/05     15,300     15,299,652
  California GO Series 1997 SG-91 DN (FGIC
    Insurance, Societe Generale LOC) (A-1+)
    3.01%(b)                                            05/09/05     10,120     10,120,000
  California GO Series 2003C-1 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1, VMIG-1)
    3.00%(b)                                            05/09/05      3,000      3,000,000
  California GO Series 2004A RAN (SP-1, MIG-1)
    3.00%                                               06/30/05     10,000     10,020,539
  California GO Series 2005 ROC-RR-II-R-2185 DN
    (AMBAC Insurance, Citigroup Global Marketing
    Liquidity Facility) (VMIG-1)
    3.02%(b)                                            05/09/05      3,070      3,070,000
  California Health Facilities Financing Authority RB
    (Catholic Healthcare West Project) Series 1988B
    DN (MBIA Insurance, Morgan Guaranty Trust
    SBPA) (A-1+, VMIG-1)
    3.03%(b)                                            05/09/05      2,000      2,000,000
  California Health Facilities Financing Authority RB
    Series 1999 PA-587 DN (Merrill Lynch Capital
    Services Guaranty) (A-1+)
    3.05%(b)                                            05/09/05     11,000     11,000,000
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    3.04%(b)                                            05/09/05      8,700      8,700,000
  California Infrastructure & Economic Development
    Bank RB (Academy of Motion Pictures Arts &
    Science Project) Series 2002 DN (AMBAC
    Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    3.00%(b)                                            05/09/05      2,500      2,500,000
  California Infrastructure & Economic Development
    Bank RB (Asian Art Museum Foundation Project)
    Series 2003 DN (MBIA Insurance, J.P. Morgan
    Chase Bank SBPA) (A-1+)
    3.04%(b)                                            05/02/05     14,800     14,800,000
  California Infrastructure & Economic Development
    Bank RB (Colburn School Project) Series 2005A
    DN (Bank of America LOC) (VMIG-1)
    2.98%(b)                                            05/09/05     15,000     15,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Infrastructure & Economic Development
    Bank RB (J. Paul Getty Trust Project) Series
    2003B MB (J. Paul Getty Trust Guaranty)
    (A-1+, MIG-1)
    2.25%                                              02/02/06    $ 5,000    $ 5,000,000
  California RB (Municipal Securities Trust Receipts)
    Series 1997 SGA-58 DN (FGIC Insurance, Societe
    Generale SBPA) (SP-1+, VMIG-1)
    3.00%(b)                                           05/09/05      5,000      5,000,000
  California Statewide Communities Development
    Authority RB (Plan Nine Partners Project) Series
    2005A DN (Union Bank of California LOC) (A-1)
    3.03%(b)                                           05/09/05      6,415      6,415,000
  California Statewide Financing Authority for
    Tobacco Settlement RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PA-1287 DN (Merrill
    Lynch & Co. Guaranty, Merrill Lynch Capital
    Services SBPA) (F-1+)
    3.08%(b)                                           05/09/05      2,500      2,500,000
  Clovis County Unified School District GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005-PZ-42
    DN (FGIC Insured, Merrill Lynch Capital Services
    SBPA) (AAA, F-1+)
    3.11%(b)                                           05/09/05      1,330      1,330,000
  East Bay Utilities District Wastewater Systems RB
    Series 2003B DN (Credit Locale de France LOC)
    (A-1+, VMIG-1, AAA)
    2.94%(b)                                           05/09/05     12,000     12,000,000
  Fontana Public Financing Authority for Tax
    Allocation RB (Putters Project) Series 2005-707
    DN (AMBAC Insurance, J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    3.02%(b)                                           05/09/05      2,000      2,000,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.05%(b)                                           05/09/05      8,175      8,175,000
  Fresno County GO Series 2004-5 TRAN (SP-1+)
    3.00%                                              06/30/05      5,000      5,011,489
  Glendale Hospital RB Series 2002-590 DN (Morgan
    Stanley Group LOC) (A-1+)
    3.04%(b)                                           05/09/05      8,100      8,100,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1236 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    3.08%(b)                                           05/09/05      2,200      2,200,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1237 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Capital Services SBPA) (F-1+)
    3.08%(b)                                           05/09/05      2,740      2,740,000
  Golden State Tobacco Securitization Corp. RB
    (Putters Project) Series 2005-726 DN (FGIC
    Insurance, J.P. Morgan Chase Bank Liquidity
    Facility) (VMIG-1)
    3.02%(b)                                           05/09/05      4,200      4,200,000
  Golden State Tobacco Settlement Securitization
    Corp. RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-2338 DN (Merrill Lynch Capital
    Services SBPA) (F1+)
    3.08%(b)                                           05/09/05      1,745      1,745,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Credit Support)
    (AAA)
    3.04%(b)                                           05/09/05      4,995      4,995,000

                                                                      PAR
                                                        MATURITY     (000)       VALUE
                                                       ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
California (continued)
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    3.04%(b)                                           05/09/05    $ 3,540    $ 3,540,000
  Hemet Multi-Family Housing RB (Sunwest
    Retirement Project) Series 1999A DN (Federal
    Home Loan Mortgage Corp. Guaranty) (A-1+)
    3.00%(b)                                           05/09/05      7,650      7,650,000
  Irvine Improvement Board Act of 1915 (Assessment
    District No. 87-8) Special Assessment Limited
    Obligation Series 1999 DN (Kredietbank LOC)
    (A-1, VMIG-1)
    3.01%(b)                                           05/02/05      5,846      5,846,000
  Irvine Improvement Board Act of 1915 (Assessment
    District No. 89-10) Special Assessment Limited
    Obligation Series 1990 DN (Bayerische
    Landesbank Girozentrale LOC) (VMIG-1, F-1)
    3.06%(b)                                           05/02/05      7,000      7,000,000
  Las Virgenes Unified School District COP Series
    2003 DN (Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    3.00%(b)                                           05/09/05      6,900      6,900,000
  Long Beach Aquarium of the Pacific RB Series
    1995A MB (MBIA Insurance) (AAA, Aaa)
    6.12%                                              07/01/05      1,000      1,027,754
  Los Angeles County Housing Authority Multi-Family
    Housing RB (Lincoln Malibu Meadows Project)
    Series 1998B DN (Federal National Mortgage
    Association Guaranty) (A-1+)
    3.00%(b)                                           05/09/05      4,350      4,350,000
  Los Angeles County Public Works Finance Authority
    Lease RB Series 2000J DN (AMBAC Insurance,
    Wachovia Bank N.A. LOC) (VMIG-1)
    3.05%(b)                                           05/09/05      5,000      5,000,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-2 DN (Bayerische
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    3.00%(b)                                           05/09/05     22,400     22,400,000
  Los Angeles County Water & Power RB (Power
    System Project) Series 2002A-8 DN (Multiple
    LOCs) (A-1+, VMIG-1)
    2.99%(b)                                           05/09/05      5,100      5,100,000
  Los Angeles Unified School District GO (ABN-AMRO
    Munitops Trust Certificates) Series 1999C DN
    (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
    (VMIG-1)
    3.02%(b)                                           05/09/05      4,600      4,600,000
  Los Angeles Unified School District GO Series
    1997E DN (MBIA Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    3.05%(b)                                           05/09/05      4,980      4,980,000
  Los Angeles Wastewater Systems RB Series 2002A
    DN (FGIC Insurance, Bank of America N.A.
    Liquidity Facility) (A-1+)
    3.02%(b)                                           05/09/05      5,000      5,000,000
  Los Angeles Wastewater Systems Subordinate RB
    Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
    2.15%(b)                                           12/15/05      6,000      6,000,000
  Los Angeles Water & Power RB (Power Systems
    Project) MB (Dexia Credit Local LOC) (A-1+, P-1)
    2.02%                                              05/06/05      8,000      8,000,000
  Los Angeles Water & Power RB (Power Systems
    Project) Series 2002A-5 DN (Multiple LOCs)
    (A-1+, VMIG-1)
    2.97%(b)                                           05/09/05      3,700      3,700,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004C DN (Credit Locale
    de France LOC) (A-1+, VMIG-1)
    2.95%(b)                                            05/09/05    $ 2,085    $  2,085,000
  Newport Beach Hospital RB (Hoag Memorial
    Presbyterian Hospital Project) Series 1999A DN
    (A-1+, VMIG-1)
    2.95%(b)                                            05/09/05      5,400       5,400,000
  Oakland Unified School District of Alameda County
    GO (Bear Stearns Trust Certificates) Series
    2002A-9035 DN (FGIC Insurance, Bear Stearns
    Capital Markets Liquidity Facility) (A-1)
    3.00%(b)(c)                                         05/09/05     11,095      11,095,000
  Pacific Housing & Finance Agency RB (Lease
    Revenue Pass-Through Obligation) Series 2001A
    DN (Societe Generale LOC) (A-1+)
    3.08%(b)                                            05/09/05      3,800       3,800,000
  Perris Unified High School District COP (School
    Funding Project) Series 2004 DN (FSA Insurance,
    Dexia Credit Locale SBPA) (A-1+, VMIG-1)
    3.00%(b)                                            05/09/05      7,600       7,600,000
  Riverside County Certificates of Participation
    (Riverside County Public Facilities Project) Series
    1985B DN (State Street LOC) (A-1+, VMIG-1)
    2.95%(b)                                            05/09/05      6,250       6,250,000
  Sacramento City Unified School District Series 2004
    TRAN (MIG-1)
    3.50%                                               11/30/05      3,250       3,276,930
  Sacramento Municipal Utilities District RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2003-17 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.02%(b)                                            05/09/05     11,835      11,835,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    3.02%(b)                                            05/09/05      3,975       3,975,000
  Sacramento Unified School District GO (ABN-AMRO
    Munitops Trust Certificates) Series 2002-9 MB
    (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
    (MIG-1, F-1+)
    2.28%                                               05/25/05     12,485      12,485,000
  San Bernardino County Multi-Family Housing RB
    (WLP Parkview Place Project) Series 2004A DN
    (Federal National Mortgage Association
    Guaranty) (A-1+, AAA)
    3.00%(b)                                            05/09/05      4,720       4,720,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    3.04%(b)                                            05/09/05     15,000      15,000,000
  San Francisco City & County Public Utilities RB
    (Commission for Clean Water Project) Series
    2003A DN (MBIA Insurance, Wachovia Bank N.A.
    LOC) (VMIG-1)
    3.05%(b)                                            05/09/05      3,190       3,190,000
  San Jose Multi-Family Housing RB (Timberwood
    Apartments Project) Series 1995A DN (Wells
    Fargo Bank LOC) (VMIG-1)
    3.07%(b)                                            05/09/05      2,390       2,390,000
  Santa Barbara County GO Series 2004A TRAN
    (SP-1+)
    3.00%                                               07/26/05      4,850       4,866,764

                                                                       PAR
                                                         MATURITY     (000)        VALUE
                                                        ---------- ---------- --------------
MUNICIPAL BONDS (Continued)
California (continued)
  Southern California Public Power Authority RB (San
    Juan Power Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
    3.05%(b)                                            05/09/05    $ 4,190    $  4,190,000
  Tahoe Forest Hospital District RB (Health Facility
    Project) Series 2002 DN (U.S. Bank N.A. LOC)
    (VMIG-1)
    3.03%(b)                                            05/02/05      5,800       5,800,000
  Tobacco Settlement Financing Corporation RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PA-1288 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.09%(b)                                            05/09/05      2,000       2,000,000
  Val Verde Unified School District COP (Land Bank
    Progarm) Series 2004A DN (Bank of America
    LOC) (VMIG-1)
    2.98%(b)                                            05/09/05      2,600       2,600,000
  Vallecitos Water District of California Water
    Revenue COP (Twin Oaks Reservoir Project)
    Series 1998 DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    3.00%(b)                                            05/09/05      3,000       3,000,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, Banque
    Nationale de Paribas Liquidity Facility) (VMIG-1)
    3.01%(b)                                            05/09/05      6,870       6,870,000
  Yuba Community College District Series 2004 TRAN
    (SP-1)
    3.00%                                               09/09/05      3,000       3,015,257

                                                                               ============
                                                                                513,329,122
                                                                               ------------
Multi-State - 2.1%
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-2 DN (Merrill Lynch Capital
    Services SBPA) (F-1+)
    3.14%(b)                                            05/09/05      2,660       2,660,001
  Puttable Floating Options for Tax-Exempt Receipts
    RB Series 2005A DN (Multiple LOCs, Merrill
    Lynch & Co. Inc. SBPA)
    3.09%(b)                                            05/09/05      5,500       5,500,000
  Puttable Floating Options for Tax-Exempt Receipts
    RB Series 2005-PZP-03 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA)
    3.09%(b)                                            05/09/05      3,930       3,930,000

                                                                               ============
                                                                                 12,090,001
                                                                               ------------
Puerto Rico - 6.2%
  Commonwealth of Puerto Rico Electric Power
    Authority RB (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA Insurance, Bank of New
    York SBPA) (A-1+)
    3.00%(b)                                            05/09/05      2,995       2,995,000
  Commonwealth of Puerto Rico GO (Tender Option
    Certificates) Series 2001 DN (FSA Insurance,
    Bank of New York Liquidity Facility) (A-1+)
    3.00%(b)                                            05/09/05      7,445       7,445,000
  Commonwealth of Puerto Rico Public Improvement
    GO Series 2002A ROCS-II-R-185 DN (FGIC
    Insurance, Salomon Smith Barney Liquidity
    Facility) (VMIG-1)
    3.00%(b)                                            05/09/05      3,705       3,705,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                       CALIFORNIA MONEY FUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                                                                PAR
                                                   MATURITY    (000)       VALUE
                                                  ---------- --------- -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
  Commonwealth of Puerto Rico RB Series 2004
    TRAN (SP-1+, MIG-1)
    3.00%                                         07/29/05    $ 2,920   $ 2,929,517
  Puerto Rico Electric Power Authority RB Series
    1997 DN (Societe Generale LOC) (A-1+)
    2.98%(b)                                      05/09/05      1,300     1,300,000
  Puerto Rico Public Financing Corp. RB Series
    2001-520 MB (MBIA Insurance, Morgan Stanley
    Dean Witter Liquidity Facility) (VMIG-1)
    1.62%                                         08/10/05      6,345     6,345,000
  Puerto Rico Public Financing Corp. RB Series
    2004-911 DN (CIFG-TCRS Credit Support, Morgan
    Stanley Group Liquidity Facility) (AAA, F-1+)
    3.01%(b)                                      05/09/05     10,247    10,247,000

                                                                        ===========
                                                                         34,966,517
                                                                        -----------

TOTAL INVESTMENTS IN SECURITIES -
99.5%
  (Cost $560,385,640(a))                    560,385,640
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                          2,606,486
                                            -----------
NET ASSETS -  100.0%
  (Equivalent to $1.00 per share
  based on 411,226,204
  Institutional Shares, 12,899,384
  Dollar Shares, 210,128 Cash
  Management Shares, 2,299,053
  Administration Shares,
  33,685,337 Bear Stearns Shares,
  2,154 Bear Stearns Premier
  Select Shares, 95,421,209 Bear
  Stearns Private Client Shares
  and 7,388,433 Bear Stearns
  Premier Shares outstanding)              $562,992,126
                                           ============

                                             VALUE
                                          -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($411,100,802/411,226,204)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
    ($12,894,209/12,899,384)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
          ($210,114/210,128)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
      ($2,298,634/2,299,053)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
    ($33,683,708/33,685,337)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
              ($2,152/2,154)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
    ($95,414,066/95,421,209)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
      ($7,388,436/7,388,433)                $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
      30, 2005, the Fund held 2.0% of its net assets, with a current market value of $11,095,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              NEW YORK MONEY FUND

APRIL 30, 2005 (UNAUDITED)

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS - 99.5%
New York - 94.6%
  Beacon GO Series 2004 BAN
    3.25%                                               12/23/05     $3,722    $3,747,219
  Bethlehem Central School District GO Series 2004
    BAN
    3.00%                                               09/23/05      3,000     3,015,787
  Chester GO Series 2004 BAN
    3.00%                                               08/03/05      1,500     1,505,512
  City of New York GO (Citibank Trust Receipts) Series
    2003R ROC-II-251A DN (Citibank Liquidity
    Facility) (VMIG-1)
    3.06%(b)                                            05/09/05      5,000     5,000,000
  City of New York GO (Merrill Lynch P-Float Trust
    Receipts) Series 1997 DN (AMBAC Insurance,
    Societe Generale Liquidity Facility) (A-1+)
    3.02%(b)                                            05/09/05      1,760     1,760,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility) (VMIG-1)
    3.01%(b)                                            05/09/05      2,144     2,143,750
  City of New York GO (Wachovia Merlots Trust
    Receipts) Series 2004C-09 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.06%(b)                                            05/09/05      2,995     2,995,000
  City of New York GO Series 1993A-4 DN
    (Landesbank Baden-Wurttemberg LOC)
    (A-1, VMIG-1, AAA)
    3.05%(b)                                            05/02/05        200       200,000
  City of New York GO Series 1994H-2 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.05%(b)                                            05/02/05        600       600,000
  City of New York GO Series 1994H-4 DN
    (Kredietbank N.V. LOC) (A-1, VMIG-1)
    2.98%(b)                                            05/09/05      1,100     1,100,000
  City of New York GO Series 2002C-3 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    2.91%(b)                                            05/09/05      1,400     1,400,000
  City of New York GO Series 2003A-2 DN (Bank of
    America N.A. LOC) (A-1, VMIG-1)
    3.00%(b)                                            05/09/05      2,500     2,500,000
  City of New York GO Series 2003A-5 DN (HSBC
    Bank LOC) (A-1)
    2.97%(b)                                            05/09/05      1,000     1,000,000
  City of New York GO Series 2004B MB (Aaa)
    6.38%                                               08/15/05      5,900     6,033,683
  City of New York GO Series 2004H-8 DN
    (WestDeutsche Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    2.94%(b)                                            05/09/05      6,210     6,210,000
  City of New York Housing Development Corp. Multi
    Family Rental Housing RB (Columbus
    Apartments Project) Series 1995A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    3.00%(b)                                            05/09/05      1,600     1,600,000
  City of New York Housing Development Corp. Multi
    Family Rental Housing RB (Parkgate
    Development Project) Series 1998A DN (Federal
    National Mortgage Association Guaranty) (A-1+)
    2.94%(b)                                            05/09/05      2,000     2,000,000
  City of New York Housing Development Corp. Multi
    Family Rental Housing RB (Related Monterey
    Project) Series 1997A DN (Federal National
    Mortgage Association Guaranty) (A-1+)
    3.00%(b)                                            05/09/05        100       100,000

                                                                       PAR
                                                         MATURITY     (000)       VALUE
                                                        ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.03%(b)                                            05/09/05     $2,000    $2,000,000
  City of New York IDA Civic Facilities RB (French
    Institute Alliance Project) Series 2005 DN (M&T
    Bank LOC) (VMIG-1)
    3.05%(b)                                            05/09/05      2,525     2,525,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish Bank
    LOC) (VMIG-1)
    3.00%(b)                                            05/09/05      1,600     1,600,000
  City of New York IDA Civic Facilities RB (The Birch
    Wathen Lenox School Project) Series 2004 DN
    (Allied Irish Bank LOC) (VMIG-1)
    3.00%(b)                                            05/09/05      2,625     2,625,000
  City of New York Municipal Water Finance Authority
    RB (Citigroup Trust Receipts, Water & Sewer
    Systems Project) Series 2004R-4061 ROC-II DN
    (Citigroup Global Market Holdings, Inc. SBPA)
    (VMIG-1)
    3.02%(b)                                            05/09/05      2,990     2,990,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer System Project) Series 1994G
    DN (FGIC Insurance) (A-1+, VMIG-1)
    3.02%(b)                                            05/02/05        100       100,000
  City of New York Municipal Water Finance Authority
    RB (Water & Sewer Systems Project) Series
    2002C-1 DN (State Street Bank & Trust Co. LOC)
    (A-1+, VMIG-1)
    3.05%(b)                                            05/02/05      2,900     2,900,000
  City of New York Municipal Water Finance Authority
    Water & Sewer System RB Series 2000C DN
    (Dexia Credit SBPA) (A-1+, VMIG-1)
    2.96%(b)                                            05/02/05      4,200     4,200,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Reciepts)
    Series 1994C DN (AMBAC Insurance, Citibank
    Liquidity Facility) (VMIG-1)
    3.02%(b)                                            05/09/05      8,000     8,000,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility) (A-1+)
    3.02%(b)                                            05/09/05      9,900     9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility) (A-1+)
    3.02%(b)                                            05/09/05      3,300     3,300,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds) Series
    1998A-1 DN (Morgan Guaranty Trust LOC)
    (A-1+, VMIG-1)
    3.04%(b)                                            05/09/05      1,400     1,400,000
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds) Series
    1998A-2 DN (Morgan Guaranty Trust LOC)
    (A-1+, VMIG-1)
    2.98%(b)                                            05/09/05        300       300,000
  City of New York Transitional Finance Authority RB
    Series 2002-2E DN (New York State Common
    Retirement Fund SBPA) (A-1+, VMIG-1)
    2.94%(b)                                            05/09/05      2,800     2,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  City of New York Trust for Cultural Resources RB
    (Manhattan School of Music Project) Series 2000
    DN (First Union National Bank SBPA) (A-1)
    2.95%(b)                                          05/09/05    $ 1,900    $ 1,900,000
  City of New York Trust for Cultural Resources RB
    (The Museum of Broadcasting Project) Series
    1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
    2.96%(b)                                          05/09/05      2,400      2,400,000
  Dormitory Authority of the State of New York RB
    (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
    National Bank LOC) (A-1)
    3.00%(b)                                          05/09/05      3,440      3,440,000
  Dormitory Authority of the State of New York RB
    (Mental Health Services Project) Series 2003D-2B
    DN (Credit Locale de France LOC) (A-1+)
    2.92%(b)                                          05/09/05        600        600,000
  Dormitory Authority of the State of New York RB
    (Park Ridge Hospital Project) Series 2005 DN
    (J.P. Morgan Chase LOC)
    3.00%(b)                                          05/09/05      5,000      5,000,000
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    3.00%(b)                                          05/09/05      4,800      4,800,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-30 DN (AMBAC Insurance, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.06%(b)                                          05/09/05      2,980      2,980,000
  Dormitory Authority of the State of New York RB
    (Wachovia Merlots Trust Reciepts) Series 2003
    DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (VMIG-1)
    3.06%(b)                                          05/09/05      7,185      7,185,000
  Dormitory Authority of the State of New York RB
    Series 2001D DN (MBIA Insurance, Bank of
    America SBPA) (A-1+)
    3.02%(b)                                          05/09/05      1,900      1,900,000
  East Hampton Unified School District GO Series
    2004 TAN
    3.00%                                             06/29/05      1,000      1,002,475
  Erie County Asset Securitization Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2003
    PA-1213 DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.08%(b)                                          05/09/05      3,620      3,620,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    3.07%(b)                                          05/09/05      2,300      2,300,000
  Franklin County IDA Civic Facility RB (Paul Smith's
    College Project) Series 1998 DN (KeyBank N.A.
    LOC)
    3.07%(b)                                          05/09/05      3,145      3,145,000
  Huntington Unified Free School District GO Series
    2004 TAN
    3.00%                                             06/29/05      2,000      2,004,856
  Jay Street Development Corporation Facility Lease
    RB (Jay Street Project) Series 2001A-2 DN
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (A-1+, VMIG-1)
    2.94%(b)                                          05/02/05      2,100      2,100,000
  Lawrence Union Free School District GO Series
    2004 TAN
    3.00%                                             06/29/05      3,000      3,007,258

                                                                     PAR
                                                       MATURITY     (000)       VALUE
                                                      ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Long Island Power Authority Electrical System RB
    Series 1998-7 DN (MBIA Insurance, Credit Suisse
    First Boston SBPA) (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05    $ 1,650    $ 1,650,000
  Metropolitan Transportation Authority GO Series
    2004A-1 DN (XLCA Insurance, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05      2,000      2,000,000
  Metropolitan Transportation Authority GO Series
    2004A-3 DN (XLCA Insurance, Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05      2,000      2,000,000
  Metropolitan Transportation Authority RB
    (Dedicated Tax Fund) Series 2002B DN (FSA
    Insurance, Dexia Credit SBPA) (A-1+)
    2.95%(b)                                          05/09/05      2,000      2,000,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN (Bank
    of New York LOC) (VMIG-1)
    3.02%(b)                                          05/09/05      5,674      5,674,500
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.06%(b)                                          05/09/05      2,445      2,445,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.06%(b)                                          05/09/05      4,980      4,980,000
  Metropolitan Transportation Authority RB Series
    2002D-1 DN (FSA Insurance, Westdeutsche
    Landesbank SBPA) (A-1+, VMIG-1)
    2.98%(b)                                          05/09/05      2,710      2,710,000
  Metropolitan Transportation Authority RB Series
    2005 TECP (ABN-AMRO Bank N.V. LOC)
    (A-1+, P-1)
    2.00%                                             05/03/05      7,000      7,000,000
    1.98%                                             05/05/05      3,000      3,000,000
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.05%(b)                                          05/09/05      1,700      1,700,000
  Monroe County IDA Civic Facility RB (St. John
    Fisher College Project) Series 2005 DN (Fleet
    National Bank SBPA) (A-1+)
    3.02%(b)                                          05/09/05      3,000      3,000,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN (M&T
    Bank Corp. LOC) (A-1)
    3.05%(b)                                          05/09/05      2,750      2,750,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.08%(b)                                          05/09/05      2,500      2,500,000
  Monroe County Tobacco Settlement Asset
    Securitization Corporation RB Series 2003
    PA-1210 DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.08%(b)                                          05/09/05     15,000     15,000,000
  Nassau County Intermediate Finance Authority RB
    Series 2002B DN (FSA Insurance, Banque
    Nationale de Paribas SBPA) (A-1+, VMIG-1)
    3.00%(b)                                          05/09/05      2,535      2,535,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Nassau Health Care Corp. RB Series 2004C-1 DN
    (FSA Guaranty) (A-1+, VMIG-1)
    2.98%(b)                                         05/09/05    $ 3,000    $ 3,000,000
  New York GO Series 2000B MB (Dexia Credit, Credit
    Locale de France LOC) (A-1+, MIG-1)
    1.58%                                            08/05/05      2,000      2,000,000
  New York Housing Finance Agency RB (Tribeca
    Green Housing Project) Series 2003A DN
    (Landesbank Hessen-Thuringen Girozentrale
    LOC) (VMIG-1)
    3.00%(b)                                         05/09/05        600        600,000
  New York IDA Liberty RB (One Bryant Park LLC
    Project) Series 2004A DN (Bank Of America N.A.
    LOC)
    2.97%(b)                                         05/09/05      4,000      4,000,000
  New York Local Government Assistance
    Corporation RB Series 1995G DN (Bank of Nova
    Scotia LOC) (A-1+, VMIG-1)
    2.96%(b)                                         05/09/05      2,300      2,300,000
  New York State Environmental Facilities Corp. RB
    (Citibank Eagle Trust Receipts) (Clean Water &
    Drinking Project) Series 2003A DN (Citibank
    Liquidity Facility) (A-1+)
    3.02%(b)                                         05/09/05      5,710      5,710,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts) (Facscorp Clean Water
    & Drinking Project) Series 2003R-2014 ROC II DN
    (Citibank Liquidity Facility) (VMIG-1)
    3.02%(b)                                         05/09/05      2,680      2,680,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts) (Facscorp Clean Water
    & Drinking Project) Series 2003R-4001 ROC II DN
    (Citibank Liquidity Facility) (VMIG-1)
    3.02%(b)                                         05/09/05      1,590      1,590,000
  New York State Housing Finance Agency RB (10
    Liberty Street Project) Series 2003 DN (Fleet
    National Bank LOC) (VMIG-1)
    3.00%(b)                                         05/09/05      3,900      3,900,000
  New York State Housing Finance Agency RB
    (Normandie Court I Project) Series 1991A DN
    (Societe Generale LOC) (A-1+, VMIG-1)
    2.97%(b)                                         05/09/05      1,600      1,600,000
  New York State Local Government Assistance
    Corporation RB Series 1994B DN (Credit Suisse
    LOC) (A-1+, VMIG-1)
    2.95%(b)                                         05/09/05      2,000      2,000,000
  New York State Power Authority GO Series 1985 MB
    (Credit Locale de France LOC) (A-1+, VMIG-1)
    2.15%                                            09/01/05      1,500      1,500,000
  New York State Thruway Authority RB Series 2005
    TECP (Landesbank Hessen-Thuringen
    Girozentrale LOC) (A-1+, P-1)
    2.02%(b)                                         05/09/05      3,000      3,000,000
  New York State Urban Development Corporation RB
    (Wachovia Bank Merlots Trust Receipts) Series
    2005C-01 DN (MBIA Insurance) (VMIG-1)
    3.06%(b)                                         05/09/05      3,000      3,000,000
  New York Transitional Finance Authority RB Series
    2003-2D DN (Retail Food Stores LOC)
    (A-1+, VMIG-1)
    2.92%(b)                                         05/09/05      2,300      2,300,000
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.08%(b)                                         05/09/05      3,000      3,000,000

                                                                    PAR
                                                      MATURITY     (000)       VALUE
                                                     ---------- ---------- -------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    3.07%(b)                                         05/09/05    $ 4,000    $ 4,000,000
  Port Authority of New York & New Jersey RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2000-19 DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1, F-1+)
    3.01%(b)                                         05/09/05      6,670      6,670,000
  Putnam County GO Series 2005 TAN
    3.25%                                            12/14/05      3,000      3,021,816
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.08%(b)                                         05/09/05      2,800      2,800,000
  Rockland County IDRB (Northern Manor Multicare
    Project) Series 2002 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.07%(b)                                         05/09/05      5,060      5,060,000
  Scarsdale Union Free School District GO Series
    2004 TAN
    3.00%                                            06/29/05      4,100      4,109,791
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    3.02%(b)                                         05/09/05      2,390      2,390,000
  Sullivan County GO Series 2004 BAN
    2.75%                                            09/09/05      2,000      2,007,767
    3.00%                                            09/09/05      2,000      2,009,532
  Syosset Central School District GO Series 2004 TAN
    3.00%                                            06/29/05      4,000      4,009,036
  Syracuse RB Series 2004C RAN (Bank of New York
    LOC) (MIG-1)
    2.75%                                            06/30/05      3,000      3,005,827
  Syracuse RB Series 2004E RAN (Depfa Bank LOC)
    (MIG-1)
    3.00%                                            06/30/05      2,000      2,003,853
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2004 DN (XLCA Insurance,
    Bank of America N.A. SBPA) (VMIG-1)
    3.00%(b)                                         05/09/05      3,000      3,000,000
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    3.01%(b)                                         05/09/05      4,240      4,240,000
  Triborough Bridge & Tunnel Authority RB (Bear
    Stearns Municipal Trust Certificates) Series
    2002-210 DN (Bear Stearns Liquidity Facility)
    (A-1+)
    3.00%(b)(c)                                      05/09/05     10,100     10,100,000
  Triborough Bridge & Tunnel Authority RB (Citibank
    Eagle Trust Receipts) Series 2003A DN (FGIC
    Insurance, Citibank Liquidity Facility) (A-1+)
    3.02%(b)                                         05/09/05      2,000      2,000,000
  Triborough Bridge & Tunnel Authority RB (Morgan
    Stanley Trust Receipts) Series 2004-922 DN
    (Morgan Stanley Liquidity Facility) (F-1+)
    3.01%(b)                                         05/09/05      4,200      4,200,000
  Triborough Bridge & Tunnel Authority Special
    Obligation RB Series 2000C DN (FSA Insurance)
    (A-1+, VMIG-1)
    2.99%(b)                                         05/09/05        490        490,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2005 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)        VALUE
                                                        ---------- --------- ---------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Union Springs Central School District GO Series
    2004 BAN
    2.50%                                               06/30/05    $1,265    $  1,266,744
  Westchester County IDA Civic Facility RB (Northern
    Westchester Hospital Association Project) Series
    2004 DN (Commerce Bank N.A. LOC) (VMIG-1)
    3.14%(b)                                            05/09/05     2,500       2,500,000

                                                                              ============
                                                                               306,944,406
                                                                              ------------
Puerto Rico - 4.9%
  Commonwealth of Puerto Rico Highway &
    Transportation Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series 2002 PT-1052 DN
    (Merrill Lynch Capital Services Liquidity Facility)
    (A-1)
    3.02%(b)                                            05/09/05     4,100       4,100,000
  Commonwealth of Puerto Rico RB Series 2004
    TRAN (SP-1+, MIG-1)
    3.00%                                               07/29/05     1,825       1,830,948
  Puerto Rico Public Financing Corp. RB Series
    2004-911 DN (CIFG-TCRS Credit Support, Morgan
    Stanley Group Liquidity Facility) (AAA, F-1+)
    3.01%(b)                                            05/09/05     4,797       4,797,000
  Puerto Rico Public Financing Corp. RB Series 2004
    DN (Citibank Liquidity Facility) (A-1+)
    3.00%(b)                                            05/09/05     5,170       5,170,000

                                                                              ============
                                                                                15,897,948
                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES -  99.5%
  (Cost $322,842,354(a))                                                       322,842,354
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                                                             1,504,949
                                                                              ------------
NET ASSETS -  100.0% (Equivalent
  to $1.00 per share based on
  205,970,804 Institutional Shares,
  3,962,880 Dollar Shares, 405,100
  Cash Management Shares,
  15,974,497 Administration Shares,
  17,540,785 Bear Stearns Shares,
  2,153 Bear Stearns Premier Choice
  Shares, 77,398,745 Bear Stearns
  Private Client Shares, and 2,998,911
  Bear Stearns Premier Shares
  outstanding)                                                                $324,347,303
                                                                              ============

                                             VALUE
                                          -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($206,062,258/205,970,804)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  DOLLAR SHARE
      ($3,964,389/3,962,880)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  CASH MANAGEMENT SHARE
          ($405,100/405,100)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  ADMINISTRATION SHARE
    ($15,974,498/15,974,497)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS SHARE
    ($17,541,258/17,540,785)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER CHOICE SHARE
              ($2,155/2,153)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PRIVATE CLIENT SHARE
    ($77,398,732/77,398,745)                $  1.00
                                            =======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  BEAR STEARNS PREMIER SHARE
      ($2,998,913/2,998,911)                $  1.00
                                            =======

-------------------

 (a) Aggregate cost for Federal income tax purposes.
 (b) Rates shown are the rates as of April 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
 (c) Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
      30, 2005, the Fund held 3.1% of its net assets, with a current market value of $10,100,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONCLUDED)

APRIL 30, 2005 (UNAUDITED)

                        Key to Investment Abbreviations
                        for all Statements of Net Assets

  AMBAC     American Municipal Bond Assurance Corp.
  AMT       Alternative Minimum Tax
  BAN       Bond Anticipation Note
  DN        Demand Note (Variable Rate)
  FGIC      Financial Guaranty Insurance Company
  FSA       Financial Security Assurance
  GO        General Obligation
  IDA       Industrial Development Authority
  IDRB      Industrial Development Revenue Bond
  LOC       Letter of Credit
  MB        Municipal Bond
  MBIA      Municipal Bond Insurance Association
  PCRB      Pollution Control Revenue Bond
  RAN       Revenue Anticipation Note
  RB        Revenue Bond
  SBPA      Stand-by Bond Purchase Agreement
  TAN       Tax Anticipation Note
  TECP      Tax Exempt Commercial Paper
  TRAN      Tax and Revenue Anticipation Note

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

                                                    TEMPFUND             TEMPCASH            FEDFUND
                                                ----------------   -------------------   ---------------
Investment Income:
 Interest income ............................    $ 342,831,168        $ 125,841,183       $ 29,196,483
                                                 -------------        -------------       ------------
Expenses:
 Investment advisory fee ....................       11,323,206           5,264,916           1,420,509
 Administration fee .........................       14,582,076           5,713,469           1,900,098
 Custodian fee ..............................          836,365             303,316              77,803
 Transfer agent fee .........................          740,034             222,780             160,532
 Shareholder servicing fees - class
   specific .................................        7,483,989             675,970             684,012
 Distribution fees - class specific .........        1,204,765                   4             165,574
 Legal fees .................................          223,527              82,670              19,919
 Audit fees .................................           24,711              11,876               6,189
 Printing ...................................           38,815              13,608               4,617
 Registration fees and expenses .............           43,044              26,895              37,153
 Trustees' fees and expenses ................          123,404              42,854              10,380
 Other ......................................          309,254             110,524              46,827
                                                 -------------        -------------       ------------
Total expenses ..............................       36,933,190          12,468,882           4,533,613
                                                 -------------        -------------       ------------
Less investment advisory and adminis-
 tration fees waived ........................       (3,276,945)         (2,844,556)         (1,240,284)
Less distribution fees waived - class
 specific ...................................         (826,077)                   (3)         (132,437)
Less shareholder servicing fees waived -
 class specific .............................         (189,733)                   (1)          (39,589)
Less custody fees paid indirectly ...........                -                   -                   -
                                                 -------------        --------------      ------------
Net expenses ................................       32,640,435           9,624,322           3,121,303
                                                 -------------        --------------      ------------
Net investment income .......................      310,190,733         116,216,861          26,075,180
 Net realized gain (loss) from investment
   transactions .............................       (3,895,003)         (2,893,263)            (12,054)
                                                 -------------        --------------      ------------
 Net increase in net assets resulting from
   operations ...............................    $ 306,295,730        $ 113,323,598       $ 26,063,126
                                                 =============        ==============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                           BLACKROCK LIQUIDITY FUNDS

                                         CALIFORNIA        NEW YORK
    MUNIFUND           MUNICASH          MONEY FUND       MONEY FUND
---------------   ------------------   --------------   --------------
 $ 23,340,066        $ 22,682,824       $ 4,866,681      $ 3,202,238
 ------------        ------------       -----------      -----------
    1,929,198          1,852,628            522,213          347,867
    1,929,198          1,852,628            456,936          304,383
       75,103             72,418             15,647           10,470
       83,539             81,740             30,208           21,170
      695,866             93,395            226,140          223,809
      215,048                  4            149,236          144,519
       23,147             24,507             13,933           10,360
        9,253              8,736              5,044            5,323
        6,936              6,577              1,398              589
       41,018             27,025             12,953            9,292
       11,148             14,206                415            1,553
       35,311             35,278              9,462           10,420
 ------------        ------------       -----------      -----------
    5,054,765          4,069,142          1,443,585        1,089,755
 ------------        ------------       -----------      -----------
   (1,652,203)        (1,606,165)          (545,998)        (373,561)
     (149,316)                  (4)        (127,041)        (139,635)
       (1,220)                  (2)          (1,132)            (884)
      (57,115)           (62,729)            (5,384)          (4,405)
 ------------        -------------      -----------      -----------
    3,194,911          2,400,242            764,030          571,270
 ------------        -------------      -----------      -----------
   20,145,155         20,282,582          4,102,651        2,630,968
      (59,337)          (330,186)                 -                -
 ------------        -------------      -----------      -----------
 $ 20,085,818        $ 19,952,396       $ 4,102,651      $ 2,630,968
 ============        =============      ===========      ===========

                                                                              55

                           BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 TEMPFUND
                                                                 -----------------------------------------
                                                                   SIX MONTHS ENDED
                                                                    APRIL 30, 2005         YEAR ENDED
                                                                      (UNAUDITED)       OCTOBER 31, 2004
                                                                 -------------------- --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................  $    310,190,733     $    265,474,761
  Net gain (loss) on investments ...............................        (3,895,003)            (334,198)
                                                                  ----------------     ----------------
  Net increase in net assets resulting from operations .........       306,295,730          265,140,563
                                                                  ----------------     ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................      (251,687,131)        (227,365,103)
  Dollar Shares ................................................       (37,648,802)         (29,669,002)
  Cash Management Shares .......................................        (1,850,678)          (1,213,382)
  Cash Reserve Shares ..........................................                 -               (8,668)
  Administration Shares ........................................       (12,860,300)          (5,900,458)
  Bear Stearns Shares ..........................................        (1,580,560)            (535,559)
  Bear Stearns Premier Select Shares ...........................            (1,504)                   -
  Bear Stearns Private Client Shares ...........................        (4,523,545)            (782,589)
  Bear Stearns Premier Shares ..................................           (38,213)                   -
                                                                  ----------------     ----------------
   Total distributions from net investment income ..............      (310,190,733)        (265,474,761)
                                                                  ----------------     ----------------
  Capital share transactions ...................................     2,224,472,417       (1,148,622,411)
                                                                  ----------------     ----------------
   Total increase (decrease) in net assts ......................     2,220,577,414       (1,148,956,609)
Net assets:
  Beginning of period ..........................................    22,979,848,795       24,128,805,404
                                                                  ----------------     ----------------
  End of period ................................................  $ 25,200,426,209     $ 22,979,848,795
                                                                  ================     ================
  End of period undistributed net investment income ............  $              -     $              -

                                                                                 TEMPCASH
                                                                 ----------------------------------------
                                                                   SIX MONTHS ENDED
                                                                    APRIL 30, 2005         YEAR ENDED
                                                                      (UNAUDITED)       OCTOBER 31, 2004
                                                                 -------------------- -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................  $    116,216,861    $   118,909,583
  Net gain (loss) on investments ...............................        (2,893,263)           (78,365)
                                                                  ----------------    ----------------
  Net increase in net assets resulting from operations .........       113,323,598        118,831,218
                                                                  ----------------    ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................      (110,695,702)      (114,832,728)
  Dollar Shares ................................................        (5,521,118)        (4,067,601)
  Cash Management Shares .......................................                 -                  -
  Cash Reserve Shares ..........................................                 -                  -
  Administration Shares ........................................                 -             (9,227)
  Bear Stearns Shares ..........................................                 -                  -
  Bear Stearns Premier Select Shares ...........................               (21)               (15)
  Bear Stearns Private Client Shares ...........................                 -                  -
  Bear Stearns Premier Shares ..................................               (20)               (12)
                                                                  ----------------    ----------------
   Total distributions from net investment income ..............      (116,216,861)      (118,909,583)
                                                                  ----------------    ----------------
  Capital share transactions ...................................     2,690,733,208     (3,244,861,130)
                                                                  ----------------    ----------------
   Total increase (decrease) in net assts ......................     2,687,839,945     (3,244,939,495)
Net assets:
  Beginning of period ..........................................     8,381,536,560     11,626,476,055
                                                                  ----------------    ----------------
  End of period ................................................  $ 11,069,376,505    $ 8,381,536,560
                                                                  ================    ================
  End of period undistributed net investment income ............  $              -    $             -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
56

                  BLACKROCK LIQUIDITY FUNDS

               FEDFUND                                MUNIFUND                                 MUNICASH
------------------------------------- ---------------------------------------- -----------------------------------------
 SIX MONTHS ENDED                        SIX MONTHS ENDED                        SIX MONTHS ENDED
  APRIL 30, 2005       YEAR ENDED         APRIL 30, 2005        YEAR ENDED        APRIL 30, 2005         YEAR ENDED
    (UNAUDITED)     OCTOBER 31, 2004       (UNAUDITED)       OCTOBER 31, 2004      (UNAUDITED)        OCTOBER 31, 2004
------------------ ------------------ --------------------- ------------------ ------------------- ---------------------
 $    26,075,180    $    25,233,866      $   20,145,155      $    18,552,850     $    20,282,582      $   23,675,415
         (12,054)             9,583             (59,337)             (69,713)           (330,186)            (74,262)
 ---------------    ---------------      ---------------     ---------------     ---------------      ---------------
      26,063,126         25,243,449          20,085,818           18,483,137          19,952,396          23,601,153
 ---------------    ---------------      ---------------     ---------------     ---------------      ---------------
     (21,796,843)       (21,935,118)        (14,944,858)         (16,076,076)        (19,729,132)        (23,015,244)
      (3,332,957)        (3,018,104)           (506,698)            (450,003)           (553,421)           (660,152)
               -                  -            (158,620)            (101,852)                  -                   -
         (74,338)           (71,514)                  -                    -                   -                   -
             (83)                 -          (3,847,071)          (1,763,263)                  -                   -
        (129,096)           (48,920)           (161,957)             (52,593)                  -                   -
             (21)               (12)                   (1)                 -                 (16)                (11)
        (688,829)          (160,187)           (521,603)            (109,063)                  -                   -
         (53,013)               (11)             (4,347)                   -                 (13)                   (8)
 ---------------    ---------------      ----------------    ---------------     ---------------      -----------------
     (26,075,180)       (25,233,866)        (20,145,155)         (18,552,850)        (20,282,582)        (23,675,415)
 ---------------    ---------------      ----------------    ---------------     ---------------      ----------------
     340,384,585       (274,674,705)        338,244,444          817,344,855        (597,218,433)        250,878,180
 ---------------    ---------------      ----------------    ---------------     ---------------      ----------------
     340,372,531       (274,665,122)        338,185,107          817,275,142        (597,548,619)        250,803,918
   2,307,395,822      2,582,060,944       2,432,768,937        1,615,493,795       2,395,509,881       2,144,705,963
 ---------------    ---------------      ----------------    ---------------     ---------------      ----------------
 $ 2,647,768,353    $ 2,307,395,822      $ 2,770,954,044     $ 2,432,768,937     $ 1,797,961,262      $ 2,395,509,881
 ===============    ===============      ================    ===============     ===============      ================
 $             -    $             -      $        2,304      $         2,304     $             -      $            -

                                                                              57

                           BLACKROCK LIQUIDITY FUNDS
                 STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                     CALIFORNIA MONEY FUND
                                                             -------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2005       YEAR ENDED
                                                                 (UNAUDITED)     OCTOBER 31, 2004
                                                             ------------------ ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................   $   4,102,651      $  4,327,555
  Net gain (loss) on investments ...........................               -            33,998
                                                               -------------      --------------
  Net increase in net assets resulting from operations .....       4,102,651         4,361,553
                                                               -------------      --------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................      (3,488,165)       (4,203,209)
  Dollar Shares ............................................         (77,050)          (17,574)
  Cash Management Shares ...................................          (1,156)             (728)
  Administration Shares ....................................         (18,450)           (5,510)
  Bear Stearns Shares ......................................         (63,013)          (25,383)
  Bear Stearns Premier Select Shares .......................             (15)              (10)
  Bear Stearns Private Client Shares .......................        (448,229)          (75,132)
  Bear Stearns Premier Shares ..............................          (6,573)                 (9)
                                                               -------------      ---------------
   Total distributions from net investment income ..........      (4,102,651)       (4,327,555)
                                                               -------------      --------------
  Capital share transactions ...............................      61,560,679       (14,025,066)
                                                               -------------      --------------
   Total increase (decrease) in net assts ..................      61,560,679       (13,991,068)
Net assets:
  Beginning of period ......................................     501,431,447       515,422,515
                                                               -------------      --------------
  End of period ............................................   $ 562,992,126      $ 501,431,447
                                                               =============      ==============
  End of period undistributed net investment income ........   $           -      $          -

                                                                      NEW YORK MONEY FUND
                                                             -------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2005       YEAR ENDED
                                                                (UNAUDITED)      OCTOBER 31, 2004
                                                             ----------------- -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................   $   2,630,968      $  2,938,700
  Net gain (loss) on investments ...........................               -           106,067
                                                               -------------      -------------
  Net increase in net assets resulting from operations .....       2,630,968         3,044,767
                                                               -------------      -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................      (1,966,275)       (2,684,685)
  Dollar Shares ............................................         (39,103)          (37,748)
  Cash Management Shares ...................................            (444)                -
  Administration Shares ....................................        (137,764)          (79,480)
  Bear Stearns Shares ......................................         (13,968)          (27,416)
  Bear Stearns Premier Select Shares .......................             (15)                 (9)
  Bear Stearns Private Client Shares .......................        (466,178)         (109,353)
  Bear Stearns Premier Shares ..............................          (7,221)                 (9)
                                                               -------------      ---------------
   Total distributions from net investment income ..........      (2,630,968)       (2,938,700)
                                                               -------------      --------------
  Capital share transactions ...............................       7,694,142       (55,281,003)
                                                               -------------      --------------
   Total increase (decrease) in net assts ..................       7,694,142       (55,174,936)
Net assets:
  Beginning of period ......................................     316,653,161       371,828,097
                                                               -------------      --------------
  End of period ............................................   $ 324,347,303      $ 316,653,161
                                                               =============      ==============
  End of period undistributed net investment income ........   $           -      $          -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
58

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     TempFund
     -----
     Institutional Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0110     $   (0.0110)     $   1.00
     10/31/04                             1.00          0.0109       (0.0109)         1.00
     10/31/03                             1.00          0.0113       (0.0113)         1.00
     10/31/02                             1.00          0.0186       (0.0186)         1.00
     10/31/01                             1.00          0.0477       (0.0477)         1.00
     10/31/00                             1.00          0.0611       (0.0611)         1.00
     Dollar Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0100     $   (0.0100)     $   1.00
     10/31/04                             1.00          0.0084       (0.0084)         1.00
     10/31/03                             1.00          0.0088       (0.0088)         1.00
     10/31/02                             1.00          0.0161       (0.0161)         1.00
     10/31/01                             1.00          0.0452       (0.0452)         1.00
     10/31/00                             1.00          0.0586       (0.0586)         1.00
     Cash Management Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0088     $   (0.0088)     $   1.00
     10/31/04                             1.00          0.0059       (0.0059)         1.00
     10/31/03                             1.00          0.0063       (0.0063)         1.00
     10/31/02                             1.00          0.0136       (0.0136)         1.00
     10/31/01                             1.00          0.0427       (0.0427)         1.00
     10/31/00                             1.00          0.0561       (0.0561)         1.00
     Cash Reserve Shares7
     11/01/03 through 12/15/039       $   1.00      $   0.0007     $   (0.0007)     $   1.00
     10/31/03                             1.00          0.0067       (0.0067)         1.00
     10/31/02                             1.00          0.0146       (0.0146)         1.00
     10/31/01                             1.00          0.0437       (0.0437)         1.00
     05/30/001 through 10/31/00           1.00          0.0258       (0.0258)         1.00
     Administration Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0110     $   (0.0110)     $   1.00
     10/31/04                             1.00          0.0099       (0.0099)         1.00
     10/31/03                             1.00          0.0103       (0.0103)         1.00
     04/04/021 through 10/31/02           1.00          0.0095       (0.0095)         1.00
     Bear Stearns Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0072     $   (0.0072)     $   1.00
     10/31/04                             1.00          0.0032       (0.0032)         1.00
     10/31/03                             1.00          0.0034       (0.0034)         1.00
     05/20/021 through 10/31/02           1.00          0.0041       (0.0041)         1.00
     Bear Stearns Premier Choice Shares
     04/25/051 through 04/30/059      $   1.00      $   0.0004     $   (0.0004)     $   1.00
     Bear Stearns Private Client Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0092     $   (0.0092)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0048       (0.0048)         1.00
     Bear Stearns Premier Shares
     03/02/051 through 04/30/059      $   1.00      $   0.0036     $   (0.0036)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                           BLACKROCK LIQUIDITY FUNDS

                                                                        RATIO OF
                                                     RATIO OF         EXPENSES TO     RATIO OF NET
                                   RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                 EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                 NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
  RETURN11      PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
============   ==============   =============   ==================   =============   =============
      1.13%     $ 19,221,897         0.18%2             0.18%2            0.20%2          2.30%2
     1.09         17,452,337        0.18               0.18              0.21            1.09
     1.14         20,081,053        0.18               0.18              0.20            1.15
     1.88         19,871,753        0.18               0.18              0.18            1.88
     4.87         26,150,330        0.18               0.18              0.20            4.62
     6.28         15,862,970        0.18               0.18              0.20            6.12

      1.01%     $  3,532,316         0.43%2             0.43%2            0.45%2          2.04%2
     0.84          3,665,117        0.43               0.43              0.46            0.83
     0.89          3,818,036        0.43               0.43              0.45            0.90
     1.62          4,309,354        0.43               0.43              0.43            1.63
     4.61          5,677,232        0.43               0.43              0.45            4.32
     6.02            815,132        0.43               0.43              0.45            5.94
      0.88%     $    244,745         0.68%2             0.68%2            0.70%2          1.82%2
     0.59            192,325        0.68               0.68              0.71            0.58
     0.63            147,693        0.68               0.68              0.70            0.57
     1.37             65,140        0.68               0.68              0.68            1.34
     4.35             58,043        0.68               0.68              0.70            3.93
     5.75             30,242        0.68               0.68              0.70            5.68

      0.07%     $          -         0.58%2             0.58%2            0.60%2          0.54%2
     0.762             6,622        0.582              0.582             0.602           0.942
     1.47            178,398        0.58               0.58              0.58            1.47
     4.46            208,114        0.58               0.58              0.60            4.42
     6.242           222,325        0.582              0.582             0.602           6.162
      1.08%     $  1,162,120         0.28%2             0.28%2            0.30%2          2.18%2
     0.99          1,200,346        0.28               0.28              0.31            1.25
     1.04                330        0.28               0.28              0.30            1.00
     1.662               124        0.282              0.282             0.292           1.622

      0.72%     $    297,213         1.00%2             1.00%2            1.02%2          1.50%2
     0.32            189,266        0.95               0.95              1.03            0.34
     0.34             75,071        0.96               0.96              1.02            0.30
     0.912            22,717        1.002              1.002             1.012           0.882
      0.04%     $     11,077         0.45%2             0.45%2            4.17%2         15.09%2

      0.92%     $    697,524         0.60%2             0.60%2            1.05%2          1.95%2
     0.48            280,458        0.582              0.582             1.052           0.962
      0.36%     $     33,536         0.60%2             0.60%2            0.81%2          2.30%2

                                                                              61

                           BLACKROCK LIQUIDITY FUNDS
                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     TempCash
     -----
     Institutional Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0113     $   (0.0113)     $   1.00
     10/31/04                             1.00          0.0112       (0.0112)         1.00
     10/31/03                             1.00          0.0118       (0.0118)         1.00
     10/31/02                             1.00          0.0193       (0.0193)         1.00
     10/31/01                             1.00          0.0483       (0.0483)         1.00
     10/31/00                             1.00          0.0613       (0.0613)         1.00
     Dollar Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0101     $   (0.0101)     $   1.00
     10/31/04                             1.00          0.0087       (0.0087)         1.00
     10/31/03                             1.00          0.0093       (0.0093)         1.00
     10/31/02                             1.00          0.0168       (0.0168)         1.00
     10/31/01                             1.00          0.0458       (0.0458)         1.00
     10/31/00                             1.00          0.0588       (0.0588)         1.00
     Bear Stearns Premier Choice Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0010     $   (0.0010)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0056       (0.0056)         1.00
     Bear Stearns Premier Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0090     $   (0.0090)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0041       (0.0041)         1.00
     ----
     FedFund
     ----
     Institutional Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0060     $   (0.0060)     $   1.00
     10/31/04                             1.00          0.0105       (0.0105)         1.00
     10/31/03                             1.00          0.0110       (0.0110)         1.00
     10/31/02                             1.00          0.0183       (0.0183)         1.00
     10/31/01                             1.00          0.0469       (0.0469)         1.00
     10/31/00                             1.00          0.0594       (0.0594)         1.00
     Dollar Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0096     $   (0.0096)     $   1.00
     10/31/04                             1.00          0.0080       (0.0080)         1.00
     10/31/03                             1.00          0.0085       (0.0085)         1.00
     10/31/02                             1.00          0.0158       (0.0158)         1.00
     10/31/01                             1.00          0.0444       (0.0444)         1.00
     10/31/00                             1.00          0.0569       (0.0569)         1.00
     Cash Reserve Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0088     $   (0.0088)     $   1.00
     10/31/04                             1.00          0.0065       (0.0065)         1.00
     04/01/031 through 10/31/03           1.00          0.0034       (0.0034)         1.00
     Administration Shares5
     11/10/041 through 11/18/049      $   1.00      $   0.0004     $   (0.0004)     $   1.00
     Bear Stearns Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0068     $   (0.0068)     $   1.00
     10/31/04                             1.00          0.0031       (0.0031)         1.00
     10/31/03                             1.00          0.0033       (0.0033)         1.00
     05/20/021 through 10/31/02           1.00          0.0040       (0.0040)         1.00
     Bear Stearns Premier Choice Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0096     $   (0.0096)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0054       (0.0054)         1.00
     Bear Stearns Private Client Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0088     $   (0.0088)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0045       (0.0045)         1.00
     Bear Stearns Premier Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0086     $   (0.0086)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0038       (0.0038)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                           BLACKROCK LIQUIDITY FUNDS

                                                                          RATIO OF
                                                       RATIO OF         EXPENSES TO     RATIO OF NET
                                     RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                   EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                   NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
   RETURN11       PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
==============   ==============   =============   ==================   =============   =============
      1.14%     $ 10,479,185         0.18%2             0.18%2            0.24%2          2.35%2
     1.13            7,850,023        0.18               0.18              0.23            1.11
     1.18           11,193,249        0.18               0.18              0.23            1.18
     1.95            7,195,494        0.18               0.18              0.24            1.92
     4.93            4,923,190        0.18               0.18              0.29            4.76
     6.30            3,785,528        0.18               0.18              0.31            6.18

      1.01%     $    590,188         0.43%2             0.43%2            0.49%2          2.08%2
     0.88              531,509        0.43               0.43              0.49            0.87
     0.93              433,227        0.43               0.43              0.48            0.94
     1.70              402,137        0.43               0.43              0.50            1.71
     4.67              447,082        0.43               0.43              0.54            4.56
     6.04              427,625        0.43               0.43              0.56            5.89
      1.00%     $          2         0.45%2             0.45%2            0.80%2          1.97%2
     0.56                    2        0.452              0.452             0.502           1.152

      0.91%     $          2         0.60%2             0.60%2            1.09%2          1.56%2
     0.41                    2        0.702              0.702             0.752           0.812
      1.09%     $  2,118,869         0.20%2             0.20%2            0.30%2          2.19%2
     1.05            1,883,220        0.20               0.20              0.29            1.04
     1.10            2,163,336        0.20               0.20              0.28            1.10
     1.85            1,955,108        0.20               0.20              0.26            1.82
     4.79            1,684,597        0.20               0.20              0.27            4.61
     6.10            1,400,232        0.20               0.20              0.29            6.01

      0.96%     $    348,241         0.45%2             0.45%2            0.55%2          1.95%2
     0.80              345,479        0.45               0.45              0.54            0.79
     0.85              397,344        0.45               0.45              0.53            0.87
     1.60              635,685        0.45               0.45              0.50            1.61
     4.53              814,186        0.45               0.45              0.52            4.18
     5.84              216,511        0.45               0.45              0.54            6.04
      0.89%     $      1,624         0.60%2             0.60%2            0.70%2          1.77%2
     0.65                9,276        0.60               0.60              0.69            0.62
     0.592              13,492        0.602              0.602             0.692           0.582

       0.04%2     $          -         0.30%2             0.30%2            0.40%2          1.60%2
      0.69%     $     15,121         1.00%2             1.00%2            1.10%2          1.39%2
     0.31               18,837        0.95               0.95              1.09            0.36
     0.33                7,889        0.95               0.95              1.08            0.30
     0.892               2,728        1.002              1.002             1.082           0.872

      0.96%     $          2         0.45%2             0.45%2            0.83%2          1.97%2
     0.54                    2        0.452              0.452             0.542           0.922
      0.89%     $    147,937         0.60%2             0.60%2            1.15%2          1.86%2
     0.45               50,579        0.582              0.582             0.802           0.922

      0.87%     $     15,975         0.60%2             0.60%2            0.89%2          2.15%2
     0.38                    2        0.702              0.702             0.792           0.602

                                                                              63

                           BLACKROCK LIQUIDITY FUNDS
                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     MuniFund
     -----
     Institutional Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0083     $   (0.0083)     $   1.00
     10/31/04                             1.00          0.0095       (0.0095)         1.00
     10/31/03                             1.00          0.0096       (0.0096)         1.00
     10/31/02                             1.00          0.0142       (0.0142)         1.00
     10/31/01                             1.00          0.0302       (0.0302)         1.00
     10/31/00                             1.00          0.0379       (0.0379)         1.00
     Dollar Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0070     $   (0.0070)     $   1.00
     10/31/04                             1.00          0.0070       (0.0070)         1.00
     10/31/03                             1.00          0.0071       (0.0071)         1.00
     10/31/02                             1.00          0.0117       (0.0117)         1.00
     10/31/01                             1.00          0.0277       (0.0277)         1.00
     10/31/00                             1.00          0.0354       (0.0354)         1.00
     Cash Management Shares4
     11/01/04 through 04/30/059       $   1.00      $   0.0058     $   (0.0058)     $   1.00
     10/31/04                             1.00          0.0045       (0.0045)         1.00
     10/31/03                             1.00          0.0040       (0.0040)         1.00
     10/31/02                             1.00          0.0085       (0.0085)         1.00
     10/31/01                             1.00          0.0252       (0.0252)         1.00
     10/31/00                             1.00          0.0329       (0.0329)         1.00
     Cash Reserve Shares8
     11/01/02 through 08/06/03        $   1.00      $   0.0047     $   (0.0047)     $   1.00
     10/31/02                             1.00          0.0102       (0.0102)         1.00
     10/31/01                             1.00          0.0262       (0.0262)         1.00
     08/04/02 through 10/31/00            1.00          0.0090       (0.0090)         1.00
     Administration Shares10
     11/01/04 through 04/30/059       $   1.00      $   0.0078     $   (0.0078)     $   1.00
     05/17/04 through 10/31/04            1.00          0.0044       (0.0044)         1.00
     04/18/021 through 10/31/02           1.00          0.0069       (0.0069)         1.00
     Bear Stearns Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0043     $   (0.0043)     $   1.00
     10/31/04                             1.00          0.0026       (0.0026)         1.00
     10/31/03                             1.00          0.0026       (0.0026)         1.00
     05/20/021 through 10/31/02           1.00          0.0024       (0.0024)         1.00
     Bear Stearns Premier Choice Shares
     04/25/051 through 04/30/059      $   1.00      $   0.0004     $   (0.0004)     $   1.00
     Bear Stearns Private Client Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0058     $   (0.0058)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0033       (0.0033)         1.00
     Bear Stearns Premier Shares
     03/02/051 through 04/30/059      $   1.00      $   0.0024     $   (0.0024)     $   1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
64

                           BLACKROCK LIQUIDITY FUNDS

                                                     RATIO OF
                                                   EXPENSES TO       RATIO OF
                                                     AVERAGE       EXPENSES TO     RATIO OF NET
                                     RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                   EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                   NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
   RETURN11       PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
==============   ==============   =============   =============   =============   =============
      0.83%     $ 2,070,324          0.20%2          0.20%2          0.33%2          1.67%2
     0.95           1,812,753         0.20            0.19            0.34            0.95
     0.96           1,549,951         0.20            0.19            0.35            0.93
     1.43           1,037,163         0.20            0.19            0.37            1.41
     3.06             688,837         0.20            0.19            0.39            3.02
     3.86             605,741         0.20            0.19            0.41            3.79

      0.71%     $    76,596          0.45%2          0.45%2          0.58%2          1.42%2
     0.70              82,323         0.45            0.45            0.59            0.73
     0.71              37,749         0.45            0.44            0.60            0.74
     1.18              74,526         0.45            0.44            0.62            1.18
     2.81              70,990         0.45            0.44            0.64            2.66
     3.60              63,619         0.45            0.44            0.66            3.55
      0.58%     $    37,774          0.70%2          0.70%2          0.83%2          1.24%2
     0.45              20,114         0.70            0.69            0.84            0.43
     0.452             22,423         0.702           0.692           0.852           0.402
     0.912             11,197         0.702           0.692           0.872           0.902
     2.55               4,763         0.70            0.69            0.89            2.39
     3.34               3,663         0.70            0.69            0.90            3.33

       0.57%2     $         -          0.60%2          0.59%2          0.75%2          0.63%2
     1.03               8,626         0.60            0.59            0.77            1.03
     2.65              12,089         0.60            0.59            0.79            2.68
     3.742             17,151         0.602           0.592           0.792           3.692
      0.78%     $   445,335          0.30%2          0.30%2          0.43%2          1.57%2
     0.44             437,590         0.302           0.302           0.432           1.012
     1.282             13,051         0.302           0.292           0.472           1.272

      0.44%     $    32,362          1.00%2          1.00%2          1.13%2          0.86%2
     0.26              28,191         0.90            0.89            1.14            0.29
     0.26               5,371         0.88            0.87            1.15            0.25
     0.542              6,215         1.002           0.992           1.162           0.572
       0.04%2     $         2          0.45%2          0.45%2          4.98%2         11.20%2

      0.59%     $   102,743          0.70%2          0.70%2          1.18%2          1.22%2
     0.33              51,799         0.682           0.682           0.832           0.672
       0.24%2     $     5,817          0.70%2          0.70%2          0.93%2          1.88%2

                                                                              65

                           BLACKROCK LIQUIDITY FUNDS
                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     -----
     MuniCash
     -----
     Institutional Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0086     $   (0.0086)     $   1.00
     10/31/04                             1.00          0.0100       (0.0100)         1.00
     10/31/03                             1.00          0.0108       (0.0108)         1.00
     10/31/02                             1.00          0.0156       (0.0156)         1.00
     10/31/01                             1.00          0.0325       (0.0325)         1.00
     10/31/00                             1.00          0.0392       (0.0392)         1.00
     Dollar Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0074     $   (0.0074)     $   1.00
     10/31/04                             1.00          0.0075       (0.0075)         1.00
     10/31/03                             1.00          0.0083       (0.0083)         1.00
     10/31/02                             1.00          0.0131       (0.0131)         1.00
     10/31/01                             1.00          0.0300       (0.0300)         1.00
     10/31/00                             1.00          0.0367       (0.0367)         1.00
     Cash Management Shares6
     11/01/01 through 10/15/02        $   1.00      $   0.0101     $   (0.0101)     $   1.00
     03/02/011 through 10/31/01           1.00          0.0163       (0.0163)         1.00
     Bear Stearns Premier Choice Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0073     $   (0.0073)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0049       (0.0049)         1.00
     Bear Stearns Premier Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0061     $   (0.0061)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0035       (0.0035)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
66

                           BLACKROCK LIQUIDITY FUNDS

                                                     RATIO OF
                                                   EXPENSES TO       RATIO OF
                                                     AVERAGE       EXPENSES TO     RATIO OF NET
                                     RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                   EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                   NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
   RETURN11       PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
==============   ==============   =============   =============   =============   =============
      0.86%     $ 1,714,653          0.20%2          0.19%2          0.34%2          1.72%2
     1.01           2,315,927         0.20            0.19            0.33            1.01
     1.09           2,054,465         0.20            0.19            0.34            1.04
     1.57           1,257,237         0.20            0.19            0.36            1.55
     3.30             809,890         0.20            0.19            0.40            3.04
     3.99             298,832         0.20            0.20            0.40            3.91

      0.74%     $    83,071          0.45%2          0.44%2          0.59%2          1.48%2
     0.76              79,579         0.45            0.44            0.58            0.75
     0.84              90,241         0.45            0.44            0.59            0.81
     1.32              58,991         0.45            0.44            0.61            1.30
     3.04              40,306         0.45            0.45            0.65            3.19
     3.73             101,373         0.45            0.45            0.65            3.63
       1.01%2     $         -          0.70%2          0.69%2          0.87%2          1.07%2
     2.472              5,118         0.692           0.692           0.892           2.362

      0.74%     $         2          0.45%2          0.44%2          0.85%2          1.46%2
     0.50                   2         0.452           0.442           0.582           0.842
      0.61%     $         2          0.70%2          0.69%2          0.85%2          1.28%2
     0.35                   2         0.702           0.692           0.832           0.572
                                                                              67

                           BLACKROCK LIQUIDITY FUNDS
                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     ------------
     California Money Fund
     ------------
     Institutional Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0082     $   (0.0082)     $   1.00
     10/31/04                             1.00          0.0092       (0.0092)         1.00
     10/31/03                             1.00          0.0094       (0.0094)         1.00
     10/31/02                             1.00          0.0132       (0.0132)         1.00
     10/31/01                             1.00          0.0271       (0.0271)         1.00
     10/31/00                             1.00          0.0326       (0.0326)         1.00
     Dollar Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0070     $   (0.0070)     $   1.00
     10/31/04                             1.00          0.0067       (0.0067)         1.00
     10/31/03                             1.00          0.0069       (0.0069)         1.00
     10/31/02                             1.00          0.0107       (0.0107)         1.00
     10/31/01                             1.00          0.0246       (0.0246)         1.00
     10/31/00                             1.00          0.0301       (0.0301)         1.00
     Cash Management Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0057     $   (0.0057)     $   1.00
     10/31/04                             1.00          0.0042       (0.0042)         1.00
     07/14/031through 10/31/03            1.00          0.0008       (0.0008)         1.00
     Administration Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0077     $   (0.0077)     $   1.00
     06/17/041 through 10/31/04           1.00          0.0037       (0.0037)         1.00
     Bear Stearns Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0043     $   (0.0043)     $   1.00
     10/31/04                             1.00          0.0025       (0.0025)         1.00
     10/31/03                             1.00          0.0025       (0.0025)         1.00
     05/20/021through 10/31/02            1.00          0.0022       (0.0022)         1.00
     Bear Stearns Premier Choice Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0070     $   (0.0070)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0045       (0.0045)         1.00
     Bear Stearns Private Client Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0058     $   (0.0058)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0030       (0.0030)         1.00
     Bear Stearns Premier Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0059     $   (0.0059)     $   1.00
     03/26/041 through 10/31/04           1.00          0.0036       (0.0036)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
68

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
  RETURN11      PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      0.82%       $ 411,101          0.20%2          0.20%2          0.41%2          1.65%2
     0.92           454,698         0.20            0.20            0.41            0.92
     0.94           496,630         0.20            0.19            0.40            0.93
     1.33           456,081         0.20            0.19            0.42            1.32
     2.74           542,541         0.20            0.19            0.44            2.72
     3.31           575,735         0.20            0.20            0.44            3.25

      0.70%       $  12,894          0.45%2          0.45%2          0.65%2          1.46%2
     0.68             1,347         0.45            0.44            0.66            0.66
     0.69            15,463         0.45            0.44            0.65            0.71
     1.07            29,922         0.45            0.45            0.67            1.12
     2.49            27,460         0.45            0.44            0.69            2.45
     3.05            10,212         0.45            0.45            0.69            2.98
      0.58%       $     210          0.70%2          0.70%2          0.91%2          1.19%2
     0.42               120         0.70            0.70            0.90            0.40
     0.252              227         0.692           0.682           0.912           0.252

      0.78%       $   2,299          0.30%2          0.30%2          0.51%2          1.58%2
     0.37             1,738         0.302           0.302           0.512           1.002
      0.43%       $  33,684          1.00%2          1.00%2          1.21%2          0.99%2
     0.25             6,307         0.86            0.86            1.20            0.25
     0.25             3,103         0.88            0.87            1.20            0.24
     0.482              668         1.002           0.992           1.202           0.512

      0.70%       $       2          0.45%2          0.45%2          0.87%2          1.57%2
     0.45                 2         0.452           0.452           0.662           0.762
      0.58%       $  95,414          0.70%2          0.70%2          1.26%2          1.24%2
     0.32            37,216         0.682           0.682           0.912           0.632

      0.60%       $   7,388          0.70%2          0.70%2          1.01%2          1.82%2
     0.36                 2         0.602           0.602           0.812           0.552

                                                                              69

                           BLACKROCK LIQUIDITY FUNDS
                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE,
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     ===========   ============   ==============   ===========
     ------------
     New York Money Fund
     ------------
     Institutional Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0082     $   (0.0082)     $   1.00
     10/31/04                             1.00          0.0091       (0.0091)         1.00
     10/31/03                             1.00          0.0096       (0.0096)         1.00
     10/31/02                             1.00          0.0131       (0.0131)         1.00
     10/31/01                             1.00          0.0285       (0.0285)         1.00
     10/31/00                             1.00          0.0364       (0.0364)         1.00
     Dollar Shares3
     11/01/04 through 04/30/059       $   1.00      $   0.0069     $   (0.0069)     $   1.00
     10/31/04                             1.00          0.0066       (0.0066)         1.00
     10/31/03                             1.00          0.0071       (0.0071)         1.00
     10/31/02                             1.00          0.0106       (0.0106)         1.00
     10/31/01                             1.00          0.0260       (0.0260)         1.00
     10/31/00                             1.00          0.0205       (0.0205)         1.00
     Cash Management Shares
     03/03/051 through 04/30/059      $   1.00      $   0.0023     $   (0.0023)     $   1.00
     Administration Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0077     $   (0.0077)     $   1.00
     06/17/04 through 10/31/04            1.00          0.0035       (0.0035)         1.00
     Bear Stearns Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0042     $   (0.0042)     $   1.00
     10/31/04                             1.00          0.0024       (0.0024)         1.00
     10/31/03                             1.00          0.0025       (0.0025)         1.00
     05/20/02 through 10/31/02            1.00          0.0021       (0.0021)         1.00
     Bear Stearns Premier Choice Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0069     $   (0.0069)     $   1.00
     03/26/04 through 10/31/04            1.00          0.0043       (0.0043)         1.00
     Bear Stearns Private Client Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0057     $   (0.0057)     $   1.00
     03/26/04 through 10/31/04            1.00          0.0030       (0.0030)         1.00
     Bear Stearns Premier Shares
     11/01/04 through 04/30/059       $   1.00      $   0.0059     $   (0.0059)     $   1.00
     03/26/04 through 10/31/04            1.00          0.0034       (0.0034)         1.00

    1 Commencement of operations of share class.
    2 Annualized.
    3 There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
    4 There were no Cash Management Shares outstanding during the periods
        December 18, 2001 to January 10, 2002 and December 06, 2002 to January
        09, 2003.
    5 There were no Administration Shares outstanding during the period
        November 19, 2004 to April 30, 2005.
    6 There were no Cash Management Shares outstanding during the period
October 16, 2002 to April 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
70

                           BLACKROCK LIQUIDITY FUNDS

                                                   RATIO OF
                                                 EXPENSES TO       RATIO OF
                                                   AVERAGE       EXPENSES TO     RATIO OF NET
                                   RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                 EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                 NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
    TOTAL          END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
   RETURN       PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
============   ==============   =============   =============   =============   =============
      0.82%       $ 206,062          0.20%2          0.20%2          0.42%2          1.63%2
     0.92           234,346         0.20            0.19            0.40            0.90
     0.96           347,960         0.20            0.19            0.40            0.95
     1.32           362,077         0.20            0.19            0.41            1.31
     2.89           369,989         0.20            0.19            0.44            2.82
     3.71           302,194         0.20            0.19            0.46            3.61

      0.70%       $   3,964          0.45%2          0.45%2          0.66%2          1.37%2
     0.67             5,059         0.45            0.44            0.65            0.67
     0.71             5,216         0.45            0.44            0.65            0.68
     1.07             4,716         0.45            0.44            0.66            1.06
     2.63             3,896         0.45            0.44            0.69            2.52
     3.732            1,647         0.452           0.442           0.702           3.662
      0.23%       $     405          0.70%2          0.70%2          0.92%2          1.73%2

      0.77%       $  15,974          0.30%2          0.30%2          0.52%2          1.52%2
     0.35            21,890         0.302           0.302           0.512           0.942
      0.42%       $  17,541          1.00%2          1.00%2          1.21%2          1.00%2
     0.24             1,420         0.83            0.82            1.20            0.21
     0.25            18,652         0.91            0.90            1.20            0.25
     0.462           16,997         1.002           0.992           1.192           0.462

      0.70%       $       2          0.45%2          0.45%2          0.87%2          1.60%2
     0.43                 2         0.452           0.442           0.652           0.692
      0.57%       $  77,399          0.70%2          0.70%2          1.26%2          1.17%2
     0.30            53,933         0.692           0.682           0.922           0.562

      0.59%       $   2,999          0.70%2          0.79%2          1.01%2          1.44%2
     0.34                 2         0.602           0.592           0.802           0.552

    7 There were no Cash Reserve Shares outstanding during the period August 7,
        2003 to September 15, 2003 and December 16, 2003 to April 30, 2005.
    8 There were no Cash Reserve Shares outstanding during the period August 7,
        2003 to April 30, 2005.
    9 Unaudited.
    10 There were no Administration Shares outstanding during the period
October 7, 2003 to May 16, 2004.
    11 Past performance is no guarantee of future results.

                                                                              71

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.;
(2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment;
(4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for
New York Investors, Inc. (together, the"Predecessor Companies"). On February
10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to seven of the
Trust's portfolios: TempFund, TempCash, FedFund, MuniFund, MuniCash, California
Money Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each has authorized eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client
Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar
Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each has authorized ten classes of shares: Administration Shares, Bear Stearns Shares,
Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns
Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar
Shares, Institutional Shares, and Plus Shares. FedFund has authorized ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client
Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar
Shares and Institutional Shares. TempCash and MuniCash each has authorized nine classes of shares: Administration Shares,  Bear Stearns Premier Shares, Bear
Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and
Institutional Shares.

     Certain California municipal obligations in the California Money Fund may be obligations of issuers that rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

     Certain New York municipal obligations in the New York Money Fund may be obligations of issuers that rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate accretion of any discount or amortization of any premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each portfolio at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For TempFund, TempCash and FedFund, the Trust may
purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less.

72

                           BLACKROCK LIQUIDITY FUNDS

The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price.
Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class- specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. For the six months  ended April
30, 2005, the information provided below shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

     The following table provides a list of Bear Stearns share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and
Distribution Plans.

                                                  SHAREHOLDER     DISTRIBUTION
                                                SERVICE FEES(1)     FEES(2)
                                               ----------------- -------------
        Bear Stearns ........................         0.50%           0.35%
        Bear Stearns Premier Choice .........         0.40%           0.10%
        Bear Stearns Private Client .........         0.50%           0.35%
        Bear Stearns Premier ................         0.50%           0.10%

(1)The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2)Dividends paid to shareholders of all share classes with a 12b-1 Plan are reduced by fees paid under such plan.

                                                    SHARE CLASSES
1. SHAREHOLDER SERVICE FEES     ------------------------------------------------------
                                                  CASH        CASH
                                    DOLLAR     MANAGEMENT    RESERVE   ADMINISTRATION
                                ------------- ------------ ---------- ----------------
TempFund ......................  $4,678,149     $516,576    $      -      $595,160
TempCash ......................     675,959            -           -             -
FedFund .......................     426,650            -      16,812             5
MuniFund ......................      88,762       63,639           -       244,817
MuniCash ......................      93,387            -           -             -
California Money Fund .........      13,174          485           -         1,168
New York Money Fund ...........       7,105          130           -         9,024

                                                      SHARE CLASSES
1. SHAREHOLDER SERVICE FEES     ----------------------------------------------------------
                                                 BEAR                 BEAR
                                               STEARNS       BEAR    STEARNS
                                    BEAR       PRIVATE     STEARNS   PREMIER
                                  STEARNS       CLIENT     PREMIER   CHOICE      TOTAL
                                ----------- ------------- --------- -------- -------------
TempFund ......................  $508,523    $1,177,899    $ 7,439    $243    $7,483,989
TempCash ......................         -             -          7       4       675,970
FedFund .......................    42,605       185,694     12,242       4       684,012
MuniFund ......................    84,513       212,977      1,158       -       695,866
MuniCash ......................         -             -          4       4        93,395
California Money Fund .........    28,538       180,968      1,803       4       226,140
New York Money Fund ...........     6,279       198,757      2,510       4       223,809

                                                                 SHARE CLASSES
2. SHAREHOLDER SERVICE FEES WAIVED   ----------------------------------------------------------------------
                                        BEAR     BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                      STEARNS   PRIVATE CLIENT      PREMIER     PREMIER CHOICE     TOTAL
                                     --------- ---------------- -------------- ---------------- -----------
TempFund ...........................     $-        $188,464         $1,190          $   79       $189,733
TempCash ...........................      -               -              -               1              1
FedFund ............................      -          37,139          2,448               2         39,589
MuniFund ...........................      -               -             60           1,160          1,220
MuniCash ...........................      -               -              -               2              2
California Money Fund ..............      -           1,048             82               2          1,132
New York Money Fund ................      -             849             33               2            884

                                                                              73

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                               SHARE CLASSES
3. DISTRIBUTION FEES            ----------------------------------------------------------------------------
                                    BEAR       BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                   STEARNS    PRIVATE CLIENT      PREMIER     PREMIER CHOICE       TOTAL
                                ------------ ---------------- -------------- ---------------- --------------
TempFund ......................  $ 378,687       $ 824,529        $ 1,488          $ 61        $ 1,204,765
TempCash ......................          -               -              2             2                  4
FedFund .......................     33,137         129,986          2,449             2            165,574
MuniFund ......................     65,732         149,084            232             -            215,048
MuniCash ......................          -               -              2             2                  4
California Money Fund .........     22,195         126,678            361             2            149,236
New York Money Fund ...........      4,884         139,130            503             2            144,519

                                                             SHARE CLASSES
4. DISTRIBUTION FEES WAIVED     -----------------------------------------------------------------------
                                   BEAR     BEAR STEARNS    BEAR STEARNS    BEAR STEARNS
                                 STEARNS   PRIVATE CLIENT      PREMIER     PREMIER CHOICE      TOTAL
                                --------- ---------------- -------------- ---------------- ------------
TempFund ......................     $-        $824,528         $ 1,488          $ 61        $ 826,077
TempCash ......................      -               -               1             2                3
FedFund .......................      -         129,986           2,449             2          132,437
MuniFund ......................      -         149,084             232             -          149,316
MuniCash ......................      -               -               2             2                4
California Money Fund .........      -         126,678             361             2          127,041
New York Money Fund ...........      -         139,130             503             2          139,635

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect wholly-owned subsidiary of
BlackRock, Inc., BIMC manages the Funds and serves as Co-Administrator (as defined below). BlackRock, Inc. is an indirect majority-owned subsidiary of The
PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co., an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and Co-Administrator.

     BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     The Trust has entered into an Administration Agreement with PFPC and BIMC under which they provide certain administrative services (together, the
"Co-Administrators").

     In return for BIMC's advisory services, the Trust pays BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of TempFund as follows: 0.175% of the first $1 billion,
0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next
$1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.08%
of the next $1 billion, 0.075% of the next $1 billion and 0.07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash, the fee payable, based on each portfolio's average daily net assets, and with respect to FedFund, the fee payable based on its average daily net assets as combined with T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust, as follows: 0.175% of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.085% of the next $1 billion and 0.08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC a fee, computed daily and payable monthly, at an annual rate of 0.20% of average net assets.

74

                           BLACKROCK LIQUIDITY FUNDS

     For the six months ended April 30, 2005, advisory fees and waivers for each Fund were as follows:

                                           GROSS                     NET ADVISORY
                                       ADVISORY FEE      WAIVER          FEE
                                      -------------- -------------- -------------
     TempFund ......................   $ 11,323,206   $ 1,638,472    $ 9,684,734
     TempCash ......................      5,264,916     1,422,278      3,842,638
     FedFund .......................      1,420,509       620,142        800,367
     MuniFund ......................      1,929,198       826,102      1,103,096
     MuniCash ......................      1,852,628       803,083      1,049,545
     California Money Fund .........        522,213       272,999        249,214
     New York Money Fund ...........        347,867       186,781        161,086

     In return for their administrative services, the Trust pays the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows: 0.175%
of the first $1 billion, 0.15% of the next $1 billion, 0.125% of the next $1 billion and 0.10% of amounts in excess of $3 billion.

     For the six months ended April 30, 2005, administration fees and waivers for each Fund were as follows:

                                           GROSS                          NET
                                      ADMINISTRATION                 ADMINISTRATION
                                            FEE           WAIVER          FEE
                                     ---------------- ------------- ---------------
    TempFund ......................     $14,582,076    $1,638,473     $12,943,603
    TempCash ......................       5,713,469     1,422,278       4,291,191
    FedFund .......................       1,900,098       620,142       1,279,956
    MuniFund ......................       1,929,198       826,101       1,103,097
    MuniCash ......................       1,852,628       803,082       1,049,546
    California Money Fund .........         456,936       272,999         183,937
    New York Money Fund ...........         304,383       186,780         117,603

     The Co-Administrators and BIMC have contractually agreed to reduce their fees or reimburse expenses to the extent necessary to ensure that the net operating expenses (excluding class specific fees paid to Service Organizations and/or Broker/Dealers) of TempFund and TempCash do not exceed 0.18% of their respective average net assets; and with respect to the other Funds, do not exceed 0.20% of their respective average net assets. The net advisory and net administration fees in the preceding tables reflect these reductions, if any.

     In return for PFPC's transfer agent services, the Trust pays certain fees and charges to PFPC. For the six months ended April 30, 2005, the Funds paid the following amounts to PFPC for transfer agent services: $732,647 with respect to TempFund, $314,805 with respect to TempCash, $90,044 with respect to
FedFund, $83,602 with respect to MuniFund, $81,427 with respect to MuniCash,
$27,293 with respect to California Money Fund and $22,040 with respect to New
York Money Fund.

     In return for custody services provided by PFPC Trust Co., the Trust pays
PFPC Trust Co. a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows:
0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses that are charged by PFPC Trust Co.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits").
For the six months ended April 30, 2005, custody credits earned were as follows:  $57,115 with respect to MuniFund, $62,729 with respect to MuniCash,
$5,384 with respect to California Money Fund and $4,405 with respect to New
York Money Fund.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution
Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay
Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the
Trust's

                                                                              75

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

portfolios. Pursuant to its respective Shareholder Services Plan, each of the
Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear
Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client
Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     For the six months ended April 30, 2005, the Funds paid shareholder services fees to affiliates of BIMC in the amounts as follows: $4,127,451 with respect to TempFund, $385,781 with respect to TempCash, $412,804 with respect to FedFund, $295,316 with respect to MuniFund, $51,442 with respect to
MuniCash, $1,168 with respect to California Money Fund and $14,930 with respect to New York Money Fund.

     As of April 30, 2005, affiliated payables were as follows:

                                        PFPC AND                      OTHER
                                       PFPC TRUST                      BIMC
                                         CO. (1)      BIMC (2)    AFFILIATES (3)
                                      ------------ ------------- ---------------
     TempFund ......................    $554,565    $3,327,736       $663,785
     TempCash ......................     177,083     1,339,903         65,353
     FedFund .......................     128,298       365,627         71,770
     MuniFund ......................      52,307       338,873         44,632
     MuniCash ......................      48,024       307,976          8,312
     California Money Fund .........      14,685        68,946            193
     New York Money Fund ...........       9,691        39,888          2,069

(1)Payables to PFPC as of April 30, 2005 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co. as of April 30, 2005 are for custody services provided to the Trust.

(2)Payables to BIMC as of April 30, 2005 are for advisory and administration services provided to the Trust.

(3)Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
 Shareholder Services Plans and Distribution Plans, respectively.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

76

                           BLACKROCK LIQUIDITY FUNDS

     Transactions in capital shares for each period were as follows:

                                                                  TEMPFUND
                                                ---------------------------------------------
                                                   SIX MONTHS ENDED           YEAR ENDED
                                                    APRIL 30, 2005         OCTOBER 31, 2004
                                                ---------------------   ---------------------
Shares sold:
 Institutional Shares .......................    $  129,000,963,966      $  195,611,078,388
 Dollar Shares ..............................        20,970,069,451          35,543,487,128
 Cash Management Shares .....................           414,497,752             940,174,162
 Cash Reserve Shares ........................                     -               9,742,428
 Administration Shares ......................           855,194,278           2,163,253,377
 Bear Stearns Shares ........................           986,067,179           1,017,522,559
 Bear Stearns Private Client Shares .........         1,477,420,588             592,904,287
 Bear Stearns Premier Shares ................            74,230,134                       -
 Bear Stearns Premier Choice Shares .........            11,077,100                       -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            90,093,712              77,341,954
 Dollar Shares ..............................             2,633,753               2,311,328
 Cash Management Shares .....................               943,858                 714,105
 Cash Reserve Shares ........................                     -                   7,608
 Administration Shares ......................               472,551                 121,113
 Bear Stearns Shares ........................             1,562,000                 527,341
 Bear Stearns Private Client Shares .........             4,462,825                 754,353
 Bear Stearns Premier Shares ................                33,936                       -
Shares redeemed:
 Institutional Shares .......................      (127,318,506,324)       (198,316,895,559)
 Dollar Shares ..............................       (21,104,897,403)        (35,698,664,740)
 Cash Management Shares .....................          (362,989,850)           (896,254,181)
 Cash Reserve Shares ........................                     -             (16,372,544)
 Administration Shares ......................          (893,709,143)           (963,329,265)
 Bear Stearns Shares ........................          (879,652,289)           (903,851,920)
 Bear Stearns Private Client Shares .........        (1,064,767,566)           (313,194,333)
 Bear Stearns Premier Shares ................           (40,728,091)                      -
                                                 ------------------      ------------------
Net increase (decrease) .....................    $    2,224,472,417      $   (1,148,622,411)
                                                 ==================      ==================

                                                                              77

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                                  TEMPCASH
                                                --------------------------------------------
                                                  SIX MONTHS ENDED           YEAR ENDED
                                                   APRIL 30, 2005         OCTOBER 31, 2004
                                                --------------------   ---------------------
Shares sold:
 Institutional Shares .......................    $  71,709,458,152      $  109,427,269,385
 Dollar Shares ..............................          765,593,692           1,529,198,003
 Bear Stearns Premier Shares ................                    -                   7,969
 Bear Stearns Premier Choice Shares .........                    -                   4,390
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           48,646,544              58,117,990
 Dollar Shares ..............................            4,172,790               3,216,834
 Bear Stearns Premier Shares ................                   20                       8
 Bear Stearns Premier Choice Shares .........                   22                      10
Shares redeemed:
 Institutional Shares .......................      (69,126,258,330)       (112,828,540,259)
 Dollar Shares ..............................         (710,879,652)         (1,434,127,470)
 Bear Stearns Premier Shares ................                  (14)                 (5,736)
 Bear Stearns Premier Choice Shares .........                  (16)                 (2,254)
                                                 -----------------      ------------------
Net increase (decrease) .....................    $   2,690,733,208      $   (3,244,861,130)
                                                 =================      ==================

78

                  BLACKROCK LIQUIDITY FUNDS

                                                                 FEDFUND
                                                -----------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2005       OCTOBER 31, 2004
                                                ------------------   --------------------
Shares sold:
 Institutional Shares .......................    $  8,140,736,720     $  13,749,730,536
 Dollar Shares ..............................       5,391,704,842        10,197,848,730
 Cash Reserve Shares ........................           8,119,775               298,977
 Administration Shares ......................             210,000                     -
 Bear Stearns Shares ........................          58,161,772            93,587,130
 Bear Stearns Private Client Shares .........         233,409,000           100,508,918
 Bear Stearns Premier Shares ................          47,265,864                 6,631
 Bear Stearns Premier Choice Shares .........                   -                 6,336
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           7,335,441             6,246,171
 Dollar Shares ..............................              11,578                22,410
 Cash Reserve Shares ........................                   -                     -
 Administration Shares ......................                   -                     -
 Bear Stearns Shares ........................             128,708                48,229
 Bear Stearns Private Client Shares .........             675,049               155,352
 Bear Stearns Premier Shares ................              51,002                    11
 Bear Stearns Premier Choice Shares .........                  21                    15
Shares redeemed:
 Institutional Shares .......................      (7,912,412,895)      (14,036,100,725)
 Dollar Shares ..............................      (5,388,953,535)      (10,249,737,317)
 Cash Reserve Shares ........................         (15,771,082)           (4,515,153)
 Administration Shares ......................            (210,000)                    -
 Bear Stearns Shares ........................         (62,007,134)          (82,687,450)
 Bear Stearns Private Client Shares .........        (136,726,135)          (50,084,803)
 Bear Stearns Premier Shares ................         (31,344,391)               (4,499)
 Bear Stearns Premier Choice Shares .........                 (15)               (4,204)
                                                 ----------------     -----------------
Net increase (decrease) .....................    $    340,384,585     $    (274,674,705)
                                                 ================     =================

                                                                              79

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                                MUNIFUND
                                                -----------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2005       OCTOBER 31, 2004
                                                ------------------   --------------------
Shares sold:
 Institutional Shares .......................    $  7,647,959,474     $  13,536,702,305
 Dollar Shares ..............................         497,863,219           686,921,183
 Cash Management Shares .....................          63,792,775           154,422,866
 Cash Reserve Shares ........................                   -                     -
 Administration Shares ......................         486,135,145           941,027,134
 Bear Stearns Shares ........................         136,750,452           164,305,774
 Bear Stearns Private Client Shares .........         289,694,254           134,719,242
 Bear Stearns Premier Shares ................           7,658,943                     -
 Bear Stearns Premier Choice Shares .........               2,200                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           5,939,683             5,215,923
 Dollar Shares ..............................              85,916               115,227
 Cash Management Shares .....................              35,507                36,453
 Bear Stearns Shares ........................             160,349                51,293
 Bear Stearns Private Client Shares .........             513,281               104,712
 Bear Stearns Premier Shares ................               3,629                     -
 Bear Stearns Premier Choice Shares .........                   1                     -
Shares redeemed:
 Institutional Shares .......................      (7,396,286,038)      (13,279,049,460)
 Dollar Shares ..............................        (503,674,644)         (642,460,871)
 Cash Management Shares .....................         (46,167,498)         (156,767,380)
 Cash Reserve Shares ........................                   -                     -
 Administration Shares ......................        (478,377,627)         (503,437,789)
 Bear Stearns Shares ........................        (132,738,756)         (141,536,477)
 Bear Stearns Private Client Shares .........        (239,260,477)          (83,025,280)
 Bear Stearns Premier Shares ................          (1,845,344)                    -
                                                 ----------------     -----------------
Net increase ................................    $    338,244,444     $     817,344,855
                                                 ================     =================

80

                  BLACKROCK LIQUIDITY FUNDS

                                                                 MUNICASH
                                                -------------------------------------------
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                   APRIL 30, 2005        OCTOBER 31, 2004
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................    $  14,135,234,735      $  26,925,232,386
 Dollar Shares ..............................          113,362,669            211,300,606
 Bear Stearns Premier Shares ................                    -                 12,004
 Bear Stearns Premier Choice Shares .........                    -                  4,398
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            7,789,622             10,349,905
 Dollar Shares ..............................              500,716                595,082
 Bear Stearns Premier Shares ................                   14                      8
 Bear Stearns Premier Choice Shares .........                   16                     10
Shares redeemed:
 Institutional Shares .......................      (14,743,746,126)       (26,674,048,361)
 Dollar Shares ..............................         (110,360,057)          (222,555,729)
 Bear Stearns Premier Shares ................                  (10)                (9,869)
 Bear Stearns Premier Choice Shares .........                  (12)                (2,260)
                                                 -----------------      -----------------
Net increase (decrease) .....................    $    (597,218,433)     $     250,878,180
                                                 =================      =================

                                                         CALIFORNIA MONEY FUND
                                                ----------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2005       OCTOBER 31, 2004
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................    $  1,282,860,799     $  1,966,064,918
 Dollar Shares ..............................          70,168,087            8,629,261
 Cash Management Shares .....................             185,996              126,574
 Administration Shares ......................           2,518,996            4,981,520
 Bear Stearns Shares ........................          77,144,520          106,908,101
 Bear Stearns Private Client Shares .........         319,763,777          121,118,604
 Bear Stearns Premier Shares ................          16,221,207                5,786
 Bear Stearns Premier Choice Shares .........                   -                4,400
Shares issued in reinvestment of dividends:
 Institutional Shares .......................              39,438               46,924
 Cash Management Shares .....................                 716                  677
 Bear Stearns Shares ........................              60,004               25,214
 Bear Stearns Private Client Shares .........             439,671               72,021
 Bear Stearns Premier Shares ................               5,670                    9
 Bear Stearns Premier Choice Shares .........                  15                   10
Shares redeemed:
 Institutional Shares .......................      (1,326,509,519)      (2,008,074,542)
 Dollar Shares ..............................         (58,620,806)         (22,745,262)
 Cash Management Shares .....................             (96,966)            (233,547)
 Administration Shares ......................          (1,957,437)          (3,244,026)
 Bear Stearns Shares ........................         (49,825,940)        (103,729,883)
 Bear Stearns Private Client Shares .........        (261,996,950)         (83,975,914)
 Bear Stearns Premier Shares ................          (8,840,588)              (3,651)
 Bear Stearns Premier Choice Shares .........                 (11)              (2,260)
                                                 ----------------     ----------------
Net increase (decrease) .....................    $     61,560,679     $    (14,025,066)
                                                 ================     ================

                                                                              81

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                          NEW YORK MONEY FUND
                                                ----------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2005       OCTOBER 31, 2004
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................     $  767,790,689      $  1,363,736,757
 Dollar Shares ..............................          7,962,225            15,519,393
 Cash Management ............................            430,196                     -
 Administration Shares ......................         11,344,092            45,123,432
 Bear Stearns Shares ........................         29,627,372            94,724,889
 Bear Stearns Private Client Shares .........        259,107,376           150,193,745
 Bear Stearns Premier Shares ................          7,631,859                 5,734
 Bear Stearns Premier Choice Shares .........                  -                 4,394
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            252,386               193,851
 Dollar Shares ..............................             37,253                35,286
 Bear Stearns Shares ........................             12,328                28,418
 Bear Stearns Private Client Shares .........            460,958               105,324
 Bear Stearns Premier Shares ................              6,863                     9
 Bear Stearns Premier Choice Shares .........                 15                     9
Shares redeemed:
 Institutional Shares .......................       (796,327,149)       (1,477,648,621)
 Dollar Shares ..............................         (9,094,503)          (15,712,952)
 Cash Management ............................            (25,096)                    -
 Administration Shares ......................        (17,260,004)          (23,233,023)
 Bear Stearns Shares ........................        (13,518,177)         (111,985,712)
 Bear Stearns Private Client Shares .........       (236,102,575)          (96,366,083)
 Bear Stearns Premier Shares ................         (4,641,955)               (3,599)
 Bear Stearns Premier Choice Shares .........                (11)               (2,254)
                                                  --------------      ----------------
Net increase (decrease) .....................     $    7,694,142      $    (55,281,003)
                                                  ==============      ================

     On April 30, 2005, one shareholder held approximately 10% of the outstanding shares of TempFund, two shareholders held approximately 22% of
TempCash, two shareholders held approximately 32% of FedFund, one shareholder held approximately 15% of MuniFund, two shareholders held approximately 24% of
MuniCash, three shareholders held approximately 38% of California Money Fund and three shareholders held approximately 54% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although it is considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds'
shares on behalf of multiple underlying Fund shareholders.

82

                           BLACKROCK LIQUIDITY FUNDS

(E) At April 30, 2005, net assets consisted of:

                                                                        TEMPFUND              TEMPCASH             FEDFUND
                                                                   ------------------   -------------------   -----------------
Paid-in capital ................................................    $25,205,135,508      $11,072,358,522       $2,647,772,105
Accumulated net realized loss on security transactions .........         (4,709,299)          (2,982,017)              (3,752)
                                                                    ---------------      ---------------       --------------
  Net Assets ...................................................    $25,200,426,209      $11,069,376,505       $2,647,768,353
                                                                    ===============      ===============       ==============
                                                                                             MUNIFUND             MUNICASH
                                                                                         ---------------       --------------
Paid-in capital ................................................                         $ 2,771,100,871       $1,798,382,269
Undistributed net investment income ............................                                   2,304                    -
Accumulated net realized loss on security transactions .........                                (149,131)            (421,007)
                                                                                         ---------------       --------------
  Net Assets ...................................................                         $ 2,770,954,044       $1,797,961,262
                                                                                         ===============       ==============
                                                                                         CALIFORNIA MONEY      NEW YORK MONEY
                                                                                               FUND                 FUND
                                                                                        ----------------      ---------------
Paid-in capital ................................................                        $   563,079,962        $  324,347,303
Accumulated net realized loss on security transactions .........                                (87,836)                    -
                                                                                        ----------------      ---------------
  Net Assets ...................................................                        $   562,992,126        $  324,347,303
                                                                                        ================      ===============

(F) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue
Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the six months ended April 30, 2005.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

                                                                              83

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

The estimated tax character of distributions paid during the six months ended
April 30, 2005 and the tax character of distributions paid during the year ended October 31, 2004 were as follows:

                                  TAX-FREE       ORDINARY
                                   INCOME         INCOME
                               ------------- ---------------
  TempFund
  04/30/05 ..................   $         -   $310,190,733
  10/31/04 ..................             -    265,474,761
  TempCash
  04/30/05 ..................             -    116,216,861
  10/31/04 ..................             -    118,909,583
  FedFund
  04/30/05 ..................             -     26,075,180
  10/31/04 ..................             -     25,233,866
  MuniFund
  04/30/05 ..................    20,145,155              -
  10/31/04 ..................    18,552,850              -
  MuniCash
  04/30/05 ..................    20,282,582              -
  10/31/04 ..................    23,675,415              -
  California Money Fund
  04/30/05 ..................     4,102,651              -
  10/31/04 ..................     4,327,555              -
  New York Money Fund
  04/30/05 ..................     2,630,968              -
  10/31/04 ..................     2,938,700              -

As of April 30, 2005, the estimated tax components of distributable earnings/(accumulated losses) were as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED     ACCUMULATED
                                         TAX-FREE        ORDINARY         CAPITAL
                                          INCOME          INCOME          LOSSES
                                     --------------- --------------- ----------------
    TempFund ......................     $        -     $55,082,582     $ (4,709,299)
    TempCash ......................              -      22,623,290       (2,982,017)
    FedFund .......................              -       5,042,897          (12,054)
    MuniFund ......................      4,147,832               -         (111,004)
    MuniCash ......................      4,084,844               -         (382,368)
    California Money Fund .........        780,173               -          (87,836)
    New York Money Fund ...........        439,775               -                -

     At October 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                 EXPIRING OCTOBER 31
                                --------------------------------------------------------------------------------------
                                 2005   2006   2007     2008      2009       2010       2011       2012       TOTAL
                                ------ ------ ------ --------- --------- ----------- --------- ----------- -----------
TempFund ......................   $-     $-     $-    $     -   $     -   $459,902    $     -   $354,394    $814,296
TempCash ......................    -      -      -          -         -        888      9,501     78,365      88,754
MuniFund ......................    -      -      -          -         -          -          -     89,794      89,794
MuniCash ......................    -      -      -     13,010         -          -          -     77,299      90,309
California Money Fund .........    -      -      -          -    42,528          -     45,308          -      87,836

84

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

(A)  Board of Trustees' Consideration of the Advisory Contract.  The Investment
   Advisory Agreement ("Advisory Contract") of BlackRock Liquidity Funds (the
   "Fund") was most recently approved by the Board of Trustees (the "Board" or the "Trustees") of the Fund including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (as such term is defined in the Investment Company Act of 1940) (the
   "Independent Trustees") at an in-person meeting of the Board held on March
   1 and 2, 2005.  In determining to approve the Advisory Contract, the
   Trustees met with the relevant investment advisory personnel from BlackRock
   Institutional Management Corporation (the "Investment Adviser") and
   considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Contract.  The Board received materials in advance of the meeting relating to its consideration of the Advisory Contract of the
   Fund for each portfolio (each, a "Portfolio"), including, among other things:  (i) fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds;  (iii) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies with respect to each Portfolio for the years ended December 31,
   2003 and 2004, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Adviser; and (v)
   information regarding compliance records and regulatory matters relating to the Investment Adviser.  In addition, the Board reviewed a memorandum from its independent counsel detailing the Board's obligations in considering renewal of the Advisory Contract.  The information reviewed was responsive to requests by the Board's independent counsel for certain information to assist the Board in its considerations.  The topics discussed below were considered separately by the Independent Trustees in an executive session, during which independent counsel provided guidance to the Independent
   Trustees.

   Fees and Expenses.  In approving the Advisory Contract, the Trustees, including the Independent Trustees, reviewed the fees, both before
   (referred to as "Contractual") and after (referred to as "Actual") any fee waivers and expense reimbursements, and expense ratios of the Dollar Shares and Institutional Shares of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures
   (a "peer group").  Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by
   Lipper, Inc. ("Lipper"), which is not affiliated with the Investment
   Adviser.

   In considering data based on information provided by Lipper, the Trustees noted that of the ten Portfolios, none of the 20 classes of the Portfolios reviewed have Contractual or Actual advisory fees higher than the median.
   Further, only one share class (Federal Trust Dollar Shares) has Actual total expenses higher than the median for its peer group.  Its total expenses exceeded those for its peer group by .001%.

   The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by the
   Investment Adviser, including other money market funds.

   Following consideration of this information, the Trustees concluded that the fees to be paid pursuant to the Advisory Contract were fair and reasonable in light of the services provided.

                                                                              85

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

   Nature, Extent and Quality of Services.  The Trustees received information concerning the investment philosophy and investment process used by the
   Investment Adviser in managing the Portfolios.  In connection with this, the Trustees considered the Investment Adviser's in-house research capabilities as well as other resources available to their personnel.  The
   Trustees concluded that the scope of the Investment Adviser's services to be provided to the Portfolios was consistent with the Portfolios'
   operational requirements.

   The Trustees also considered the quality of the services provided by the
   Investment Adviser to the Portfolios.  The Trustees evaluated the procedures of the Investment Adviser designed to fulfill its fiduciary duty to the Portfolios with respect to possible conflicts of interest.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Contract.  The Trustees also took into account the time and attention devoted by senior management of the
   Investment Adviser to the Portfolios.  The Trustees also considered the business reputation of BlackRock and its financial resources and concluded that the Investment Adviser would be able to meet any reasonably foreseeable obligation under the Advisory Contract.

   Fund Performance.  The Board of Trustees, including the Independent
   Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each
   Portfolio, as well as the performance of funds with the same investment classification and objective ("performance universe").  The funds included within each Portfolio's performance universe were selected by Lipper.  The
   Board was provided with performance data for the Dollar Shares of each
   Portfolio over the one, two, three, four and five year periods ended
   November 30, 2004 and of the Institutional Shares of each Portfolio over the one, two, three, four, five and ten year periods ended November 30,
   2004, as compared to performance of the performance universe.

   The Trustees noted that of the 20 classes of the Portfolios that were included in the Lipper performance universe, fourteen classes (70%) had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended November 30, 2004. The remaining 6 classes performed below their respective performance universe median during at least two of those periods by no more than .10%. These 6 share classes are the Dollar Shares of TempFund, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund and
   MuniFund.

   The Trustees discussed other factors relevant to the performance of the
   Portfolios and concluded that each Portfolio's performance is generally competitive with that of its Lipper performance universe.

   Profitability. The Board of Trustees, including the Independent Trustees, considered the level of the Investment Adviser's and affiliates' profits in respect of their relationship with the Portfolios, including the cost of services provided by the Investment Adviser. This consideration included a broad review of the Investment Adviser's methodology in allocating their costs to the management of a Portfolio. The Board of Trustees considered the profits realized by the Investment Adviser and affiliates in connection with the operation of each Portfolio. The Board of Trustees, including the
   Independent Trustees, also considered the Investment Adviser's

86

                           BLACKROCK LIQUIDITY FUNDS

   profit margins in comparison with certain available industry data. The
   Board concluded that the Investment Adviser's profit is a reasonable profit for the services provided to the Portfolios.

   Economies of Scale. The Independent Trustees discussed economies-of-scale in light of existing breakpoints and the growth of assets in the Fund over the past several years and concluded that the advisory fee structure was reasonable.

   Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment
   Adviser, such as the engagement of affiliates of the Investment Adviser as service providers to the Portfolios, including for administrative, transfer agency and custodial services.

   No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Advisory Contract. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Advisory Contract, including the fees to be charged for services thereunder.

(B)  PricewaterhouseCoopers LLP ("PwC), the Fund's former independent auditor has been hired as an internal audit supporting service provider by The PNC
   Financial Services Group, Inc. ("PNC"), the parent company of the Fund's investment adviser and certain other service providers.  In order to provide certain servcices to PNC and its affiliates which would have caused
   PwC to no longer be independent with respect to the Fund, PwC declined to stand for re-election as independent auditor of the Fund after the completion of the fiscal 2003 audit.

   PwC's reports on the Registrant's financial statements for the fiscal years ended October 31, 2003 and October 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant's fiscal years ended October 31, 2003 and October 31, 2002, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities
   Exchange Act of 1934, as amended.

   On November 19, 2003, the Registrant by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche
   LLP as the independent auditors to audit the Registrant's financial statements for the fiscal year ending October 31, 2004. During the
   Registrant's fiscal years ended October 31, 2003 and October 31, 2002, neither the Registrant, its portfolios nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrant's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation
   S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item
   304).

                                                                              87

                           BLACKROCK LIQUIDITY FUNDS
                             ADDITIONAL INFORMATION

(C)  The amounts paid by TempFund, TempCash, FedFund, MuniFund, MuniCash,
   California Money Fund and New York Money Fund to the Chief Compliance
   Officer for the six months ended April 30, 2005, were $77,452.

88

Investment Adviser

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator

     BlackRock Institutional Management Corporation

     Wilmington, Delaware 19809

Co-Administrator and Transfer Agent

     PFPC Inc.

     Wilmington, DE 19809

Distributor

     BlackRock Distributors, Inc.

     King of Prussia, Pennsylvania 19406

Custodian

     PFPC Trust Co.

     Philadelphia, Pennsylvania 19153

Counsel

     Drinker Biddle & Reath LLP

     Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

     Deloitte & Touche LLP

     Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust has filed its complete schedule of portfolio holdings for the third quarter of its fiscal year ended July 31, 2004 and the first quarter of its fiscal year ended January 31, 2005 with the Commission on Form N-Q. The Trust's
Form N-Q is available on the Commission's website at http://www.sec.gov. The
Trust's Form N-Q may be reviewed and copied at the Commission's Public
Reference Room in Washington, D.C. Information regarding the operation of the
Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's
Form N-Q may also be obtained, upon request and without charge, by calling
(800) 821-7762.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the
Fund involve investment risks, including the possible loss of the principal amount invested.
[GRAPHIC APPEARS HERE]

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BlackRock Liquidity Funds

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date July 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date July 5, 2005

By (Signature and Title)*	/s/ William McGinley
William McGinley, Treasurer (principal financial officer)

Date July 6, 2005

*	Print the name and title of each signing officer under his or her signature.